UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07332
Name of Fund:
BlackRock Funds III
BlackRock LifePath® Dynamic 2025 Fund
BlackRock LifePath® Dynamic 2030 Fund
BlackRock LifePath® Dynamic 2035 Fund
BlackRock LifePath® Dynamic 2040 Fund
BlackRock LifePath® Dynamic 2045 Fund
BlackRock LifePath® Dynamic 2050 Fund
BlackRock LifePath® Dynamic 2055 Fund
BlackRock LifePath® Dynamic 2060 Fund
BlackRock LifePath® Dynamic 2065 Fund
BlackRock LifePath® Dynamic Retirement Fund
BlackRock LifePath® Index 2025 Fund
BlackRock LifePath® Index 2030 Fund
BlackRock LifePath® Index 2035 Fund
BlackRock LifePath® Index 2040 Fund
BlackRock LifePath® Index 2045 Fund
BlackRock LifePath® Index 2050 Fund
BlackRock LifePath® Index 2055 Fund
BlackRock LifePath® Index 2060 Fund
BlackRock LifePath® Index 2065 Fund
BlackRock LifePath® Index Retirement Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds III, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
12/31/2024
Date of reporting period:
6/30/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock LifePath® Dynamic 2025 Fund
Institutional Shares | LPBIX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2025 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$23	0.46%
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	4.88%	9.78%	5.45%	5.44%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2025 Fund Custom Benchmark	3.78	8.98	5.03	5.05
Key Fund statistics
Net Assets	$128,599,583
Number of Portfolio Holdings	29
Portfolio Turnover Rate	3%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	41.3%
Equity Funds	37.2
Money Market Funds	21.4
Other Assets Less Liabilities	0.1
Ten largest holdings
Security	Percent of Net Assets(a)
BlackRock Diversified Fixed Income Fund, Class K	33.1%
Diversified Equity Master Portfolio	24.7
iShares TIPS Bond ETF	7.7
International Tilts Master Portfolio	4.6
BlackRock Tactical Opportunities Fund, Class K	3.6
iShares MSCI EAFE Small-Cap ETF	1.6
BlackRock Advantage Emerging Markets Fund, Class K	1.6
iShares Developed Real Estate Index Fund, Class K	1.1
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2025 Fund
Institutional Shares | LPBIX
Semi-Annual Shareholder Report — June 30, 2024
LPBIX-06/24-SAR

BlackRock LifePath® Dynamic 2025 Fund
Investor A Shares | LPBAX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2025 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$36	0.71%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	4.79%	9.52%	5.18%	5.18%
Investor A Shares (with sales charge)	(0.71)	3.77	4.05	4.61
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2025 Fund Custom Benchmark	3.78	8.98	5.03	5.05
Key Fund statistics
Net Assets	$128,599,583
Number of Portfolio Holdings	29
Portfolio Turnover Rate	3%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	41.3%
Equity Funds	37.2
Money Market Funds	21.4
Other Assets Less Liabilities	0.1
Ten largest holdings
Security	Percent of Net Assets(a)
BlackRock Diversified Fixed Income Fund, Class K	33.1%
Diversified Equity Master Portfolio	24.7
iShares TIPS Bond ETF	7.7
International Tilts Master Portfolio	4.6
BlackRock Tactical Opportunities Fund, Class K	3.6
iShares MSCI EAFE Small-Cap ETF	1.6
BlackRock Advantage Emerging Markets Fund, Class K	1.6
iShares Developed Real Estate Index Fund, Class K	1.1
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2025 Fund
Investor A Shares | LPBAX
Semi-Annual Shareholder Report — June 30, 2024
LPBAX-06/24-SAR

BlackRock LifePath® Dynamic 2025 Fund
Investor C Shares | LPBCX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2025 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$74	1.46%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	4.38%	8.71%	4.39%	4.53%
Investor C Shares (with sales charge)	3.38	7.71	4.39	4.53
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2025 Fund Custom Benchmark	3.78	8.98	5.03	5.05
Key Fund statistics
Net Assets	$128,599,583
Number of Portfolio Holdings	29
Portfolio Turnover Rate	3%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	41.3%
Equity Funds	37.2
Money Market Funds	21.4
Other Assets Less Liabilities	0.1
Ten largest holdings
Security	Percent of Net Assets(a)
BlackRock Diversified Fixed Income Fund, Class K	33.1%
Diversified Equity Master Portfolio	24.7
iShares TIPS Bond ETF	7.7
International Tilts Master Portfolio	4.6
BlackRock Tactical Opportunities Fund, Class K	3.6
iShares MSCI EAFE Small-Cap ETF	1.6
BlackRock Advantage Emerging Markets Fund, Class K	1.6
iShares Developed Real Estate Index Fund, Class K	1.1
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2025 Fund
Investor C Shares | LPBCX
Semi-Annual Shareholder Report — June 30, 2024
LPBCX-06/24-SAR

BlackRock LifePath® Dynamic 2025 Fund
Class K Shares | LPBKX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2025 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$10	0.20%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	5.01%	10.03%	5.69%	5.70%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2025 Fund Custom Benchmark	3.78	8.98	5.03	5.05
Key Fund statistics
Net Assets	$128,599,583
Number of Portfolio Holdings	29
Portfolio Turnover Rate	3%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	41.3%
Equity Funds	37.2
Money Market Funds	21.4
Other Assets Less Liabilities	0.1
Ten largest holdings
Security	Percent of Net Assets(a)
BlackRock Diversified Fixed Income Fund, Class K	33.1%
Diversified Equity Master Portfolio	24.7
iShares TIPS Bond ETF	7.7
International Tilts Master Portfolio	4.6
BlackRock Tactical Opportunities Fund, Class K	3.6
iShares MSCI EAFE Small-Cap ETF	1.6
BlackRock Advantage Emerging Markets Fund, Class K	1.6
iShares Developed Real Estate Index Fund, Class K	1.1
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2025 Fund
Class K Shares | LPBKX
Semi-Annual Shareholder Report — June 30, 2024
LPBKX-06/24-SAR

BlackRock LifePath® Dynamic 2025 Fund
Class R Shares | LPBRX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2025 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$46	0.91%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	4.65%	9.30%	4.97%	4.96%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2025 Fund Custom Benchmark	3.78	8.98	5.03	5.05
Key Fund statistics
Net Assets	$128,599,583
Number of Portfolio Holdings	29
Portfolio Turnover Rate	3%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	41.3%
Equity Funds	37.2
Money Market Funds	21.4
Other Assets Less Liabilities	0.1
Ten largest holdings
Security	Percent of Net Assets(a)
BlackRock Diversified Fixed Income Fund, Class K	33.1%
Diversified Equity Master Portfolio	24.7
iShares TIPS Bond ETF	7.7
International Tilts Master Portfolio	4.6
BlackRock Tactical Opportunities Fund, Class K	3.6
iShares MSCI EAFE Small-Cap ETF	1.6
BlackRock Advantage Emerging Markets Fund, Class K	1.6
iShares Developed Real Estate Index Fund, Class K	1.1
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2025 Fund
Class R Shares | LPBRX
Semi-Annual Shareholder Report — June 30, 2024
LPBRX-06/24-SAR

BlackRock LifePath® Dynamic 2030 Fund
Institutional Shares | STLDX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$24	0.47%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	6.30%	12.00%	6.78%	6.35%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2030 Fund Custom Benchmark	5.04	10.97	6.29	5.88
Key Fund statistics
Net Assets	$355,627,275
Number of Portfolio Holdings	30
Portfolio Turnover Rate	6%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy. The Fund’s returns prior to November 28, 2014 are the returns of the Fund when it had a different target asset allocation.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	51.0%
Fixed-Income Funds	33.2
Money Market Funds	17.6
Liabilities in Excess of Other Assets	(1.8)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	32.2%
BlackRock Diversified Fixed Income Fund, Class K	23.7
International Tilts Master Portfolio	8.2
iShares TIPS Bond ETF	7.0
BlackRock Tactical Opportunities Fund, Class K	4.0
BlackRock Advantage Emerging Markets Fund, Class K	2.9
iShares MSCI EAFE Small-Cap ETF	2.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0
iShares Developed Real Estate Index Fund, Class K	1.6
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2030 Fund
Institutional Shares | STLDX
Semi-Annual Shareholder Report — June 30, 2024
STLDX-06/24-SAR

BlackRock LifePath® Dynamic 2030 Fund
Investor A Shares | LPRDX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37	0.72%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	6.22%	11.78%	6.51%	6.09%
Investor A Shares (with sales charge)	0.64	5.91	5.37	5.52
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2030 Fund Custom Benchmark	5.04	10.97	6.29	5.88
Key Fund statistics
Net Assets	$355,627,275
Number of Portfolio Holdings	30
Portfolio Turnover Rate	6%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy. The Fund’s returns prior to November 28, 2014 are the returns of the Fund when it had a different target asset allocation.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	51.0%
Fixed-Income Funds	33.2
Money Market Funds	17.6
Liabilities in Excess of Other Assets	(1.8)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	32.2%
BlackRock Diversified Fixed Income Fund, Class K	23.7
International Tilts Master Portfolio	8.2
iShares TIPS Bond ETF	7.0
BlackRock Tactical Opportunities Fund, Class K	4.0
BlackRock Advantage Emerging Markets Fund, Class K	2.9
iShares MSCI EAFE Small-Cap ETF	2.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0
iShares Developed Real Estate Index Fund, Class K	1.6
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2030 Fund
Investor A Shares | LPRDX
Semi-Annual Shareholder Report — June 30, 2024
LPRDX-06/24-SAR

BlackRock LifePath® Dynamic 2030 Fund
Investor C Shares | LPCNX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$75	1.47%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	5.81%	10.93%	5.70%	5.43%
Investor C Shares (with sales charge)	4.81	9.93	5.70	5.43
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2030 Fund Custom Benchmark	5.04	10.97	6.29	5.88
Key Fund statistics
Net Assets	$355,627,275
Number of Portfolio Holdings	30
Portfolio Turnover Rate	6%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy. The Fund’s returns prior to November 28, 2014 are the returns of the Fund when it had a different target asset allocation.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	51.0%
Fixed-Income Funds	33.2
Money Market Funds	17.6
Liabilities in Excess of Other Assets	(1.8)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	32.2%
BlackRock Diversified Fixed Income Fund, Class K	23.7
International Tilts Master Portfolio	8.2
iShares TIPS Bond ETF	7.0
BlackRock Tactical Opportunities Fund, Class K	4.0
BlackRock Advantage Emerging Markets Fund, Class K	2.9
iShares MSCI EAFE Small-Cap ETF	2.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0
iShares Developed Real Estate Index Fund, Class K	1.6
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2030 Fund
Investor C Shares | LPCNX
Semi-Annual Shareholder Report — June 30, 2024
LPCNX-06/24-SAR

BlackRock LifePath® Dynamic 2030 Fund
Class K Shares | LPSDX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$11	0.21%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	6.47%	12.34%	7.02%	6.62%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2030 Fund Custom Benchmark	5.04	10.97	6.29	5.88
Key Fund statistics
Net Assets	$355,627,275
Number of Portfolio Holdings	30
Portfolio Turnover Rate	6%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy. The Fund’s returns prior to November 28, 2014 are the returns of the Fund when it had a different target asset allocation.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	51.0%
Fixed-Income Funds	33.2
Money Market Funds	17.6
Liabilities in Excess of Other Assets	(1.8)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	32.2%
BlackRock Diversified Fixed Income Fund, Class K	23.7
International Tilts Master Portfolio	8.2
iShares TIPS Bond ETF	7.0
BlackRock Tactical Opportunities Fund, Class K	4.0
BlackRock Advantage Emerging Markets Fund, Class K	2.9
iShares MSCI EAFE Small-Cap ETF	2.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0
iShares Developed Real Estate Index Fund, Class K	1.6
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2030 Fund
Class K Shares | LPSDX
Semi-Annual Shareholder Report — June 30, 2024
LPSDX-06/24-SAR

BlackRock LifePath® Dynamic 2030 Fund
Class R Shares | LPRNX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$47	0.92%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	6.12%	11.58%	6.29%	5.87%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2030 Fund Custom Benchmark	5.04	10.97	6.29	5.88
Key Fund statistics
Net Assets	$355,627,275
Number of Portfolio Holdings	30
Portfolio Turnover Rate	6%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy. The Fund’s returns prior to November 28, 2014 are the returns of the Fund when it had a different target asset allocation.
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results.Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	51.0%
Fixed-Income Funds	33.2
Money Market Funds	17.6
Liabilities in Excess of Other Assets	(1.8)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	32.2%
BlackRock Diversified Fixed Income Fund, Class K	23.7
International Tilts Master Portfolio	8.2
iShares TIPS Bond ETF	7.0
BlackRock Tactical Opportunities Fund, Class K	4.0
BlackRock Advantage Emerging Markets Fund, Class K	2.9
iShares MSCI EAFE Small-Cap ETF	2.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0
iShares Developed Real Estate Index Fund, Class K	1.6
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2030 Fund
Class R Shares | LPRNX
Semi-Annual Shareholder Report — June 30, 2024
LPRNX-06/24-SAR

BlackRock LifePath® Dynamic 2035 Fund
Institutional Shares | LPJIX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27	0.52%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	7.48%	13.75%	7.88%	7.06%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2035 Fund Custom Benchmark	6.27	12.86	7.46	6.66
Key Fund statistics
Net Assets	$224,558,777
Number of Portfolio Holdings	30
Portfolio Turnover Rate	1%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	56.9%
Money Market Funds	24.9
Fixed-Income Funds	21.7
Liabilities in Excess of Other Assets	(3.5)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	38.9%
BlackRock Diversified Fixed Income Fund, Class K	13.4
International Tilts Master Portfolio	7.8
iShares TIPS Bond ETF	5.8
BlackRock Tactical Opportunities Fund, Class K	3.2
BlackRock Advantage Emerging Markets Fund, Class K	2.5
iShares MSCI EAFE Small-Cap ETF	2.5
iShares Developed Real Estate Index Fund, Class K	2.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0
BlackRock High Yield Bond Portfolio, Class K	0.4
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2035 Fund
Institutional Shares | LPJIX
Semi-Annual Shareholder Report — June 30, 2024
LPJIX-06/24-SAR

BlackRock LifePath® Dynamic 2035 Fund
Investor A Shares | LPJAX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39	0.76%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	7.39%	13.57%	7.61%	6.81%
Investor A Shares (with sales charge)	1.75	7.60	6.45	6.23
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2035 Fund Custom Benchmark	6.27	12.86	7.46	6.66
Key Fund statistics
Net Assets	$224,558,777
Number of Portfolio Holdings	30
Portfolio Turnover Rate	1%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	56.9%
Money Market Funds	24.9
Fixed-Income Funds	21.7
Liabilities in Excess of Other Assets	(3.5)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	38.9%
BlackRock Diversified Fixed Income Fund, Class K	13.4
International Tilts Master Portfolio	7.8
iShares TIPS Bond ETF	5.8
BlackRock Tactical Opportunities Fund, Class K	3.2
BlackRock Advantage Emerging Markets Fund, Class K	2.5
iShares MSCI EAFE Small-Cap ETF	2.5
iShares Developed Real Estate Index Fund, Class K	2.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0
BlackRock High Yield Bond Portfolio, Class K	0.4
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2035 Fund
Investor A Shares | LPJAX
Semi-Annual Shareholder Report — June 30, 2024
LPJAX-06/24-SAR

BlackRock LifePath® Dynamic 2035 Fund
Investor C Shares | LPJCX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$78	1.51%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	6.99%	12.64%	6.79%	6.14%
Investor C Shares (with sales charge)	5.99	11.64	6.79	6.14
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2035 Fund Custom Benchmark	6.27	12.86	7.46	6.66
Key Fund statistics
Net Assets	$224,558,777
Number of Portfolio Holdings	30
Portfolio Turnover Rate	1%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	56.9%
Money Market Funds	24.9
Fixed-Income Funds	21.7
Liabilities in Excess of Other Assets	(3.5)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	38.9%
BlackRock Diversified Fixed Income Fund, Class K	13.4
International Tilts Master Portfolio	7.8
iShares TIPS Bond ETF	5.8
BlackRock Tactical Opportunities Fund, Class K	3.2
BlackRock Advantage Emerging Markets Fund, Class K	2.5
iShares MSCI EAFE Small-Cap ETF	2.5
iShares Developed Real Estate Index Fund, Class K	2.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0
BlackRock High Yield Bond Portfolio, Class K	0.4
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2035 Fund
Investor C Shares | LPJCX
Semi-Annual Shareholder Report — June 30, 2024
LPJCX-06/24-SAR

BlackRock LifePath® Dynamic 2035 Fund
Class K Shares | LPJKX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$13	0.25%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	7.67%	14.15%	8.15%	7.32%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2035 Fund Custom Benchmark	6.27	12.86	7.46	6.66
Key Fund statistics
Net Assets	$224,558,777
Number of Portfolio Holdings	30
Portfolio Turnover Rate	1%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	56.9%
Money Market Funds	24.9
Fixed-Income Funds	21.7
Liabilities in Excess of Other Assets	(3.5)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	38.9%
BlackRock Diversified Fixed Income Fund, Class K	13.4
International Tilts Master Portfolio	7.8
iShares TIPS Bond ETF	5.8
BlackRock Tactical Opportunities Fund, Class K	3.2
BlackRock Advantage Emerging Markets Fund, Class K	2.5
iShares MSCI EAFE Small-Cap ETF	2.5
iShares Developed Real Estate Index Fund, Class K	2.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0
BlackRock High Yield Bond Portfolio, Class K	0.4
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2035 Fund
Class K Shares | LPJKX
Semi-Annual Shareholder Report — June 30, 2024
LPJKX-06/24-SAR

BlackRock LifePath® Dynamic 2035 Fund
Class R Shares | LPJRX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$49	0.96%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	7.28%	13.29%	7.40%	6.58%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2035 Fund Custom Benchmark	6.27	12.86	7.46	6.66
Key Fund statistics
Net Assets	$224,558,777
Number of Portfolio Holdings	30
Portfolio Turnover Rate	1%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	56.9%
Money Market Funds	24.9
Fixed-Income Funds	21.7
Liabilities in Excess of Other Assets	(3.5)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	38.9%
BlackRock Diversified Fixed Income Fund, Class K	13.4
International Tilts Master Portfolio	7.8
iShares TIPS Bond ETF	5.8
BlackRock Tactical Opportunities Fund, Class K	3.2
BlackRock Advantage Emerging Markets Fund, Class K	2.5
iShares MSCI EAFE Small-Cap ETF	2.5
iShares Developed Real Estate Index Fund, Class K	2.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0
BlackRock High Yield Bond Portfolio, Class K	0.4
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2035 Fund
Class R Shares | LPJRX
Semi-Annual Shareholder Report — June 30, 2024
LPJRX-06/24-SAR

BlackRock LifePath® Dynamic 2040 Fund
Institutional Shares | STLEX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27	0.52%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	9.00%	15.97%	9.00%	7.78%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2040 Fund Custom Benchmark	7.45	14.68	8.53	7.35
Key Fund statistics
Net Assets	$354,479,679
Number of Portfolio Holdings	28
Portfolio Turnover Rate	5%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy. The Fund’s returns prior to November 28, 2014 are the returns of the Fund when it had a different target asset allocation.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	70.4%
Money Market Funds	17.5
Fixed-Income Funds	14.9
Liabilities in Excess of Other Assets	(2.8)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	45.6%
International Tilts Master Portfolio	11.1
BlackRock Diversified Fixed Income Fund, Class K	6.5
iShares TIPS Bond ETF	4.3
BlackRock Tactical Opportunities Fund, Class K	3.9
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.6
BlackRock Advantage Emerging Markets Fund, Class K	3.5
iShares MSCI EAFE Small-Cap ETF	3.5
iShares Developed Real Estate Index Fund, Class K	2.8
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2040 Fund
Institutional Shares | STLEX
Semi-Annual Shareholder Report — June 30, 2024
STLEX-06/24-SAR

BlackRock LifePath® Dynamic 2040 Fund
Investor A Shares | LPREX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$40	0.77%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	8.80%	15.65%	8.73%	7.51%
Investor A Shares (with sales charge)	3.09	9.58	7.57	6.93
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2040 Fund Custom Benchmark	7.45	14.68	8.53	7.35
Key Fund statistics
Net Assets	$354,479,679
Number of Portfolio Holdings	28
Portfolio Turnover Rate	5%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy. The Fund’s returns prior to November 28, 2014 are the returns of the Fund when it had a different target asset allocation.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	70.4%
Money Market Funds	17.5
Fixed-Income Funds	14.9
Liabilities in Excess of Other Assets	(2.8)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	45.6%
International Tilts Master Portfolio	11.1
BlackRock Diversified Fixed Income Fund, Class K	6.5
iShares TIPS Bond ETF	4.3
BlackRock Tactical Opportunities Fund, Class K	3.9
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.6
BlackRock Advantage Emerging Markets Fund, Class K	3.5
iShares MSCI EAFE Small-Cap ETF	3.5
iShares Developed Real Estate Index Fund, Class K	2.8
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2040 Fund
Investor A Shares | LPREX
Semi-Annual Shareholder Report — June 30, 2024
LPREX-06/24-SAR

BlackRock LifePath® Dynamic 2040 Fund
Investor C Shares | LPCKX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$79	1.52%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	8.37%	14.74%	7.91%	6.84%
Investor C Shares (with sales charge)	7.37	13.74	7.91	6.84
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2040 Fund Custom Benchmark	7.45	14.68	8.53	7.35
Key Fund statistics
Net Assets	$354,479,679
Number of Portfolio Holdings	28
Portfolio Turnover Rate	5%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy. The Fund’s returns prior to November 28, 2014 are the returns of the Fund when it had a different target asset allocation.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	70.4%
Money Market Funds	17.5
Fixed-Income Funds	14.9
Liabilities in Excess of Other Assets	(2.8)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	45.6%
International Tilts Master Portfolio	11.1
BlackRock Diversified Fixed Income Fund, Class K	6.5
iShares TIPS Bond ETF	4.3
BlackRock Tactical Opportunities Fund, Class K	3.9
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.6
BlackRock Advantage Emerging Markets Fund, Class K	3.5
iShares MSCI EAFE Small-Cap ETF	3.5
iShares Developed Real Estate Index Fund, Class K	2.8
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2040 Fund
Investor C Shares | LPCKX
Semi-Annual Shareholder Report — June 30, 2024
LPCKX-06/24-SAR

BlackRock LifePath® Dynamic 2040 Fund
Class K Shares | LPSFX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$14	0.26%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	9.02%	16.15%	9.27%	8.04%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2040 Fund Custom Benchmark	7.45	14.68	8.53	7.35
Key Fund statistics
Net Assets	$354,479,679
Number of Portfolio Holdings	28
Portfolio Turnover Rate	5%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy. The Fund’s returns prior to November 28, 2014 are the returns of the Fund when it had a different target asset allocation.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	70.4%
Money Market Funds	17.5
Fixed-Income Funds	14.9
Liabilities in Excess of Other Assets	(2.8)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	45.6%
International Tilts Master Portfolio	11.1
BlackRock Diversified Fixed Income Fund, Class K	6.5
iShares TIPS Bond ETF	4.3
BlackRock Tactical Opportunities Fund, Class K	3.9
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.6
BlackRock Advantage Emerging Markets Fund, Class K	3.5
iShares MSCI EAFE Small-Cap ETF	3.5
iShares Developed Real Estate Index Fund, Class K	2.8
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2040 Fund
Class K Shares | LPSFX
Semi-Annual Shareholder Report — June 30, 2024
LPSFX-06/24-SAR

BlackRock LifePath® Dynamic 2040 Fund
Class R Shares | LPRKX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$50	0.97%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	8.69%	15.38%	8.51%	7.28%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2040 Fund Custom Benchmark	7.45	14.68	8.53	7.35
Key Fund statistics
Net Assets	$354,479,679
Number of Portfolio Holdings	28
Portfolio Turnover Rate	5%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy. The Fund’s returns prior to November 28, 2014 are the returns of the Fund when it had a different target asset allocation.
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	70.4%
Money Market Funds	17.5
Fixed-Income Funds	14.9
Liabilities in Excess of Other Assets	(2.8)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	45.6%
International Tilts Master Portfolio	11.1
BlackRock Diversified Fixed Income Fund, Class K	6.5
iShares TIPS Bond ETF	4.3
BlackRock Tactical Opportunities Fund, Class K	3.9
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.6
BlackRock Advantage Emerging Markets Fund, Class K	3.5
iShares MSCI EAFE Small-Cap ETF	3.5
iShares Developed Real Estate Index Fund, Class K	2.8
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2040 Fund
Class R Shares | LPRKX
Semi-Annual Shareholder Report — June 30, 2024
LPRKX-06/24-SAR

BlackRock LifePath® Dynamic 2045 Fund
Institutional Shares | LPHIX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$30	0.58%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	10.11%	17.77%	9.80%	8.21%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2045 Fund Custom Benchmark	8.56	16.41	9.47	7.91
Key Fund statistics
Net Assets	$189,974,060
Number of Portfolio Holdings	29
Portfolio Turnover Rate	1%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	73.5%
Money Market Funds	22.0
Fixed-Income Funds	6.6
Liabilities in Excess of Other Assets	(2.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	51.2%
International Tilts Master Portfolio	10.9
iShares Developed Real Estate Index Fund, Class K	3.3
BlackRock Tactical Opportunities Fund, Class K	3.2
iShares MSCI EAFE Small-Cap ETF	2.7
iShares TIPS Bond ETF	2.6
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.6
BlackRock Advantage Emerging Markets Fund, Class K	2.2
BlackRock Diversified Fixed Income Fund, Class K	0.9
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2045 Fund
Institutional Shares | LPHIX
Semi-Annual Shareholder Report — June 30, 2024
LPHIX-06/24-SAR

BlackRock LifePath® Dynamic 2045 Fund
Investor A Shares | LPHAX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$43	0.82%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	9.98%	17.53%	9.53%	7.94%
Investor A Shares (with sales charge)	4.21	11.36	8.36	7.36
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2045 Fund Custom Benchmark	8.56	16.41	9.47	7.91
Key Fund statistics
Net Assets	$189,974,060
Number of Portfolio Holdings	29
Portfolio Turnover Rate	1%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	73.5%
Money Market Funds	22.0
Fixed-Income Funds	6.6
Liabilities in Excess of Other Assets	(2.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	51.2%
International Tilts Master Portfolio	10.9
iShares Developed Real Estate Index Fund, Class K	3.3
BlackRock Tactical Opportunities Fund, Class K	3.2
iShares MSCI EAFE Small-Cap ETF	2.7
iShares TIPS Bond ETF	2.6
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.6
BlackRock Advantage Emerging Markets Fund, Class K	2.2
BlackRock Diversified Fixed Income Fund, Class K	0.9
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2045 Fund
Investor A Shares | LPHAX
Semi-Annual Shareholder Report — June 30, 2024
LPHAX-06/24-SAR

BlackRock LifePath® Dynamic 2045 Fund
Investor C Shares | LPHCX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$82	1.57%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	9.62%	16.66%	8.71%	7.27%
Investor C Shares (with sales charge)	8.62	15.66	8.71	7.27
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2045 Fund Custom Benchmark	8.56	16.41	9.47	7.91
Key Fund statistics
Net Assets	$189,974,060
Number of Portfolio Holdings	29
Portfolio Turnover Rate	1%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	73.5%
Money Market Funds	22.0
Fixed-Income Funds	6.6
Liabilities in Excess of Other Assets	(2.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	51.2%
International Tilts Master Portfolio	10.9
iShares Developed Real Estate Index Fund, Class K	3.3
BlackRock Tactical Opportunities Fund, Class K	3.2
iShares MSCI EAFE Small-Cap ETF	2.7
iShares TIPS Bond ETF	2.6
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.6
BlackRock Advantage Emerging Markets Fund, Class K	2.2
BlackRock Diversified Fixed Income Fund, Class K	0.9
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2045 Fund
Investor C Shares | LPHCX
Semi-Annual Shareholder Report — June 30, 2024
LPHCX-06/24-SAR

BlackRock LifePath® Dynamic 2045 Fund
Class K Shares | LPHKX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$16	0.30%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	10.31%	18.08%	10.08%	8.46%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2045 Fund Custom Benchmark	8.56	16.41	9.47	7.91
Key Fund statistics
Net Assets	$189,974,060
Number of Portfolio Holdings	29
Portfolio Turnover Rate	1%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	73.5%
Money Market Funds	22.0
Fixed-Income Funds	6.6
Liabilities in Excess of Other Assets	(2.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	51.2%
International Tilts Master Portfolio	10.9
iShares Developed Real Estate Index Fund, Class K	3.3
BlackRock Tactical Opportunities Fund, Class K	3.2
iShares MSCI EAFE Small-Cap ETF	2.7
iShares TIPS Bond ETF	2.6
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.6
BlackRock Advantage Emerging Markets Fund, Class K	2.2
BlackRock Diversified Fixed Income Fund, Class K	0.9
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2045 Fund
Class K Shares | LPHKX
Semi-Annual Shareholder Report — June 30, 2024
LPHKX-06/24-SAR

BlackRock LifePath® Dynamic 2045 Fund
Class R Shares | LPHRX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$53	1.01%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	9.92%	17.27%	9.31%	7.72%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2045 Fund Custom Benchmark	8.56	16.41	9.47	7.91
Key Fund statistics
Net Assets	$189,974,060
Number of Portfolio Holdings	29
Portfolio Turnover Rate	1%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	73.5%
Money Market Funds	22.0
Fixed-Income Funds	6.6
Liabilities in Excess of Other Assets	(2.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	51.2%
International Tilts Master Portfolio	10.9
iShares Developed Real Estate Index Fund, Class K	3.3
BlackRock Tactical Opportunities Fund, Class K	3.2
iShares MSCI EAFE Small-Cap ETF	2.7
iShares TIPS Bond ETF	2.6
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.6
BlackRock Advantage Emerging Markets Fund, Class K	2.2
BlackRock Diversified Fixed Income Fund, Class K	0.9
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2045 Fund
Class R Shares | LPHRX
Semi-Annual Shareholder Report — June 30, 2024
LPHRX-06/24-SAR

BlackRock LifePath® Dynamic 2050 Fund
Institutional Shares | STLFX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$30	0.57%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	10.73%	18.91%	10.08%	8.36%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2050 Fund Custom Benchmark	9.40	17.63	10.04	8.22
Key Fund statistics
Net Assets	$225,662,999
Number of Portfolio Holdings	27
Portfolio Turnover Rate	2%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy. The Fund’s returns prior to November 28, 2014 are the returns of the Fund when it had a different target asset allocation.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	80.9%
Money Market Funds	19.2
Fixed-Income Funds	3.3
Liabilities in Excess of Other Assets	(3.4)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	54.7%
International Tilts Master Portfolio	12.0
BlackRock Advantage Emerging Markets Fund, Class K	3.7
BlackRock Tactical Opportunities Fund, Class K	3.7
iShares MSCI EAFE Small-Cap ETF	3.5
iShares Developed Real Estate Index Fund, Class K	3.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8
iShares TIPS Bond ETF	1.0
BlackRock High Yield Bond Portfolio, Class K	0.4
BlackRock Diversified Fixed Income Fund, Class K	0.1
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2050 Fund
Institutional Shares | STLFX
Semi-Annual Shareholder Report — June 30, 2024
STLFX-06/24-SAR

BlackRock LifePath® Dynamic 2050 Fund
Investor A Shares | LPRFX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$42	0.81%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	10.57%	18.59%	9.80%	8.08%
Investor A Shares (with sales charge)	4.77	12.36	8.63	7.50
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2050 Fund Custom Benchmark	9.40	17.63	10.04	8.22
Key Fund statistics
Net Assets	$225,662,999
Number of Portfolio Holdings	27
Portfolio Turnover Rate	2%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy. The Fund’s returns prior to November 28, 2014 are the returns of the Fund when it had a different target asset allocation.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	80.9%
Money Market Funds	19.2
Fixed-Income Funds	3.3
Liabilities in Excess of Other Assets	(3.4)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	54.7%
International Tilts Master Portfolio	12.0
BlackRock Advantage Emerging Markets Fund, Class K	3.7
BlackRock Tactical Opportunities Fund, Class K	3.7
iShares MSCI EAFE Small-Cap ETF	3.5
iShares Developed Real Estate Index Fund, Class K	3.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8
iShares TIPS Bond ETF	1.0
BlackRock High Yield Bond Portfolio, Class K	0.4
BlackRock Diversified Fixed Income Fund, Class K	0.1
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2050 Fund
Investor A Shares | LPRFX
Semi-Annual Shareholder Report — June 30, 2024
LPRFX-06/24-SAR

BlackRock LifePath® Dynamic 2050 Fund
Investor C Shares | LPCPX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$82	1.56%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	10.17%	17.73%	8.97%	7.42%
Investor C Shares (with sales charge)	9.17	16.73	8.97	7.42
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2050 Fund Custom Benchmark	9.40	17.63	10.04	8.22
Key Fund statistics
Net Assets	$225,662,999
Number of Portfolio Holdings	27
Portfolio Turnover Rate	2%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy. The Fund’s returns prior to November 28, 2014 are the returns of the Fund when it had a different target asset allocation.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	80.9%
Money Market Funds	19.2
Fixed-Income Funds	3.3
Liabilities in Excess of Other Assets	(3.4)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	54.7%
International Tilts Master Portfolio	12.0
BlackRock Advantage Emerging Markets Fund, Class K	3.7
BlackRock Tactical Opportunities Fund, Class K	3.7
iShares MSCI EAFE Small-Cap ETF	3.5
iShares Developed Real Estate Index Fund, Class K	3.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8
iShares TIPS Bond ETF	1.0
BlackRock High Yield Bond Portfolio, Class K	0.4
BlackRock Diversified Fixed Income Fund, Class K	0.1
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2050 Fund
Investor C Shares | LPCPX
Semi-Annual Shareholder Report — June 30, 2024
LPCPX-06/24-SAR

BlackRock LifePath® Dynamic 2050 Fund
Class K Shares | LPSGX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$15	0.29%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	10.85%	19.19%	10.35%	8.62%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2050 Fund Custom Benchmark	9.40	17.63	10.04	8.22
Key Fund statistics
Net Assets	$225,662,999
Number of Portfolio Holdings	27
Portfolio Turnover Rate	2%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy. The Fund’s returns prior to November 28, 2014 are the returns of the Fund when it had a different target asset allocation.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	80.9%
Money Market Funds	19.2
Fixed-Income Funds	3.3
Liabilities in Excess of Other Assets	(3.4)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	54.7%
International Tilts Master Portfolio	12.0
BlackRock Advantage Emerging Markets Fund, Class K	3.7
BlackRock Tactical Opportunities Fund, Class K	3.7
iShares MSCI EAFE Small-Cap ETF	3.5
iShares Developed Real Estate Index Fund, Class K	3.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8
iShares TIPS Bond ETF	1.0
BlackRock High Yield Bond Portfolio, Class K	0.4
BlackRock Diversified Fixed Income Fund, Class K	0.1
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2050 Fund
Class K Shares | LPSGX
Semi-Annual Shareholder Report — June 30, 2024
LPSGX-06/24-SAR

BlackRock LifePath® Dynamic 2050 Fund
Class R Shares | LPRPX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$52	1.00%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	10.47%	18.36%	9.58%	7.86%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2050 Fund Custom Benchmark	9.40	17.63	10.04	8.22
Key Fund statistics
Net Assets	$225,662,999
Number of Portfolio Holdings	27
Portfolio Turnover Rate	2%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy. The Fund’s returns prior to November 28, 2014 are the returns of the Fund when it had a different target asset allocation.
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	80.9%
Money Market Funds	19.2
Fixed-Income Funds	3.3
Liabilities in Excess of Other Assets	(3.4)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	54.7%
International Tilts Master Portfolio	12.0
BlackRock Advantage Emerging Markets Fund, Class K	3.7
BlackRock Tactical Opportunities Fund, Class K	3.7
iShares MSCI EAFE Small-Cap ETF	3.5
iShares Developed Real Estate Index Fund, Class K	3.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8
iShares TIPS Bond ETF	1.0
BlackRock High Yield Bond Portfolio, Class K	0.4
BlackRock Diversified Fixed Income Fund, Class K	0.1
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2050 Fund
Class R Shares | LPRPX
Semi-Annual Shareholder Report — June 30, 2024
LPRPX-06/24-SAR

BlackRock LifePath® Dynamic 2055 Fund
Institutional Shares | LPVIX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$32	0.60%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	11.20%	19.38%	10.39%	8.45%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2055 Fund Custom Benchmark	9.80	18.15	10.22	8.30
Key Fund statistics
Net Assets	$145,605,324
Number of Portfolio Holdings	27
Portfolio Turnover Rate	1%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	82.1%
Money Market Funds	18.6
Fixed-Income Funds	1.0
Liabilities in Excess of Other Assets	(1.7)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	57.6%
International Tilts Master Portfolio	12.9
iShares Developed Real Estate Index Fund, Class K	3.1
BlackRock Tactical Opportunities Fund, Class K	3.1
BlackRock Advantage Emerging Markets Fund, Class K	2.9
iShares MSCI EAFE Small-Cap ETF	2.5
BlackRock High Yield Bond Portfolio, Class K	0.5
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.3
iShares TIPS Bond ETF	0.2
BlackRock Diversified Fixed Income Fund, Class K	0.1
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2055 Fund
Institutional Shares | LPVIX
Semi-Annual Shareholder Report — June 30, 2024
LPVIX-06/24-SAR

BlackRock LifePath® Dynamic 2055 Fund
Investor A Shares | LPVAX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$44	0.83%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	11.06%	19.01%	10.11%	8.18%
Investor A Shares (with sales charge)	5.23	12.76	8.93	7.60
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2055 Fund Custom Benchmark	9.80	18.15	10.22	8.30
Key Fund statistics
Net Assets	$145,605,324
Number of Portfolio Holdings	27
Portfolio Turnover Rate	1%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	82.1%
Money Market Funds	18.6
Fixed-Income Funds	1.0
Liabilities in Excess of Other Assets	(1.7)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	57.6%
International Tilts Master Portfolio	12.9
iShares Developed Real Estate Index Fund, Class K	3.1
BlackRock Tactical Opportunities Fund, Class K	3.1
BlackRock Advantage Emerging Markets Fund, Class K	2.9
iShares MSCI EAFE Small-Cap ETF	2.5
BlackRock High Yield Bond Portfolio, Class K	0.5
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.3
iShares TIPS Bond ETF	0.2
BlackRock Diversified Fixed Income Fund, Class K	0.1
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2055 Fund
Investor A Shares | LPVAX
Semi-Annual Shareholder Report — June 30, 2024
LPVAX-06/24-SAR

BlackRock LifePath® Dynamic 2055 Fund
Investor C Shares | LPVCX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$83	1.58%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	10.63%	18.17%	9.28%	7.50%
Investor C Shares (with sales charge)	9.63	17.17	9.28	7.50
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2055 Fund Custom Benchmark	9.80	18.15	10.22	8.30
Key Fund statistics
Net Assets	$145,605,324
Number of Portfolio Holdings	27
Portfolio Turnover Rate	1%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	82.1%
Money Market Funds	18.6
Fixed-Income Funds	1.0
Liabilities in Excess of Other Assets	(1.7)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	57.6%
International Tilts Master Portfolio	12.9
iShares Developed Real Estate Index Fund, Class K	3.1
BlackRock Tactical Opportunities Fund, Class K	3.1
BlackRock Advantage Emerging Markets Fund, Class K	2.9
iShares MSCI EAFE Small-Cap ETF	2.5
BlackRock High Yield Bond Portfolio, Class K	0.5
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.3
iShares TIPS Bond ETF	0.2
BlackRock Diversified Fixed Income Fund, Class K	0.1
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2055 Fund
Investor C Shares | LPVCX
Semi-Annual Shareholder Report — June 30, 2024
LPVCX-06/24-SAR

BlackRock LifePath® Dynamic 2055 Fund
Class K Shares | LPVKX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$16	0.31%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	11.38%	19.63%	10.67%	8.72%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2055 Fund Custom Benchmark	9.80	18.15	10.22	8.30
Key Fund statistics
Net Assets	$145,605,324
Number of Portfolio Holdings	27
Portfolio Turnover Rate	1%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	82.1%
Money Market Funds	18.6
Fixed-Income Funds	1.0
Liabilities in Excess of Other Assets	(1.7)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	57.6%
International Tilts Master Portfolio	12.9
iShares Developed Real Estate Index Fund, Class K	3.1
BlackRock Tactical Opportunities Fund, Class K	3.1
BlackRock Advantage Emerging Markets Fund, Class K	2.9
iShares MSCI EAFE Small-Cap ETF	2.5
BlackRock High Yield Bond Portfolio, Class K	0.5
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.3
iShares TIPS Bond ETF	0.2
BlackRock Diversified Fixed Income Fund, Class K	0.1
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2055 Fund
Class K Shares | LPVKX
Semi-Annual Shareholder Report — June 30, 2024
LPVKX-06/24-SAR

BlackRock LifePath® Dynamic 2055 Fund
Class R Shares | LPVRX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$54	1.02%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	10.94%	18.81%	9.89%	7.95%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2055 Fund Custom Benchmark	9.80	18.15	10.22	8.30
Key Fund statistics
Net Assets	$145,605,324
Number of Portfolio Holdings	27
Portfolio Turnover Rate	1%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glide path, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glide path and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	82.1%
Money Market Funds	18.6
Fixed-Income Funds	1.0
Liabilities in Excess of Other Assets	(1.7)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	57.6%
International Tilts Master Portfolio	12.9
iShares Developed Real Estate Index Fund, Class K	3.1
BlackRock Tactical Opportunities Fund, Class K	3.1
BlackRock Advantage Emerging Markets Fund, Class K	2.9
iShares MSCI EAFE Small-Cap ETF	2.5
BlackRock High Yield Bond Portfolio, Class K	0.5
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.3
iShares TIPS Bond ETF	0.2
BlackRock Diversified Fixed Income Fund, Class K	0.1
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2055 Fund
Class R Shares | LPVRX
Semi-Annual Shareholder Report — June 30, 2024
LPVRX-06/24-SAR

BlackRock LifePath® Dynamic 2060 Fund
Institutional Shares | LPDIX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$32	0.60%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Inception
Institutional Shares	11.26%	19.53%	10.15%	9.73%
Russell 1000® Index	14.24	23.88	14.61	13.87
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	0.84
LifePath Dynamic 2060 Fund Custom Benchmark	9.81	18.16	10.22	9.72
Key Fund statistics
Net Assets	$54,496,962
Number of Portfolio Holdings	30
Portfolio Turnover Rate	1%
The Fund commenced operations on May 31, 2017.
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	77.5%
Money Market Funds	22.1
Fixed-Income Funds	0.9
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	52.8%
International Tilts Master Portfolio	13.3
iShares Developed Real Estate Index Fund, Class K	3.1
BlackRock Tactical Opportunities Fund, Class K	2.3
iShares MSCI Canada ETF	2.1
BlackRock Advantage Emerging Markets Fund, Class K	2.0
iShares MSCI EAFE Small-Cap ETF	1.0
iShares MSCI EAFE ETF	0.8
BlackRock High Yield Bond Portfolio, Class K	0.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.3
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2060 Fund
Institutional Shares | LPDIX
Semi-Annual Shareholder Report — June 30, 2024
LPDIX-06/24-SAR

BlackRock LifePath® Dynamic 2060 Fund
Investor A Shares | LPDAX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$45	0.85%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Inception
Investor A Shares	11.15%	19.20%	9.88%	9.45%
Investor A Shares (with sales charge)	5.31	12.94	8.70	8.62
Russell 1000® Index	14.24	23.88	14.61	13.87
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	0.84
LifePath Dynamic 2060 Fund Custom Benchmark	9.81	18.16	10.22	9.72
Key Fund statistics
Net Assets	$54,496,962
Number of Portfolio Holdings	30
Portfolio Turnover Rate	1%
The Fund commenced operations on May 31, 2017.
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	77.5%
Money Market Funds	22.1
Fixed-Income Funds	0.9
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	52.8%
International Tilts Master Portfolio	13.3
iShares Developed Real Estate Index Fund, Class K	3.1
BlackRock Tactical Opportunities Fund, Class K	2.3
iShares MSCI Canada ETF	2.1
BlackRock Advantage Emerging Markets Fund, Class K	2.0
iShares MSCI EAFE Small-Cap ETF	1.0
iShares MSCI EAFE ETF	0.8
BlackRock High Yield Bond Portfolio, Class K	0.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.3
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2060 Fund
Investor A Shares | LPDAX
Semi-Annual Shareholder Report — June 30, 2024
LPDAX-06/24-SAR

BlackRock LifePath® Dynamic 2060 Fund
Investor C Shares | LPDCX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$84	1.61%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Inception
Investor C Shares	10.70%	18.21%	9.05%	8.60%
Investor C Shares (with sales charge)	9.70	17.21	9.05	8.60
Russell 1000® Index	14.24	23.88	14.61	13.87
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	0.84
LifePath Dynamic 2060 Fund Custom Benchmark	9.81	18.16	10.22	9.72
Key Fund statistics
Net Assets	$54,496,962
Number of Portfolio Holdings	30
Portfolio Turnover Rate	1%
The Fund commenced operations on May 31, 2017.
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	77.5%
Money Market Funds	22.1
Fixed-Income Funds	0.9
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	52.8%
International Tilts Master Portfolio	13.3
iShares Developed Real Estate Index Fund, Class K	3.1
BlackRock Tactical Opportunities Fund, Class K	2.3
iShares MSCI Canada ETF	2.1
BlackRock Advantage Emerging Markets Fund, Class K	2.0
iShares MSCI EAFE Small-Cap ETF	1.0
iShares MSCI EAFE ETF	0.8
BlackRock High Yield Bond Portfolio, Class K	0.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.3
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2060 Fund
Investor C Shares | LPDCX
Semi-Annual Shareholder Report — June 30, 2024
LPDCX-06/24-SAR

BlackRock LifePath® Dynamic 2060 Fund
Class K Shares | LPDKX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$16	0.31%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Inception
Class K Shares	11.46%	19.77%	10.43%	9.98%
Russell 1000® Index	14.24	23.88	14.61	13.87
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	0.84
LifePath Dynamic 2060 Fund Custom Benchmark	9.81	18.16	10.22	9.72
Key Fund statistics
Net Assets	$54,496,962
Number of Portfolio Holdings	30
Portfolio Turnover Rate	1%
The Fund commenced operations on May 31, 2017.
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	77.5%
Money Market Funds	22.1
Fixed-Income Funds	0.9
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	52.8%
International Tilts Master Portfolio	13.3
iShares Developed Real Estate Index Fund, Class K	3.1
BlackRock Tactical Opportunities Fund, Class K	2.3
iShares MSCI Canada ETF	2.1
BlackRock Advantage Emerging Markets Fund, Class K	2.0
iShares MSCI EAFE Small-Cap ETF	1.0
iShares MSCI EAFE ETF	0.8
BlackRock High Yield Bond Portfolio, Class K	0.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.3
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2060 Fund
Class K Shares | LPDKX
Semi-Annual Shareholder Report — June 30, 2024
LPDKX-06/24-SAR

BlackRock LifePath® Dynamic 2060 Fund
Class R Shares | LPDRX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$55	1.05%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Inception
Class R Shares	11.01%	18.93%	9.66%	9.23%
Russell 1000® Index	14.24	23.88	14.61	13.87
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	0.84
LifePath Dynamic 2060 Fund Custom Benchmark	9.81	18.16	10.22	9.72
Key Fund statistics
Net Assets	$54,496,962
Number of Portfolio Holdings	30
Portfolio Turnover Rate	1%
The Fund commenced operations on May 31, 2017.
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities.
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	77.5%
Money Market Funds	22.1
Fixed-Income Funds	0.9
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	52.8%
International Tilts Master Portfolio	13.3
iShares Developed Real Estate Index Fund, Class K	3.1
BlackRock Tactical Opportunities Fund, Class K	2.3
iShares MSCI Canada ETF	2.1
BlackRock Advantage Emerging Markets Fund, Class K	2.0
iShares MSCI EAFE Small-Cap ETF	1.0
iShares MSCI EAFE ETF	0.8
BlackRock High Yield Bond Portfolio, Class K	0.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.3
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2060 Fund
Class R Shares | LPDRX
Semi-Annual Shareholder Report — June 30, 2024
LPDRX-06/24-SAR

BlackRock LifePath® Dynamic 2065 Fund
Institutional Shares | LPWIX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$31	0.59%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Inception
Institutional Shares	10.99%	19.18%	10.19%
Russell 1000® Index	14.24	23.88	14.78
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.68)
LifePath Dynamic 2065 Fund Custom Benchmark	9.80	18.16	10.23
Key Fund statistics
Net Assets	$22,001,843
Number of Portfolio Holdings	32
Portfolio Turnover Rate	2%
The Fund commenced operations on October 30, 2019.
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	66.5%
Money Market Funds	35.5
Fixed-Income Funds	1.2
Liabilities in Excess of Other Assets	(3.2)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	45.2%
International Tilts Master Portfolio	9.1
iShares Developed Real Estate Index Fund, Class K	3.4
BlackRock Tactical Opportunities Fund, Class K	2.2
iShares MSCI Canada ETF	2.0
BlackRock Advantage Emerging Markets Fund, Class K	1.8
iShares MSCI EAFE Small-Cap ETF	1.4
iShares MSCI EAFE ETF	0.9
iShares Russell 2000 ETF	0.5
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.4
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2065 Fund
Institutional Shares | LPWIX
Semi-Annual Shareholder Report — June 30, 2024
LPWIX-06/24-SAR

BlackRock LifePath® Dynamic 2065 Fund
Investor A Shares | LPWAX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$42	0.80%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Inception
Investor A Shares	10.86%	18.85%	9.91%
Investor A Shares (with sales charge)	5.04	12.61	8.65
Russell 1000® Index	14.24	23.88	14.78
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.68)
LifePath Dynamic 2065 Fund Custom Benchmark	9.80	18.16	10.23
Key Fund statistics
Net Assets	$22,001,843
Number of Portfolio Holdings	32
Portfolio Turnover Rate	2%
The Fund commenced operations on October 30, 2019.
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	66.5%
Money Market Funds	35.5
Fixed-Income Funds	1.2
Liabilities in Excess of Other Assets	(3.2)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	45.2%
International Tilts Master Portfolio	9.1
iShares Developed Real Estate Index Fund, Class K	3.4
BlackRock Tactical Opportunities Fund, Class K	2.2
iShares MSCI Canada ETF	2.0
BlackRock Advantage Emerging Markets Fund, Class K	1.8
iShares MSCI EAFE Small-Cap ETF	1.4
iShares MSCI EAFE ETF	0.9
iShares Russell 2000 ETF	0.5
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.4
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2065 Fund
Investor A Shares | LPWAX
Semi-Annual Shareholder Report — June 30, 2024
LPWAX-06/24-SAR

BlackRock LifePath® Dynamic 2065 Fund
Investor C Shares | LPWCX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$83	1.59%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Inception
Investor C Shares	10.50%	18.00%	9.09%
Investor C Shares (with sales charge)	9.50	17.00	9.09
Russell 1000® Index	14.24	23.88	14.78
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.68)
LifePath Dynamic 2065 Fund Custom Benchmark	9.80	18.16	10.23
Key Fund statistics
Net Assets	$22,001,843
Number of Portfolio Holdings	32
Portfolio Turnover Rate	2%
The Fund commenced operations on October 30, 2019.
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	66.5%
Money Market Funds	35.5
Fixed-Income Funds	1.2
Liabilities in Excess of Other Assets	(3.2)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	45.2%
International Tilts Master Portfolio	9.1
iShares Developed Real Estate Index Fund, Class K	3.4
BlackRock Tactical Opportunities Fund, Class K	2.2
iShares MSCI Canada ETF	2.0
BlackRock Advantage Emerging Markets Fund, Class K	1.8
iShares MSCI EAFE Small-Cap ETF	1.4
iShares MSCI EAFE ETF	0.9
iShares Russell 2000 ETF	0.5
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.4
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2065 Fund
Investor C Shares | LPWCX
Semi-Annual Shareholder Report — June 30, 2024
LPWCX-06/24-SAR

BlackRock LifePath® Dynamic 2065 Fund
Class K Shares | LPWKX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$16	0.30%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Inception
Class K Shares	11.05%	19.38%	10.45%
Russell 1000® Index	14.24	23.88	14.78
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.68)
LifePath Dynamic 2065 Fund Custom Benchmark	9.80	18.16	10.23
Key Fund statistics
Net Assets	$22,001,843
Number of Portfolio Holdings	32
Portfolio Turnover Rate	2%
The Fund commenced operations on October 30, 2019.
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	66.5%
Money Market Funds	35.5
Fixed-Income Funds	1.2
Liabilities in Excess of Other Assets	(3.2)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	45.2%
International Tilts Master Portfolio	9.1
iShares Developed Real Estate Index Fund, Class K	3.4
BlackRock Tactical Opportunities Fund, Class K	2.2
iShares MSCI Canada ETF	2.0
BlackRock Advantage Emerging Markets Fund, Class K	1.8
iShares MSCI EAFE Small-Cap ETF	1.4
iShares MSCI EAFE ETF	0.9
iShares Russell 2000 ETF	0.5
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.4
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2065 Fund
Class K Shares | LPWKX
Semi-Annual Shareholder Report — June 30, 2024
LPWKX-06/24-SAR

BlackRock LifePath® Dynamic 2065 Fund
Class R Shares | LPWRX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$54	1.03%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Inception
Class R Shares	10.78%	18.60%	9.69%
Russell 1000® Index	14.24	23.88	14.78
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.68)
LifePath Dynamic 2065 Fund Custom Benchmark	9.80	18.16	10.23
Key Fund statistics
Net Assets	$22,001,843
Number of Portfolio Holdings	32
Portfolio Turnover Rate	2%
The Fund commenced operations on October 30, 2019.
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	66.5%
Money Market Funds	35.5
Fixed-Income Funds	1.2
Liabilities in Excess of Other Assets	(3.2)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	45.2%
International Tilts Master Portfolio	9.1
iShares Developed Real Estate Index Fund, Class K	3.4
BlackRock Tactical Opportunities Fund, Class K	2.2
iShares MSCI Canada ETF	2.0
BlackRock Advantage Emerging Markets Fund, Class K	1.8
iShares MSCI EAFE Small-Cap ETF	1.4
iShares MSCI EAFE ETF	0.9
iShares Russell 2000 ETF	0.5
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.4
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2065 Fund
Class R Shares | LPWRX
Semi-Annual Shareholder Report — June 30, 2024
LPWRX-06/24-SAR

BlackRock LifePath® Dynamic Retirement Fund
Institutional Shares | STLAX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$22	0.43%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	4.70%	9.68%	4.80%	4.70%
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
Russell 1000® Index	14.24	23.88	14.61	12.51
LifePath Dynamic Retirement Fund Custom Benchmark	3.51	8.56	4.31	4.28
Key Fund statistics
Net Assets	$256,301,840
Number of Portfolio Holdings	29
Portfolio Turnover Rate	4%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy. The Fund’s returns prior to November 28, 2014 are the returns of the Fund when it had a different target asset allocation.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	47.5%
Equity Funds	36.7
Money Market Funds	15.4
Other Assets Less Liabilities	0.4
Ten largest holdings
Security	Percent of Net Assets(a)
BlackRock Diversified Fixed Income Fund, Class K	39.2%
Diversified Equity Master Portfolio	22.5
iShares TIPS Bond ETF	7.8
BlackRock Tactical Opportunities Fund, Class K	4.6
International Tilts Master Portfolio	4.3
BlackRock Advantage Emerging Markets Fund, Class K	2.2
iShares MSCI EAFE Small-Cap ETF	2.2
iShares Developed Real Estate Index Fund, Class K	1.0
BlackRock High Yield Bond Portfolio, Class K	0.4
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic Retirement Fund
Institutional Shares | STLAX
Semi-Annual Shareholder Report — June 30, 2024
STLAX-06/24-SAR

BlackRock LifePath® Dynamic Retirement Fund
Investor A Shares | LPRAX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$35	0.68%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	4.58%	9.41%	4.54%	4.44%
Investor A Shares (with sales charge)	(0.91)	3.66	3.42	3.88
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
Russell 1000® Index	14.24	23.88	14.61	12.51
LifePath Dynamic Retirement Fund Custom Benchmark	3.51	8.56	4.31	4.28
Key Fund statistics
Net Assets	$256,301,840
Number of Portfolio Holdings	29
Portfolio Turnover Rate	4%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy. The Fund’s returns prior to November 28, 2014 are the returns of the Fund when it had a different target asset allocation.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	47.5%
Equity Funds	36.7
Money Market Funds	15.4
Other Assets Less Liabilities	0.4
Ten largest holdings
Security	Percent of Net Assets(a)
BlackRock Diversified Fixed Income Fund, Class K	39.2%
Diversified Equity Master Portfolio	22.5
iShares TIPS Bond ETF	7.8
BlackRock Tactical Opportunities Fund, Class K	4.6
International Tilts Master Portfolio	4.3
BlackRock Advantage Emerging Markets Fund, Class K	2.2
iShares MSCI EAFE Small-Cap ETF	2.2
iShares Developed Real Estate Index Fund, Class K	1.0
BlackRock High Yield Bond Portfolio, Class K	0.4
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic Retirement Fund
Investor A Shares | LPRAX
Semi-Annual Shareholder Report — June 30, 2024
LPRAX-06/24-SAR

BlackRock LifePath® Dynamic Retirement Fund
Investor C Shares | LPCRX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$73	1.43%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	4.18%	8.56%	3.75%	3.80%
Investor C Shares (with sales charge)	3.19	7.59	3.75	3.80
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
Russell 1000® Index	14.24	23.88	14.61	12.51
LifePath Dynamic Retirement Fund Custom Benchmark	3.51	8.56	4.31	4.28
Key Fund statistics
Net Assets	$256,301,840
Number of Portfolio Holdings	29
Portfolio Turnover Rate	4%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy. The Fund’s returns prior to November 28, 2014 are the returns of the Fund when it had a different target asset allocation.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	47.5%
Equity Funds	36.7
Money Market Funds	15.4
Other Assets Less Liabilities	0.4
Ten largest holdings
Security	Percent of Net Assets(a)
BlackRock Diversified Fixed Income Fund, Class K	39.2%
Diversified Equity Master Portfolio	22.5
iShares TIPS Bond ETF	7.8
BlackRock Tactical Opportunities Fund, Class K	4.6
International Tilts Master Portfolio	4.3
BlackRock Advantage Emerging Markets Fund, Class K	2.2
iShares MSCI EAFE Small-Cap ETF	2.2
iShares Developed Real Estate Index Fund, Class K	1.0
BlackRock High Yield Bond Portfolio, Class K	0.4
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic Retirement Fund
Investor C Shares | LPCRX
Semi-Annual Shareholder Report — June 30, 2024
LPCRX-06/24-SAR

BlackRock LifePath® Dynamic Retirement Fund
Class K Shares | LPSAX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$9	0.17%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	4.83%	9.98%	5.07%	4.96%
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
Russell 1000® Index	14.24	23.88	14.61	12.51
LifePath Dynamic Retirement Fund Custom Benchmark	3.51	8.56	4.31	4.28
Key Fund statistics
Net Assets	$256,301,840
Number of Portfolio Holdings	29
Portfolio Turnover Rate	4%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy. The Fund’s returns prior to November 28, 2014 are the returns of the Fund when it had a different target asset allocation.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	47.5%
Equity Funds	36.7
Money Market Funds	15.4
Other Assets Less Liabilities	0.4
Ten largest holdings
Security	Percent of Net Assets(a)
BlackRock Diversified Fixed Income Fund, Class K	39.2%
Diversified Equity Master Portfolio	22.5
iShares TIPS Bond ETF	7.8
BlackRock Tactical Opportunities Fund, Class K	4.6
International Tilts Master Portfolio	4.3
BlackRock Advantage Emerging Markets Fund, Class K	2.2
iShares MSCI EAFE Small-Cap ETF	2.2
iShares Developed Real Estate Index Fund, Class K	1.0
BlackRock High Yield Bond Portfolio, Class K	0.4
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic Retirement Fund
Class K Shares | LPSAX
Semi-Annual Shareholder Report — June 30, 2024
LPSAX-06/24-SAR

BlackRock LifePath® Dynamic Retirement Fund
Class R Shares | LPRRX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$45	0.88%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	4.58%	9.26%	4.34%	4.22%
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
Russell 1000® Index	14.24	23.88	14.61	12.51
LifePath Dynamic Retirement Fund Custom Benchmark	3.51	8.56	4.31	4.28
Key Fund statistics
Net Assets	$256,301,840
Number of Portfolio Holdings	29
Portfolio Turnover Rate	4%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
The Fund’s returns shown prior to March 31, 2018 are the returns of the Fund when its assets could be allocated to underlying funds that invest primarily in commodities. The Fund’s returns between December 14, 2015 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glide path and had a different investment strategy. The Fund’s returns prior to December 14, 2015 are the returns of the Fund under a different investment strategy. The Fund’s returns prior to November 28, 2014 are the returns of the Fund when it had a different target asset allocation.
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	47.5%
Equity Funds	36.7
Money Market Funds	15.4
Other Assets Less Liabilities	0.4
Ten largest holdings
Security	Percent of Net Assets(a)
BlackRock Diversified Fixed Income Fund, Class K	39.2%
Diversified Equity Master Portfolio	22.5
iShares TIPS Bond ETF	7.8
BlackRock Tactical Opportunities Fund, Class K	4.6
International Tilts Master Portfolio	4.3
BlackRock Advantage Emerging Markets Fund, Class K	2.2
iShares MSCI EAFE Small-Cap ETF	2.2
iShares Developed Real Estate Index Fund, Class K	1.0
BlackRock High Yield Bond Portfolio, Class K	0.4
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic Retirement Fund
Class R Shares | LPRRX
Semi-Annual Shareholder Report — June 30, 2024
LPRRX-06/24-SAR

BlackRock LifePath® Index 2025 Fund
Institutional Shares | LIBIX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2025 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	3.77%	8.79%	4.96%	5.22%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2025 Fund Custom Benchmark	3.78	8.98	5.03	5.31
Key Fund statistics
Net Assets	$6,586,450,725
Number of Portfolio Holdings	11
Portfolio Turnover Rate	7%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	58.5%
Equity Funds	41.5
Money Market Funds	0.1
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	24.3%
iShares U.S. Intermediate Government Bond Index Fund	18.5
iShares U.S. Securitized Bond Index Fund	14.1
iShares Core MSCI Total International Stock ETF	12.8
iShares U.S. Intermediate Credit Bond Index Fund	9.6
iShares TIPS Bond ETF	7.8
iShares U.S. Long Government Bond Index Fund	6.3
iShares Developed Real Estate Index Fund, Class K	2.2
iShares U.S. Long Credit Bond Index Fund	2.2
Master Small Cap Index Series	2.1
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2025 Fund
Institutional Shares | LIBIX
Semi-Annual Shareholder Report — June 30, 2024
LIBIX-06/24-SAR

BlackRock LifePath® Index 2025 Fund
Investor A Shares | LILAX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2025 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$18	0.36%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	3.64%	8.51%	4.69%	4.95%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2025 Fund Custom Benchmark	3.78	8.98	5.03	5.31
Key Fund statistics
Net Assets	$6,586,450,725
Number of Portfolio Holdings	11
Portfolio Turnover Rate	7%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	58.5%
Equity Funds	41.5
Money Market Funds	0.1
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	24.3%
iShares U.S. Intermediate Government Bond Index Fund	18.5
iShares U.S. Securitized Bond Index Fund	14.1
iShares Core MSCI Total International Stock ETF	12.8
iShares U.S. Intermediate Credit Bond Index Fund	9.6
iShares TIPS Bond ETF	7.8
iShares U.S. Long Government Bond Index Fund	6.3
iShares Developed Real Estate Index Fund, Class K	2.2
iShares U.S. Long Credit Bond Index Fund	2.2
Master Small Cap Index Series	2.1
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2025 Fund
Investor A Shares | LILAX
Semi-Annual Shareholder Report — June 30, 2024
LILAX-06/24-SAR

BlackRock LifePath® Index 2025 Fund
Investor P Shares | LILPX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2025 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$18	0.36%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor P Shares	3.65%	8.47%	4.69%	4.96%
Investor P Shares (with sales charge)	(1.79)	2.78	3.57	4.39
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2025 Fund Custom Benchmark	3.78	8.98	5.03	5.31
Key Fund statistics
Net Assets	$6,586,450,725
Number of Portfolio Holdings	11
Portfolio Turnover Rate	7%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	58.5%
Equity Funds	41.5
Money Market Funds	0.1
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	24.3%
iShares U.S. Intermediate Government Bond Index Fund	18.5
iShares U.S. Securitized Bond Index Fund	14.1
iShares Core MSCI Total International Stock ETF	12.8
iShares U.S. Intermediate Credit Bond Index Fund	9.6
iShares TIPS Bond ETF	7.8
iShares U.S. Long Government Bond Index Fund	6.3
iShares Developed Real Estate Index Fund, Class K	2.2
iShares U.S. Long Credit Bond Index Fund	2.2
Master Small Cap Index Series	2.1
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2025 Fund
Investor P Shares | LILPX
Semi-Annual Shareholder Report — June 30, 2024
LILPX-06/24-SAR

BlackRock LifePath® Index 2025 Fund
Class K Shares | LIBKX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2025 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3	0.06%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	3.84%	8.81%	5.02%	5.28%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2025 Fund Custom Benchmark	3.78	8.98	5.03	5.31
Key Fund statistics
Net Assets	$6,586,450,725
Number of Portfolio Holdings	11
Portfolio Turnover Rate	7%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	58.5%
Equity Funds	41.5
Money Market Funds	0.1
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	24.3%
iShares U.S. Intermediate Government Bond Index Fund	18.5
iShares U.S. Securitized Bond Index Fund	14.1
iShares Core MSCI Total International Stock ETF	12.8
iShares U.S. Intermediate Credit Bond Index Fund	9.6
iShares TIPS Bond ETF	7.8
iShares U.S. Long Government Bond Index Fund	6.3
iShares Developed Real Estate Index Fund, Class K	2.2
iShares U.S. Long Credit Bond Index Fund	2.2
Master Small Cap Index Series	2.1
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2025 Fund
Class K Shares | LIBKX
Semi-Annual Shareholder Report — June 30, 2024
LIBKX-06/24-SAR

BlackRock LifePath® Index 2030 Fund
Institutional Shares | LINIX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	5.05%	10.72%	6.22%	6.07%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2030 Fund Custom Benchmark	5.04	10.97	6.28	6.15
Key Fund statistics
Net Assets	$12,293,695,236
Number of Portfolio Holdings	12
Portfolio Turnover Rate	7%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	54.5%
Fixed-Income Funds	45.4
Money Market Funds	0.1
Liabilities in Excess of Other Assets	(—)(a)
Ten largest holdings
Security	Percent of Net Assets(b)
Large Cap Index Master Portfolio	32.3%
iShares Core MSCI Total International Stock ETF	17.3
iShares U.S. Securitized Bond Index Fund	10.6
iShares U.S. Intermediate Credit Bond Index Fund	9.3
iShares U.S. Intermediate Government Bond Index Fund	9.1
iShares TIPS Bond ETF	7.0
iShares U.S. Long Government Bond Index Fund	6.2
iShares U.S. Long Credit Bond Index Fund	3.2
iShares Developed Real Estate Index Fund, Class K	2.5
Master Small Cap Index Series	2.5
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2030 Fund
Institutional Shares | LINIX
Semi-Annual Shareholder Report — June 30, 2024
LINIX-06/24-SAR

BlackRock LifePath® Index 2030 Fund
Investor A Shares | LINAX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$18	0.36%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	4.93%	10.51%	5.95%	5.81%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2030 Fund Custom Benchmark	5.04	10.97	6.28	6.15
Key Fund statistics
Net Assets	$12,293,695,236
Number of Portfolio Holdings	12
Portfolio Turnover Rate	7%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	54.5%
Fixed-Income Funds	45.4
Money Market Funds	0.1
Liabilities in Excess of Other Assets	(—)(a)
Ten largest holdings
Security	Percent of Net Assets(b)
Large Cap Index Master Portfolio	32.3%
iShares Core MSCI Total International Stock ETF	17.3
iShares U.S. Securitized Bond Index Fund	10.6
iShares U.S. Intermediate Credit Bond Index Fund	9.3
iShares U.S. Intermediate Government Bond Index Fund	9.1
iShares TIPS Bond ETF	7.0
iShares U.S. Long Government Bond Index Fund	6.2
iShares U.S. Long Credit Bond Index Fund	3.2
iShares Developed Real Estate Index Fund, Class K	2.5
Master Small Cap Index Series	2.5
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2030 Fund
Investor A Shares | LINAX
Semi-Annual Shareholder Report — June 30, 2024
LINAX-06/24-SAR

BlackRock LifePath® Index 2030 Fund
Investor P Shares | LIDPX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$18	0.36%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor P Shares	4.94%	10.46%	5.94%	5.81%
Investor P Shares (with sales charge)	(0.57)	4.66	4.81	5.24
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2030 Fund Custom Benchmark	5.04	10.97	6.28	6.15
Key Fund statistics
Net Assets	$12,293,695,236
Number of Portfolio Holdings	12
Portfolio Turnover Rate	7%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	54.5%
Fixed-Income Funds	45.4
Money Market Funds	0.1
Liabilities in Excess of Other Assets	(—)(a)
Ten largest holdings
Security	Percent of Net Assets(b)
Large Cap Index Master Portfolio	32.3%
iShares Core MSCI Total International Stock ETF	17.3
iShares U.S. Securitized Bond Index Fund	10.6
iShares U.S. Intermediate Credit Bond Index Fund	9.3
iShares U.S. Intermediate Government Bond Index Fund	9.1
iShares TIPS Bond ETF	7.0
iShares U.S. Long Government Bond Index Fund	6.2
iShares U.S. Long Credit Bond Index Fund	3.2
iShares Developed Real Estate Index Fund, Class K	2.5
Master Small Cap Index Series	2.5
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2030 Fund
Investor P Shares | LIDPX
Semi-Annual Shareholder Report — June 30, 2024
LIDPX-06/24-SAR

BlackRock LifePath® Index 2030 Fund
Class K Shares | LINKX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3	0.06%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	5.12%	10.83%	6.27%	6.13%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2030 Fund Custom Benchmark	5.04	10.97	6.28	6.15
Key Fund statistics
Net Assets	$12,293,695,236
Number of Portfolio Holdings	12
Portfolio Turnover Rate	7%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	54.5%
Fixed-Income Funds	45.4
Money Market Funds	0.1
Liabilities in Excess of Other Assets	(—)(a)
Ten largest holdings
Security	Percent of Net Assets(b)
Large Cap Index Master Portfolio	32.3%
iShares Core MSCI Total International Stock ETF	17.3
iShares U.S. Securitized Bond Index Fund	10.6
iShares U.S. Intermediate Credit Bond Index Fund	9.3
iShares U.S. Intermediate Government Bond Index Fund	9.1
iShares TIPS Bond ETF	7.0
iShares U.S. Long Government Bond Index Fund	6.2
iShares U.S. Long Credit Bond Index Fund	3.2
iShares Developed Real Estate Index Fund, Class K	2.5
Master Small Cap Index Series	2.5
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2030 Fund
Class K Shares | LINKX
Semi-Annual Shareholder Report — June 30, 2024
LINKX-06/24-SAR

BlackRock LifePath® Index 2035 Fund
Institutional Shares | LIJIX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	6.31%	12.63%	7.41%	6.88%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2035 Fund Custom Benchmark	6.27	12.86	7.45	6.93
Key Fund statistics
Net Assets	$9,563,171,942
Number of Portfolio Holdings	12
Portfolio Turnover Rate	5%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	66.4%
Fixed-Income Funds	33.4
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	39.2%
iShares Core MSCI Total International Stock ETF	21.3
iShares U.S. Securitized Bond Index Fund	7.6
iShares U.S. Intermediate Government Bond Index Fund	6.3
iShares TIPS Bond ETF	6.0
iShares U.S. Intermediate Credit Bond Index Fund	5.1
iShares U.S. Long Government Bond Index Fund	4.4
iShares U.S. Long Credit Bond Index Fund	4.0
iShares Developed Real Estate Index Fund, Class K	3.2
Master Small Cap Index Series	2.7
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2035 Fund
Institutional Shares | LIJIX
Semi-Annual Shareholder Report — June 30, 2024
LIJIX-06/24-SAR

BlackRock LifePath® Index 2035 Fund
Investor A Shares | LIJAX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$18	0.36%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	6.16%	12.33%	7.13%	6.61%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2035 Fund Custom Benchmark	6.27	12.86	7.45	6.93
Key Fund statistics
Net Assets	$9,563,171,942
Number of Portfolio Holdings	12
Portfolio Turnover Rate	5%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	66.4%
Fixed-Income Funds	33.4
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	39.2%
iShares Core MSCI Total International Stock ETF	21.3
iShares U.S. Securitized Bond Index Fund	7.6
iShares U.S. Intermediate Government Bond Index Fund	6.3
iShares TIPS Bond ETF	6.0
iShares U.S. Intermediate Credit Bond Index Fund	5.1
iShares U.S. Long Government Bond Index Fund	4.4
iShares U.S. Long Credit Bond Index Fund	4.0
iShares Developed Real Estate Index Fund, Class K	3.2
Master Small Cap Index Series	2.7
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2035 Fund
Investor A Shares | LIJAX
Semi-Annual Shareholder Report — June 30, 2024
LIJAX-06/24-SAR

BlackRock LifePath® Index 2035 Fund
Investor P Shares | LIJPX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$18	0.36%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor P Shares	6.11%	12.30%	7.13%	6.61%
Investor P Shares (with sales charge)	0.54	6.40	5.98	6.04
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2035 Fund Custom Benchmark	6.27	12.86	7.45	6.93
Key Fund statistics
Net Assets	$9,563,171,942
Number of Portfolio Holdings	12
Portfolio Turnover Rate	5%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	66.4%
Fixed-Income Funds	33.4
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	39.2%
iShares Core MSCI Total International Stock ETF	21.3
iShares U.S. Securitized Bond Index Fund	7.6
iShares U.S. Intermediate Government Bond Index Fund	6.3
iShares TIPS Bond ETF	6.0
iShares U.S. Intermediate Credit Bond Index Fund	5.1
iShares U.S. Long Government Bond Index Fund	4.4
iShares U.S. Long Credit Bond Index Fund	4.0
iShares Developed Real Estate Index Fund, Class K	3.2
Master Small Cap Index Series	2.7
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2035 Fund
Investor P Shares | LIJPX
Semi-Annual Shareholder Report — June 30, 2024
LIJPX-06/24-SAR

BlackRock LifePath® Index 2035 Fund
Class K Shares | LIJKX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3	0.06%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	6.32%	12.67%	7.45%	6.93%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2035 Fund Custom Benchmark	6.27	12.86	7.45	6.93
Key Fund statistics
Net Assets	$9,563,171,942
Number of Portfolio Holdings	12
Portfolio Turnover Rate	5%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	66.4%
Fixed-Income Funds	33.4
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	39.2%
iShares Core MSCI Total International Stock ETF	21.3
iShares U.S. Securitized Bond Index Fund	7.6
iShares U.S. Intermediate Government Bond Index Fund	6.3
iShares TIPS Bond ETF	6.0
iShares U.S. Intermediate Credit Bond Index Fund	5.1
iShares U.S. Long Government Bond Index Fund	4.4
iShares U.S. Long Credit Bond Index Fund	4.0
iShares Developed Real Estate Index Fund, Class K	3.2
Master Small Cap Index Series	2.7
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2035 Fund
Class K Shares | LIJKX
Semi-Annual Shareholder Report — June 30, 2024
LIJKX-06/24-SAR

BlackRock LifePath® Index 2040 Fund
Institutional Shares | LIKIX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	7.49%	14.44%	8.49%	7.60%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2040 Fund Custom Benchmark	7.46	14.68	8.52	7.64
Key Fund statistics
Net Assets	$12,215,374,225
Number of Portfolio Holdings	12
Portfolio Turnover Rate	5%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	77.6%
Fixed-Income Funds	22.2
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	45.8%
iShares Core MSCI Total International Stock ETF	25.0
iShares U.S. Securitized Bond Index Fund	4.9
iShares TIPS Bond ETF	4.5
iShares U.S. Long Credit Bond Index Fund	3.9
iShares Developed Real Estate Index Fund, Class K	3.7
Master Small Cap Index Series	3.1
iShares U.S. Intermediate Government Bond Index Fund	3.1
iShares U.S. Intermediate Credit Bond Index Fund	2.9
iShares U.S. Long Government Bond Index Fund	2.9
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2040 Fund
Institutional Shares | LIKIX
Semi-Annual Shareholder Report — June 30, 2024
LIKIX-06/24-SAR

BlackRock LifePath® Index 2040 Fund
Investor A Shares | LIKAX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19	0.36%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	7.39%	14.21%	8.21%	7.34%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2040 Fund Custom Benchmark	7.46	14.68	8.52	7.64
Key Fund statistics
Net Assets	$12,215,374,225
Number of Portfolio Holdings	12
Portfolio Turnover Rate	5%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	77.6%
Fixed-Income Funds	22.2
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	45.8%
iShares Core MSCI Total International Stock ETF	25.0
iShares U.S. Securitized Bond Index Fund	4.9
iShares TIPS Bond ETF	4.5
iShares U.S. Long Credit Bond Index Fund	3.9
iShares Developed Real Estate Index Fund, Class K	3.7
Master Small Cap Index Series	3.1
iShares U.S. Intermediate Government Bond Index Fund	3.1
iShares U.S. Intermediate Credit Bond Index Fund	2.9
iShares U.S. Long Government Bond Index Fund	2.9
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2040 Fund
Investor A Shares | LIKAX
Semi-Annual Shareholder Report — June 30, 2024
LIKAX-06/24-SAR

BlackRock LifePath® Index 2040 Fund
Investor P Shares | LIKPX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19	0.36%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor P Shares	7.34%	14.16%	8.22%	7.33%
Investor P Shares (with sales charge)	1.71	8.17	7.06	6.75
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2040 Fund Custom Benchmark	7.46	14.68	8.52	7.64
Key Fund statistics
Net Assets	$12,215,374,225
Number of Portfolio Holdings	12
Portfolio Turnover Rate	5%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	77.6%
Fixed-Income Funds	22.2
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	45.8%
iShares Core MSCI Total International Stock ETF	25.0
iShares U.S. Securitized Bond Index Fund	4.9
iShares TIPS Bond ETF	4.5
iShares U.S. Long Credit Bond Index Fund	3.9
iShares Developed Real Estate Index Fund, Class K	3.7
Master Small Cap Index Series	3.1
iShares U.S. Intermediate Government Bond Index Fund	3.1
iShares U.S. Intermediate Credit Bond Index Fund	2.9
iShares U.S. Long Government Bond Index Fund	2.9
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2040 Fund
Investor P Shares | LIKPX
Semi-Annual Shareholder Report — June 30, 2024
LIKPX-06/24-SAR

BlackRock LifePath® Index 2040 Fund
Class K Shares | LIKKX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3	0.06%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	7.49%	14.47%	8.54%	7.65%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2040 Fund Custom Benchmark	7.46	14.68	8.52	7.64
Key Fund statistics
Net Assets	$12,215,374,225
Number of Portfolio Holdings	12
Portfolio Turnover Rate	5%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	77.6%
Fixed-Income Funds	22.2
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	45.8%
iShares Core MSCI Total International Stock ETF	25.0
iShares U.S. Securitized Bond Index Fund	4.9
iShares TIPS Bond ETF	4.5
iShares U.S. Long Credit Bond Index Fund	3.9
iShares Developed Real Estate Index Fund, Class K	3.7
Master Small Cap Index Series	3.1
iShares U.S. Intermediate Government Bond Index Fund	3.1
iShares U.S. Intermediate Credit Bond Index Fund	2.9
iShares U.S. Long Government Bond Index Fund	2.9
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2040 Fund
Class K Shares | LIKKX
Semi-Annual Shareholder Report — June 30, 2024
LIKKX-06/24-SAR

BlackRock LifePath® Index 2045 Fund
Institutional Shares | LIHIX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	8.58%	16.20%	9.45%	8.20%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2045 Fund Custom Benchmark	8.56	16.41	9.46	8.21
Key Fund statistics
Net Assets	$8,386,266,343
Number of Portfolio Holdings	11
Portfolio Turnover Rate	4%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	88.0%
Fixed-Income Funds	11.8
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	51.8%
iShares Core MSCI Total International Stock ETF	28.5
iShares Developed Real Estate Index Fund, Class K	4.3
iShares U.S. Long Credit Bond Index Fund	4.0
Master Small Cap Index Series	3.5
iShares TIPS Bond ETF	2.9
iShares U.S. Securitized Bond Index Fund	2.4
iShares U.S. Long Government Bond Index Fund	1.2
iShares U.S. Intermediate Credit Bond Index Fund	0.7
iShares U.S. Intermediate Government Bond Index Fund	0.5
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2045 Fund
Institutional Shares | LIHIX
Semi-Annual Shareholder Report — June 30, 2024
LIHIX-06/24-SAR

BlackRock LifePath® Index 2045 Fund
Investor A Shares | LIHAX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19	0.36%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	8.45%	15.87%	9.17%	7.93%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2045 Fund Custom Benchmark	8.56	16.41	9.46	8.21
Key Fund statistics
Net Assets	$8,386,266,343
Number of Portfolio Holdings	11
Portfolio Turnover Rate	4%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	88.0%
Fixed-Income Funds	11.8
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	51.8%
iShares Core MSCI Total International Stock ETF	28.5
iShares Developed Real Estate Index Fund, Class K	4.3
iShares U.S. Long Credit Bond Index Fund	4.0
Master Small Cap Index Series	3.5
iShares TIPS Bond ETF	2.9
iShares U.S. Securitized Bond Index Fund	2.4
iShares U.S. Long Government Bond Index Fund	1.2
iShares U.S. Intermediate Credit Bond Index Fund	0.7
iShares U.S. Intermediate Government Bond Index Fund	0.5
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2045 Fund
Investor A Shares | LIHAX
Semi-Annual Shareholder Report — June 30, 2024
LIHAX-06/24-SAR

BlackRock LifePath® Index 2045 Fund
Investor P Shares | LIHPX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19	0.36%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor P Shares	8.47%	15.92%	9.17%	7.93%
Investor P Shares (with sales charge)	2.77	9.83	7.99	7.34
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2045 Fund Custom Benchmark	8.56	16.41	9.46	8.21
Key Fund statistics
Net Assets	$8,386,266,343
Number of Portfolio Holdings	11
Portfolio Turnover Rate	4%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	88.0%
Fixed-Income Funds	11.8
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	51.8%
iShares Core MSCI Total International Stock ETF	28.5
iShares Developed Real Estate Index Fund, Class K	4.3
iShares U.S. Long Credit Bond Index Fund	4.0
Master Small Cap Index Series	3.5
iShares TIPS Bond ETF	2.9
iShares U.S. Securitized Bond Index Fund	2.4
iShares U.S. Long Government Bond Index Fund	1.2
iShares U.S. Intermediate Credit Bond Index Fund	0.7
iShares U.S. Intermediate Government Bond Index Fund	0.5
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2045 Fund
Investor P Shares | LIHPX
Semi-Annual Shareholder Report — June 30, 2024
LIHPX-06/24-SAR

BlackRock LifePath® Index 2045 Fund
Class K Shares | LIHKX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3	0.06%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	8.62%	16.22%	9.49%	8.26%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2045 Fund Custom Benchmark	8.56	16.41	9.46	8.21
Key Fund statistics
Net Assets	$8,386,266,343
Number of Portfolio Holdings	11
Portfolio Turnover Rate	4%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	88.0%
Fixed-Income Funds	11.8
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	51.8%
iShares Core MSCI Total International Stock ETF	28.5
iShares Developed Real Estate Index Fund, Class K	4.3
iShares U.S. Long Credit Bond Index Fund	4.0
Master Small Cap Index Series	3.5
iShares TIPS Bond ETF	2.9
iShares U.S. Securitized Bond Index Fund	2.4
iShares U.S. Long Government Bond Index Fund	1.2
iShares U.S. Intermediate Credit Bond Index Fund	0.7
iShares U.S. Intermediate Government Bond Index Fund	0.5
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2045 Fund
Class K Shares | LIHKX
Semi-Annual Shareholder Report — June 30, 2024
LIHKX-06/24-SAR

BlackRock LifePath® Index 2050 Fund
Institutional Shares | LIPIX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	9.48%	17.46%	10.02%	8.52%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2050 Fund Custom Benchmark	9.40	17.63	10.03	8.52
Key Fund statistics
Net Assets	$8,795,062,546
Number of Portfolio Holdings	9
Portfolio Turnover Rate	5%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	95.4%
Fixed-Income Funds	4.4
Money Market Funds	0.7
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	56.2%
iShares Core MSCI Total International Stock ETF	31.0
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.8
iShares U.S. Long Credit Bond Index Fund	3.0
iShares TIPS Bond ETF	1.3
iShares U.S. Long Government Bond Index Fund	0.2
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2050 Fund
Institutional Shares | LIPIX
Semi-Annual Shareholder Report — June 30, 2024
LIPIX-06/24-SAR

BlackRock LifePath® Index 2050 Fund
Investor A Shares | LIPAX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19	0.36%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	9.31%	17.15%	9.73%	8.25%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2050 Fund Custom Benchmark	9.40	17.63	10.03	8.52
Key Fund statistics
Net Assets	$8,795,062,546
Number of Portfolio Holdings	9
Portfolio Turnover Rate	5%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	95.4%
Fixed-Income Funds	4.4
Money Market Funds	0.7
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	56.2%
iShares Core MSCI Total International Stock ETF	31.0
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.8
iShares U.S. Long Credit Bond Index Fund	3.0
iShares TIPS Bond ETF	1.3
iShares U.S. Long Government Bond Index Fund	0.2
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2050 Fund
Investor A Shares | LIPAX
Semi-Annual Shareholder Report — June 30, 2024
LIPAX-06/24-SAR

BlackRock LifePath® Index 2050 Fund
Investor P Shares | LIPPX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19	0.36%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor P Shares	9.32%	17.17%	9.74%	8.25%
Investor P Shares (with sales charge)	3.58	11.01	8.56	7.67
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2050 Fund Custom Benchmark	9.40	17.63	10.03	8.52
Key Fund statistics
Net Assets	$8,795,062,546
Number of Portfolio Holdings	9
Portfolio Turnover Rate	5%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	95.4%
Fixed-Income Funds	4.4
Money Market Funds	0.7
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	56.2%
iShares Core MSCI Total International Stock ETF	31.0
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.8
iShares U.S. Long Credit Bond Index Fund	3.0
iShares TIPS Bond ETF	1.3
iShares U.S. Long Government Bond Index Fund	0.2
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2050 Fund
Investor P Shares | LIPPX
Semi-Annual Shareholder Report — June 30, 2024
LIPPX-06/24-SAR

BlackRock LifePath® Index 2050 Fund
Class K Shares | LIPKX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3	0.06%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	9.48%	17.49%	10.07%	8.57%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2050 Fund Custom Benchmark	9.40	17.63	10.03	8.52
Key Fund statistics
Net Assets	$8,795,062,546
Number of Portfolio Holdings	9
Portfolio Turnover Rate	5%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	95.4%
Fixed-Income Funds	4.4
Money Market Funds	0.7
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	56.2%
iShares Core MSCI Total International Stock ETF	31.0
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.8
iShares U.S. Long Credit Bond Index Fund	3.0
iShares TIPS Bond ETF	1.3
iShares U.S. Long Government Bond Index Fund	0.2
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2050 Fund
Class K Shares | LIPKX
Semi-Annual Shareholder Report — June 30, 2024
LIPKX-06/24-SAR

BlackRock LifePath® Index 2055 Fund
Institutional Shares | LIVIX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	9.83%	17.94%	10.16%	8.60%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2055 Fund Custom Benchmark	9.80	18.15	10.21	8.61
Key Fund statistics
Net Assets	$5,754,586,346
Number of Portfolio Holdings	7
Portfolio Turnover Rate	4%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	98.5%
Fixed-Income Funds	1.3
Money Market Funds	0.2
Liabilities in Excess of Other Assets	(—)(a)
Ten largest holdings
Security	Percent of Net Assets(b)
Large Cap Index Master Portfolio	58.1%
iShares Core MSCI Total International Stock ETF	32.2
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	1.0
iShares TIPS Bond ETF	0.3
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2055 Fund
Institutional Shares | LIVIX
Semi-Annual Shareholder Report — June 30, 2024
LIVIX-06/24-SAR

BlackRock LifePath® Index 2055 Fund
Investor A Shares | LIVAX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19	0.36%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	9.71%	17.62%	9.90%	8.34%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2055 Fund Custom Benchmark	9.80	18.15	10.21	8.61
Key Fund statistics
Net Assets	$5,754,586,346
Number of Portfolio Holdings	7
Portfolio Turnover Rate	4%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	98.5%
Fixed-Income Funds	1.3
Money Market Funds	0.2
Liabilities in Excess of Other Assets	(—)(a)
Ten largest holdings
Security	Percent of Net Assets(b)
Large Cap Index Master Portfolio	58.1%
iShares Core MSCI Total International Stock ETF	32.2
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	1.0
iShares TIPS Bond ETF	0.3
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2055 Fund
Investor A Shares | LIVAX
Semi-Annual Shareholder Report — June 30, 2024
LIVAX-06/24-SAR

BlackRock LifePath® Index 2055 Fund
Investor P Shares | LIVPX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19	0.36%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor P Shares	9.73%	17.61%	9.89%	8.33%
Investor P Shares (with sales charge)	3.97	11.43	8.72	7.75
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2055 Fund Custom Benchmark	9.80	18.15	10.21	8.61
Key Fund statistics
Net Assets	$5,754,586,346
Number of Portfolio Holdings	7
Portfolio Turnover Rate	4%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	98.5%
Fixed-Income Funds	1.3
Money Market Funds	0.2
Liabilities in Excess of Other Assets	(—)(a)
Ten largest holdings
Security	Percent of Net Assets(b)
Large Cap Index Master Portfolio	58.1%
iShares Core MSCI Total International Stock ETF	32.2
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	1.0
iShares TIPS Bond ETF	0.3
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2055 Fund
Investor P Shares | LIVPX
Semi-Annual Shareholder Report — June 30, 2024
LIVPX-06/24-SAR

BlackRock LifePath® Index 2055 Fund
Class K Shares | LIVKX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3	0.06%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	9.87%	17.96%	10.22%	8.65%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2055 Fund Custom Benchmark	9.80	18.15	10.21	8.61
Key Fund statistics
Net Assets	$5,754,586,346
Number of Portfolio Holdings	7
Portfolio Turnover Rate	4%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	98.5%
Fixed-Income Funds	1.3
Money Market Funds	0.2
Liabilities in Excess of Other Assets	(—)(a)
Ten largest holdings
Security	Percent of Net Assets(b)
Large Cap Index Master Portfolio	58.1%
iShares Core MSCI Total International Stock ETF	32.2
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	1.0
iShares TIPS Bond ETF	0.3
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2055 Fund
Class K Shares | LIVKX
Semi-Annual Shareholder Report — June 30, 2024
LIVKX-06/24-SAR

BlackRock LifePath® Index 2060 Fund
Institutional Shares | LIZIX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Inception
Institutional Shares	9.89%	17.97%	10.17%	11.30%
Russell 1000® Index	14.24	23.88	14.61	15.09
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.06
LifePath Index 2060 Fund Custom Benchmark	9.81	18.16	10.21	11.28
Key Fund statistics
Net Assets	$3,252,505,009
Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%
The Fund commenced operations on February 29, 2016.
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	98.8%
Fixed-Income Funds	1.0
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	58.3%
iShares Core MSCI Total International Stock ETF	32.3
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	0.8
iShares TIPS Bond ETF	0.2
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2060 Fund
Institutional Shares | LIZIX
Semi-Annual Shareholder Report — June 30, 2024
LIZIX-06/24-SAR

BlackRock LifePath® Index 2060 Fund
Investor A Shares | LIZAX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19	0.36%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Inception
Investor A Shares	9.70%	17.63%	9.89%	11.01%
Russell 1000® Index	14.24	23.88	14.61	15.09
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.06
LifePath Index 2060 Fund Custom Benchmark	9.81	18.16	10.21	11.28
Key Fund statistics
Net Assets	$3,252,505,009
Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%
The Fund commenced operations on February 29, 2016.
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	98.8%
Fixed-Income Funds	1.0
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	58.3%
iShares Core MSCI Total International Stock ETF	32.3
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	0.8
iShares TIPS Bond ETF	0.2
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2060 Fund
Investor A Shares | LIZAX
Semi-Annual Shareholder Report — June 30, 2024
LIZAX-06/24-SAR

BlackRock LifePath® Index 2060 Fund
Investor P Shares | LIZPX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19	0.36%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Inception
Investor P Shares	9.71%	17.66%	9.90%	11.03%
Investor P Shares (with sales charge)	3.95	11.48	8.72	10.32
Russell 1000® Index	14.24	23.88	14.61	15.09
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.06
LifePath Index 2060 Fund Custom Benchmark	9.81	18.16	10.21	11.28
Key Fund statistics
Net Assets	$3,252,505,009
Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%
The Fund commenced operations on February 29, 2016.
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	98.8%
Fixed-Income Funds	1.0
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	58.3%
iShares Core MSCI Total International Stock ETF	32.3
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	0.8
iShares TIPS Bond ETF	0.2
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2060 Fund
Investor P Shares | LIZPX
Semi-Annual Shareholder Report — June 30, 2024
LIZPX-06/24-SAR

BlackRock LifePath® Index 2060 Fund
Class K Shares | LIZKX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3	0.06%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Inception
Class K Shares	9.88%	18.05%	10.22%	11.35%
Russell 1000® Index	14.24	23.88	14.61	15.09
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.06
LifePath Index 2060 Fund Custom Benchmark	9.81	18.16	10.21	11.28
Key Fund statistics
Net Assets	$3,252,505,009
Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%
The Fund commenced operations on February 29, 2016.
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	98.8%
Fixed-Income Funds	1.0
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	58.3%
iShares Core MSCI Total International Stock ETF	32.3
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	0.8
iShares TIPS Bond ETF	0.2
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2060 Fund
Class K Shares | LIZKX
Semi-Annual Shareholder Report — June 30, 2024
LIZKX-06/24-SAR

BlackRock LifePath® Index 2065 Fund
Institutional Shares | LIWIX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Inception
Institutional Shares	9.86%	17.98%	10.30%
Russell 1000® Index	14.24	23.88	14.78
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.68)
LifePath Index 2065 Fund Custom Benchmark	9.80	18.16	10.23
Key Fund statistics
Net Assets	$756,747,946
Number of Portfolio Holdings	7
Portfolio Turnover Rate	3%
The Fund commenced operations on October 30, 2019.
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	98.7%
Fixed-Income Funds	1.0
Money Market Funds	0.2
Other Assets Less Liabilities	0.1
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	58.3%
iShares Core MSCI Total International Stock ETF	32.3
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	0.9
iShares TIPS Bond ETF	0.1
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2065 Fund
Institutional Shares | LIWIX
Semi-Annual Shareholder Report — June 30, 2024
LIWIX-06/24-SAR

BlackRock LifePath® Index 2065 Fund
Investor A Shares | LIWAX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19	0.36%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Inception
Investor A Shares	9.71%	17.71%	10.03%
Russell 1000® Index	14.24	23.88	14.78
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.68)
LifePath Index 2065 Fund Custom Benchmark	9.80	18.16	10.23
Key Fund statistics
Net Assets	$756,747,946
Number of Portfolio Holdings	7
Portfolio Turnover Rate	3%
The Fund commenced operations on October 30, 2019.
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	98.7%
Fixed-Income Funds	1.0
Money Market Funds	0.2
Other Assets Less Liabilities	0.1
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	58.3%
iShares Core MSCI Total International Stock ETF	32.3
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	0.9
iShares TIPS Bond ETF	0.1
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2065 Fund
Investor A Shares | LIWAX
Semi-Annual Shareholder Report — June 30, 2024
LIWAX-06/24-SAR

BlackRock LifePath® Index 2065 Fund
Investor P Shares | LIWPX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19	0.36%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Inception
Investor P Shares	9.72%	17.61%	10.02%
Investor P Shares (with sales charge)	3.93	11.45	8.77
Russell 1000® Index	14.24	23.88	14.78
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.68)
LifePath Index 2065 Fund Custom Benchmark	9.80	18.16	10.23
Key Fund statistics
Net Assets	$756,747,946
Number of Portfolio Holdings	7
Portfolio Turnover Rate	3%
The Fund commenced operations on October 30, 2019.
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	98.7%
Fixed-Income Funds	1.0
Money Market Funds	0.2
Other Assets Less Liabilities	0.1
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	58.3%
iShares Core MSCI Total International Stock ETF	32.3
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	0.9
iShares TIPS Bond ETF	0.1
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2065 Fund
Investor P Shares | LIWPX
Semi-Annual Shareholder Report — June 30, 2024
LIWPX-06/24-SAR

BlackRock LifePath® Index 2065 Fund
Class K Shares | LIWKX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3	0.06%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Inception
Class K Shares	9.93%	18.00%	10.36%
Russell 1000® Index	14.24	23.88	14.78
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.68)
LifePath Index 2065 Fund Custom Benchmark	9.80	18.16	10.23
Key Fund statistics
Net Assets	$756,747,946
Number of Portfolio Holdings	7
Portfolio Turnover Rate	3%
The Fund commenced operations on October 30, 2019.
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	98.7%
Fixed-Income Funds	1.0
Money Market Funds	0.2
Other Assets Less Liabilities	0.1
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	58.3%
iShares Core MSCI Total International Stock ETF	32.3
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	0.9
iShares TIPS Bond ETF	0.1
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2065 Fund
Class K Shares | LIWKX
Semi-Annual Shareholder Report — June 30, 2024
LIWKX-06/24-SAR

BlackRock LifePath® Index Retirement Fund
Institutional Shares | LIRIX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	3.49%	8.30%	4.23%	4.40%
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
Russell 1000® Index	14.24	23.88	14.61	12.51
LifePath Index Retirement Fund Custom Benchmark	3.51	8.56	4.31	4.54
Key Fund statistics
Net Assets	$7,176,362,643
Number of Portfolio Holdings	12
Portfolio Turnover Rate	5%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	60.1%
Equity Funds	39.8
Money Market Funds	1.2
Liabilities in Excess of Other Assets	(1.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	23.5%
iShares U.S. Intermediate Government Bond Index Fund	20.6
iShares U.S. Securitized Bond Index Fund	14.5
iShares Core MSCI Total International Stock ETF	12.0
iShares U.S. Intermediate Credit Bond Index Fund	8.7
iShares TIPS Bond ETF	7.9
iShares U.S. Long Government Bond Index Fund	6.1
iShares U.S. Long Credit Bond Index Fund	2.3
iShares Developed Real Estate Index Fund, Class K	2.2
Master Small Cap Index Series	2.1
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index Retirement Fund
Institutional Shares | LIRIX
Semi-Annual Shareholder Report — June 30, 2024
LIRIX-06/24-SAR

BlackRock LifePath® Index Retirement Fund
Investor A Shares | LIRAX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$18	0.36%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	3.35%	8.08%	3.97%	4.15%
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
Russell 1000® Index	14.24	23.88	14.61	12.51
LifePath Index Retirement Fund Custom Benchmark	3.51	8.56	4.31	4.54
Key Fund statistics
Net Assets	$7,176,362,643
Number of Portfolio Holdings	12
Portfolio Turnover Rate	5%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	60.1%
Equity Funds	39.8
Money Market Funds	1.2
Liabilities in Excess of Other Assets	(1.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	23.5%
iShares U.S. Intermediate Government Bond Index Fund	20.6
iShares U.S. Securitized Bond Index Fund	14.5
iShares Core MSCI Total International Stock ETF	12.0
iShares U.S. Intermediate Credit Bond Index Fund	8.7
iShares TIPS Bond ETF	7.9
iShares U.S. Long Government Bond Index Fund	6.1
iShares U.S. Long Credit Bond Index Fund	2.3
iShares Developed Real Estate Index Fund, Class K	2.2
Master Small Cap Index Series	2.1
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index Retirement Fund
Investor A Shares | LIRAX
Semi-Annual Shareholder Report — June 30, 2024
LIRAX-06/24-SAR

BlackRock LifePath® Index Retirement Fund
Investor P Shares | LIRPX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$18	0.36%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor P Shares	3.43%	8.10%	3.97%	4.15%
Investor P Shares (with sales charge)	(2.00)	2.42	2.86	3.60
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
Russell 1000® Index	14.24	23.88	14.61	12.51
LifePath Index Retirement Fund Custom Benchmark	3.51	8.56	4.31	4.54
Key Fund statistics
Net Assets	$7,176,362,643
Number of Portfolio Holdings	12
Portfolio Turnover Rate	5%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	60.1%
Equity Funds	39.8
Money Market Funds	1.2
Liabilities in Excess of Other Assets	(1.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	23.5%
iShares U.S. Intermediate Government Bond Index Fund	20.6
iShares U.S. Securitized Bond Index Fund	14.5
iShares Core MSCI Total International Stock ETF	12.0
iShares U.S. Intermediate Credit Bond Index Fund	8.7
iShares TIPS Bond ETF	7.9
iShares U.S. Long Government Bond Index Fund	6.1
iShares U.S. Long Credit Bond Index Fund	2.3
iShares Developed Real Estate Index Fund, Class K	2.2
Master Small Cap Index Series	2.1
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index Retirement Fund
Investor P Shares | LIRPX
Semi-Annual Shareholder Report — June 30, 2024
LIRPX-06/24-SAR

BlackRock LifePath® Index Retirement Fund
Class K Shares | LIRKX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3	0.06%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	3.57%	8.41%	4.29%	4.46%
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
Russell 1000® Index	14.24	23.88	14.61	12.51
LifePath Index Retirement Fund Custom Benchmark	3.51	8.56	4.31	4.54
Key Fund statistics
Net Assets	$7,176,362,643
Number of Portfolio Holdings	12
Portfolio Turnover Rate	5%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	60.1%
Equity Funds	39.8
Money Market Funds	1.2
Liabilities in Excess of Other Assets	(1.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	23.5%
iShares U.S. Intermediate Government Bond Index Fund	20.6
iShares U.S. Securitized Bond Index Fund	14.5
iShares Core MSCI Total International Stock ETF	12.0
iShares U.S. Intermediate Credit Bond Index Fund	8.7
iShares TIPS Bond ETF	7.9
iShares U.S. Long Government Bond Index Fund	6.1
iShares U.S. Long Credit Bond Index Fund	2.3
iShares Developed Real Estate Index Fund, Class K	2.2
Master Small Cap Index Series	2.1
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index Retirement Fund
Class K Shares | LIRKX
Semi-Annual Shareholder Report — June 30, 2024
LIRKX-06/24-SAR

(b) Not Applicable
Item 2 –	Code of Ethics – Not Applicable to this semi-annual report
Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –	Audit Committee of Listed Registrants – Not Applicable
Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.
(b) The registrant’s Financial Highlights are attached herewith.

June 30, 2024
2024 Semi-Annual Financial Statements (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic Retirement Fund
• BlackRock LifePath® Dynamic 2025 Fund
• BlackRock LifePath® Dynamic 2030 Fund
• BlackRock LifePath® Dynamic 2035 Fund
• BlackRock LifePath® Dynamic 2040 Fund
• BlackRock LifePath® Dynamic 2045 Fund
• BlackRock LifePath® Dynamic 2050 Fund
• BlackRock LifePath® Dynamic 2055 Fund
• BlackRock LifePath® Dynamic 2060 Fund
• BlackRock LifePath® Dynamic 2065 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The LifePath Dynamic Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the LifePath Dynamic Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The LifePath Dynamic Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a LifePath Dynamic Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The LifePath Dynamic Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Derivative Financial Instruments

Schedule of Investments (unaudited)
June 30, 2024
BlackRock LifePath® Dynamic Retirement Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 36.7%
BlackRock Advantage Emerging Markets Fund, Class K	555,374	$ 5,714,797
BlackRock Tactical Opportunities Fund, Class K	816,728	11,671,038
Diversified Equity Master Portfolio	$57,531,760	57,531,760
International Tilts Master Portfolio	$11,105,460	11,105,460
iShares Developed Real Estate Index Fund, Class K	290,610	2,650,362
iShares MSCI EAFE Small-Cap ETF(b)	89,072	5,490,398
		94,163,815
Fixed-Income Funds — 47.5%
BlackRock Diversified Fixed Income Fund, Class K	10,620,331	100,574,533
BlackRock High Yield Bond Portfolio, Class K	147,524	1,037,095
iShares TIPS Bond ETF	187,891	20,063,001
		121,674,629

Security	Shares	Value
Money Market Funds — 15.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(d)	407,101	$ 407,224
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)	39,004,294	39,004,294
		39,411,518
Total Investments — 99.6% (Cost: $201,849,388)		255,249,962
Other Assets Less Liabilities — 0.4%		1,051,878
Net Assets — 100.0%		$ 256,301,840

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the LifePath Dynamic Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 5,320,481	$ —	$ —	$ —	$ 394,316	$ 5,714,797	555,374	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	—	408,043 (a)	—	(819)	—	407,224	407,101	1,808 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,046,629	27,957,665 (a)	—	—	—	39,004,294	39,004,294	693,211	—
BlackRock Diversified Fixed Income Fund, Class K	96,294,912	7,180,482	—	—	(2,900,861)	100,574,533	10,620,331	2,520,508	—
BlackRock High Yield Bond Portfolio, Class K	2,157,887	49,629	(1,165,087)	80,570	(85,904)	1,037,095	147,524	48,078	—
BlackRock Tactical Opportunities Fund, Class K	10,854,310	—	—	—	816,728	11,671,038	816,728	—	—
Diversified Equity Master Portfolio	50,354,959	—	(198,526)(a)(c)	3,642,189	3,733,138	57,531,760	$57,531,760	475,965	—
International Tilts Master Portfolio	10,353,349	169,672 (a)(c)	—	314,839	267,600	11,105,460	$11,105,460	169,672	—
iShares Developed Real Estate Index Fund, Class K	2,613,498	554,880	(414,000)	4,074	(108,090)	2,650,362	290,610	28,881	—
iShares MSCI EAFE Small-Cap ETF	5,513,557	—	—	—	(23,159)	5,490,398	89,072	80,086	—
iShares TIPS Bond ETF	16,782,521	3,400,064	—	—	(119,584)	20,063,001	187,891	271,591	—
				$ 4,040,853	$ 1,974,184	$ 255,249,962		$ 4,289,800	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic Retirement Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	92	09/19/24	$ 10,106	$ 55,754
S&P/TSE 60 Index	12	09/19/24	2,299	17,164
E-mini Russell 2000 Index	52	09/20/24	5,369	6,101
Euro Stoxx 50 Index	43	09/20/24	2,265	6,949
MSCI EAFE Index	48	09/20/24	5,624	20,978
MSCI Emerging Markets Index	56	09/20/24	3,047	23,447
S&P 500 Micro E-Mini Index	199	09/20/24	5,494	18,292
5-Year U.S. Treasury Note	41	09/30/24	4,367	30,388
				179,073
Short Contracts
U.S. Long Bond	14	09/19/24	1,650	(18,569)
Ultra U.S. Treasury Bond	3	09/19/24	374	(6,637)
				(25,206)
				$ 153,867
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	11,457,789	USD	7,596,240	Nomura International PLC	09/18/24	$ 62,563
CAD	3,195,169	USD	2,330,615	Nomura International PLC	09/18/24	9,222
CAD	3,209,204	USD	2,340,853	Nomura International PLC	09/18/24	9,263
EUR	4,696,000	USD	5,046,649	Nomura International PLC	09/18/24	1,291
USD	175,925	JPY	27,289,000	Goldman Sachs International	09/18/24	4,302
						86,641
USD	39,765	EUR	37,000	Deutsche Bank AG	09/18/24	(9)
						$ 86,632
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR plus 0.38%, 5.33%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	4,777	$ (69,598)	$ —	$ (69,598)
1-Day SOFR plus 0.69%, 5.33%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	426	(1,495)	—	(1,495)
									$ (71,093)	$ —	$ (71,093)
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ —	$ (71,093)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic Retirement Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 92,931	$ —	$ 86,142	$ —	$ 179,073
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	86,641	—	—	86,641
	$ —	$ —	$ 92,931	$ 86,641	$ 86,142	$ —	$ 265,714
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 25,206	$ —	$ 25,206
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	9	—	—	9
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	71,093	—	—	—	71,093
	$ —	$ —	$ 71,093	$ 9	$ 25,206	$ —	$ 96,308

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 1,801,181	$ —	$ 65,447	$ —	$ 1,866,628
Forward foreign currency exchange contracts	—	—	—	(232,041)	—	—	(232,041)
Swaps	—	—	634,172	—	—	—	634,172
	$ —	$ —	$ 2,435,353	$ (232,041)	$ 65,447	$ —	$ 2,268,759
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (618,680)	$ —	$ (198,176)	$ —	$ (816,856)
Forward foreign currency exchange contracts	—	—	—	(110,232)	—	—	(110,232)
Swaps	—	—	(470,812)	—	—	—	(470,812)
	$ —	$ —	$ (1,089,492)	$ (110,232)	$ (198,176)	$ —	$ (1,397,900)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$36,614,199
Average notional value of contracts — short	$3,768,626
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$222,012
Average amounts sold — in USD	$16,944,066
Total return swaps:
Average notional value	$4,823,711
For more information about the LifePath Dynamic Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic Retirement Fund

Derivative Financial Instruments — Offsetting as of Period End
The LifePath Dynamic Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 52,664	$ 95,111
Forward foreign currency exchange contracts	86,641	9
Swaps — OTC(a)	—	71,093
Total derivative assets and liabilities in the Statements of Assets and Liabilities	139,305	166,213
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(52,664)	(95,111)
Total derivative assets and liabilities subject to an MNA	$ 86,641	$ 71,102

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the LifePath Dynamic Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the LifePath Dynamic Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(a)(b)
Goldman Sachs International	$ 4,302	$ —	$ —	$ —	$ 4,302
Nomura International PLC	82,339	—	—	—	82,339
	$ 86,641	$ —	$ —	$ —	$ 86,641

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(a)(c)
Deutsche Bank AG	$ 9	$ —	$ —	$ —	$ 9
Morgan Stanley & Co. International PLC	71,093	—	—	—	71,093
	$ 71,102	$ —	$ —	$ —	$ 71,102

(a)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Dynamic Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the LifePath Dynamic Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Dynamic Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 25,526,595	$ —	$ —	$ 25,526,595
Fixed-Income Funds	121,674,629	—	—	121,674,629
Money Market Funds	39,411,518	—	—	39,411,518
	$186,612,742	$—	$—	186,612,742
Investments Valued at NAV(a)				68,637,220
				$ 255,249,962
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 85,982	$ 6,949	$ —	$ 92,931
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic Retirement Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Assets (continued)
Foreign Currency Exchange Contracts	$ —	$ 86,641	$ —	$ 86,641
Interest Rate Contracts	86,142	—	—	86,142
Liabilities
Equity Contracts	—	(71,093)	—	(71,093)
Foreign Currency Exchange Contracts	—	(9)	—	(9)
Interest Rate Contracts	(25,206)	—	—	(25,206)
	$146,918	$22,488	$—	$169,406

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)
June 30, 2024
BlackRock LifePath® Dynamic 2025 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 37.2%
BlackRock Advantage Emerging Markets Fund, Class K	196,561	$ 2,022,617
BlackRock Tactical Opportunities Fund, Class K	325,666	4,653,773
Diversified Equity Master Portfolio	$31,713,198	31,713,198
International Tilts Master Portfolio	$5,955,082	5,955,082
iShares Developed Real Estate Index Fund, Class K	156,642	1,428,574
iShares MSCI EAFE Small-Cap ETF(b)	33,192	2,045,955
		47,819,199
Fixed-Income Funds — 41.3%
BlackRock Diversified Fixed Income Fund, Class K	4,495,168	42,569,237
BlackRock High Yield Bond Portfolio, Class K	90,578	636,761
iShares TIPS Bond ETF	92,418	9,868,394
		53,074,392

Security	Shares	Value
Money Market Funds — 21.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(d)	2,090,464	$ 2,091,091
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)	25,454,234	25,454,234
		27,545,325
Total Investments — 99.9% (Cost: $119,619,365)		128,438,916
Other Assets Less Liabilities — 0.1%		160,667
Net Assets — 100.0%		$ 128,599,583

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the LifePath Dynamic Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 1,883,058	$ —	$ —	$ —	$ 139,559	$ 2,022,617	196,561	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	7,678,661	—	(5,587,178)(a)	(1,159)	767	2,091,091	2,090,464	1,790 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	16,502,684	8,951,550 (a)	—	—	—	25,454,234	25,454,234	608,747	—
BlackRock Diversified Fixed Income Fund, Class K	33,543,577	10,082,894	—	—	(1,057,234)	42,569,237	4,495,168	1,019,491	—
BlackRock High Yield Bond Portfolio, Class K	869,677	375,831	(608,194)	16,492	(17,045)	636,761	90,578	26,096	—
BlackRock Tactical Opportunities Fund, Class K	4,328,106	—	—	—	325,667	4,653,773	325,666	—	—
Diversified Equity Master Portfolio	23,929,856	3,772,791 (a)(c)	—	2,004,530	2,006,021	31,713,198	$31,713,198	266,584	—
International Tilts Master Portfolio	5,551,777	90,971 (a)(c)	—	168,831	143,503	5,955,082	$5,955,082	90,971	—
iShares Developed Real Estate Index Fund, Class K	985,567	710,488	(213,001)	(11,690)	(42,790)	1,428,574	156,642	13,488	—
iShares MSCI EAFE Small-Cap ETF	2,054,585	—	—	—	(8,630)	2,045,955	33,192	29,843	—
iShares TIPS Bond ETF	7,504,199	2,418,104	—	—	(53,909)	9,868,394	92,418	134,278	—
				$ 2,177,004	$ 1,435,909	$ 128,438,916		$ 2,191,288	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	6	09/19/24	$ 1,150	$ 8,582
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2025 Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
U.S. Long Bond	14	09/19/24	$ 1,650	$ 18,794
E-mini Russell 2000 Index	29	09/20/24	2,994	3,403
Euro Stoxx 50 Index	24	09/20/24	1,264	3,842
MSCI EAFE Index	29	09/20/24	3,398	15,118
MSCI Emerging Markets Index	56	09/20/24	3,047	23,827
S&P 500 Micro E-Mini Index	46	09/20/24	1,270	4,228
5-Year U.S. Treasury Note	133	09/30/24	14,167	76,868
				154,662
Short Contracts
Ultra U.S. Treasury Bond	5	09/19/24	623	(11,062)
				$ 143,600
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	5,612,638	USD	3,721,255	Deutsche Bank AG	09/18/24	$ 30,437
CAD	1,223,519	USD	892,518	Deutsche Bank AG	09/18/24	3,470
CAD	1,641,695	USD	1,197,548	Deutsche Bank AG	09/18/24	4,674
EUR	2,257,210	USD	2,425,743	Barclays Bank PLC	09/18/24	632
						39,213
JPY	3,359,000	USD	21,654	Deutsche Bank AG	09/18/24	(529)
USD	13,971	EUR	13,000	Deutsche Bank AG	09/18/24	(3)
						(532)
						$ 38,681
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR plus 0.38%, 5.33%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	1,881	$ (27,408)	$ —	$ (27,408)
1-Day SOFR plus 0.40%, 5.33%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	247	(752)	—	(752)
1-Day SOFR plus 0.40%, 5.33%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	433	(6,334)	—	(6,334)
									$ (34,494)	$ —	$ (34,494)
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ —	$ (34,494)

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2025 Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 59,000	$ —	$ 95,662	$ —	$ 154,662
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	39,213	—	—	39,213
	$ —	$ —	$ 59,000	$ 39,213	$ 95,662	$ —	$ 193,875
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 11,062	$ —	$ 11,062
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	532	—	—	532
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	34,494	—	—	—	34,494
	$ —	$ —	$ 34,494	$ 532	$ 11,062	$ —	$ 46,088

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 1,102,995	$ —	$ (191,783)	$ —	$ 911,212
Forward foreign currency exchange contracts	—	—	—	(114,315)	—	—	(114,315)
Swaps	—	—	282,792	—	—	—	282,792
	$ —	$ —	$ 1,385,787	$ (114,315)	$ (191,783)	$ —	$ 1,079,689
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (369,163)	$ —	$ (365,188)	$ —	$ (734,351)
Forward foreign currency exchange contracts	—	—	—	(48,790)	—	—	(48,790)
Swaps	—	—	(193,135)	—	—	—	(193,135)
	$ —	$ —	$ (562,298)	$ (48,790)	$ (365,188)	$ —	$ (976,276)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$28,504,686
Average notional value of contracts — short	$1,214,406
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$14,137
Average amounts sold — in USD	$8,313,409
Total return swaps:
Average notional value	$2,483,111
For more information about the LifePath Dynamic Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2025 Fund

Derivative Financial Instruments — Offsetting as of Period End
The LifePath Dynamic Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 29,533	$ 59,406
Forward foreign currency exchange contracts	39,213	532
Swaps — OTC(a)	—	34,494
Total derivative assets and liabilities in the Statements of Assets and Liabilities	68,746	94,432
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(29,533)	(59,406)
Total derivative assets and liabilities subject to an MNA	$ 39,213	$ 35,026

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the LifePath Dynamic Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the LifePath Dynamic Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)(c)
Barclays Bank PLC	$ 632	$ —	$ —	$ —	$ 632
Deutsche Bank AG	38,581	(532)	—	—	38,049
	$ 39,213	$ (532)	$ —	$ —	$ 38,681

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(b)(d)
Deutsche Bank AG	$ 532	$ (532)	$ —	$ —	$ —
Morgan Stanley & Co. International PLC	34,494	—	—	—	34,494
	$ 35,026	$ (532)	$ —	$ —	$ 34,494

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Dynamic Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the LifePath Dynamic Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Dynamic Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 10,150,919	$ —	$ —	$ 10,150,919
Fixed-Income Funds	53,074,392	—	—	53,074,392
Money Market Funds	27,545,325	—	—	27,545,325
	$90,770,636	$—	$—	90,770,636
Investments Valued at NAV(a)				37,668,280
				$ 128,438,916

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2025 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 55,158	$ 3,842	$ —	$ 59,000
Foreign Currency Exchange Contracts	—	39,213	—	39,213
Interest Rate Contracts	95,662	—	—	95,662
Liabilities
Equity Contracts	—	(34,494)	—	(34,494)
Foreign Currency Exchange Contracts	—	(532)	—	(532)
Interest Rate Contracts	(11,062)	—	—	(11,062)
	$139,758	$8,029	$—	$147,787

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2024
BlackRock LifePath® Dynamic 2030 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 51.0%
BlackRock Advantage Emerging Markets Fund, Class K	1,004,355	$ 10,334,813
BlackRock Tactical Opportunities Fund, Class K	1,005,942	14,374,908
Diversified Equity Master Portfolio	$114,589,743	114,589,743
International Tilts Master Portfolio	$29,014,846	29,014,846
iShares Developed Real Estate Index Fund, Class K	613,607	5,596,093
iShares MSCI EAFE Small-Cap ETF(b)	120,660	7,437,482
		181,347,885
Fixed-Income Funds — 33.2%
BlackRock Diversified Fixed Income Fund, Class K	8,899,982	84,282,829
BlackRock High Yield Bond Portfolio, Class K	234,265	1,646,883
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	68,056	7,290,159
iShares TIPS Bond ETF	231,515	24,721,172
		117,941,043

Security	Shares	Value
Money Market Funds — 17.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(d)	9,626,948	$ 9,629,836
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)	53,060,561	53,060,561
		62,690,397
Total Investments — 101.8% (Cost: $324,691,719)		361,979,325
Liabilities in Excess of Other Assets — (1.8)%		(6,352,050)
Net Assets — 100.0%		$ 355,627,275

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the LifePath Dynamic Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 9,621,720	$ —	$ —	$ —	$ 713,093	$ 10,334,813	1,004,355	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	7,911,930	1,719,550 (a)	—	420	(2,064)	9,629,836	9,626,948	24,895 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	15,767,175	37,293,386 (a)	—	—	—	53,060,561	53,060,561	1,025,584	—
BlackRock Diversified Fixed Income Fund, Class K	73,021,447	13,527,755	—	—	(2,266,373)	84,282,829	8,899,982	2,062,632	—
BlackRock High Yield Bond Portfolio, Class K	2,702,015	584,823	(1,635,833)	78,666	(82,788)	1,646,883	234,265	70,572	—
BlackRock Tactical Opportunities Fund, Class K	13,368,966	—	—	—	1,005,942	14,374,908	1,005,942	—	—
Diversified Equity Master Portfolio	96,133,070	4,092,296 (a)(c)	—	7,082,209	7,282,168	114,589,743	$114,589,743	939,366	—
International Tilts Master Portfolio	23,809,398	3,669,829 (a)(c)	—	815,296	720,323	29,014,846	$29,014,846	441,727	—
iShares Developed Real Estate Index Fund, Class K	4,607,420	1,724,408	(518,000)	(29,226)	(188,509)	5,596,093	613,607	50,408	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,531,077	—	—	—	(240,918)	7,290,159	68,056	136,931	—
iShares MSCI EAFE Small-Cap ETF	10,089,267	—	(2,650,423)	302,346	(303,708)	7,437,482	120,660	108,487	—
iShares TIPS Bond ETF	19,302,302	5,564,291	—	—	(145,421)	24,721,172	231,515	334,592	—
				$ 8,249,711	$ 6,491,745	$ 361,979,325		$ 5,195,194	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2030 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	128	09/19/24	$ 14,060	$ 157,251
S&P/TSE 60 Index	23	09/19/24	4,406	32,898
Ultra U.S. Treasury Bond	31	09/19/24	3,861	28,935
E-mini Russell 2000 Index	81	09/20/24	8,363	9,504
Euro Stoxx 50 Index	65	09/20/24	3,424	10,623
MSCI EAFE Index	47	09/20/24	5,507	24,502
MSCI Emerging Markets Index	135	09/20/24	7,345	57,224
S&P 500 Micro E-Mini Index	101	09/20/24	2,788	9,284
5-Year U.S. Treasury Note	87	09/30/24	9,267	57,740
				387,961
Short Contracts
U.S. Long Bond	15	09/19/24	1,768	(19,896)
				$ 368,065
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	15,757,342	USD	10,446,585	Nomura International PLC	09/18/24	$ 86,196
CAD	4,331,669	USD	3,159,600	Nomura International PLC	09/18/24	12,502
CAD	5,862,115	USD	4,275,936	Nomura International PLC	09/18/24	16,920
EUR	6,457,732	USD	6,939,898	UBS AG	09/18/24	1,805
USD	146,490	JPY	22,723,000	Nomura International PLC	09/18/24	3,583
						121,006
USD	45,138	EUR	42,000	Nomura International PLC	09/18/24	(10)
						$ 120,996
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR plus 0.38%, 5.33%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	5,962	$ (86,867)	$ —	$ (86,867)
1-Day SOFR plus 0.40%, 5.33%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	851	(12,444)	—	(12,444)
									$ (99,311)	$ —	$ (99,311)
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ —	$ (99,311)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2030 Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 144,035	$ —	$ 243,926	$ —	$ 387,961
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	121,006	—	—	121,006
	$ —	$ —	$ 144,035	$ 121,006	$ 243,926	$ —	$ 508,967
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 19,896	$ —	$ 19,896
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	10	—	—	10
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	99,311	—	—	—	99,311
	$ —	$ —	$ 99,311	$ 10	$ 19,896	$ —	$ 119,217

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 2,378,003	$ —	$ (376,030)	$ —	$ 2,001,973
Forward foreign currency exchange contracts	—	—	—	(325,653)	—	—	(325,653)
Swaps	—	—	837,348	—	—	—	837,348
	$ —	$ —	$ 3,215,351	$ (325,653)	$ (376,030)	$ —	$ 2,513,668
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (770,662)	$ —	$ (473,628)	$ —	$ (1,244,290)
Forward foreign currency exchange contracts	—	—	—	(146,160)	—	—	(146,160)
Swaps	—	—	(598,213)	—	—	—	(598,213)
	$ —	$ —	$ (1,368,875)	$ (146,160)	$ (473,628)	$ —	$ (1,988,663)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$55,873,120
Average notional value of contracts — short	$2,148,657
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$197,037
Average amounts sold — in USD	$24,398,668
Total return swaps:
Average notional value	$6,579,360
For more information about the LifePath Dynamic Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2030 Fund

Derivative Financial Instruments — Offsetting as of Period End
The LifePath Dynamic Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 62,428	$ 200,377
Forward foreign currency exchange contracts	121,006	10
Swaps — OTC(a)	—	99,311
Total derivative assets and liabilities in the Statements of Assets and Liabilities	183,434	299,698
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(62,428)	(200,377)
Total derivative assets and liabilities subject to an MNA	$ 121,006	$ 99,321

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the LifePath Dynamic Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the LifePath Dynamic Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)(c)
Nomura International PLC	$ 119,201	$ (10)	$ —	$ —	$ 119,191
UBS AG	1,805	—	—	—	1,805
	$ 121,006	$ (10)	$ —	$ —	$ 120,996

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(b)(d)
Morgan Stanley & Co. International PLC	$ 99,311	$ —	$ —	$ —	$ 99,311
Nomura International PLC	10	(10)	—	—	—
	$ 99,321	$ (10)	$ —	$ —	$ 99,311

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Dynamic Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the LifePath Dynamic Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Dynamic Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 37,743,296	$ —	$ —	$ 37,743,296
Fixed-Income Funds	117,941,043	—	—	117,941,043
Money Market Funds	62,690,397	—	—	62,690,397
	$218,374,736	$—	$—	218,374,736
Investments Valued at NAV(a)				143,604,589
				$ 361,979,325
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2030 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 133,412	$ 10,623	$ —	$ 144,035
Foreign Currency Exchange Contracts	—	121,006	—	121,006
Interest Rate Contracts	243,926	—	—	243,926
Liabilities
Equity Contracts	—	(99,311)	—	(99,311)
Foreign Currency Exchange Contracts	—	(10)	—	(10)
Interest Rate Contracts	(19,896)	—	—	(19,896)
	$357,442	$32,308	$—	$389,750

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)
June 30, 2024
BlackRock LifePath® Dynamic 2035 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 56.9%
BlackRock Advantage Emerging Markets Fund, Class K	542,202	$ 5,579,262
BlackRock Tactical Opportunities Fund, Class K	500,997	7,159,250
Diversified Equity Master Portfolio	$87,264,688	87,264,688
International Tilts Master Portfolio	$17,569,561	17,569,561
iShares Developed Real Estate Index Fund, Class K	517,893	4,723,184
iShares MSCI EAFE Small-Cap ETF(b)	90,015	5,548,525
		127,844,470
Fixed-Income Funds — 21.7%
BlackRock Diversified Fixed Income Fund, Class K	3,175,963	30,076,369
BlackRock High Yield Bond Portfolio, Class K	139,772	982,600
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	41,056	4,397,919
iShares TIPS Bond ETF	122,871	13,120,165
		48,577,053

Security	Shares	Value
Money Market Funds — 24.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(d)	9,865,579	$ 9,868,539
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)	46,083,988	46,083,988
		55,952,527
Total Investments — 103.5% (Cost: $213,477,792)		232,374,050
Liabilities in Excess of Other Assets — (3.5)%		(7,815,273)
Net Assets — 100.0%		$ 224,558,777

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the LifePath Dynamic Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 5,194,299	$ —	$ —	$ —	$ 384,963	$ 5,579,262	542,202	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	14,018,948	—	(4,148,041)(a)	(1,721)	(647)	9,868,539	9,865,579	14,925 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	25,625,496	20,458,492 (a)	—	—	—	46,083,988	46,083,988	1,030,345	—
BlackRock Diversified Fixed Income Fund, Class K	20,395,533	10,349,677	—	—	(668,841)	30,076,369	3,175,963	698,619	—
BlackRock High Yield Bond Portfolio, Class K	1,364,883	645,655	(1,026,475)	26,428	(27,891)	982,600	139,772	41,513	—
BlackRock Tactical Opportunities Fund, Class K	6,658,252	—	—	—	500,998	7,159,250	500,997	—	—
Diversified Equity Master Portfolio	57,080,131	19,885,859 (a)(c)	—	5,173,495	5,125,203	87,264,688	$87,264,688	701,560	—
International Tilts Master Portfolio	14,398,389	2,241,218 (a)(c)	—	493,647	436,307	17,569,561	$17,569,561	267,470	—
iShares Developed Real Estate Index Fund, Class K	3,551,019	1,802,594	(457,001)	(8,961)	(164,467)	4,723,184	517,893	44,594	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,543,257	—	—	—	(145,338)	4,397,919	41,056	82,606	—
iShares MSCI EAFE Small-Cap ETF	5,571,929	—	—	—	(23,404)	5,548,525	90,015	80,933	—
iShares TIPS Bond ETF	8,700,993	4,477,003	—	—	(57,831)	13,120,165	122,871	178,033	—
				$ 5,682,888	$ 5,359,052	$ 232,374,050		$ 3,140,598	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2035 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	17	09/19/24	$ 3,257	$ 24,316
U.S. Long Bond	48	09/19/24	5,658	64,434
Ultra U.S. Treasury Bond	22	09/19/24	2,740	19,575
E-mini Russell 2000 Index	57	09/20/24	5,885	6,688
Euro Stoxx 50 Index	39	09/20/24	2,055	6,443
MSCI EAFE Index	78	09/20/24	9,138	40,806
MSCI Emerging Markets Index	157	09/20/24	8,542	58,852
S&P 500 Micro E-Mini Index	118	09/20/24	3,258	10,846
				$ 231,960
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	10,148,689	USD	6,729,291	JPMorgan Chase Bank N.A.	09/18/24	$ 54,462
CAD	2,654,223	USD	1,936,093	Goldman Sachs International	09/18/24	7,607
CAD	4,691,099	USD	3,421,495	Goldman Sachs International	09/18/24	13,819
EUR	3,946,507	USD	4,241,173	Barclays Bank PLC	09/18/24	1,103
USD	72,706	JPY	11,277,000	Barclays Bank PLC	09/18/24	1,784
						78,775
USD	29,018	EUR	27,000	Barclays Bank PLC	09/18/24	(5)
						$ 78,770
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR plus 0.38%, 5.33%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	2,967	$ (43,229)	$ —	$ (43,229)
1-Day SOFR plus 0.40%, 5.33%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	377	(5,514)	—	(5,514)
1-Day SOFR plus 0.40%, 5.33%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	831	(12,146)	—	(12,146)
1-Day SOFR plus 0.69%, 5.33%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	344	(1,209)	—	(1,209)
									$ (62,098)	$ —	$ (62,098)
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ —	$ (62,098)

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2035 Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 147,951	$ —	$ 84,009	$ —	$ 231,960
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	78,775	—	—	78,775
	$ —	$ —	$ 147,951	$ 78,775	$ 84,009	$ —	$ 310,735
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 5	$ —	$ —	$ 5
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	62,098	—	—	—	62,098
	$ —	$ —	$ 62,098	$ 5	$ —	$ —	$ 62,103

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 2,424,510	$ —	$ (234,226)	$ —	$ 2,190,284
Forward foreign currency exchange contracts	—	—	—	(196,028)	—	—	(196,028)
Swaps	—	—	481,104	—	—	—	481,104
	$ —	$ —	$ 2,905,614	$ (196,028)	$ (234,226)	$ —	$ 2,475,360
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (851,518)	$ —	$ (416,935)	$ —	$ (1,268,453)
Forward foreign currency exchange contracts	—	—	—	(79,451)	—	—	(79,451)
Swaps	—	—	(334,407)	—	—	—	(334,407)
	$ —	$ —	$ (1,185,925)	$ (79,451)	$ (416,935)	$ —	$ (1,682,311)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$38,521,475
Average notional value of contracts — short	$— (a)
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$104,485
Average amounts sold — in USD	$16,074,147
Total return swaps:
Average notional value	$4,204,964

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the LifePath Dynamic Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2035 Fund

Derivative Financial Instruments — Offsetting as of Period End
The LifePath Dynamic Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 40,180	$ 166,470
Forward foreign currency exchange contracts	78,775	5
Swaps — OTC(a)	—	62,098
Total derivative assets and liabilities in the Statements of Assets and Liabilities	118,955	228,573
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(40,180)	(166,470)
Total derivative assets and liabilities subject to an MNA	$ 78,775	$ 62,103

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the LifePath Dynamic Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the LifePath Dynamic Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)(c)
Barclays Bank PLC	$ 2,887	$ (5)	$ —	$ —	$ 2,882
Goldman Sachs International	21,426	—	—	—	21,426
JPMorgan Chase Bank N.A.	54,462	—	—	—	54,462
	$ 78,775	$ (5)	$ —	$ —	$ 78,770

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(b)(d)
Barclays Bank PLC	$ 5	$ (5)	$ —	$ —	$ —
Morgan Stanley & Co. International PLC	62,098	—	—	—	62,098
	$ 62,103	$ (5)	$ —	$ —	$ 62,098

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Dynamic Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the LifePath Dynamic Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Dynamic Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 23,010,221	$ —	$ —	$ 23,010,221
Fixed-Income Funds	48,577,053	—	—	48,577,053
Money Market Funds	55,952,527	—	—	55,952,527
	$127,539,801	$—	$—	127,539,801
Investments Valued at NAV(a)				104,834,249
				$ 232,374,050

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2035 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 141,508	$ 6,443	$ —	$ 147,951
Foreign Currency Exchange Contracts	—	78,775	—	78,775
Interest Rate Contracts	84,009	—	—	84,009
Liabilities
Equity Contracts	—	(62,098)	—	(62,098)
Foreign Currency Exchange Contracts	—	(5)	—	(5)
	$225,517	$23,115	$—	$248,632

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2024
BlackRock LifePath® Dynamic 2040 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 70.4%
BlackRock Advantage Emerging Markets Fund, Class K	1,221,733	$ 12,571,637
BlackRock Tactical Opportunities Fund, Class K	976,206	13,949,977
Diversified Equity Master Portfolio	$161,609,833	161,609,833
International Tilts Master Portfolio	$39,391,191	39,391,191
iShares Developed Real Estate Index Fund, Class K	1,069,549	9,754,291
iShares MSCI EAFE Small-Cap ETF(b)	201,125	12,397,345
		249,674,274
Fixed-Income Funds — 14.9%
BlackRock Diversified Fixed Income Fund, Class K	2,442,780	23,133,127
BlackRock High Yield Bond Portfolio, Class K	236,274	1,661,008
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	118,225	12,664,262
iShares TIPS Bond ETF	142,746	15,242,418
		52,700,815

Security	Shares	Value
Money Market Funds — 17.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(d)	15,776,818	$ 15,781,551
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)	46,231,515	46,231,515
		62,013,066
Total Investments — 102.8% (Cost: $304,427,257)		364,388,155
Liabilities in Excess of Other Assets — (2.8)%		(9,908,476)
Net Assets — 100.0%		$ 354,479,679

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the LifePath Dynamic Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 11,704,207	$ —	$ —	$ —	$ 867,430	$ 12,571,637	1,221,733	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	13,425,154	2,360,742 (a)	—	(1,157)	(3,188)	15,781,551	15,776,818	43,910 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,773,835	25,457,680 (a)	—	—	—	46,231,515	46,231,515	1,026,808	—
BlackRock Diversified Fixed Income Fund, Class K	16,521,897	7,145,404	—	—	(534,174)	23,133,127	2,442,780	542,818	—
BlackRock High Yield Bond Portfolio, Class K	2,757,888	570,444	(1,660,698)	73,011	(79,637)	1,661,008	236,274	71,317	—
BlackRock Tactical Opportunities Fund, Class K	12,973,772	—	—	—	976,205	13,949,977	976,206	—	—
Diversified Equity Master Portfolio	129,898,354	11,337,490 (a)(c)	—	10,066,022	10,307,967	161,609,833	$161,609,833	1,342,871	—
International Tilts Master Portfolio	33,467,117	3,844,177 (a)(c)	—	1,109,421	970,476	39,391,191	$39,391,191	600,242	—
iShares Developed Real Estate Index Fund, Class K	7,870,546	2,751,452	(532,001)	(119,992)	(215,714)	9,754,291	1,069,549	84,451	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	13,082,778	—	—	—	(418,516)	12,664,262	118,225	237,873	—
iShares MSCI EAFE Small-Cap ETF	12,449,638	—	—	—	(52,293)	12,397,345	201,125	180,834	—
iShares TIPS Bond ETF	11,515,404	3,824,649	—	—	(97,635)	15,242,418	142,746	211,967	—
				$ 11,127,305	$ 11,720,921	$ 364,388,155		$ 4,343,091	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2040 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	34	09/19/24	$ 6,514	$ 48,633
Ultra U.S. Treasury Bond	38	09/19/24	4,733	37,143
E-mini Russell 2000 Index	101	09/20/24	10,428	11,850
Euro Stoxx 50 Index	64	09/20/24	3,372	10,453
MSCI EAFE Index	60	09/20/24	7,030	31,279
MSCI Emerging Markets Index	232	09/20/24	12,623	98,101
S&P 500 Micro E-Mini Index	117	09/20/24	3,230	10,754
				248,213
Short Contracts
U.S. Long Bond	21	09/19/24	2,475	(27,854)
				$ 220,359
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	15,761,303	USD	10,449,367	Nomura International PLC	09/18/24	$ 86,062
CAD	4,366,639	USD	3,185,108	Nomura International PLC	09/18/24	12,603
CAD	9,560,945	USD	6,973,728	Nomura International PLC	09/18/24	27,798
EUR	6,496,341	USD	6,981,421	Nomura International PLC	09/18/24	1,786
USD	133,639	JPY	20,729,000	Nomura International PLC	09/18/24	3,272
						131,521
USD	39,764	EUR	37,000	Deutsche Bank AG	09/18/24	(9)
						$ 131,512
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR plus 0.38%, 5.33%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	5,656	$ (82,411)	$ —	$ (82,411)
1-Day SOFR plus 0.40%, 5.33%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	1,213	(17,734)	—	(17,734)
									$ (100,145)	$ —	$ (100,145)
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ —	$ (100,145)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2040 Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 211,070	$ —	$ 37,143	$ —	$ 248,213
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	131,521	—	—	131,521
	$ —	$ —	$ 211,070	$ 131,521	$ 37,143	$ —	$ 379,734
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 27,854	$ —	$ 27,854
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	9	—	—	9
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	100,145	—	—	—	100,145
	$ —	$ —	$ 100,145	$ 9	$ 27,854	$ —	$ 128,008

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 3,177,993	$ —	$ (62,218)	$ —	$ 3,115,775
Forward foreign currency exchange contracts	—	—	—	(378,113)	—	—	(378,113)
Swaps	—	—	816,218	—	—	—	816,218
	$ —	$ —	$ 3,994,211	$ (378,113)	$ (62,218)	$ —	$ 3,553,880
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (1,169,174)	$ —	$ (326,934)	$ —	$ (1,496,108)
Forward foreign currency exchange contracts	—	—	—	(168,255)	—	—	(168,255)
Swaps	—	—	(573,451)	—	—	—	(573,451)
	$ —	$ —	$ (1,742,625)	$ (168,255)	$ (326,934)	$ —	$ (2,237,814)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$48,847,524
Average notional value of contracts — short	$2,201,188
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$178,317
Average amounts sold — in USD	$27,737,940
Total return swaps:
Average notional value	$6,634,668
For more information about the LifePath Dynamic Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2040 Fund

Derivative Financial Instruments — Offsetting as of Period End
The LifePath Dynamic Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 87,733	$ 147,770
Forward foreign currency exchange contracts	131,521	9
Swaps — OTC(a)	—	100,145
Total derivative assets and liabilities in the Statements of Assets and Liabilities	219,254	247,924
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(87,733)	(147,770)
Total derivative assets and liabilities subject to an MNA	$ 131,521	$ 100,154

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the LifePath Dynamic Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the LifePath Dynamic Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(a)(b)
Nomura International PLC	$ 131,521	$ —	$ —	$ —	$ 131,521

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(a)(c)
Deutsche Bank AG	$ 9	$ —	$ —	$ —	$ 9
Morgan Stanley & Co. International PLC	100,145	—	—	—	100,145
	$ 100,154	$ —	$ —	$ —	$ 100,154

(a)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Dynamic Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the LifePath Dynamic Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Dynamic Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 48,673,250	$ —	$ —	$ 48,673,250
Fixed-Income Funds	52,700,815	—	—	52,700,815
Money Market Funds	62,013,066	—	—	62,013,066
	$163,387,131	$—	$—	163,387,131
Investments Valued at NAV(a)				201,001,024
				$ 364,388,155
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 200,617	$ 10,453	$ —	$ 211,070
Foreign Currency Exchange Contracts	—	131,521	—	131,521
Interest Rate Contracts	37,143	—	—	37,143
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2040 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$ —	$ (100,145)	$ —	$ (100,145)
Foreign Currency Exchange Contracts	—	(9)	—	(9)
Interest Rate Contracts	(27,854)	—	—	(27,854)
	$209,906	$41,820	$—	$251,726

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)
June 30, 2024
BlackRock LifePath® Dynamic 2045 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 73.5%
BlackRock Advantage Emerging Markets Fund, Class K	400,353	$ 4,119,637
BlackRock Tactical Opportunities Fund, Class K	424,322	6,063,565
Diversified Equity Master Portfolio	$97,276,480	97,276,480
International Tilts Master Portfolio	$20,764,673	20,764,673
iShares Developed Real Estate Index Fund, Class K	688,588	6,279,921
iShares MSCI EAFE Small-Cap ETF(b)	83,858	5,169,007
		139,673,283
Fixed-Income Funds — 6.6%
BlackRock Diversified Fixed Income Fund, Class K	179,893	1,703,589
BlackRock High Yield Bond Portfolio, Class K	118,317	831,773
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	46,069	4,934,911
iShares TIPS Bond ETF	46,848	5,002,429
		12,472,702

Security	Shares	Value
Money Market Funds — 22.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(d)	6,395,759	$ 6,397,677
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)	35,503,235	35,503,235
		41,900,912
Total Investments — 102.1% (Cost: $173,504,030)		194,046,897
Liabilities in Excess of Other Assets — (2.1)%		(4,072,837)
Net Assets — 100.0%		$ 189,974,060

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the LifePath Dynamic Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 3,835,386	$ —	$ —	$ —	$ 284,251	$ 4,119,637	400,353	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	8,972,634	—	(2,572,706)(a)	(1,463)	(788)	6,397,677	6,395,759	15,559 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	17,929,484	17,573,751 (a)	—	—	—	35,503,235	35,503,235	775,064	—
BlackRock Diversified Fixed Income Fund, Class K	1,021,495	716,816	—	—	(34,722)	1,703,589	179,893	39,098	—
BlackRock High Yield Bond Portfolio, Class K	1,121,527	575,490	(865,383)	21,296	(21,157)	831,773	118,317	35,534	—
BlackRock Tactical Opportunities Fund, Class K	5,639,243	—	—	—	424,322	6,063,565	424,322	—	—
Diversified Equity Master Portfolio	64,483,868	21,273,423 (a)(c)	—	5,777,641	5,741,548	97,276,480	$97,276,480	782,668	—
International Tilts Master Portfolio	16,855,244	2,809,682 (a)(c)	—	583,060	516,687	20,764,673	$20,764,673	316,055	—
iShares Developed Real Estate Index Fund, Class K	4,578,549	2,377,560	(479,001)	(35,514)	(161,673)	6,279,921	688,588	55,560	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,097,996	—	—	—	(163,085)	4,934,911	46,069	92,693	—
iShares MSCI EAFE Small-Cap ETF	5,190,810	—	—	—	(21,803)	5,169,007	83,858	75,398	—
iShares TIPS Bond ETF	3,292,956	1,741,156	—	—	(31,683)	5,002,429	46,848	69,566	—
				$ 6,345,020	$ 6,531,897	$ 194,046,897		$ 2,257,195	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2045 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	20	09/19/24	$ 3,832	$ 28,607
Ultra U.S. Treasury Bond	21	09/19/24	2,616	20,568
E-mini Russell 2000 Index	65	09/20/24	6,711	7,037
Euro Stoxx 50 Index	33	09/20/24	1,738	5,399
MSCI EAFE Index	83	09/20/24	9,724	43,270
MSCI Emerging Markets Index	208	09/20/24	11,317	87,868
S&P 500 Micro E-Mini Index	99	09/20/24	2,733	9,100
				201,849
Short Contracts
U.S. Long Bond	32	09/19/24	3,772	(42,282)
				$ 159,567
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	8,517,825	USD	5,647,432	Deutsche Bank AG	09/18/24	$ 46,192
CAD	2,241,265	USD	1,634,932	Deutsche Bank AG	09/18/24	6,357
CAD	5,290,995	USD	3,859,558	Deutsche Bank AG	09/18/24	15,063
EUR	3,336,050	USD	3,585,138	Barclays Bank PLC	09/18/24	931
USD	52,159	JPY	8,091,000	Deutsche Bank AG	09/18/24	1,274
						69,817
USD	26,868	EUR	25,000	Deutsche Bank AG	09/18/24	(6)
						$ 69,811
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR plus 0.38%, 5.33%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	2,500	$ (36,433)	$ —	$ (36,433)
1-Day SOFR plus 0.40%, 5.33%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	283	(4,136)	—	(4,136)
1-Day SOFR plus 0.40%, 5.33%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	742	(10,842)	—	(10,842)
									$ (51,411)	$ —	$ (51,411)
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ —	$ (51,411)

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2045 Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 181,281	$ —	$ 20,568	$ —	$ 201,849
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	69,817	—	—	69,817
	$ —	$ —	$ 181,281	$ 69,817	$ 20,568	$ —	$ 271,666
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 42,282	$ —	$ 42,282
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	6	—	—	6
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	51,411	—	—	—	51,411
	$ —	$ —	$ 51,411	$ 6	$ 42,282	$ —	$ 93,699

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 2,624,300	$ —	$ 32,567	$ —	$ 2,656,867
Forward foreign currency exchange contracts	—	—	—	(196,178)	—	—	(196,178)
Swaps	—	—	403,754	—	—	—	403,754
	$ —	$ —	$ 3,028,054	$ (196,178)	$ 32,567	$ —	$ 2,864,443
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (898,019)	$ —	$ (83,592)	$ —	$ (981,611)
Forward foreign currency exchange contracts	—	—	—	(75,182)	—	—	(75,182)
Swaps	—	—	(278,678)	—	—	—	(278,678)
	$ —	$ —	$ (1,176,697)	$ (75,182)	$ (83,592)	$ —	$ (1,335,471)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$38,036,943
Average notional value of contracts — short	$3,813,000
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$81,082
Average amounts sold — in USD	$14,545,645
Total return swaps:
Average notional value	$3,405,118
For more information about the LifePath Dynamic Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2045 Fund

Derivative Financial Instruments — Offsetting as of Period End
The LifePath Dynamic Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 94,394	$ 97,536
Forward foreign currency exchange contracts	69,817	6
Swaps — OTC(a)	—	51,411
Total derivative assets and liabilities in the Statements of Assets and Liabilities	164,211	148,953
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(94,394)	(97,536)
Total derivative assets and liabilities subject to an MNA	$ 69,817	$ 51,417

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the LifePath Dynamic Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the LifePath Dynamic Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)(c)
Barclays Bank PLC	$ 931	$ —	$ —	$ —	$ 931
Deutsche Bank AG	68,886	(6)	—	—	68,880
	$ 69,817	$ (6)	$ —	$ —	$ 69,811

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(b)(d)
Deutsche Bank AG	$ 6	$ (6)	$ —	$ —	$ —
Morgan Stanley & Co. International PLC	51,411	—	—	—	51,411
	$ 51,417	$ (6)	$ —	$ —	$ 51,411

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Dynamic Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the LifePath Dynamic Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Dynamic Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 21,632,130	$ —	$ —	$ 21,632,130
Fixed-Income Funds	12,472,702	—	—	12,472,702
Money Market Funds	41,900,912	—	—	41,900,912
	$76,005,744	$—	$—	76,005,744
Investments Valued at NAV(a)				118,041,153
				$ 194,046,897

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2045 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 175,882	$ 5,399	$ —	$ 181,281
Foreign Currency Exchange Contracts	—	69,817	—	69,817
Interest Rate Contracts	20,568	—	—	20,568
Liabilities
Equity Contracts	—	(51,411)	—	(51,411)
Foreign Currency Exchange Contracts	—	(6)	—	(6)
Interest Rate Contracts	(42,282)	—	—	(42,282)
	$154,168	$23,799	$—	$177,967

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2024
BlackRock LifePath® Dynamic 2050 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 80.9%
BlackRock Advantage Emerging Markets Fund, Class K	807,246	$ 8,306,559
BlackRock Tactical Opportunities Fund, Class K	576,430	8,237,182
Diversified Equity Master Portfolio	$123,471,509	123,471,509
International Tilts Master Portfolio	$27,024,406	27,024,406
iShares Developed Real Estate Index Fund, Class K	845,180	7,708,046
iShares MSCI EAFE Small-Cap ETF(b)	129,104	7,957,971
		182,705,673
Fixed-Income Funds — 3.3%
BlackRock Diversified Fixed Income Fund, Class K	10,759	101,884
BlackRock High Yield Bond Portfolio, Class K	142,146	999,286
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	38,367	4,109,873
iShares TIPS Bond ETF	21,108	2,253,912
		7,464,955

Security	Shares	Value
Money Market Funds — 19.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(d)	9,570,637	$ 9,573,508
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)	33,679,393	33,679,393
		43,252,901
Total Investments — 103.4% (Cost: $190,719,929)		233,423,529
Liabilities in Excess of Other Assets — (3.4)%		(7,760,530)
Net Assets — 100.0%		$ 225,662,999

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the LifePath Dynamic Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 7,733,415	$ —	$ —	$ —	$ 573,144	$ 8,306,559	807,246	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	4,384,514	5,190,281 (a)	—	(174)	(1,113)	9,573,508	9,570,637	15,449 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,990,262	21,689,131 (a)	—	—	—	33,679,393	33,679,393	674,345	—
BlackRock Diversified Fixed Income Fund, Class K	67,140	36,964	—	—	(2,220)	101,884	10,759	2,378	—
BlackRock High Yield Bond Portfolio, Class K	1,520,141	505,284	(1,024,438)	36,180	(37,881)	999,286	142,146	42,273	—
BlackRock Tactical Opportunities Fund, Class K	7,660,752	—	—	—	576,430	8,237,182	576,430	—	—
Diversified Equity Master Portfolio	89,261,546	19,218,363 (a)(c)	—	7,457,843	7,533,757	123,471,509	$123,471,509	1,000,326	—
International Tilts Master Portfolio	22,211,055	3,383,236 (a)(c)	—	759,436	670,679	27,024,406	$27,024,406	411,451	—
iShares Developed Real Estate Index Fund, Class K	5,766,118	2,732,506	(521,000)	(117,775)	(151,803)	7,708,046	845,180	66,506	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,245,692	—	—	—	(135,819)	4,109,873	38,367	77,196	—
iShares MSCI EAFE Small-Cap ETF	7,991,538	—	—	—	(33,567)	7,957,971	129,104	116,079	—
iShares TIPS Bond ETF	1,557,315	709,482	—	—	(12,885)	2,253,912	21,108	31,344	—
				$ 8,135,510	$ 8,978,722	$ 233,423,529		$ 2,437,347	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2050 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	25	09/19/24	$ 4,790	$ 35,759
Ultra U.S. Treasury Bond	35	09/19/24	4,360	60,091
E-mini Russell 2000 Index	83	09/20/24	8,570	8,928
Euro Stoxx 50 Index	39	09/20/24	2,055	6,443
MSCI EAFE Index	92	09/20/24	10,779	47,962
MSCI Emerging Markets Index	234	09/20/24	12,732	93,000
S&P 500 Micro E-Mini Index	195	09/20/24	5,383	17,924
				$ 270,107
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	556,000	USD	370,837	Bank of America N.A.	09/18/24	$ 813
AUD	9,616,096	USD	6,375,601	Deutsche Bank AG	09/18/24	52,148
CAD	2,671,393	USD	1,948,697	Deutsche Bank AG	09/18/24	7,577
CAD	6,425,444	USD	4,687,160	Deutsche Bank AG	09/18/24	18,224
EUR	4,008,874	USD	4,308,199	Barclays Bank PLC	09/18/24	1,118
						79,880
USD	221,392	EUR	206,000	Deutsche Bank AG	09/18/24	(47)
						$ 79,833
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR plus 0.38%, 5.33%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	3,171	$ (46,201)	$ —	$ (46,201)
1-Day SOFR plus 0.40%, 5.33%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	1,030	(15,052)	—	(15,052)
									$ (61,253)	$ —	$ (61,253)
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ —	$ (61,253)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2050 Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 210,016	$ —	$ 60,091	$ —	$ 270,107
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	79,880	—	—	79,880
	$ —	$ —	$ 210,016	$ 79,880	$ 60,091	$ —	$ 349,987
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 47	$ —	$ —	$ 47
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	61,253	—	—	—	61,253
	$ —	$ —	$ 61,253	$ 47	$ —	$ —	$ 61,300

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 2,816,896	$ —	$ (64,711)	$ —	$ 2,752,185
Forward foreign currency exchange contracts	—	—	—	(244,094)	—	—	(244,094)
Swaps	—	—	476,397	—	—	—	476,397
	$ —	$ —	$ 3,293,293	$ (244,094)	$ (64,711)	$ —	$ 2,984,488
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (937,304)	$ —	$ (175,100)	$ —	$ (1,112,404)
Forward foreign currency exchange contracts	—	—	—	(102,236)	—	—	(102,236)
Swaps	—	—	(326,595)	—	—	—	(326,595)
	$ —	$ —	$ (1,263,899)	$ (102,236)	$ (175,100)	$ —	$ (1,541,235)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$46,690,113
Average notional value of contracts — short	$— (a)
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$224,007
Average amounts sold — in USD	$17,445,637
Total return swaps:
Average notional value	$4,058,057

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the LifePath Dynamic Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2050 Fund

Derivative Financial Instruments — Offsetting as of Period End
The LifePath Dynamic Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 54,644	$ 142,744
Forward foreign currency exchange contracts	79,880	47
Swaps — OTC(a)	—	61,253
Total derivative assets and liabilities in the Statements of Assets and Liabilities	134,524	204,044
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(54,644)	(142,744)
Total derivative assets and liabilities subject to an MNA	$ 79,880	$ 61,300

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the LifePath Dynamic Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the LifePath Dynamic Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)(c)
Bank of America N.A.	$ 813	$ —	$ —	$ —	$ 813
Barclays Bank PLC	1,118	—	—	—	1,118
Deutsche Bank AG	77,949	(47)	—	—	77,902
	$ 79,880	$ (47)	$ —	$ —	$ 79,833

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(b)(d)
Deutsche Bank AG	$ 47	$ (47)	$ —	$ —	$ —
Morgan Stanley & Co. International PLC	61,253	—	—	—	61,253
	$ 61,300	$ (47)	$ —	$ —	$ 61,253

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Dynamic Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the LifePath Dynamic Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Dynamic Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 32,209,758	$ —	$ —	$ 32,209,758
Fixed-Income Funds	7,464,955	—	—	7,464,955
Money Market Funds	43,252,901	—	—	43,252,901
	$82,927,614	$—	$—	82,927,614
Investments Valued at NAV(a)				150,495,915
				$ 233,423,529
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2050 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 203,573	$ 6,443	$ —	$ 210,016
Foreign Currency Exchange Contracts	—	79,880	—	79,880
Interest Rate Contracts	60,091	—	—	60,091
Liabilities
Equity Contracts	—	(61,253)	—	(61,253)
Foreign Currency Exchange Contracts	—	(47)	—	(47)
	$263,664	$25,023	$—	$288,687

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)
June 30, 2024
BlackRock LifePath® Dynamic 2055 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 82.1%
BlackRock Advantage Emerging Markets Fund, Class K	405,980	$ 4,177,529
BlackRock Tactical Opportunities Fund, Class K	319,047	4,559,180
Diversified Equity Master Portfolio	$83,855,117	83,855,117
International Tilts Master Portfolio	$18,794,424	18,794,424
iShares Developed Real Estate Index Fund, Class K	501,268	4,571,566
iShares MSCI EAFE Small-Cap ETF(b)	58,524	3,607,419
		119,565,235
Fixed-Income Funds — 1.0%
BlackRock Diversified Fixed Income Fund, Class K	7,034	66,613
BlackRock High Yield Bond Portfolio, Class K	92,496	650,246
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	4,269	457,295
iShares TIPS Bond ETF	3,329	355,471
		1,529,625

Security	Shares	Value
Money Market Funds — 18.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(d)	4,074,156	$ 4,075,378
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)	22,938,220	22,938,220
		27,013,598
Total Investments — 101.7% (Cost: $131,642,927)		148,108,458
Liabilities in Excess of Other Assets — (1.7)%		(2,503,134)
Net Assets — 100.0%		$ 145,605,324

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the LifePath Dynamic Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 3,889,284	$ —	$ —	$ —	$ 288,245	$ 4,177,529	405,980	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	694,666	3,380,681 (a)	—	59	(28)	4,075,378	4,074,156	2,273 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,897,040	10,041,180 (a)	—	—	—	22,938,220	22,938,220	529,451	—
BlackRock Diversified Fixed Income Fund, Class K	32,576	35,220	—	—	(1,183)	66,613	7,034	1,481	—
BlackRock High Yield Bond Portfolio, Class K	745,327	577,836	(672,783)	6,913	(7,047)	650,246	92,496	27,148	—
BlackRock Tactical Opportunities Fund, Class K	4,240,133	—	—	—	319,047	4,559,180	319,047	—	—
Diversified Equity Master Portfolio	51,514,186	22,597,616 (a)(c)	—	4,930,067	4,813,248	83,855,117	$83,855,117	671,771	—
International Tilts Master Portfolio	14,287,498	3,507,358 (a)(c)	—	525,560	474,008	18,794,424	$18,794,424	285,582	—
iShares Developed Real Estate Index Fund, Class K	3,278,738	1,800,161	(364,999)	(10,458)	(131,876)	4,571,566	501,268	43,162	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	472,408	—	—	—	(15,113)	457,295	4,269	8,589	—
iShares MSCI EAFE Small-Cap ETF	3,622,636	—	—	—	(15,217)	3,607,419	58,524	52,620	—
iShares TIPS Bond ETF	204,768	152,613	—	—	(1,910)	355,471	3,329	4,943	—
				$ 5,452,141	$ 5,722,174	$ 148,108,458		$ 1,627,020	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2055 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	17	09/19/24	$ 3,257	$ 24,389
Ultra U.S. Treasury Bond	14	09/19/24	1,744	21,149
E-mini Russell 2000 Index	55	09/20/24	5,679	6,011
Euro Stoxx 50 Index	26	09/20/24	1,370	4,179
MSCI EAFE Index	72	09/20/24	8,436	35,737
MSCI Emerging Markets Index	176	09/20/24	9,576	74,344
S&P 500 Micro E-Mini Index	84	09/20/24	2,319	7,721
				$ 173,530
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	6,271,244	USD	4,157,919	Deutsche Bank AG	09/18/24	$ 34,009
CAD	1,739,548	USD	1,268,927	Deutsche Bank AG	09/18/24	4,952
CAD	4,331,734	USD	3,159,818	Deutsche Bank AG	09/18/24	12,332
EUR	2,590,603	USD	2,784,027	Barclays Bank PLC	09/18/24	727
						52,020
USD	105,322	EUR	98,000	Deutsche Bank AG	09/18/24	(22)
						$ 51,998
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR plus 0.40%, 5.33%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	171	$ (2,496)	$ —	$ (2,496)
1-Day SOFR plus 0.38%, 5.33%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	1,771	(25,812)	—	(25,812)
1-Day SOFR plus 0.40%, 5.33%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	793	(11,587)	—	(11,587)
									$ (39,895)	$ —	$ (39,895)
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ —	$ (39,895)

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2055 Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 152,381	$ —	$ 21,149	$ —	$ 173,530
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	52,020	—	—	52,020
	$ —	$ —	$ 152,381	$ 52,020	$ 21,149	$ —	$ 225,550
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 22	$ —	$ —	$ 22
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	39,895	—	—	—	39,895
	$ —	$ —	$ 39,895	$ 22	$ —	$ —	$ 39,917

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 2,152,256	$ —	$ (10,181)	$ —	$ 2,142,075
Forward foreign currency exchange contracts	—	—	—	(146,087)	—	—	(146,087)
Swaps	—	—	300,959	—	—	—	300,959
	$ —	$ —	$ 2,453,215	$ (146,087)	$ (10,181)	$ —	$ 2,296,947
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (697,986)	$ —	$ (43,324)	$ —	$ (741,310)
Forward foreign currency exchange contracts	—	—	—	(58,967)	—	—	(58,967)
Swaps	—	—	(202,885)	—	—	—	(202,885)
	$ —	$ —	$ (900,871)	$ (58,967)	$ (43,324)	$ —	$ (1,003,162)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$31,827,953
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$106,572
Average amounts sold — in USD	$11,342,471
Total return swaps:
Average notional value	$2,642,568
For more information about the LifePath Dynamic Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The LifePath Dynamic Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 41,034	$ 67,130
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2055 Fund

	Assets	Liabilities
Forward foreign currency exchange contracts	$ 52,020	$ 22
Swaps — OTC(a)	—	39,895
Total derivative assets and liabilities in the Statements of Assets and Liabilities	93,054	107,047
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(41,034)	(67,130)
Total derivative assets and liabilities subject to an MNA	$ 52,020	$ 39,917

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the LifePath Dynamic Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the LifePath Dynamic Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)(c)
Barclays Bank PLC	$ 727	$ —	$ —	$ —	$ 727
Deutsche Bank AG	51,293	(22)	—	—	51,271
	$ 52,020	$ (22)	$ —	$ —	$ 51,998

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(b)(d)
Deutsche Bank AG	$ 22	$ (22)	$ —	$ —	$ —
Morgan Stanley & Co. International PLC	39,895	—	—	—	39,895
	$ 39,917	$ (22)	$ —	$ —	$ 39,895

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Dynamic Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the LifePath Dynamic Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Dynamic Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 16,915,694	$ —	$ —	$ 16,915,694
Fixed-Income Funds	1,529,625	—	—	1,529,625
Money Market Funds	27,013,598	—	—	27,013,598
	$45,458,917	$—	$—	45,458,917
Investments Valued at NAV(a)				102,649,541
				$ 148,108,458
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 148,202	$ 4,179	$ —	$ 152,381
Foreign Currency Exchange Contracts	—	52,020	—	52,020
Interest Rate Contracts	21,149	—	—	21,149

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2055 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$ —	$ (39,895)	$ —	$ (39,895)
Foreign Currency Exchange Contracts	—	(22)	—	(22)
	$169,351	$16,282	$—	$185,633

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2024
BlackRock LifePath® Dynamic 2060 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 77.5%
BlackRock Advantage Emerging Markets Fund, Class K	108,439	$ 1,115,835
BlackRock Tactical Opportunities Fund, Class K	87,654	1,252,583
Diversified Equity Master Portfolio	$28,763,120	28,763,120
International Tilts Master Portfolio	$7,227,196	7,227,196
iShares Developed Real Estate Index Fund, Class K	185,508	1,691,835
iShares MSCI Canada ETF(b)	30,590	1,134,583
iShares MSCI EAFE ETF(b)	5,322	416,872
iShares MSCI EAFE Small-Cap ETF(b)	9,051	557,904
iShares Russell 2000 ETF(b)	418	84,808
		42,244,736
Fixed-Income Funds — 0.9%
BlackRock Diversified Fixed Income Fund, Class K	2,374	22,481
BlackRock High Yield Bond Portfolio, Class K	31,914	224,352
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	1,479	158,430
iShares TIPS Bond ETF	574	61,293
		466,556

Security	Shares	Value
Money Market Funds — 22.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(d)	971,039	$ 971,331
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)	11,100,225	11,100,225
		12,071,556
Total Investments — 100.5% (Cost: $49,842,954)		54,782,848
Liabilities in Excess of Other Assets — (0.5)%		(285,886)
Net Assets — 100.0%		$ 54,496,962

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the LifePath Dynamic Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 1,038,844	$ —	$ —	$ —	$ 76,991	$ 1,115,835	108,439	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	924,625	47,277 (a)	—	(439)	(132)	971,331	971,039	2,017 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,665,368	7,434,857 (a)	—	—	—	11,100,225	11,100,225	196,249	—
BlackRock Diversified Fixed Income Fund, Class K	8,429	14,390	—	—	(338)	22,481	2,374	448	—
BlackRock High Yield Bond Portfolio, Class K	179,336	273,634	(229,319)	642	59	224,352	31,914	8,427	—
BlackRock Tactical Opportunities Fund, Class K	1,164,928	—	—	—	87,655	1,252,583	87,654	—	—
Diversified Equity Master Portfolio	15,095,245	10,443,975 (a)(c)	—	1,659,116	1,564,784	28,763,120	$28,763,120	228,579	—
International Tilts Master Portfolio	4,516,066	2,322,562 (a)(c)	—	199,908	188,660	7,227,196	$7,227,196	109,345	—
iShares Developed Real Estate Index Fund, Class K	1,004,205	1,058,267	(317,001)	(10,239)	(43,397)	1,691,835	185,508	15,267	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	163,666	—	—	—	(5,236)	158,430	1,479	2,976	—
iShares MSCI Canada ETF	740,533	378,002	—	—	16,048	1,134,583	30,590	10,685	—
iShares MSCI EAFE ETF	198,246	200,620	—	—	18,006	416,872	5,322	7,413	—
iShares MSCI EAFE Small-Cap ETF	560,257	—	—	—	(2,353)	557,904	9,051	8,138	—
iShares Russell 2000 ETF	83,897	—	—	—	911	84,808	418	453	—
iShares TIPS Bond ETF	7,524	54,016	—	—	(247)	61,293	574	852	—
				$ 1,848,988	$ 1,901,411	$ 54,782,848		$ 590,849	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2060 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Ultra U.S. Treasury Bond	4	09/19/24	$ 498	$ 3,993
E-mini Russell 2000 Index	20	09/20/24	2,065	2,199
Euro Stoxx 50 Index	9	09/20/24	474	1,410
MSCI EAFE Index	27	09/20/24	3,163	14,076
MSCI Emerging Markets Index	72	09/20/24	3,918	30,443
S&P 500 Micro E-Mini Index	124	09/20/24	3,423	11,398
				$ 63,519
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,425,339	USD	1,607,942	Nomura International PLC	09/18/24	$ 13,243
CAD	130,000	USD	94,824	Nomura International PLC	09/18/24	375
CAD	707,423	USD	516,000	Nomura International PLC	09/18/24	2,049
EUR	965,283	USD	1,037,358	State Street Bank and Trust Co.	09/18/24	268
						15,935
USD	24,718	EUR	23,000	Standard Chartered Bank	09/18/24	(6)
						$ 15,929
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR plus 0.40%, 5.33%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	61	$ (894)	$ —	$ (894)
1-Day SOFR plus 0.38%, 5.33%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	492	(7,168)	—	(7,168)
1-Day SOFR plus 0.40%, 5.33%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	387	(5,663)	—	(5,663)
1-Day SOFR plus 0.69%, 5.33%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	145	(511)	—	(511)
									$ (14,236)	$ —	$ (14,236)
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ —	$ (14,236)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2060 Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 59,526	$ —	$ 3,993	$ —	$ 63,519
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	15,935	—	—	15,935
	$ —	$ —	$ 59,526	$ 15,935	$ 3,993	$ —	$ 79,454
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 6	$ —	$ —	$ 6
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	14,236	—	—	—	14,236
	$ —	$ —	$ 14,236	$ 6	$ —	$ —	$ 14,242

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 831,738	$ —	$ (1,783)	$ —	$ 829,955
Forward foreign currency exchange contracts	—	—	—	(30,497)	—	—	(30,497)
Swaps	—	—	94,385	—	—	—	94,385
	$ —	$ —	$ 926,123	$ (30,497)	$ (1,783)	$ —	$ 893,843
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (177,598)	$ —	$ (23,464)	$ —	$ (201,062)
Forward foreign currency exchange contracts	—	—	—	(3,972)	—	—	(3,972)
Swaps	—	—	(60,685)	—	—	—	(60,685)
	$ —	$ —	$ (238,283)	$ (3,972)	$ (23,464)	$ —	$ (265,719)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$11,871,034
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$29,102
Average amounts sold — in USD	$3,083,670
Total return swaps:
Average notional value	$981,832
For more information about the LifePath Dynamic Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The LifePath Dynamic Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 16,017	$ 27,640

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2060 Fund

	Assets	Liabilities
Forward foreign currency exchange contracts	$ 15,935	$ 6
Swaps — OTC(a)	—	14,236
Total derivative assets and liabilities in the Statements of Assets and Liabilities	31,952	41,882
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(16,017)	(27,640)
Total derivative assets and liabilities subject to an MNA	$ 15,935	$ 14,242

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the LifePath Dynamic Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the LifePath Dynamic Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(a)(b)
Nomura International PLC	$ 15,667	$ —	$ —	$ —	$ 15,667
State Street Bank and Trust Co.	268	—	—	—	268
	$ 15,935	$ —	$ —	$ —	$ 15,935

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(a)(c)
Morgan Stanley & Co. International PLC	$ 14,236	$ —	$ —	$ —	$ 14,236
Standard Chartered Bank	6	—	—	—	6
	$ 14,242	$ —	$ —	$ —	$ 14,242

(a)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Dynamic Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the LifePath Dynamic Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Dynamic Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 6,254,420	$ —	$ —	$ 6,254,420
Fixed-Income Funds	466,556	—	—	466,556
Money Market Funds	12,071,556	—	—	12,071,556
	$18,792,532	$—	$—	18,792,532
Investments Valued at NAV(a)				35,990,316
				$ 54,782,848
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 58,116	$ 1,410	$ —	$ 59,526
Foreign Currency Exchange Contracts	—	15,935	—	15,935
Interest Rate Contracts	3,993	—	—	3,993
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2060 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$ —	$ (14,236)	$ —	$ (14,236)
Foreign Currency Exchange Contracts	—	(6)	—	(6)
	$62,109	$3,103	$—	$65,212

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)
June 30, 2024
BlackRock LifePath® Dynamic 2065 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 66.5%
BlackRock Advantage Emerging Markets Fund, Class K	37,598	$ 386,885
BlackRock Tactical Opportunities Fund, Class K	33,286	475,655
Diversified Equity Master Portfolio	$9,955,871	9,955,871
International Tilts Master Portfolio	$2,014,300	2,014,300
iShares Developed Real Estate Index Fund, Class K	81,106	739,686
iShares MSCI Canada ETF(b)	11,705	434,138
iShares MSCI EAFE ETF(b)	2,411	188,854
iShares MSCI EAFE Small-Cap ETF(b)	5,125	315,905
iShares Russell 2000 ETF(b)	569	115,444
		14,626,738
Fixed-Income Funds — 1.2%
BlackRock Diversified Fixed Income Fund, Class K	9,492	89,894
BlackRock High Yield Bond Portfolio, Class K	11,226	78,918
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	859	92,016
iShares TIPS Bond ETF	105	11,212
		272,040

Security	Shares	Value
Money Market Funds — 35.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(d)	977,292	$ 977,585
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)	6,831,937	6,831,937
		7,809,522
Total Investments — 103.2% (Cost: $20,793,386)		22,708,300
Liabilities in Excess of Other Assets — (3.2)%		(706,457)
Net Assets — 100.0%		$ 22,001,843

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the LifePath Dynamic Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 360,190	$ —	$ —	$ —	$ 26,695	$ 386,885	37,598	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	395,171	582,614 (a)	—	(111)	(89)	977,585	977,292	1,038 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,093,201	4,738,736 (a)	—	—	—	6,831,937	6,831,937	111,169	—
BlackRock Diversified Fixed Income Fund, Class K	3,231	87,804	—	—	(1,141)	89,894	9,492	1,741	—
BlackRock High Yield Bond Portfolio, Class K	82,120	82,176	(85,399)	253	(232)	78,918	11,226	3,069	—
BlackRock Tactical Opportunities Fund, Class K	442,369	—	—	—	33,286	475,655	33,286	—	—
Diversified Equity Master Portfolio	5,918,999	2,887,676 (a)(c)	—	581,758	567,438	9,955,871	$9,955,871	79,438	—
International Tilts Master Portfolio	1,659,433	248,277 (a)(c)	—	56,623	49,967	2,014,300	$2,014,300	30,659	—
iShares Developed Real Estate Index Fund, Class K	446,273	425,925	(114,000)	(5,827)	(12,685)	739,686	81,106	5,925	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	95,057	—	—	—	(3,041)	92,016	859	1,728	—
iShares MSCI Canada ETF	291,092	137,983	—	—	5,063	434,138	11,705	4,088	—
iShares MSCI EAFE ETF	74,823	108,238	—	—	5,793	188,854	2,411	2,756	—
iShares MSCI EAFE Small-Cap ETF	386,070	—	(68,013)	1,832	(3,984)	315,905	5,125	4,608	—
iShares Russell 2000 ETF	114,204	—	—	—	1,240	115,444	569	617	—
iShares TIPS Bond ETF	11,286	—	—	—	(74)	11,212	105	156	—
				$ 634,528	$ 668,236	$ 22,708,300		$ 246,992	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2065 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Ultra U.S. Treasury Bond	2	09/19/24	$ 249	$ 2,794
E-mini Russell 2000 Index	7	09/20/24	723	748
Euro Stoxx 50 Index	4	09/20/24	211	677
MSCI EAFE Index	18	09/20/24	2,109	8,934
MSCI Emerging Markets Index	30	09/20/24	1,632	12,656
S&P 500 Micro E-Mini Index	110	09/20/24	3,037	9,479
				$ 35,288
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	954,156	USD	632,604	JPMorgan Chase Bank N.A.	09/18/24	$ 5,188
CAD	32,000	USD	23,423	JPMorgan Chase Bank N.A.	09/18/24	11
CAD	79,000	USD	57,625	UBS AG	09/18/24	227
CAD	254,581	USD	185,700	UBS AG	09/18/24	732
EUR	382,422	USD	410,982	UBS AG	09/18/24	100
						6,258
USD	8,597	EUR	8,000	JPMorgan Chase Bank N.A.	09/18/24	(2)
						$ 6,256
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR plus 0.45%, 5.33%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	JPMorgan Chase Bank N.A.	N/A	10/04/24	USD	201	$ (2,967)	$ —	$ (2,967)
1-Day SOFR plus 0.40%, 5.33%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	33	(484)	—	(484)
1-Day SOFR plus 0.40%, 5.33%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	54	(782)	—	(782)
1-Day SOFR plus 0.38%, 5.33%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	69	(1,003)	—	(1,003)
1-Day SOFR plus 0.69%, 5.33%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	77	(269)	—	(269)
									$ (5,505)	$ —	$ (5,505)
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ —	$ (5,505)

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2065 Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 32,494	$ —	$ 2,794	$ —	$ 35,288
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	6,258	—	—	6,258
	$ —	$ —	$ 32,494	$ 6,258	$ 2,794	$ —	$ 41,546
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 2	$ —	$ —	$ 2
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	5,505	—	—	—	5,505
	$ —	$ —	$ 5,505	$ 2	$ —	$ —	$ 5,507

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 419,364	$ —	$ (8,631)	$ —	$ 410,733
Forward foreign currency exchange contracts	—	—	—	(13,861)	—	—	(13,861)
Swaps	—	—	34,223	—	—	—	34,223
	$ —	$ —	$ 453,587	$ (13,861)	$ (8,631)	$ —	$ 431,095
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (75,735)	$ —	$ (6,359)	$ —	$ (82,094)
Forward foreign currency exchange contracts	—	—	—	(1,950)	—	—	(1,950)
Swaps	—	—	(24,342)	—	—	—	(24,342)
	$ —	$ —	$ (100,077)	$ (1,950)	$ (6,359)	$ —	$ (108,386)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$6,729,999
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$15,766
Average amounts sold — in USD	$1,202,877
Total return swaps:
Average notional value	$384,568
For more information about the LifePath Dynamic Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The LifePath Dynamic Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 7,305	$ 19,195
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2065 Fund

	Assets	Liabilities
Forward foreign currency exchange contracts	$ 6,258	$ 2
Swaps — OTC(a)	—	5,505
Total derivative assets and liabilities in the Statements of Assets and Liabilities	13,563	24,702
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(7,305)	(19,195)
Total derivative assets and liabilities subject to an MNA	$ 6,258	$ 5,507

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the LifePath Dynamic Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the LifePath Dynamic Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)(c)
JPMorgan Chase Bank N.A.	$ 5,199	$ (2,969)	$ —	$ —	$ 2,230
UBS AG	1,059	—	—	—	1,059
	$ 6,258	$ (2,969)	$ —	$ —	$ 3,289

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(b)(d)
JPMorgan Chase Bank N.A.	$ 2,969	$ (2,969)	$ —	$ —	$ —
Morgan Stanley & Co. International PLC	2,538	—	—	—	2,538
	$ 5,507	$ (2,969)	$ —	$ —	$ 2,538

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Dynamic Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the LifePath Dynamic Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Dynamic Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,656,567	$ —	$ —	$ 2,656,567
Fixed-Income Funds	272,040	—	—	272,040
Money Market Funds	7,809,522	—	—	7,809,522
	$10,738,129	$—	$—	10,738,129
Investments Valued at NAV(a)				11,970,171
				$ 22,708,300
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 31,817	$ 677	$ —	$ 32,494
Foreign Currency Exchange Contracts	—	6,258	—	6,258
Interest Rate Contracts	2,794	—	—	2,794

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Dynamic 2065 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$ —	$ (5,505)	$ —	$ (5,505)
Foreign Currency Exchange Contracts	—	(2)	—	(2)
	$34,611	$1,428	$—	$36,039

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
June 30, 2024

	BlackRock LifePath® Dynamic Retirement Fund	BlackRock LifePath® Dynamic 2025 Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2035 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 255,249,962	$ 128,438,916	$ 361,979,325	$ 232,374,050
Cash pledged for futures contracts	1,362,000	792,000	2,124,000	1,705,000
Foreign currency, at value(c)	191,229	35,112	130,729	83,961
Receivables:
Investments sold	35	1,028,237	—	32
Securities lending income — affiliated	329	216	3,904	2,615
Capital shares sold	971,259	519,662	1,347,869	453,787
Dividends — affiliated	547,638	275,246	547,183	316,995
Variation margin on futures contracts	52,664	29,533	62,428	40,180
Unrealized appreciation on forward foreign currency exchange contracts	86,641	39,213	121,006	78,775
Total assets	258,461,757	131,158,135	366,316,444	235,055,395
LIABILITIES
Bank overdraft	—	4,003	—	—
Collateral on securities loaned	407,742	2,091,096	9,631,940	9,870,502
Payables:
Investments purchased	447,422	190,535	379,502	137,739
Administration fees	36,250	7,894	47,812	15,181
Capital gains distributions	413,474	—	—	—
Capital shares redeemed	575,927	93,056	168,222	94,587
Income dividend distributions	59,169	48,971	94,731	109,612
Investment advisory fees	13,560	8,779	19,644	16,314
Trustees’ and Officer’s fees	893	714	1,003	784
Professional fees	12,236	11,644	12,890	11,595
Service and distribution fees	27,031	7,428	33,727	11,731
Variation margin on futures contracts	95,111	59,406	200,377	166,470
Unrealized depreciation on:
Forward foreign currency exchange contracts	9	532	10	5
OTC swaps	71,093	34,494	99,311	62,098
Total liabilities	2,159,917	2,558,552	10,689,169	10,496,618
Commitments and contingent liabilities
NET ASSETS	$ 256,301,840	$ 128,599,583	$ 355,627,275	$ 224,558,777
NET ASSETS CONSIST OF
Paid-in capital	$ 200,511,652	$ 123,697,132	$ 330,553,163	$ 200,451,489
Accumulated earnings	55,790,188	4,902,451	25,074,112	24,107,288
NET ASSETS	$ 256,301,840	$ 128,599,583	$ 355,627,275	$ 224,558,777
(a) Investments, at cost—affiliated	$201,849,388	$119,619,365	$324,691,719	$213,477,792
(b) Securities loaned, at value	$398,934	$2,045,955	$9,389,617	$9,644,346
(c) Foreign currency, at cost	$200,017	$34,278	$130,985	$84,338

2024 BlackRock Semi-Annual Financial Statements

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2024

	BlackRock LifePath® Dynamic Retirement Fund	BlackRock LifePath® Dynamic 2025 Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2035 Fund
NET ASSET VALUE
Institutional
Net assets	$ 33,193,459	$ 6,272,072	$ 45,430,324	$ 9,337,155
Shares outstanding	3,514,840	458,120	3,318,269	584,557
Net asset value	$ 9.44	$ 13.69	$ 13.69	$ 15.97
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor A
Net assets	$ 107,605,702	$ 17,617,303	$ 136,998,611	$ 33,146,608
Shares outstanding	14,079,904	1,305,046	10,677,396	2,091,828
Net asset value	$ 7.64	$ 13.50	$ 12.83	$ 15.85
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor C
Net assets	$ 1,350,408	$ 1,584,683	$ 2,051,480	$ 2,993,468
Shares outstanding	147,677	119,178	155,968	193,409
Net asset value	$ 9.14	$ 13.30	$ 13.15	$ 15.48
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class K
Net assets	$ 108,388,875	$ 97,267,978	$ 162,908,951	$ 172,512,466
Shares outstanding	11,518,236	7,177,090	11,907,472	10,593,206
Net asset value	$ 9.41	$ 13.55	$ 13.68	$ 16.29
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class R
Net assets	$ 5,763,396	$ 5,857,547	$ 8,237,909	$ 6,569,080
Shares outstanding	623,240	435,883	615,883	415,969
Net asset value	$ 9.25	$ 13.44	$ 13.38	$ 15.79
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2024

	BlackRock LifePath® Dynamic 2040 Fund	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2050 Fund	BlackRock LifePath® Dynamic 2055 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 364,388,155	$ 194,046,897	$ 233,423,529	$ 148,108,458
Cash pledged for futures contracts	2,096,000	1,573,000	1,999,000	1,303,000
Foreign currency, at value(c)	161,218	93,025	115,227	78,580
Receivables:
Investments sold	3,171,791	27	32	21
Securities lending income — affiliated	7,361	2,201	2,785	569
Capital shares sold	839,139	643,694	632,330	326,325
Dividends — affiliated	287,482	163,272	147,414	101,635
Variation margin on futures contracts	87,733	94,394	54,644	41,034
Unrealized appreciation on forward foreign currency exchange contracts	131,521	69,817	79,880	52,020
Total assets	371,170,400	196,686,327	236,454,841	150,011,642
LIABILITIES
Collateral on securities loaned	15,784,635	6,398,694	9,572,200	4,074,762
Payables:
Investments purchased	111,244	12,348	670,301	4,101
Administration fees	49,350	12,144	27,134	9,026
Capital gains distributions	131,421	19,397	43,713	—
Capital shares redeemed	240,751	37,086	166,235	137,554
Income dividend distributions	58,021	46,902	60,935	44,251
Investment advisory fees	19,562	14,418	13,749	10,012
Trustees’ and Officer’s fees	972	727	787	735
Professional fees	12,713	11,597	11,846	11,504
Service and distribution fees	34,128	10,001	20,898	7,326
Variation margin on futures contracts	147,770	97,536	142,744	67,130
Unrealized depreciation on:
Forward foreign currency exchange contracts	9	6	47	22
OTC swaps	100,145	51,411	61,253	39,895
Total liabilities	16,690,721	6,712,267	10,791,842	4,406,318
Commitments and contingent liabilities
NET ASSETS	$ 354,479,679	$ 189,974,060	$ 225,662,999	$ 145,605,324
NET ASSETS CONSIST OF
Paid-in capital	$ 282,934,815	$ 161,989,385	$ 180,331,991	$ 123,269,319
Accumulated earnings	71,544,864	27,984,675	45,331,008	22,336,005
NET ASSETS	$ 354,479,679	$ 189,974,060	$ 225,662,999	$ 145,605,324
(a) Investments, at cost—affiliated	$304,427,257	$173,504,030	$190,719,929	$131,642,927
(b) Securities loaned, at value	$15,384,127	$6,239,090	$9,350,814	$3,985,017
(c) Foreign currency, at cost	$161,159	$93,054	$114,944	$78,542

2024 BlackRock Semi-Annual Financial Statements

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2024

	BlackRock LifePath® Dynamic 2040 Fund	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2050 Fund	BlackRock LifePath® Dynamic 2055 Fund
NET ASSET VALUE
Institutional
Net assets	$ 47,455,592	$ 6,447,331	$ 18,287,203	$ 6,116,338
Shares outstanding	2,680,341	353,005	777,956	311,942
Net asset value	$ 17.71	$ 18.26	$ 23.51	$ 19.61
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor A
Net assets	$ 142,345,719	$ 27,118,223	$ 84,957,237	$ 22,030,323
Shares outstanding	9,422,798	1,493,982	3,644,444	1,134,273
Net asset value	$ 15.11	$ 18.15	$ 23.31	$ 19.42
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor C
Net assets	$ 2,695,231	$ 1,516,901	$ 1,888,144	$ 1,240,851
Shares outstanding	158,414	86,003	83,384	65,687
Net asset value	$ 17.01	$ 17.64	$ 22.64	$ 18.89
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class K
Net assets	$ 153,767,677	$ 146,486,234	$ 114,076,227	$ 111,338,619
Shares outstanding	8,589,029	7,885,163	4,815,376	5,564,874
Net asset value	$ 17.90	$ 18.58	$ 23.69	$ 20.01
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class R
Net assets	$ 8,215,460	$ 8,405,371	$ 6,454,188	$ 4,879,193
Shares outstanding	474,822	466,272	279,232	252,666
Net asset value	$ 17.30	$ 18.03	$ 23.11	$ 19.31
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2024

	BlackRock LifePath® Dynamic 2060 Fund	BlackRock LifePath® Dynamic 2065 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 54,782,848	$ 22,708,300
Cash pledged for futures contracts	535,000	334,000
Foreign currency, at value(c)	4,739	3,881
Receivables:
Securities lending income — affiliated	380	228
Capital shares sold	238,192	130,909
Dividends — affiliated	47,293	28,134
From the Administrator	—	257
Variation margin on futures contracts	16,017	7,305
Unrealized appreciation on forward foreign currency exchange contracts	15,935	6,258
Total assets	55,640,404	23,219,272
LIABILITIES
Collateral on securities loaned	971,936	977,711
Payables:
Investments purchased	1,405	85,857
Administration fees	1,451	—
Capital gains distributions	—	21,908
Capital shares redeemed	92,926	60,266
Income dividend distributions	15,790	31,131
Investment advisory fees	3,987	1,901
Trustees’ and Officer’s fees	606	605
Professional fees	11,589	11,538
Service and distribution fees	1,870	1,810
Variation margin on futures contracts	27,640	19,195
Unrealized depreciation on:
Forward foreign currency exchange contracts	6	2
OTC swaps	14,236	5,505
Total liabilities	1,143,442	1,217,429
Commitments and contingent liabilities
NET ASSETS	$ 54,496,962	$ 22,001,843
NET ASSETS CONSIST OF
Paid-in capital	$ 47,391,935	$ 19,097,781
Accumulated earnings	7,105,027	2,904,062
NET ASSETS	$ 54,496,962	$ 22,001,843
(a) Investments, at cost—affiliated	$49,842,954	$20,793,386
(b) Securities loaned, at value	$950,579	$956,336
(c) Foreign currency, at cost	$4,900	$3,897

2024 BlackRock Semi-Annual Financial Statements

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2024

	BlackRock LifePath® Dynamic 2060 Fund	BlackRock LifePath® Dynamic 2065 Fund
NET ASSET VALUE
Institutional
Net assets	$ 4,547,261	$ 1,165,930
Shares outstanding	311,106	88,335
Net asset value	$ 14.62	$ 13.20
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Investor A
Net assets	$ 3,803,767	$ 5,008,517
Shares outstanding	261,451	381,081
Net asset value	$ 14.55	$ 13.14
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Investor C
Net assets	$ 179,650	$ 826,947
Shares outstanding	12,489	63,513
Net asset value	$ 14.38	$ 13.02
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Class K
Net assets	$ 43,312,273	$ 14,434,513
Shares outstanding	2,951,330	1,090,670
Net asset value	$ 14.68	$ 13.23
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Class R
Net assets	$ 2,654,011	$ 565,936
Shares outstanding	182,804	43,134
Net asset value	$ 14.52	$ 13.12
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations (unaudited)
Six Months Ended June 30, 2024

	BlackRock LifePath® Dynamic Retirement Fund	BlackRock LifePath® Dynamic 2025 Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2035 Fund
INVESTMENT INCOME
Dividends — affiliated	$3,642,355	$1,831,943	$3,789,206	$2,156,643
Interest — unaffiliated	30,166	20,729	43,500	39,524
Securities lending income — affiliated — net	1,808	1,790	24,895	14,925
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	602,037	332,867	1,303,491	906,061
Interest — affiliated	132,631	73,399	264,935	193,063
Expenses	(234,948)	(129,191)	(477,875)	(341,121)
Fees waived	145,917	80,480	290,542	211,027
Total investment income	4,319,966	2,212,017	5,238,694	3,180,122
EXPENSES
Investment advisory	352,904	178,217	486,086	301,537
Administration — class specific	232,698	64,161	298,017	104,872
Service and distribution — class specific	157,152	44,638	194,517	68,677
Professional	11,450	11,450	11,450	11,452
Trustees and Officer	3,906	3,542	4,174	3,751
Miscellaneous	1,760	720	1,763	760
Total expenses	759,870	302,728	996,007	491,049
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(300,624)	(145,254)	(403,169)	(232,618)
Total expenses after fees waived and/or reimbursed	459,246	157,474	592,838	258,431
Net investment income	3,860,720	2,054,543	4,645,856	2,921,691
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	83,825	3,643	352,206	15,746
Forward foreign currency exchange contracts	(232,041)	(114,315)	(325,653)	(196,028)
Foreign currency transactions	(10,649)	(18,290)	(59,566)	(21,669)
Futures contracts	1,866,628	911,212	2,001,973	2,190,284
Swaps	634,172	282,792	837,348	481,104
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	3,957,028	2,173,361	7,897,505	5,667,142
	6,298,963	3,238,403	10,703,813	8,136,579
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(2,026,554)	(713,615)	(1,510,746)	(202,458)
Forward foreign currency exchange contracts	(110,232)	(48,790)	(146,160)	(79,451)
Foreign currency translations	(4,134)	11,428	35,492	12,962
Futures contracts	(816,856)	(734,351)	(1,244,290)	(1,268,453)
Swaps	(470,812)	(193,135)	(598,213)	(334,407)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	4,000,738	2,149,524	8,002,491	5,561,510
	572,150	471,061	4,538,574	3,689,703
Net realized and unrealized gain	6,871,113	3,709,464	15,242,387	11,826,282
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,731,833	$5,764,007	$19,888,243	$14,747,973
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Statements of Operations (unaudited) (continued)
Six Months Ended June 30, 2024

	BlackRock LifePath® Dynamic 2040 Fund	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2050 Fund	BlackRock LifePath® Dynamic 2055 Fund
INVESTMENT INCOME
Dividends — affiliated	$2,356,068	$1,142,913	$1,010,121	$667,394
Interest — unaffiliated	48,932	36,060	43,500	29,940
Securities lending income — affiliated — net	43,910	15,559	15,449	2,273
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	1,829,939	1,029,898	1,324,415	899,331
Interest — affiliated	376,437	216,170	277,763	185,316
Expenses	(675,724)	(383,579)	(494,425)	(329,466)
Fees waived	412,461	236,234	304,024	202,172
Total investment income	4,392,023	2,293,255	2,480,847	1,656,960
EXPENSES
Investment advisory	488,732	253,983	303,421	195,597
Administration — class specific	307,493	86,751	172,535	67,915
Service and distribution — class specific	201,517	59,179	122,258	41,976
Professional	11,452	11,450	11,450	11,450
Trustees and Officer	4,144	3,636	3,755	3,573
Miscellaneous	1,761	760	760	397
Total expenses	1,015,099	415,759	614,179	320,908
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(398,951)	(194,329)	(248,942)	(158,251)
Total expenses after fees waived and/or reimbursed	616,148	221,430	365,237	162,657
Net investment income	3,775,875	2,071,825	2,115,610	1,494,303
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(48,138)	(15,681)	(81,769)	(3,486)
Forward foreign currency exchange contracts	(378,113)	(196,178)	(244,094)	(146,087)
Foreign currency transactions	(34,423)	(11,489)	(16,181)	(7,201)
Futures contracts	3,115,775	2,656,867	2,752,185	2,142,075
Swaps	816,218	403,754	476,397	300,959
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	11,175,443	6,360,701	8,217,279	5,455,627
	14,646,762	9,197,974	11,103,817	7,741,887
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	442,478	273,662	774,286	434,918
Forward foreign currency exchange contracts	(168,255)	(75,182)	(102,236)	(58,967)
Foreign currency translations	17,658	5,208	7,546	2,941
Futures contracts	(1,496,108)	(981,611)	(1,112,404)	(741,310)
Swaps	(573,451)	(278,678)	(326,595)	(202,885)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	11,278,443	6,258,235	8,204,436	5,287,256
	9,500,765	5,201,634	7,445,033	4,721,953
Net realized and unrealized gain	24,147,527	14,399,608	18,548,850	12,463,840
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,923,402	$16,471,433	$20,664,460	$13,958,143
See notes to financial statements.
Statements of Operations

Statements of Operations (unaudited) (continued)
Six Months Ended June 30, 2024

	BlackRock LifePath® Dynamic 2060 Fund	BlackRock LifePath® Dynamic 2065 Fund
INVESTMENT INCOME
Dividends — affiliated	$250,908	$135,857
Interest — unaffiliated	9,279	5,010
Securities lending income — affiliated — net	2,017	1,038
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	319,011	103,047
Interest — affiliated	63,004	21,742
Expenses	(112,579)	(38,436)
Fees waived	68,488	23,744
Total investment income	600,128	252,002
EXPENSES
Investment advisory	68,102	26,547
Administration — class specific	20,852	11,224
Professional	11,452	11,460
Service and distribution — class specific	10,883	10,100
Trustees and Officer	3,268	3,182
Miscellaneous	87	68
Total expenses	114,644	62,581
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(64,371)	(32,731)
Total expenses after fees waived and/or reimbursed	50,273	29,850
Net investment income	549,855	222,152
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(10,036)	(3,853)
Forward foreign currency exchange contracts	(30,497)	(13,861)
Foreign currency transactions	(3,418)	(1,355)
Futures contracts	829,955	410,733
Swaps	94,385	34,223
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	1,859,024	638,381
	2,739,413	1,064,268
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	147,967	50,831
Forward foreign currency exchange contracts	(3,972)	(1,950)
Foreign currency translations	1,640	567
Futures contracts	(201,062)	(82,094)
Swaps	(60,685)	(24,342)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	1,753,444	617,405
	1,637,332	560,417
Net realized and unrealized gain	4,376,745	1,624,685
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,926,600	$1,846,837
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Statements of Changes in Net Assets

	BlackRock LifePath® Dynamic Retirement Fund		BlackRock LifePath® Dynamic 2025 Fund
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,860,720	$6,789,397	$2,054,543	$3,023,783
Net realized gain (loss)	6,298,963	22,796,666	3,238,403	(2,773,511)
Net change in unrealized appreciation (depreciation)	572,150	(5,440,162)	471,061	10,672,957
Net increase in net assets resulting from operations	10,731,833	24,145,901	5,764,007	10,923,229
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,660,792)	(2,714,986)	(32,123)	(277,966)
Investor A	(6,568,494)	(10,461,102)	(91,445)	(640,048)
Investor C	(69,803)	(97,174)	(8,351)	(38,168)
Class K	(5,428,303)	(4,734,756)	(501,048)	(2,375,436)
Class R	(293,606)	(410,802)	(30,525)	(181,521)
Decrease in net assets resulting from distributions to shareholders	(14,020,998)	(18,418,820)	(663,492)	(3,513,139)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	47,049,742	4,189,039	25,223,273	13,525,912
NET ASSETS
Total increase in net assets	43,760,577	9,916,120	30,323,788	20,936,002
Beginning of period	212,541,263	202,625,143	98,275,795	77,339,793
End of period	$256,301,840	$212,541,263	$128,599,583	$98,275,795

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Dynamic 2030 Fund		BlackRock LifePath® Dynamic 2035 Fund
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$4,645,856	$8,055,224	$2,921,691	$4,013,356
Net realized gain (loss)	10,703,813	(6,536,150)	8,136,579	2,278,698
Net change in unrealized appreciation (depreciation)	4,538,574	35,870,607	3,689,703	14,969,926
Net increase in net assets resulting from operations	19,888,243	37,389,681	14,747,973	21,261,980
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(415,492)	(1,409,109)	(69,135)	(429,728)
Investor A	(1,359,945)	(4,226,073)	(247,738)	(849,828)
Investor C	(19,869)	(44,799)	(22,853)	(65,214)
Class K	(1,513,938)	(2,920,477)	(1,251,875)	(3,103,168)
Class R	(79,084)	(188,264)	(49,604)	(155,583)
Decrease in net assets resulting from distributions to shareholders	(3,388,328)	(8,788,722)	(1,641,205)	(4,603,521)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	61,983,453	(3,825,252)	55,935,720	27,971,922
NET ASSETS
Total increase in net assets	78,483,368	24,775,707	69,042,488	44,630,381
Beginning of period	277,143,907	252,368,200	155,516,289	110,885,908
End of period	$355,627,275	$277,143,907	$224,558,777	$155,516,289

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Dynamic 2040 Fund		BlackRock LifePath® Dynamic 2045 Fund
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,775,875	$6,836,486	$2,071,825	$3,083,259
Net realized gain	14,646,762	7,362,046	9,197,974	5,356,220
Net change in unrealized appreciation (depreciation)	9,500,765	29,887,344	5,201,634	12,554,475
Net increase in net assets resulting from operations	27,923,402	44,085,876	16,471,433	20,993,954
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,033,691)	(2,274,950)	(67,843)	(280,785)
Investor A	(3,619,125)	(7,017,442)	(286,578)	(680,953)
Investor C	(61,040)	(102,012)	(16,540)	(30,002)
Class K	(3,306,298)	(3,917,736)	(1,513,013)	(2,730,146)
Class R	(183,034)	(269,855)	(89,682)	(192,716)
Decrease in net assets resulting from distributions to shareholders	(8,203,188)	(13,581,995)	(1,973,656)	(3,914,602)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	59,055,487	14,643,970	44,761,943	23,929,481
NET ASSETS
Total increase in net assets	78,775,701	45,147,851	59,259,720	41,008,833
Beginning of period	275,703,978	230,556,127	130,714,340	89,705,507
End of period	$354,479,679	$275,703,978	$189,974,060	$130,714,340

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Dynamic 2050 Fund		BlackRock LifePath® Dynamic 2055 Fund
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,115,610	$3,580,247	$1,494,303	$2,094,556
Net realized gain	11,103,817	7,452,859	7,741,887	4,074,690
Net change in unrealized appreciation (depreciation)	7,445,033	17,334,105	4,721,953	9,621,645
Net increase in net assets resulting from operations	20,664,460	28,367,211	13,958,143	15,790,891
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(320,035)	(577,168)	(43,327)	(257,365)
Investor A	(1,501,172)	(2,014,218)	(155,776)	(495,352)
Investor C	(34,301)	(37,794)	(9,029)	(23,903)
Class K	(1,976,070)	(1,751,362)	(764,046)	(1,849,834)
Class R	(114,861)	(107,442)	(34,802)	(94,033)
Decrease in net assets resulting from distributions to shareholders	(3,946,439)	(4,487,984)	(1,006,980)	(2,720,487)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	47,373,860	9,780,467	35,673,036	21,779,996
NET ASSETS
Total increase in net assets	64,091,881	33,659,694	48,624,199	34,850,400
Beginning of period	161,571,118	127,911,424	96,981,125	62,130,725
End of period	$225,662,999	$161,571,118	$145,605,324	$96,981,125

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Dynamic 2060 Fund		BlackRock LifePath® Dynamic 2065 Fund
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$549,855	$599,784	$222,152	$223,928
Net realized gain	2,739,413	1,064,800	1,064,268	382,762
Net change in unrealized appreciation (depreciation)	1,637,332	2,768,096	560,417	1,128,270
Net increase in net assets resulting from operations	4,926,600	4,432,680	1,846,837	1,734,960
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(20,413)	(91,396)	(11,351)	(25,079)
Investor A	(17,203)	(59,512)	(48,547)	(43,725)
Investor C	(821)	(2,866)	(8,188)	(12,144)
Class K	(193,573)	(551,909)	(139,748)	(167,124)
Class R	(12,125)	(46,174)	(5,578)	(10,859)
Decrease in net assets resulting from distributions to shareholders	(244,135)	(751,857)	(213,412)	(258,931)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	20,928,059	9,176,607	8,153,775	4,614,538
NET ASSETS
Total increase in net assets	25,610,524	12,857,430	9,787,200	6,090,567
Beginning of period	28,886,438	16,029,008	12,214,643	6,124,076
End of period	$54,496,962	$28,886,438	$22,001,843	$12,214,643

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$9.49	$9.17	$10.89	$11.68	$11.04	$9.69
Net investment income(a)	0.16	0.33	0.20	0.16	0.19	0.28
Net realized and unrealized gain (loss)	0.28	0.78	(1.81)	0.63	1.20	1.35
Net increase (decrease) from investment operations	0.44	1.11	(1.61)	0.79	1.39	1.63
Distributions(b)
From net investment income	(0.06)	(0.36)	(0.01)	(0.43)	(0.22)	(0.19)
From net realized gain	(0.43)	(0.43)	(0.04)	(1.15)	(0.53)	(0.09)
Return of capital	—	—	(0.06)	—	—	—
Total distributions	(0.49)	(0.79)	(0.11)	(1.58)	(0.75)	(0.28)
Net asset value, end of period	$9.44	$9.49	$9.17	$10.89	$11.68	$11.04
Total Return(c)
Based on net asset value	4.70%(d)	12.27%	(14.85)%	6.88%	12.82%	16.91%
Ratios to Average Net Assets(e)
Total expenses	0.68%(f)	0.70%	0.72%	0.77%	0.73%	0.57%
Total expenses after fees waived and/or reimbursed	0.43%(f)	0.46%	0.51%	0.55%	0.56%	0.55%
Net investment income	3.30%(f)	3.40%	2.03%	1.34%	1.68%	2.61%
Supplemental Data
Net assets, end of period (000)	$33,193	$34,048	$36,438	$49,943	$59,201	$99,249
Portfolio turnover rate	4%(g)	53%(g)	7%(g)	2%(g)	43%(h)	35%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund (continued)
	Investor A
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$7.78	$7.65	$9.12	$10.03	$9.58	$8.45
Net investment income(a)	0.12	0.25	0.14	0.11	0.13	0.23
Net realized and unrealized gain (loss)	0.23	0.66	(1.51)	0.54	1.05	1.16
Net increase (decrease) from investment operations	0.35	0.91	(1.37)	0.65	1.18	1.39
Distributions(b)
From net investment income	(0.06)	(0.35)	(0.01)	(0.40)	(0.20)	(0.17)
From net realized gain	(0.43)	(0.43)	(0.04)	(1.16)	(0.53)	(0.09)
Return of capital	—	—	(0.05)	—	—	—
Total distributions	(0.49)	(0.78)	(0.10)	(1.56)	(0.73)	(0.26)
Net asset value, end of period	$7.64	$7.78	$7.65	$9.12	$10.03	$9.58
Total Return(c)
Based on net asset value	4.58%(d)	12.00%	(15.08)%	6.61%	12.56%	16.56%
Ratios to Average Net Assets(e)
Total expenses	0.93%(f)	0.95%	0.97%	1.02%	0.98%	0.82%
Total expenses after fees waived and/or reimbursed	0.68%(f)	0.71%	0.76%	0.80%	0.81%	0.80%
Net investment income	3.06%(f)	3.15%	1.77%	1.09%	1.40%	2.43%
Supplemental Data
Net assets, end of period (000)	$107,606	$111,979	$116,173	$164,481	$190,948	$234,757
Portfolio turnover rate	4%(g)	53%(g)	7%(g)	2%(g)	43%(h)	35%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund (continued)
	Investor C
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$9.25	$8.95	$10.69	$11.50	$10.87	$9.57
Net investment income(a)	0.11	0.22	0.10	0.04	0.06	0.18
Net realized and unrealized gain (loss)	0.27	0.78	(1.78)	0.63	1.20	1.30
Net increase (decrease) from investment operations	0.38	1.00	(1.68)	0.67	1.26	1.48
Distributions(b)
From net investment income	(0.06)	(0.27)	—	(0.33)	(0.10)	(0.09)
From net realized gain	(0.43)	(0.43)	(0.04)	(1.15)	(0.53)	(0.09)
Return of capital	—	—	(0.02)	—	—	—
Total distributions	(0.49)	(0.70)	(0.06)	(1.48)	(0.63)	(0.18)
Net asset value, end of period	$9.14	$9.25	$8.95	$10.69	$11.50	$10.87
Total Return(c)
Based on net asset value	4.18%(d)	11.22%	(15.75)%	5.83%	11.72%	15.54%
Ratios to Average Net Assets(e)
Total expenses	1.68%(f)	1.70%	1.72%	1.77%	1.73%	1.62%
Total expenses after fees waived and/or reimbursed	1.43%(f)	1.46%	1.51%	1.55%	1.57%	1.60%
Net investment income	2.31%(f)	2.35%	1.02%	0.35%	0.55%	1.66%
Supplemental Data
Net assets, end of period (000)	$1,350	$1,330	$1,585	$2,249	$2,303	$3,846
Portfolio turnover rate	4%(g)	53%(g)	7%(g)	2%(g)	43%(h)	35%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund (continued)
	Class K
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$9.45	$9.13	$10.83	$11.63	$10.99	$9.65
Net investment income(a)	0.17	0.36	0.21	0.19	0.21	0.32
Net realized and unrealized gain (loss)	0.28	0.78	(1.79)	0.63	1.21	1.32
Net increase (decrease) from investment operations	0.45	1.14	(1.58)	0.82	1.42	1.64
Distributions(b)
From net investment income	(0.06)	(0.39)	(0.02)	(0.47)	(0.25)	(0.21)
From net realized gain	(0.43)	(0.43)	(0.04)	(1.15)	(0.53)	(0.09)
Return of capital	—	—	(0.06)	—	—	—
Total distributions	(0.49)	(0.82)	(0.12)	(1.62)	(0.78)	(0.30)
Net asset value, end of period	$9.41	$9.45	$9.13	$10.83	$11.63	$10.99
Total Return(c)
Based on net asset value	4.83%(d)	12.61%	(14.64)%	7.11%	13.17%	17.07%
Ratios to Average Net Assets(e)
Total expenses	0.43%(f)	0.45%	0.47%	0.52%	0.50%	0.37%
Total expenses after fees waived and/or reimbursed	0.17%(f)	0.21%	0.26%	0.30%	0.32%	0.35%
Net investment income	3.60%(f)	3.78%	2.17%	1.61%	1.88%	2.99%
Supplemental Data
Net assets, end of period (000)	$108,389	$59,644	$43,138	$78,916	$74,809	$64,913
Portfolio turnover rate	4%(g)	53%(g)	7%(g)	2%(g)	43%(h)	35%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund (continued)
	Class R
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$9.32	$9.02	$10.74	$11.54	$10.91	$9.60
Net investment income(a)	0.14	0.28	0.16	0.11	0.14	0.23
Net realized and unrealized gain (loss)	0.28	0.77	(1.79)	0.62	1.19	1.32
Net increase (decrease) from investment operations	0.42	1.05	(1.63)	0.73	1.33	1.55
Distributions(b)
From net investment income	(0.06)	(0.32)	—	(0.38)	(0.17)	(0.15)
From net realized gain	(0.43)	(0.43)	(0.04)	(1.15)	(0.53)	(0.09)
Return of capital	—	—	(0.05)	—	—	—
Total distributions	(0.49)	(0.75)	(0.09)	(1.53)	(0.70)	(0.24)
Net asset value, end of period	$9.25	$9.32	$9.02	$10.74	$11.54	$10.91
Total Return(c)
Based on net asset value	4.58%(d)	11.76%	(15.25)%	6.41%	12.41%	16.24%
Ratios to Average Net Assets(e)
Total expenses	1.13%(f)	1.15%	1.17%	1.22%	1.19%	1.02%
Total expenses after fees waived and/or reimbursed	0.88%(f)	0.91%	0.95%	1.00%	1.01%	1.00%
Net investment income	2.86%(f)	2.99%	1.66%	0.91%	1.29%	2.19%
Supplemental Data
Net assets, end of period (000)	$5,763	$5,540	$5,292	$6,183	$6,360	$5,291
Portfolio turnover rate	4%(g)	53%(g)	7%(g)	2%(g)	43%(h)	35%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2025 Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$13.12	$12.05	$14.43	$14.72	$13.42	$11.81
Net investment income(a)	0.22	0.44	0.24	0.20	0.22	0.30
Net realized and unrealized gain (loss)	0.42	1.12	(2.44)	1.08	1.47	1.99
Net increase (decrease) from investment operations	0.64	1.56	(2.20)	1.28	1.69	2.29
Distributions(b)
From net investment income	(0.07)	(0.49)	(0.05)	(0.58)	(0.26)	(0.27)
From net realized gain	—	—	(0.04)	(0.99)	(0.13)	(0.41)
Return of capital	—	—	(0.09)	—	—	—
Total distributions	(0.07)	(0.49)	(0.18)	(1.57)	(0.39)	(0.68)
Net asset value, end of period	$13.69	$13.12	$12.05	$14.43	$14.72	$13.42
Total Return(c)
Based on net asset value	4.88%(d)	13.07%	(15.28)%	8.82%	12.87%	19.46%
Ratios to Average Net Assets(e)
Total expenses	0.70%(f)	0.70%	0.75%	0.80%	0.78%	0.57%
Total expenses after fees waived and/or reimbursed	0.46%(f)	0.46%	0.50%	0.54%	0.55%	0.55%
Net investment income	3.30%(f)	3.45%	1.87%	1.29%	1.65%	2.32%
Supplemental Data
Net assets, end of period (000)	$6,272	$7,855	$6,563	$11,872	$10,690	$2,908
Portfolio turnover rate	3%(g)	49%(g)	15%(g)	6%(g)	45%(h)	35%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2025 Fund (continued)
	Investor A
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$12.95	$11.90	$14.28	$14.58	$13.29	$11.70
Net investment income(a)	0.20	0.39	0.21	0.15	0.18	0.26
Net realized and unrealized gain (loss)	0.42	1.12	(2.43)	1.08	1.46	1.98
Net increase (decrease) from investment operations	0.62	1.51	(2.22)	1.23	1.64	2.24
Distributions(b)
From net investment income	(0.07)	(0.46)	(0.03)	(0.54)	(0.22)	(0.24)
From net realized gain	—	—	(0.04)	(0.99)	(0.13)	(0.41)
Return of capital	—	—	(0.09)	—	—	—
Total distributions	(0.07)	(0.46)	(0.16)	(1.53)	(0.35)	(0.65)
Net asset value, end of period	$13.50	$12.95	$11.90	$14.28	$14.58	$13.29
Total Return(c)
Based on net asset value	4.79%(d)	12.79%	(15.54)%	8.56%	12.60%	19.16%
Ratios to Average Net Assets(e)
Total expenses	0.95%(f)	0.95%	1.00%	1.05%	1.01%	0.82%
Total expenses after fees waived and/or reimbursed	0.71%(f)	0.71%	0.75%	0.79%	0.80%	0.80%
Net investment income	3.08%(f)	3.14%	1.71%	1.02%	1.34%	1.97%
Supplemental Data
Net assets, end of period (000)	$17,617	$18,732	$18,335	$23,788	$24,518	$23,298
Portfolio turnover rate	3%(g)	49%(g)	15%(g)	6%(g)	45%(h)	35%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2025 Fund (continued)
	Investor C
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$12.81	$11.76	$14.16	$14.49	$13.20	$11.63
Net investment income(a)	0.15	0.28	0.12	0.04	0.06	0.16
Net realized and unrealized gain (loss)	0.41	1.12	(2.40)	1.07	1.47	1.96
Net increase (decrease) from investment operations	0.56	1.40	(2.28)	1.11	1.53	2.12
Distributions(b)
From net investment income	(0.07)	(0.35)	—	(0.45)	(0.11)	(0.14)
From net realized gain	—	—	(0.04)	(0.99)	(0.13)	(0.41)
Return of capital	—	—	(0.08)	—	—	—
Total distributions	(0.07)	(0.35)	(0.12)	(1.44)	(0.24)	(0.55)
Net asset value, end of period	$13.30	$12.81	$11.76	$14.16	$14.49	$13.20
Total Return(c)
Based on net asset value	4.38%(d)	11.98%	(16.12)%	7.70%	11.76%	18.25%
Ratios to Average Net Assets(e)
Total expenses	1.70%(f)	1.71%	1.75%	1.80%	1.77%	1.62%
Total expenses after fees waived and/or reimbursed	1.46%(f)	1.47%	1.50%	1.54%	1.56%	1.60%
Net investment income	2.35%(f)	2.25%	0.97%	0.28%	0.49%	1.25%
Supplemental Data
Net assets, end of period (000)	$1,585	$1,401	$2,170	$2,763	$2,610	$3,416
Portfolio turnover rate	3%(g)	49%(g)	15%(g)	6%(g)	45%(h)	35%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2025 Fund (continued)
	Class K
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$12.97	$11.92	$14.26	$14.57	$13.28	$11.69
Net investment income(a)	0.24	0.47	0.27	0.23	0.24	0.34
Net realized and unrealized gain (loss)	0.41	1.10	(2.42)	1.07	1.47	1.96
Net increase (decrease) from investment operations	0.65	1.57	(2.15)	1.30	1.71	2.30
Distributions(b)
From net investment income	(0.07)	(0.52)	(0.06)	(0.62)	(0.29)	(0.30)
From net realized gain	—	—	(0.04)	(0.99)	(0.13)	(0.41)
Return of capital	—	—	(0.09)	—	—	—
Total distributions	(0.07)	(0.52)	(0.19)	(1.61)	(0.42)	(0.71)
Net asset value, end of period	$13.55	$12.97	$11.92	$14.26	$14.57	$13.28
Total Return(c)
Based on net asset value	5.01%(d)	13.33%	(15.06)%	9.05%	13.17%	19.72%
Ratios to Average Net Assets(e)
Total expenses	0.45%(f)	0.45%	0.50%	0.55%	0.52%	0.37%
Total expenses after fees waived and/or reimbursed	0.20%(f)	0.21%	0.25%	0.29%	0.31%	0.35%
Net investment income	3.61%(f)	3.74%	2.12%	1.55%	1.84%	2.62%
Supplemental Data
Net assets, end of period (000)	$97,268	$64,494	$46,518	$75,927	$59,727	$34,027
Portfolio turnover rate	3%(g)	49%(g)	15%(g)	6%(g)	45%(h)	35%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2025 Fund (continued)
	Class R
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$12.91	$11.87	$14.25	$14.56	$13.26	$11.68
Net investment income(a)	0.19	0.38	0.20	0.13	0.14	0.24
Net realized and unrealized gain (loss)	0.41	1.10	(2.43)	1.07	1.48	1.97
Net increase (decrease) from investment operations	0.60	1.48	(2.23)	1.20	1.62	2.21
Distributions(b)
From net investment income	(0.07)	(0.44)	(0.02)	(0.52)	(0.19)	(0.22)
From net realized gain	—	—	(0.04)	(0.99)	(0.13)	(0.41)
Return of capital	—	—	(0.09)	—	—	—
Total distributions	(0.07)	(0.44)	(0.15)	(1.51)	(0.32)	(0.63)
Net asset value, end of period	$13.44	$12.91	$11.87	$14.25	$14.56	$13.26
Total Return(c)
Based on net asset value	4.65%(d)	12.56%	(15.65)%	8.30%	12.44%	18.91%
Ratios to Average Net Assets(e)
Total expenses	1.15%(f)	1.15%	1.20%	1.25%	1.20%	1.02%
Total expenses after fees waived and/or reimbursed	0.91%(f)	0.91%	0.95%	0.99%	1.00%	1.00%
Net investment income	2.89%(f)	3.04%	1.59%	0.85%	1.05%	1.82%
Supplemental Data
Net assets, end of period (000)	$5,858	$5,794	$3,754	$3,875	$3,559	$5,479
Portfolio turnover rate	3%(g)	49%(g)	15%(g)	6%(g)	45%(h)	35%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$13.00	$11.64	$14.10	$14.80	$13.65	$11.90
Net investment income(a)	0.19	0.39	0.23	0.19	0.20	0.29
Net realized and unrealized gain (loss)	0.63	1.38	(2.46)	1.48	1.52	2.32
Net increase (decrease) from investment operations	0.82	1.77	(2.23)	1.67	1.72	2.61
Distributions(b)
From net investment income	(0.13)	(0.41)	(0.10)	(0.75)	(0.23)	(0.30)
From net realized gain	—	—	(0.06)	(1.62)	(0.34)	(0.56)
Return of capital	—	—	(0.07)	—	—	—
Total distributions	(0.13)	(0.41)	(0.23)	(2.37)	(0.57)	(0.86)
Net asset value, end of period	$13.69	$13.00	$11.64	$14.10	$14.80	$13.65
Total Return(c)
Based on net asset value	6.30%(d)	15.38%	(15.83)%	11.46%	13.05%	22.07%
Ratios to Average Net Assets(e)
Total expenses	0.72%(f)	0.71%	0.74%	0.79%	0.75%	0.56%
Total expenses after fees waived and/or reimbursed	0.47%(f)	0.46%	0.49%	0.53%	0.54%	0.55%
Net investment income	2.85%(f)	3.16%	1.88%	1.25%	1.51%	2.18%
Supplemental Data
Net assets, end of period (000)	$45,430	$45,102	$40,746	$55,606	$58,905	$73,530
Portfolio turnover rate	6%(g)	33%(g)	11%(g)	5%(g)	38%(h)	32%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund (continued)
	Investor A
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$12.20	$10.96	$13.30	$14.09	$13.02	$11.39
Net investment income(a)	0.16	0.33	0.19	0.15	0.16	0.24
Net realized and unrealized gain (loss)	0.60	1.29	(2.31)	1.40	1.45	2.22
Net increase (decrease) from investment operations	0.76	1.62	(2.12)	1.55	1.61	2.46
Distributions(b)
From net investment income	(0.13)	(0.38)	(0.09)	(0.72)	(0.20)	(0.27)
From net realized gain	—	—	(0.06)	(1.62)	(0.34)	(0.56)
Return of capital	—	—	(0.07)	—	—	—
Total distributions	(0.13)	(0.38)	(0.22)	(2.34)	(0.54)	(0.83)
Net asset value, end of period	$12.83	$12.20	$10.96	$13.30	$14.09	$13.02
Total Return(c)
Based on net asset value	6.22%(d)	14.97%	(15.98)%	11.13%	12.79%	21.72%
Ratios to Average Net Assets(e)
Total expenses	0.97%(f)	0.96%	0.99%	1.04%	1.00%	0.81%
Total expenses after fees waived and/or reimbursed	0.72%(f)	0.71%	0.74%	0.78%	0.79%	0.80%
Net investment income	2.62%(f)	2.88%	1.64%	1.00%	1.24%	1.89%
Supplemental Data
Net assets, end of period (000)	$136,999	$132,514	$133,740	$172,296	$183,497	$212,100
Portfolio turnover rate	6%(g)	33%(g)	11%(g)	5%(g)	38%(h)	32%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund (continued)
	Investor C
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$12.55	$11.26	$13.71	$14.47	$13.34	$11.65
Net investment income(a)	0.12	0.25	0.11	0.04	0.06	0.14
Net realized and unrealized gain (loss)	0.61	1.33	(2.38)	1.43	1.50	2.27
Net increase (decrease) from investment operations	0.73	1.58	(2.27)	1.47	1.56	2.41
Distributions(b)
From net investment income	(0.13)	(0.29)	(0.05)	(0.61)	(0.09)	(0.16)
From net realized gain	—	—	(0.06)	(1.62)	(0.34)	(0.56)
Return of capital	—	—	(0.07)	—	—	—
Total distributions	(0.13)	(0.29)	(0.18)	(2.23)	(0.43)	(0.72)
Net asset value, end of period	$13.15	$12.55	$11.26	$13.71	$14.47	$13.34
Total Return(c)
Based on net asset value	5.81%(d)	14.10%	(16.62)%	10.29%	12.00%	20.76%
Ratios to Average Net Assets(e)
Total expenses	1.72%(f)	1.71%	1.74%	1.79%	1.76%	1.61%
Total expenses after fees waived and/or reimbursed	1.47%(f)	1.46%	1.49%	1.53%	1.55%	1.60%
Net investment income	1.87%(f)	2.07%	0.91%	0.23%	0.44%	1.08%
Supplemental Data
Net assets, end of period (000)	$2,051	$1,972	$2,359	$2,698	$2,925	$3,746
Portfolio turnover rate	6%(g)	33%(g)	11%(g)	5%(g)	38%(h)	32%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund (continued)
	Class K
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$12.97	$11.62	$14.06	$14.77	$13.62	$11.88
Net investment income(a)	0.21	0.43	0.25	0.24	0.23	0.34
Net realized and unrealized gain (loss)	0.63	1.36	(2.44)	1.46	1.52	2.29
Net increase (decrease) from investment operations	0.84	1.79	(2.19)	1.70	1.75	2.63
Distributions(b)
From net investment income	(0.13)	(0.44)	(0.12)	(0.79)	(0.26)	(0.33)
From net realized gain	—	—	(0.06)	(1.62)	(0.34)	(0.56)
Return of capital	—	—	(0.07)	—	—	—
Total distributions	(0.13)	(0.44)	(0.25)	(2.41)	(0.60)	(0.89)
Net asset value, end of period	$13.68	$12.97	$11.62	$14.06	$14.77	$13.62
Total Return(c)
Based on net asset value	6.47%(d)	15.61%	(15.63)%	11.70%	13.36%	22.27%
Ratios to Average Net Assets(e)
Total expenses	0.46%(f)	0.46%	0.49%	0.54%	0.51%	0.36%
Total expenses after fees waived and/or reimbursed	0.21%(f)	0.21%	0.24%	0.28%	0.30%	0.36%
Net investment income	3.15%(f)	3.46%	2.08%	1.54%	1.73%	2.52%
Supplemental Data
Net assets, end of period (000)	$162,909	$90,777	$70,367	$100,750	$77,510	$56,168
Portfolio turnover rate	6%(g)	33%(g)	11%(g)	5%(g)	38%(h)	32%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund (continued)
	Class R
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$12.73	$11.41	$13.86	$14.59	$13.46	$11.76
Net investment income(a)	0.16	0.33	0.18	0.13	0.14	0.24
Net realized and unrealized gain (loss)	0.62	1.35	(2.42)	1.45	1.50	2.27
Net increase (decrease) from investment operations	0.78	1.68	(2.24)	1.58	1.64	2.51
Distributions(b)
From net investment income	(0.13)	(0.36)	(0.08)	(0.69)	(0.17)	(0.25)
From net realized gain	—	—	(0.06)	(1.62)	(0.34)	(0.56)
Return of capital	—	—	(0.07)	—	—	—
Total distributions	(0.13)	(0.36)	(0.21)	(2.31)	(0.51)	(0.81)
Net asset value, end of period	$13.38	$12.73	$11.41	$13.86	$14.59	$13.46
Total Return(c)
Based on net asset value	6.12%(d)	14.85%	(16.21)%	10.93%	12.58%	21.44%
Ratios to Average Net Assets(e)
Total expenses	1.17%(f)	1.16%	1.19%	1.24%	1.20%	1.01%
Total expenses after fees waived and/or reimbursed	0.92%(f)	0.91%	0.94%	0.98%	0.99%	1.01%
Net investment income	2.43%(f)	2.75%	1.50%	0.84%	1.10%	1.78%
Supplemental Data
Net assets, end of period (000)	$8,238	$6,778	$5,157	$5,389	$4,434	$4,646
Portfolio turnover rate	6%(g)	33%(g)	11%(g)	5%(g)	38%(h)	32%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$14.97	$13.19	$16.13	$15.92	$14.34	$12.21
Net investment income(a)	0.21	0.43	0.25	0.20	0.22	0.30
Net realized and unrealized gain (loss)	0.91	1.83	(2.91)	1.97	1.71	2.58
Net increase (decrease) from investment operations	1.12	2.26	(2.66)	2.17	1.93	2.88
Distributions(b)
From net investment income	(0.12)	(0.48)	(0.10)	(0.85)	(0.23)	(0.30)
From net realized gain	—	—	(0.09)	(1.11)	(0.12)	(0.45)
Return of capital	—	—	(0.09)	—	—	—
Total distributions	(0.12)	(0.48)	(0.28)	(1.96)	(0.35)	(0.75)
Net asset value, end of period	$15.97	$14.97	$13.19	$16.13	$15.92	$14.34
Total Return(c)
Based on net asset value	7.48%(d)	17.25%	(16.56)%	13.76%	13.82%	23.66%
Ratios to Average Net Assets(e)
Total expenses	0.76%(f)	0.73%	0.76%	0.82%	0.80%	0.57%
Total expenses after fees waived and/or reimbursed	0.52%(f)	0.48%	0.48%	0.52%	0.54%	0.55%
Net investment income	2.73%(f)	3.04%	1.80%	1.19%	1.55%	2.20%
Supplemental Data
Net assets, end of period (000)	$9,337	$13,914	$10,486	$12,898	$11,677	$4,004
Portfolio turnover rate	1%(g)	19%(g)	14%(g)	3%(g)	29%(h)	42%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)
	Investor A
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$14.87	$13.10	$16.05	$15.85	$14.27	$12.15
Net investment income(a)	0.19	0.39	0.22	0.16	0.16	0.25
Net realized and unrealized gain (loss)	0.91	1.82	(2.91)	1.96	1.73	2.58
Net increase (decrease) from investment operations	1.10	2.21	(2.69)	2.12	1.89	2.83
Distributions(b)
From net investment income	(0.12)	(0.44)	(0.08)	(0.81)	(0.19)	(0.26)
From net realized gain	—	—	(0.09)	(1.11)	(0.12)	(0.45)
Return of capital	—	—	(0.09)	—	—	—
Total distributions	(0.12)	(0.44)	(0.26)	(1.92)	(0.31)	(0.71)
Net asset value, end of period	$15.85	$14.87	$13.10	$16.05	$15.85	$14.27
Total Return(c)
Based on net asset value	7.39%(d)	17.00%	(16.79)%	13.46%	13.55%	23.37%
Ratios to Average Net Assets(e)
Total expenses	1.00%(f)	0.99%	1.01%	1.07%	1.03%	0.82%
Total expenses after fees waived and/or reimbursed	0.76%(f)	0.73%	0.73%	0.77%	0.79%	0.80%
Net investment income	2.53%(f)	2.77%	1.57%	0.93%	1.18%	1.85%
Supplemental Data
Net assets, end of period (000)	$33,147	$30,565	$24,670	$26,304	$28,189	$28,656
Portfolio turnover rate	1%(g)	19%(g)	14%(g)	3%(g)	29%(h)	42%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)
	Investor C
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$14.58	$12.85	$15.80	$15.67	$14.11	$12.02
Net investment income(a)	0.13	0.27	0.11	0.03	0.06	0.14
Net realized and unrealized gain (loss)	0.89	1.79	(2.85)	1.93	1.70	2.56
Net increase (decrease) from investment operations	1.02	2.06	(2.74)	1.96	1.76	2.70
Distributions(b)
From net investment income	(0.12)	(0.33)	(0.03)	(0.72)	(0.08)	(0.16)
From net realized gain	—	—	(0.09)	(1.11)	(0.12)	(0.45)
Return of capital	—	—	(0.09)	—	—	—
Total distributions	(0.12)	(0.33)	(0.21)	(1.83)	(0.20)	(0.61)
Net asset value, end of period	$15.48	$14.58	$12.85	$15.80	$15.67	$14.11
Total Return(c)
Based on net asset value	6.99%(d)	16.12%	(17.38)%	12.56%	12.68%	22.43%
Ratios to Average Net Assets(e)
Total expenses	1.75%(f)	1.74%	1.76%	1.82%	1.79%	1.62%
Total expenses after fees waived and/or reimbursed	1.51%(f)	1.49%	1.48%	1.52%	1.55%	1.60%
Net investment income	1.78%(f)	1.95%	0.80%	0.20%	0.42%	1.07%
Supplemental Data
Net assets, end of period (000)	$2,993	$2,768	$3,066	$3,637	$3,123	$3,173
Portfolio turnover rate	1%(g)	19%(g)	14%(g)	3%(g)	29%(h)	42%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)
	Class K
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$15.24	$13.42	$16.38	$16.15	$14.53	$12.36
Net investment income(a)	0.24	0.48	0.28	0.25	0.25	0.37
Net realized and unrealized gain (loss)	0.93	1.85	(2.94)	1.99	1.74	2.58
Net increase (decrease) from investment operations	1.17	2.33	(2.66)	2.24	1.99	2.95
Distributions(b)
From net investment income	(0.12)	(0.51)	(0.12)	(0.90)	(0.25)	(0.33)
From net realized gain	—	—	(0.09)	(1.11)	(0.12)	(0.45)
Return of capital	—	—	(0.09)	—	—	—
Total distributions	(0.12)	(0.51)	(0.30)	(2.01)	(0.37)	(0.78)
Net asset value, end of period	$16.29	$15.24	$13.42	$16.38	$16.15	$14.53
Total Return(c)
Based on net asset value	7.67%(d)	17.53%	(16.32)%	13.96%	14.14%	23.92%
Ratios to Average Net Assets(e)
Total expenses	0.48%(f)	0.48%	0.51%	0.57%	0.54%	0.36%
Total expenses after fees waived and/or reimbursed	0.25%(f)	0.23%	0.23%	0.27%	0.30%	0.35%
Net investment income	3.05%(f)	3.32%	1.97%	1.47%	1.77%	2.63%
Supplemental Data
Net assets, end of period (000)	$172,512	$102,494	$68,520	$95,154	$67,968	$27,720
Portfolio turnover rate	1%(g)	19%(g)	14%(g)	3%(g)	29%(h)	42%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)
	Class R
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$14.83	$13.08	$16.03	$15.85	$14.26	$12.15
Net investment income(a)	0.18	0.36	0.19	0.13	0.13	0.24
Net realized and unrealized gain (loss)	0.90	1.81	(2.89)	1.95	1.73	2.57
Net increase (decrease) from investment operations	1.08	2.17	(2.70)	2.08	1.86	2.81
Distributions(b)
From net investment income	(0.12)	(0.42)	(0.07)	(0.79)	(0.15)	(0.25)
From net realized gain	—	—	(0.09)	(1.11)	(0.12)	(0.45)
Return of capital	—	—	(0.09)	—	—	—
Total distributions	(0.12)	(0.42)	(0.25)	(1.90)	(0.27)	(0.70)
Net asset value, end of period	$15.79	$14.83	$13.08	$16.03	$15.85	$14.26
Total Return(c)
Based on net asset value	7.28%(d)	16.69%	(16.91)%	13.19%	13.33%	23.15%
Ratios to Average Net Assets(e)
Total expenses	1.19%(f)	1.18%	1.21%	1.27%	1.21%	1.02%
Total expenses after fees waived and/or reimbursed	0.96%(f)	0.93%	0.93%	0.97%	0.99%	1.00%
Net investment income	2.33%(f)	2.60%	1.40%	0.77%	0.91%	1.71%
Supplemental Data
Net assets, end of period (000)	$6,569	$5,775	$4,143	$3,687	$2,620	$5,541
Portfolio turnover rate	1%(g)	19%(g)	14%(g)	3%(g)	29%(h)	42%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$16.61	$14.63	$18.02	$18.74	$17.22	$14.62
Net investment income(a)	0.20	0.44	0.26	0.23	0.23	0.35
Net realized and unrealized gain (loss)	1.29	2.34	(3.33)	2.73	2.09	3.39
Net increase (decrease) from investment operations	1.49	2.78	(3.07)	2.96	2.32	3.74
Distributions(b)
From net investment income	(0.12)	(0.56)	(0.13)	(1.29)	(0.24)	(0.37)
From net realized gain	(0.27)	(0.24)	(0.11)	(2.39)	(0.56)	(0.77)
Return of capital	—	—	(0.08)	—	—	—
Total distributions	(0.39)	(0.80)	(0.32)	(3.68)	(0.80)	(1.14)
Net asset value, end of period	$17.71	$16.61	$14.63	$18.02	$18.74	$17.22
Total Return(c)
Based on net asset value	9.00%(d)	19.15%	(17.09)%	16.04%	13.98%	25.72%
Ratios to Average Net Assets(e)
Total expenses	0.77%(f)	0.75%	0.76%	0.81%	0.77%	0.55%
Total expenses after fees waived and/or reimbursed	0.52%(f)	0.49%	0.47%	0.52%	0.53%	0.55%
Net investment income	2.32%(f)	2.81%	1.67%	1.13%	1.41%	2.10%
Supplemental Data
Net assets, end of period (000)	$47,456	$48,906	$41,098	$54,509	$59,328	$60,508
Portfolio turnover rate	5%(g)	11%(g)	13%(g)	6%(g)	39%(h)	35%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund (continued)
	Investor A
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$14.25	$12.65	$15.66	$16.71	$15.44	$13.22
Net investment income(a)	0.15	0.35	0.19	0.16	0.17	0.27
Net realized and unrealized gain (loss)	1.10	2.02	(2.89)	2.45	1.87	3.06
Net increase (decrease) from investment operations	1.25	2.37	(2.70)	2.61	2.04	3.33
Distributions(b)
From net investment income	(0.12)	(0.53)	(0.13)	(1.26)	(0.21)	(0.34)
From net realized gain	(0.27)	(0.24)	(0.11)	(2.40)	(0.56)	(0.77)
Return of capital	—	—	(0.07)	—	—	—
Total distributions	(0.39)	(0.77)	(0.31)	(3.66)	(0.77)	(1.11)
Net asset value, end of period	$15.11	$14.25	$12.65	$15.66	$16.71	$15.44
Total Return(c)
Based on net asset value	8.80%(d)	18.90%	(17.32)%	15.84%	13.72%	25.29%
Ratios to Average Net Assets(e)
Total expenses	1.02%(f)	1.00%	1.01%	1.06%	1.02%	0.80%
Total expenses after fees waived and/or reimbursed	0.77%(f)	0.74%	0.72%	0.77%	0.78%	0.80%
Net investment income	2.08%(f)	2.54%	1.43%	0.89%	1.14%	1.81%
Supplemental Data
Net assets, end of period (000)	$142,346	$134,232	$121,680	$153,955	$157,613	$173,103
Portfolio turnover rate	5%(g)	11%(g)	13%(g)	6%(g)	39%(h)	35%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund (continued)
	Investor C
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$16.06	$14.17	$17.56	$18.38	$16.89	$14.37
Net investment income(a)	0.11	0.28	0.11	0.03	0.05	0.17
Net realized and unrealized gain (loss)	1.23	2.26	(3.25)	2.69	2.06	3.32
Net increase (decrease) from investment operations	1.34	2.54	(3.14)	2.72	2.11	3.49
Distributions(b)
From net investment income	(0.12)	(0.41)	(0.06)	(1.15)	(0.06)	(0.20)
From net realized gain	(0.27)	(0.24)	(0.11)	(2.39)	(0.56)	(0.77)
Return of capital	—	—	(0.08)	—	—	—
Total distributions	(0.39)	(0.65)	(0.25)	(3.54)	(0.62)	(0.97)
Net asset value, end of period	$17.01	$16.06	$14.17	$17.56	$18.38	$16.89
Total Return(c)
Based on net asset value	8.37%(d)	18.00%	(17.94)%	14.97%	12.80%	24.35%
Ratios to Average Net Assets(e)
Total expenses	1.77%(f)	1.75%	1.76%	1.81%	1.77%	1.60%
Total expenses after fees waived and/or reimbursed	1.52%(f)	1.49%	1.47%	1.52%	1.55%	1.60%
Net investment income	1.33%(f)	1.82%	0.71%	0.15%	0.32%	1.05%
Supplemental Data
Net assets, end of period (000)	$2,695	$2,625	$2,210	$2,486	$2,325	$3,276
Portfolio turnover rate	5%(g)	11%(g)	13%(g)	6%(g)	39%(h)	35%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund (continued)
	Class K
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$16.78	$14.76	$18.16	$18.85	$17.32	$14.70
Net investment income(a)	0.23	0.49	0.29	0.29	0.26	0.41
Net realized and unrealized gain (loss)	1.28	2.37	(3.35)	2.75	2.11	3.38
Net increase (decrease) from investment operations	1.51	2.86	(3.06)	3.04	2.37	3.79
Distributions(b)
From net investment income	(0.12)	(0.60)	(0.15)	(1.34)	(0.28)	(0.40)
From net realized gain	(0.27)	(0.24)	(0.11)	(2.39)	(0.56)	(0.77)
Return of capital	—	—	(0.08)	—	—	—
Total distributions	(0.39)	(0.84)	(0.34)	(3.73)	(0.84)	(1.17)
Net asset value, end of period	$17.90	$16.78	$14.76	$18.16	$18.85	$17.32
Total Return(c)
Based on net asset value	9.02%(d)	19.55%	(16.90)%	16.38%	14.23%	25.96%
Ratios to Average Net Assets(e)
Total expenses	0.50%(f)	0.50%	0.51%	0.56%	0.53%	0.35%
Total expenses after fees waived and/or reimbursed	0.26%(f)	0.24%	0.22%	0.27%	0.29%	0.35%
Net investment income	2.61%(f)	3.10%	1.87%	1.44%	1.58%	2.42%
Supplemental Data
Net assets, end of period (000)	$153,768	$83,738	$60,687	$85,150	$57,407	$47,987
Portfolio turnover rate	5%(g)	11%(g)	13%(g)	6%(g)	39%(h)	35%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund (continued)
	Class R
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$16.28	$14.35	$17.73	$18.51	$17.02	$14.48
Net investment income(a)	0.16	0.37	0.19	0.14	0.16	0.28
Net realized and unrealized gain (loss)	1.25	2.29	(3.28)	2.70	2.06	3.34
Net increase (decrease) from investment operations	1.41	2.66	(3.09)	2.84	2.22	3.62
Distributions(b)
From net investment income	(0.12)	(0.49)	(0.10)	(1.23)	(0.17)	(0.31)
From net realized gain	(0.27)	(0.24)	(0.11)	(2.39)	(0.56)	(0.77)
Return of capital	—	—	(0.08)	—	—	—
Total distributions	(0.39)	(0.73)	(0.29)	(3.62)	(0.73)	(1.08)
Net asset value, end of period	$17.30	$16.28	$14.35	$17.73	$18.51	$17.02
Total Return(c)
Based on net asset value	8.69%(d)	18.68%	(17.48)%	15.55%	13.45%	25.10%
Ratios to Average Net Assets(e)
Total expenses	1.21%(f)	1.20%	1.21%	1.26%	1.21%	1.01%
Total expenses after fees waived and/or reimbursed	0.97%(f)	0.94%	0.92%	0.97%	0.98%	1.00%
Net investment income	1.90%(f)	2.39%	1.28%	0.72%	0.96%	1.70%
Supplemental Data
Net assets, end of period (000)	$8,215	$6,203	$4,880	$4,977	$3,946	$4,005
Portfolio turnover rate	5%(g)	11%(g)	13%(g)	6%(g)	39%(h)	35%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$16.76	$14.31	$17.81	$17.06	$15.31	$12.75
Net investment income(a)	0.20	0.43	0.23	0.20	0.21	0.31
Net realized and unrealized gain (loss)	1.50	2.55	(3.36)	2.79	1.91	3.04
Net increase (decrease) from investment operations	1.70	2.98	(3.13)	2.99	2.12	3.35
Distributions(b)
From net investment income	(0.14)	(0.53)	(0.13)	(1.16)	(0.22)	(0.31)
From net realized gain	(0.06)	—	(0.15)	(1.08)	(0.15)	(0.48)
Return of capital	—	—	(0.09)	—	—	—
Total distributions	(0.20)	(0.53)	(0.37)	(2.24)	(0.37)	(0.79)
Net asset value, end of period	$18.26	$16.76	$14.31	$17.81	$17.06	$15.31
Total Return(c)
Based on net asset value	10.11%(d)	20.98%	(17.68)%	17.61%	14.31%	26.38%
Ratios to Average Net Assets(e)
Total expenses	0.81%(f)	0.77%	0.78%	0.84%	0.82%	0.58%
Total expenses after fees waived and/or reimbursed	0.58%(f)	0.50%	0.47%	0.51%	0.53%	0.56%
Net investment income	2.30%(f)	2.78%	1.49%	1.07%	1.43%	2.13%
Supplemental Data
Net assets, end of period (000)	$6,447	$9,509	$6,317	$8,641	$7,491	$4,656
Portfolio turnover rate	1%(g)	2%(g)	16%(g)	— %(g)(h)	26%(i)	49%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)	Rounds to less than 1%.
(i)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)
	Investor A
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$16.68	$14.24	$17.75	$17.02	$15.27	$12.72
Net investment income(a)	0.18	0.39	0.19	0.16	0.16	0.26
Net realized and unrealized gain (loss)	1.49	2.54	(3.35)	2.77	1.92	3.05
Net increase (decrease) from investment operations	1.67	2.93	(3.16)	2.93	2.08	3.31
Distributions(b)
From net investment income	(0.14)	(0.49)	(0.12)	(1.12)	(0.18)	(0.28)
From net realized gain	(0.06)	—	(0.15)	(1.08)	(0.15)	(0.48)
Return of capital	—	—	(0.08)	—	—	—
Total distributions	(0.20)	(0.49)	(0.35)	(2.20)	(0.33)	(0.76)
Net asset value, end of period	$18.15	$16.68	$14.24	$17.75	$17.02	$15.27
Total Return(c)
Based on net asset value	9.98%(d)	20.72%	(17.89)%	17.33%	14.03%	26.05%
Ratios to Average Net Assets(e)
Total expenses	1.05%(f)	1.02%	1.03%	1.09%	1.05%	0.84%
Total expenses after fees waived and/or reimbursed	0.82%(f)	0.76%	0.72%	0.76%	0.79%	0.81%
Net investment income	2.08%(f)	2.51%	1.23%	0.84%	1.12%	1.82%
Supplemental Data
Net assets, end of period (000)	$27,118	$25,035	$17,896	$21,856	$17,996	$18,811
Portfolio turnover rate	1%(g)	2%(g)	16%(g)	— %(g)(h)	26%(i)	49%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)	Rounds to less than 1%.
(i)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)
	Investor C
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$16.27	$13.90	$17.42	$16.78	$15.04	$12.54
Net investment income(a)	0.11	0.26	0.07	0.02	0.04	0.15
Net realized and unrealized gain (loss)	1.46	2.48	(3.28)	2.72	1.90	2.99
Net increase (decrease) from investment operations	1.57	2.74	(3.21)	2.74	1.94	3.14
Distributions(b)
From net investment income	(0.14)	(0.37)	(0.08)	(1.02)	(0.05)	(0.16)
From net realized gain	(0.06)	—	(0.15)	(1.08)	(0.15)	(0.48)
Return of capital	—	—	(0.08)	—	—	—
Total distributions	(0.20)	(0.37)	(0.31)	(2.10)	(0.20)	(0.64)
Net asset value, end of period	$17.64	$16.27	$13.90	$17.42	$16.78	$15.04
Total Return(c)
Based on net asset value	9.62%(d)	19.81%	(18.51)%	16.40%	13.16%	25.07%
Ratios to Average Net Assets(e)
Total expenses	1.80%(f)	1.78%	1.78%	1.84%	1.81%	1.64%
Total expenses after fees waived and/or reimbursed	1.57%(f)	1.51%	1.47%	1.51%	1.55%	1.61%
Net investment income	1.33%(f)	1.70%	0.47%	0.08%	0.29%	1.04%
Supplemental Data
Net assets, end of period (000)	$1,517	$1,358	$1,284	$1,392	$1,129	$1,732
Portfolio turnover rate	1%(g)	2%(g)	16%(g)	— %(g)(h)	26%(i)	49%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)	Rounds to less than 1%.
(i)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)
	Class K
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$17.02	$14.53	$18.05	$17.25	$15.48	$12.88
Net investment income(a)	0.23	0.48	0.26	0.26	0.26	0.39
Net realized and unrealized gain (loss)	1.53	2.57	(3.39)	2.81	1.91	3.03
Net increase (decrease) from investment operations	1.76	3.05	(3.13)	3.07	2.17	3.42
Distributions(b)
From net investment income	(0.14)	(0.56)	(0.15)	(1.19)	(0.25)	(0.34)
From net realized gain	(0.06)	—	(0.15)	(1.08)	(0.15)	(0.48)
Return of capital	—	—	(0.09)	—	—	—
Total distributions	(0.20)	(0.56)	(0.39)	(2.27)	(0.40)	(0.82)
Net asset value, end of period	$18.58	$17.02	$14.53	$18.05	$17.25	$15.48
Total Return(c)
Based on net asset value	10.31%(d)	21.22%	(17.44)%	17.93%	14.54%	26.67%
Ratios to Average Net Assets(e)
Total expenses	0.53%(f)	0.52%	0.53%	0.59%	0.57%	0.37%
Total expenses after fees waived and/or reimbursed	0.30%(f)	0.26%	0.22%	0.26%	0.29%	0.34%
Net investment income	2.58%(f)	3.02%	1.68%	1.35%	1.73%	2.60%
Supplemental Data
Net assets, end of period (000)	$146,486	$87,416	$60,100	$82,853	$56,683	$20,936
Portfolio turnover rate	1%(g)	2%(g)	16%(g)	— %(g)(h)	26%(i)	49%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)	Rounds to less than 1%.
(i)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)
	Class R
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$16.58	$14.17	$17.68	$16.97	$15.23	$12.69
Net investment income(a)	0.16	0.36	0.17	0.12	0.13	0.24
Net realized and unrealized gain (loss)	1.49	2.51	(3.34)	2.77	1.90	3.03
Net increase (decrease) from investment operations	1.65	2.87	(3.17)	2.89	2.03	3.27
Distributions(b)
From net investment income	(0.14)	(0.46)	(0.11)	(1.10)	(0.14)	(0.25)
From net realized gain	(0.06)	—	(0.15)	(1.08)	(0.15)	(0.48)
Return of capital	—	—	(0.08)	—	—	—
Total distributions	(0.20)	(0.46)	(0.34)	(2.18)	(0.29)	(0.73)
Net asset value, end of period	$18.03	$16.58	$14.17	$17.68	$16.97	$15.23
Total Return(c)
Based on net asset value	9.92%(d)	20.43%	(18.03)%	17.10%	13.73%	25.83%
Ratios to Average Net Assets(e)
Total expenses	1.24%(f)	1.22%	1.23%	1.29%	1.24%	1.04%
Total expenses after fees waived and/or reimbursed	1.01%(f)	0.95%	0.92%	0.96%	0.99%	1.01%
Net investment income	1.88%(f)	2.35%	1.17%	0.64%	0.87%	1.65%
Supplemental Data
Net assets, end of period (000)	$8,405	$7,396	$4,108	$2,989	$2,454	$4,104
Portfolio turnover rate	1%(g)	2%(g)	16%(g)	— %(g)(h)	26%(i)	49%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)	Rounds to less than 1%.
(i)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$21.61	$18.25	$22.99	$22.78	$20.39	$17.13
Net investment income(a)	0.23	0.52	0.28	0.26	0.24	0.41
Net realized and unrealized gain (loss)	2.09	3.47	(4.56)	3.83	2.67	4.09
Net increase (decrease) from investment operations	2.32	3.99	(4.28)	4.09	2.91	4.50
Distributions(b)
From net investment income	(0.24)	(0.63)	(0.20)	(1.69)	(0.26)	(0.42)
From net realized gain	(0.18)	—	(0.17)	(2.19)	(0.26)	(0.82)
Return of capital	—	—	(0.09)	—	—	—
Total distributions	(0.42)	(0.63)	(0.46)	(3.88)	(0.52)	(1.24)
Net asset value, end of period	$23.51	$21.61	$18.25	$22.99	$22.78	$20.39
Total Return(c)
Based on net asset value	10.73%(d)	22.02%	(18.71)%	18.15%	14.80%	26.38%
Ratios to Average Net Assets(e)
Total expenses	0.81%(f)	0.78%	0.78%	0.84%	0.79%	0.56%
Total expenses after fees waived and/or reimbursed	0.57%(f)	0.50%	0.49%	0.54%	0.54%	0.55%
Net investment income	2.07%(f)	2.60%	1.45%	1.04%	1.24%	2.07%
Supplemental Data
Net assets, end of period (000)	$18,287	$20,535	$15,423	$21,290	$19,215	$16,870
Portfolio turnover rate	2%(g)	7%(g)	16%(g)	1%(g)	31%(h)	42%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund (continued)
	Investor A
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$21.46	$18.13	$22.87	$22.69	$20.31	$17.06
Net investment income(a)	0.21	0.46	0.24	0.19	0.19	0.34
Net realized and unrealized gain (loss)	2.06	3.45	(4.54)	3.82	2.66	4.10
Net increase (decrease) from investment operations	2.27	3.91	(4.30)	4.01	2.85	4.44
Distributions(b)
From net investment income	(0.24)	(0.58)	(0.18)	(1.64)	(0.21)	(0.37)
From net realized gain	(0.18)	—	(0.17)	(2.19)	(0.26)	(0.82)
Return of capital	—	—	(0.09)	—	—	—
Total distributions	(0.42)	(0.58)	(0.44)	(3.83)	(0.47)	(1.19)
Net asset value, end of period	$23.31	$21.46	$18.13	$22.87	$22.69	$20.31
Total Return(c)
Based on net asset value	10.57%(d)	21.69%	(18.90)%	17.88%	14.50%	26.11%
Ratios to Average Net Assets(e)
Total expenses	1.05%(f)	1.03%	1.03%	1.09%	1.04%	0.81%
Total expenses after fees waived and/or reimbursed	0.81%(f)	0.75%	0.75%	0.79%	0.79%	0.80%
Net investment income	1.84%(f)	2.32%	1.22%	0.78%	0.96%	1.76%
Supplemental Data
Net assets, end of period (000)	$84,957	$75,362	$64,526	$77,982	$73,608	$75,986
Portfolio turnover rate	2%(g)	7%(g)	16%(g)	1%(g)	31%(h)	42%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund (continued)
	Investor C
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$20.93	$17.70	$22.42	$22.36	$20.02	$16.86
Net investment income(a)	0.12	0.30	0.09	0.01	0.04	0.20
Net realized and unrealized gain (loss)	2.01	3.37	(4.44)	3.75	2.62	4.02
Net increase (decrease) from investment operations	2.13	3.67	(4.35)	3.76	2.66	4.22
Distributions(b)
From net investment income	(0.24)	(0.44)	(0.11)	(1.51)	(0.06)	(0.24)
From net realized gain	(0.18)	—	(0.17)	(2.19)	(0.26)	(0.82)
Return of capital	—	—	(0.09)	—	—	—
Total distributions	(0.42)	(0.44)	(0.37)	(3.70)	(0.32)	(1.06)
Net asset value, end of period	$22.64	$20.93	$17.70	$22.42	$22.36	$20.02
Total Return(c)
Based on net asset value	10.17%(d)	20.78%	(19.50)%	17.00%	13.60%	25.10%
Ratios to Average Net Assets(e)
Total expenses	1.81%(f)	1.78%	1.78%	1.84%	1.80%	1.61%
Total expenses after fees waived and/or reimbursed	1.56%(f)	1.50%	1.50%	1.54%	1.55%	1.60%
Net investment income	1.08%(f)	1.57%	0.47%	0.05%	0.19%	1.01%
Supplemental Data
Net assets, end of period (000)	$1,888	$1,812	$1,690	$2,002	$1,477	$1,774
Portfolio turnover rate	2%(g)	7%(g)	16%(g)	1%(g)	31%(h)	42%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund (continued)
	Class K
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$21.75	$18.37	$23.10	$22.86	$20.46	$17.18
Net investment income(a)	0.27	0.57	0.32	0.33	0.29	0.50
Net realized and unrealized gain (loss)	2.09	3.49	(4.56)	3.83	2.68	4.06
Net increase (decrease) from investment operations	2.36	4.06	(4.24)	4.16	2.97	4.56
Distributions(b)
From net investment income	(0.24)	(0.68)	(0.23)	(1.73)	(0.31)	(0.46)
From net realized gain	(0.18)	—	(0.17)	(2.19)	(0.26)	(0.82)
Return of capital	—	—	(0.09)	—	—	—
Total distributions	(0.42)	(0.68)	(0.49)	(3.92)	(0.57)	(1.28)
Net asset value, end of period	$23.69	$21.75	$18.37	$23.10	$22.86	$20.46
Total Return(c)
Based on net asset value	10.85%(d)	22.28%	(18.47)%	18.45%	15.07%	26.67%
Ratios to Average Net Assets(e)
Total expenses	0.53%(f)	0.53%	0.53%	0.59%	0.55%	0.36%
Total expenses after fees waived and/or reimbursed	0.29%(f)	0.25%	0.24%	0.29%	0.30%	0.35%
Net investment income	2.35%(f)	2.86%	1.62%	1.34%	1.47%	2.54%
Supplemental Data
Net assets, end of period (000)	$114,076	$59,474	$42,971	$66,065	$35,574	$16,383
Portfolio turnover rate	2%(g)	7%(g)	16%(g)	1%(g)	31%(h)	42%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund (continued)
	Class R
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$21.30	$18.01	$22.74	$22.59	$20.23	$17.00
Net investment income(a)	0.19	0.42	0.21	0.15	0.15	0.31
Net realized and unrealized gain (loss)	2.04	3.42	(4.52)	3.80	2.64	4.08
Net increase (decrease) from investment operations	2.23	3.84	(4.31)	3.95	2.79	4.39
Distributions(b)
From net investment income	(0.24)	(0.55)	(0.16)	(1.61)	(0.17)	(0.34)
From net realized gain	(0.18)	—	(0.17)	(2.19)	(0.26)	(0.82)
Return of capital	—	—	(0.09)	—	—	—
Total distributions	(0.42)	(0.55)	(0.42)	(3.80)	(0.43)	(1.16)
Net asset value, end of period	$23.11	$21.30	$18.01	$22.74	$22.59	$20.23
Total Return(c)
Based on net asset value	10.47%(d)	21.41%	(19.05)%	17.65%	14.23%	25.92%
Ratios to Average Net Assets(e)
Total expenses	1.24%(f)	1.23%	1.23%	1.29%	1.24%	1.01%
Total expenses after fees waived and/or reimbursed	1.00%(f)	0.95%	0.94%	0.99%	1.00%	1.00%
Net investment income	1.66%(f)	2.14%	1.10%	0.60%	0.77%	1.57%
Supplemental Data
Net assets, end of period (000)	$6,454	$4,388	$3,302	$3,149	$2,647	$2,558
Portfolio turnover rate	2%(g)	7%(g)	16%(g)	1%(g)	31%(h)	42%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$17.76	$14.99	$18.90	$17.94	$15.90	$13.19
Net investment income(a)	0.20	0.43	0.22	0.20	0.20	0.32
Net realized and unrealized gain (loss)	1.79	2.87	(3.75)	3.07	2.18	3.16
Net increase (decrease) from investment operations	1.99	3.30	(3.53)	3.27	2.38	3.48
Distributions(b)
From net investment income	(0.14)	(0.53)	(0.14)	(1.24)	(0.21)	(0.31)
From net realized gain	—	—	(0.17)	(1.07)	(0.13)	(0.46)
Return of capital	—	—	(0.07)	—	—	—
Total distributions	(0.14)	(0.53)	(0.38)	(2.31)	(0.34)	(0.77)
Net asset value, end of period	$19.61	$17.76	$14.99	$18.90	$17.94	$15.90
Total Return(c)
Based on net asset value	11.20%(d)	22.18%	(18.75)%	18.43%	15.47%	26.48%
Ratios to Average Net Assets(e)
Total expenses	0.85%(f)	0.80%	0.79%	0.87%	0.85%	0.59%
Total expenses after fees waived and/or reimbursed	0.60%(f)	0.51%	0.50%	0.54%	0.54%	0.54%
Net investment income	2.18%(f)	2.64%	1.40%	0.99%	1.30%	2.14%
Supplemental Data
Net assets, end of period (000)	$6,116	$9,062	$6,014	$7,814	$6,308	$3,461
Portfolio turnover rate	1%(g)	3%(g)	27%(g)	2%(g)	23%(h)	54%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)
	Investor A
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$17.61	$14.88	$18.78	$17.85	$15.82	$13.13
Net investment income(a)	0.18	0.38	0.18	0.15	0.16	0.27
Net realized and unrealized gain (loss)	1.77	2.84	(3.72)	3.06	2.17	3.15
Net increase (decrease) from investment operations	1.95	3.22	(3.54)	3.21	2.33	3.42
Distributions(b)
From net investment income	(0.14)	(0.49)	(0.12)	(1.21)	(0.17)	(0.27)
From net realized gain	—	—	(0.17)	(1.07)	(0.13)	(0.46)
Return of capital	—	—	(0.07)	—	—	—
Total distributions	(0.14)	(0.49)	(0.36)	(2.28)	(0.30)	(0.73)
Net asset value, end of period	$19.42	$17.61	$14.88	$18.78	$17.85	$15.82
Total Return(c)
Based on net asset value	11.06%(d)	21.77%	(18.90)%	18.13%	15.17%	26.12%
Ratios to Average Net Assets(e)
Total expenses	1.08%(f)	1.06%	1.04%	1.12%	1.09%	0.85%
Total expenses after fees waived and/or reimbursed	0.83%(f)	0.77%	0.75%	0.79%	0.80%	0.80%
Net investment income	1.93%(f)	2.35%	1.15%	0.75%	1.05%	1.81%
Supplemental Data
Net assets, end of period (000)	$22,030	$18,754	$14,873	$17,422	$15,871	$13,347
Portfolio turnover rate	1%(g)	3%(g)	27%(g)	2%(g)	23%(h)	54%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)
	Investor C
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$17.20	$14.53	$18.42	$17.59	$15.58	$12.95
Net investment income(a)	0.11	0.24	0.07	(0.00)(b)	0.04	0.16
Net realized and unrealized gain (loss)	1.72	2.79	(3.66)	3.00	2.15	3.10
Net increase (decrease) from investment operations	1.83	3.03	(3.59)	3.00	2.19	3.26
Distributions(c)
From net investment income	(0.14)	(0.36)	(0.06)	(1.10)	(0.05)	(0.17)
From net realized gain	—	—	(0.17)	(1.07)	(0.13)	(0.46)
Return of capital	—	—	(0.07)	—	—	—
Total distributions	(0.14)	(0.36)	(0.30)	(2.17)	(0.18)	(0.63)
Net asset value, end of period	$18.89	$17.20	$14.53	$18.42	$17.59	$15.58
Total Return(d)
Based on net asset value	10.63%(e)	20.94%	(19.53)%	17.19%	14.32%	25.17%
Ratios to Average Net Assets(f)
Total expenses	1.83%(g)	1.83%	1.79%	1.87%	1.84%	1.65%
Total expenses after fees waived and/or reimbursed	1.58%(g)	1.54%	1.50%	1.54%	1.56%	1.60%
Net investment income	1.18%(g)	1.54%	0.45%	(0.00)%	0.27%	1.08%
Supplemental Data
Net assets, end of period (000)	$1,241	$1,099	$1,341	$1,340	$1,071	$1,212
Portfolio turnover rate	1%(h)	3%(h)	27%(h)	2%(h)	23%(i)	54%(j)

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)
	Class K
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$18.09	$15.27	$19.21	$18.19	$16.12	$13.36
Net investment income(a)	0.23	0.49	0.25	0.26	0.25	0.40
Net realized and unrealized gain (loss)	1.83	2.90	(3.79)	3.11	2.20	3.16
Net increase (decrease) from investment operations	2.06	3.39	(3.54)	3.37	2.45	3.56
Distributions(b)
From net investment income	(0.14)	(0.57)	(0.16)	(1.28)	(0.25)	(0.34)
From net realized gain	—	—	(0.17)	(1.07)	(0.13)	(0.46)
Return of capital	—	—	(0.07)	—	—	—
Total distributions	(0.14)	(0.57)	(0.40)	(2.35)	(0.38)	(0.80)
Net asset value, end of period	$20.01	$18.09	$15.27	$19.21	$18.19	$16.12
Total Return(c)
Based on net asset value	11.38%(d)	22.38%	(18.49)%	18.72%	15.69%	26.75%
Ratios to Average Net Assets(e)
Total expenses	0.55%(f)	0.54%	0.54%	0.62%	0.60%	0.39%
Total expenses after fees waived and/or reimbursed	0.31%(f)	0.25%	0.25%	0.29%	0.30%	0.34%
Net investment income	2.42%(f)	2.91%	1.57%	1.28%	1.58%	2.58%
Supplemental Data
Net assets, end of period (000)	$111,339	$64,423	$37,439	$53,041	$30,189	$7,240
Portfolio turnover rate	1%(g)	3%(g)	27%(g)	2%(g)	23%(h)	54%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)
	Class R
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$17.53	$14.81	$18.72	$17.82	$15.78	$13.11
Net investment income(a)	0.16	0.35	0.16	0.12	0.13	0.24
Net realized and unrealized gain (loss)	1.76	2.83	(3.72)	3.03	2.17	3.15
Net increase (decrease) from investment operations	1.92	3.18	(3.56)	3.15	2.30	3.39
Distributions(b)
From net investment income	(0.14)	(0.46)	(0.11)	(1.18)	(0.13)	(0.26)
From net realized gain	—	—	(0.17)	(1.07)	(0.13)	(0.46)
Return of capital	—	—	(0.07)	—	—	—
Total distributions	(0.14)	(0.46)	(0.35)	(2.25)	(0.26)	(0.72)
Net asset value, end of period	$19.31	$17.53	$14.81	$18.72	$17.82	$15.78
Total Return(c)
Based on net asset value	10.94%(d)	21.60%	(19.09)%	17.83%	14.96%	25.89%
Ratios to Average Net Assets(e)
Total expenses	1.27%(f)	1.25%	1.24%	1.32%	1.28%	1.04%
Total expenses after fees waived and/or reimbursed	1.02%(f)	0.96%	0.95%	0.99%	1.00%	1.00%
Net investment income	1.73%(f)	2.17%	1.05%	0.59%	0.85%	1.59%
Supplemental Data
Net assets, end of period (000)	$4,879	$3,643	$2,464	$2,204	$1,306	$2,088
Portfolio turnover rate	1%(g)	3%(g)	27%(g)	2%(g)	23%(h)	54%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$13.20	$11.11	$13.93	$12.85	$11.47	$9.34
Net investment income(a)	0.16	0.33	0.18	0.16	0.16	0.26
Net realized and unrealized gain (loss)	1.33	2.13	(2.77)	2.17	1.44	2.20
Net increase (decrease) from investment operations	1.49	2.46	(2.59)	2.33	1.60	2.46
Distributions(b)
From net investment income	(0.07)	(0.37)	(0.09)	(0.73)	(0.17)	(0.21)
From net realized gain	—	—	(0.09)	(0.52)	(0.05)	(0.12)
Return of capital	—	—	(0.05)	—	—	—
Total distributions	(0.07)	(0.37)	(0.23)	(1.25)	(0.22)	(0.33)
Net asset value, end of period	$14.62	$13.20	$11.11	$13.93	$12.85	$11.47
Total Return(c)
Based on net asset value	11.26%(d)	22.30%	(18.64)%	18.14%	14.34%	26.47%(e)
Ratios to Average Net Assets(f)
Total expenses	0.89%(g)	0.86%	0.91%	1.05%	1.12%	0.92%
Total expenses after fees waived and/or reimbursed	0.60%(g)	0.49%	0.49%	0.52%	0.52%	0.54%
Net investment income	2.29%(g)	2.70%	1.54%	1.09%	1.40%	2.39%
Supplemental Data
Net assets, end of period (000)	$4,547	$3,573	$1,596	$1,314	$1,197	$237
Portfolio turnover rate	1%(h)	3%(h)	37%(h)	5%(h)	18%(i)	44%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return is 26.36%.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,International
Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund (continued)
	Investor A
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$13.15	$11.07	$13.91	$12.84	$11.46	$9.33
Net investment income(a)	0.14	0.29	0.15	0.12	0.12	0.23
Net realized and unrealized gain (loss)	1.33	2.13	(2.77)	2.17	1.45	2.21
Net increase (decrease) from investment operations	1.47	2.42	(2.62)	2.29	1.57	2.44
Distributions(b)
From net investment income	(0.07)	(0.34)	(0.08)	(0.70)	(0.14)	(0.19)
From net realized gain	—	—	(0.09)	(0.52)	(0.05)	(0.12)
Return of capital	—	—	(0.05)	—	—	—
Total distributions	(0.07)	(0.34)	(0.22)	(1.22)	(0.19)	(0.31)
Net asset value, end of period	$14.55	$13.15	$11.07	$13.91	$12.84	$11.46
Total Return(c)
Based on net asset value	11.15%(d)	21.99%	(18.88)%	17.87%	14.03%	26.20%(e)
Ratios to Average Net Assets(f)
Total expenses	1.13%(g)	1.14%	1.15%	1.30%	1.36%	1.17%
Total expenses after fees waived and/or reimbursed	0.85%(g)	0.76%	0.74%	0.77%	0.80%	0.79%
Net investment income	2.04%(g)	2.39%	1.31%	0.84%	1.14%	2.11%
Supplemental Data
Net assets, end of period (000)	$3,804	$2,529	$1,562	$1,054	$580	$390
Portfolio turnover rate	1%(h)	3%(h)	37%(h)	5%(h)	18%(i)	44%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return is 26.09%.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,International
Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund (continued)
	Investor C
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$13.05	$10.99	$13.86	$12.83	$11.45	$9.34
Net investment income(a)	0.09	0.20	0.06	0.02	0.04	0.11
Net realized and unrealized gain (loss)	1.31	2.11	(2.75)	2.16	1.45	2.23
Net increase (decrease) from investment operations	1.40	2.31	(2.69)	2.18	1.49	2.34
Distributions(b)
From net investment income	(0.07)	(0.25)	(0.04)	(0.63)	(0.06)	(0.11)
From net realized gain	—	—	(0.09)	(0.52)	(0.05)	(0.12)
Return of capital	—	—	(0.05)	—	—	—
Total distributions	(0.07)	(0.25)	(0.18)	(1.15)	(0.11)	(0.23)
Net asset value, end of period	$14.38	$13.05	$10.99	$13.86	$12.83	$11.45
Total Return(c)
Based on net asset value	10.70%(d)	21.09%	(19.48)%	16.98%	13.16%	25.09%(e)
Ratios to Average Net Assets(f)
Total expenses	1.90%(g)	1.90%	1.90%	2.05%	2.11%	2.03%
Total expenses after fees waived and/or reimbursed	1.61%(g)	1.52%	1.49%	1.51%	1.55%	1.61%
Net investment income	1.29%(g)	1.66%	0.51%	0.11%	0.38%	1.07%
Supplemental Data
Net assets, end of period (000)	$180	$153	$100	$96	$45	$33
Portfolio turnover rate	1%(h)	3%(h)	37%(h)	5%(h)	18%(i)	44%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the LifePath Dynamic Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,International
Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund (continued)
	Class K
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$13.23	$11.13	$13.95	$12.87	$11.48	$9.34
Net investment income(a)	0.18	0.36	0.18	0.19	0.18	0.26
Net realized and unrealized gain (loss)	1.34	2.14	(2.75)	2.17	1.45	2.23
Net increase (decrease) from investment operations	1.52	2.50	(2.57)	2.36	1.63	2.49
Distributions(b)
From net investment income	(0.07)	(0.40)	(0.11)	(0.76)	(0.19)	(0.23)
From net realized gain	—	—	(0.09)	(0.52)	(0.05)	(0.12)
Return of capital	—	—	(0.05)	—	—	—
Total distributions	(0.07)	(0.40)	(0.25)	(1.28)	(0.24)	(0.35)
Net asset value, end of period	$14.68	$13.23	$11.13	$13.95	$12.87	$11.48
Total Return(c)
Based on net asset value	11.46%(d)	22.62%	(18.51)%	18.43%	14.62%	26.74%(e)
Ratios to Average Net Assets(f)
Total expenses	0.59%(g)	0.63%	0.65%	0.80%	0.87%	0.77%
Total expenses after fees waived and/or reimbursed	0.31%(g)	0.26%	0.24%	0.27%	0.29%	0.36%
Net investment income	2.52%(g)	2.92%	1.56%	1.34%	1.62%	2.40%
Supplemental Data
Net assets, end of period (000)	$43,312	$20,630	$11,524	$17,030	$8,747	$3,384
Portfolio turnover rate	1%(h)	3%(h)	37%(h)	5%(h)	18%(i)	44%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return is 26.64%.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,International
Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund (continued)
	Class R
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$13.14	$11.06	$13.91	$12.85	$11.46	$9.34
Net investment income(a)	0.13	0.27	0.14	0.09	0.10	0.40
Net realized and unrealized gain (loss)	1.32	2.13	(2.78)	2.17	1.45	2.02
Net increase (decrease) from investment operations	1.45	2.40	(2.64)	2.26	1.55	2.42
Distributions(b)
From net investment income	(0.07)	(0.32)	(0.07)	(0.68)	(0.11)	(0.18)
From net realized gain	—	—	(0.09)	(0.52)	(0.05)	(0.12)
Return of capital	—	—	(0.05)	—	—	—
Total distributions	(0.07)	(0.32)	(0.21)	(1.20)	(0.16)	(0.30)
Net asset value, end of period	$14.52	$13.14	$11.06	$13.91	$12.85	$11.46
Total Return(c)
Based on net asset value	11.01%(d)	21.79%	(19.04)%	17.63%	13.84%	25.92%(e)
Ratios to Average Net Assets(f)
Total expenses	1.33%(g)	1.34%	1.36%	1.50%	1.56%	1.37%
Total expenses after fees waived and/or reimbursed	1.05%(g)	0.96%	0.94%	0.97%	0.98%	0.99%
Net investment income	1.84%(g)	2.19%	1.19%	0.66%	0.89%	3.67%
Supplemental Data
Net assets, end of period (000)	$2,654	$2,001	$1,247	$817	$359	$185
Portfolio turnover rate	1%(h)	3%(h)	37%(h)	5%(h)	18%(i)	44%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return is 25.81%.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,International
Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Period from 10/30/19(a) to 12/31/19

Net asset value, beginning of period	$12.01	$10.07	$12.67	$11.74	$10.47	$10.00
Net investment income(b)	0.15	0.29	0.16	0.14	0.13	0.07
Net realized and unrealized gain (loss)	1.17	1.95	(2.50)	2.02	1.30	0.47
Net increase (decrease) from investment operations	1.32	2.24	(2.34)	2.16	1.43	0.54
Distributions(c)
From net investment income	(0.08)	(0.30)	(0.11)	(0.78)	(0.16)	(0.07)
From net realized gain	(0.05)	—	(0.10)	(0.45)	—	—
Return of capital	—	—	(0.05)	—	—	—
Total distributions	(0.13)	(0.30)	(0.26)	(1.23)	(0.16)	(0.07)
Net asset value, end of period	$13.20	$12.01	$10.07	$12.67	$11.74	$10.47
Total Return(d)
Based on net asset value	10.99%(e)	22.39%	(18.55)%	18.43%	13.99%	5.36%(e)
Ratios to Average Net Assets(f)
Total expenses	0.96%(g)	1.09%	1.20%	1.47%	1.23%	0.83%(g)(h)
Total expenses after fees waived and/or reimbursed	0.59%(g)	0.51%	0.48%	0.53%	0.54%	0.56%(g)
Net investment income	2.44%(g)	2.66%	1.54%	1.09%	1.34%	4.23%(g)
Supplemental Data
Net assets, end of period (000)	$1,166	$1,094	$604	$596	$486	$419
Portfolio turnover rate	2%(i)	4%(i)	26%(i)	8%(i)	45%(j)	3%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit fees were not annualized in the calculation of expense ratios. If this expense was annualized, the total expenses would have been 2.14%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund (continued)
	Investor A
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Period from 10/30/19(a) to 12/31/19

Net asset value, beginning of period	$11.97	$10.05	$12.66	$11.74	$10.47	$10.00
Net investment income(b)	0.14	0.28	0.14	0.11	0.11	0.07
Net realized and unrealized gain (loss)	1.16	1.92	(2.50)	2.02	1.30	0.46
Net increase (decrease) from investment operations	1.30	2.20	(2.36)	2.13	1.41	0.53
Distributions(c)
From net investment income	(0.08)	(0.28)	(0.10)	(0.76)	(0.14)	(0.06)
From net realized gain	(0.05)	—	(0.10)	(0.45)	—	—
Return of capital	—	—	(0.05)	—	—	—
Total distributions	(0.13)	(0.28)	(0.25)	(1.21)	(0.14)	(0.06)
Net asset value, end of period	$13.14	$11.97	$10.05	$12.66	$11.74	$10.47
Total Return(d)
Based on net asset value	10.86%(e)	21.99%	(18.71)%	18.13%	13.70%	5.32%(e)
Ratios to Average Net Assets(f)
Total expenses	1.16%(g)	1.31%	1.44%	1.72%	1.48%	1.08%(g)(h)
Total expenses after fees waived and/or reimbursed	0.80%(g)	0.72%	0.72%	0.78%	0.79%	0.81%(g)
Net investment income	2.22%(g)	2.51%	1.35%	0.85%	1.10%	3.98%(g)
Supplemental Data
Net assets, end of period (000)	$5,009	$2,502	$868	$722	$501	$419
Portfolio turnover rate	2%(i)	4%(i)	26%(i)	8%(i)	45%(j)	3%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit fees were not annualized in the calculation of expense ratios. If this expense was annualized, the total expenses would have been 2.39%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund (continued)
	Investor C
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Period from 10/30/19(a) to 12/31/19

Net asset value, beginning of period	$11.90	$9.99	$12.64	$11.74	$10.47	$10.00
Net investment income(b)	0.09	0.18	0.06	0.01	0.03	0.05
Net realized and unrealized gain (loss)	1.16	1.92	(2.50)	2.02	1.30	0.47
Net increase (decrease) from investment operations	1.25	2.10	(2.44)	2.03	1.33	0.52
Distributions(c)
From net investment income	(0.08)	(0.19)	(0.06)	(0.68)	(0.06)	(0.05)
From net realized gain	(0.05)	—	(0.10)	(0.45)	—	—
Return of capital	—	—	(0.05)	—	—	—
Total distributions	(0.13)	(0.19)	(0.21)	(1.13)	(0.06)	(0.05)
Net asset value, end of period	$13.02	$11.90	$9.99	$12.64	$11.74	$10.47
Total Return(d)
Based on net asset value	10.50%(e)	21.08%	(19.38)%	17.30%	12.83%	5.18%(e)
Ratios to Average Net Assets(f)
Total expenses	1.96%(g)	2.11%	2.20%	2.47%	2.24%	1.88%(g)(h)
Total expenses after fees waived and/or reimbursed	1.59%(g)	1.52%	1.48%	1.53%	1.55%	1.61%(g)
Net investment income	1.44%(g)	1.61%	0.59%	0.08%	0.33%	3.13%(g)
Supplemental Data
Net assets, end of period (000)	$827	$774	$553	$528	$470	$419
Portfolio turnover rate	2%(i)	4%(i)	26%(i)	8%(i)	45%(j)	3%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit fees were not annualized in the calculation of expense ratios. If this expense was annualized, the total expenses would have been 3.19%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund (continued)
	Class K
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Period from 10/30/19(a) to 12/31/19

Net asset value, beginning of period	$12.03	$10.08	$12.67	$11.74	$10.48	$10.00
Net investment income(b)	0.17	0.33	0.18	0.18	0.16	0.08
Net realized and unrealized gain (loss)	1.16	1.95	(2.49)	2.01	1.29	0.47
Net increase (decrease) from investment operations	1.33	2.28	(2.31)	2.19	1.45	0.55
Distributions(c)
From net investment income	(0.08)	(0.33)	(0.13)	(0.81)	(0.19)	(0.07)
From net realized gain	(0.05)	—	(0.10)	(0.45)	—	—
Return of capital	—	—	(0.05)	—	—	—
Total distributions	(0.13)	(0.33)	(0.28)	(1.26)	(0.19)	(0.07)
Net asset value, end of period	$13.23	$12.03	$10.08	$12.67	$11.74	$10.48
Total Return(d)
Based on net asset value	11.05%(e)	22.75%	(18.37)%	18.72%	14.15%	5.49%(e)
Ratios to Average Net Assets(f)
Total expenses	0.67%(g)	0.84%	0.95%	1.22%	0.99%	0.63%(g)(h)
Total expenses after fees waived and/or reimbursed	0.30%(g)	0.25%	0.22%	0.28%	0.30%	0.36%(g)
Net investment income	2.71%(g)	2.94%	1.72%	1.35%	1.59%	4.43%(g)
Supplemental Data
Net assets, end of period (000)	$14,435	$7,335	$3,655	$4,242	$2,969	$2,514
Portfolio turnover rate	2%(i)	4%(i)	26%(i)	8%(i)	45%(j)	3%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit fees were not annualized in the calculation of expense ratios. If this expense was annualized, the total expenses would have been 1.94%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund (continued)
	Class R
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Period from 10/30/19(a) to 12/31/19

Net asset value, beginning of period	$11.96	$10.03	$12.65	$11.74	$10.47	$10.00
Net investment income(b)	0.13	0.23	0.11	0.08	0.09	0.07
Net realized and unrealized gain (loss)	1.16	1.95	(2.49)	2.01	1.30	0.46
Net increase (decrease) from investment operations	1.29	2.18	(2.38)	2.09	1.39	0.53
Distributions(c)
From net investment income	(0.08)	(0.25)	(0.09)	(0.73)	(0.12)	(0.06)
From net realized gain	(0.05)	—	(0.10)	(0.45)	—	—
Return of capital	—	—	(0.05)	—	—	—
Total distributions	(0.13)	(0.25)	(0.24)	(1.18)	(0.12)	(0.06)
Net asset value, end of period	$13.12	$11.96	$10.03	$12.65	$11.74	$10.47
Total Return(d)
Based on net asset value	10.78%(e)	21.82%	(18.92)%	17.86%	13.47%	5.28%(e)
Ratios to Average Net Assets(f)
Total expenses	1.40%(g)	1.59%	1.65%	1.92%	1.68%	1.28%(g)(h)
Total expenses after fees waived and/or reimbursed	1.03%(g)	0.99%	0.93%	0.98%	0.99%	1.01%(g)
Net investment income	2.00%(g)	2.14%	1.05%	0.63%	0.89%	3.78%(g)
Supplemental Data
Net assets, end of period (000)	$566	$509	$445	$509	$470	$419
Portfolio turnover rate	2%(i)	4%(i)	26%(i)	8%(i)	45%(j)	3%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit fees were not annualized in the calculation of expense ratios. If this expense was annualized, the total expenses would have been 2.59%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)
Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Diversified Equity Master Portfolio, Advantage CoreAlpha Bond Master Portfolio,
InternationalTilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Dynamic Retirement Fund	LifePath Dynamic Retirement Fund	Diversified
BlackRock LifePath® Dynamic 2025 Fund	LifePath Dynamic 2025 Fund	Diversified
BlackRock LifePath® Dynamic 2030 Fund	LifePath Dynamic 2030 Fund	Diversified
BlackRock LifePath® Dynamic 2035 Fund	LifePath Dynamic 2035 Fund	Diversified
BlackRock LifePath® Dynamic 2040 Fund	LifePath Dynamic 2040 Fund	Diversified
BlackRock LifePath® Dynamic 2045 Fund	LifePath Dynamic 2045 Fund	Diversified
BlackRock LifePath® Dynamic 2050 Fund	LifePath Dynamic 2050 Fund	Diversified
BlackRock LifePath® Dynamic 2055 Fund	LifePath Dynamic 2055 Fund	Diversified
BlackRock LifePath® Dynamic 2060 Fund	LifePath Dynamic 2060 Fund	Diversified
BlackRock LifePath® Dynamic 2065 Fund	LifePath Dynamic 2065 Fund	Diversified
As of period end, the investment of LifePath Dynamic Retirement Fund, LifePath Dynamic 2025 Fund, LifePath Dynamic 2030 Fund, LifePath Dynamic 2035 Fund, LifePath Dynamic 2040 Fund, LifePath Dynamic 2045 Fund, LifePath Dynamic 2050 Fund, LifePath Dynamic 2055 Fund, LifePath Dynamic 2060 Fund and LifePath Dynamic 2065 Fund in the Diversified Equity Master Portfolio represented 22.5%, 24.7%, 32.2%, 38.8%, 45.6%, 51.2%, 54.7%, 57.6%, 52.8% and 45.2% respectively, of net assets. As such, financial statements of the Diversified Equity Master Portfolio including the Schedules of Investments, should be read in conjunction with each respective Fund’s financial statements. Diversified Equity Master Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at sec.gov.
The Funds will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds. The Funds may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.
The value of a Fund’s investment in each of Diversified Equity Master Portfolio and International Tilts Master Portfolio reflects that Fund’s proportionate interest in the net assets of that master portfolio. As of period end, the Funds held interests in Underlying Master Portfolios as follows:
Fund Name	Diversified Equity Master Portfolio	International Tilts Master Portfolio
LifePath Dynamic Retirement Fund	2.5%	3.4%
LifePath Dynamic 2025 Fund	1.4	1.8
LifePath Dynamic 2030 Fund	4.9	9.0
LifePath Dynamic 2035 Fund	3.8	5.5
LifePath Dynamic 2040 Fund	7.0	12.2
LifePath Dynamic 2045 Fund	4.2	6.5
LifePath Dynamic 2050 Fund	5.3	8.4
LifePath Dynamic 2055 Fund	3.6	5.8
LifePath Dynamic 2060 Fund	1.2	2.2
LifePath Dynamic 2065 Fund	0.4	0.6
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Class R Shares are sold only to certain employer-sponsored retirement plans.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
On May 16, 2024, the Board of Trustees of LifePath Dynamic 2025 Fund and the Board of Trustees of LifePath Dynamic Retirement Fund, each approved the reorganization of the LifePath Dynamic 2025 Fund into LifePath Dynamic Retirement Fund. The reorganization is expected to occur during the fourth quarter of 2024 and does not require shareholder approval.

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Each Fund records daily its proportionate share of Diversified Equity Master Portfolio and International Tilts Master Portfolios’ income, expenses and realized and unrealized gains and losses.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  Distributions from net investment income are declared quarterly and paid quarterly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of each Fund (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
•The Funds record their proportionate investment in the Underlying Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Underlying Master Portfolios.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2024, certain investments of the Funds were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the  Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements  of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
LifePath Dynamic Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
LifePath Dynamic Retirement Fund
Morgan Stanley	$ 394,496	$ (394,496)	$ —	$ —
State Street Bank & Trust Co.	4,438	(4,438)	—	—
	$ 398,934	$ (398,934)	$ —	$ —
LifePath Dynamic 2025 Fund
J.P. Morgan Securities LLC	$ 1,503,523	$ (1,503,523)	$ —	$ —
Morgan Stanley	542,432	(542,432)	—	—
	$ 2,045,955	$ (2,045,955)	$ —	$ —
LifePath Dynamic 2030 Fund
Goldman Sachs & Co. LLC	$ 399,665	$ (399,665)	$ —	$ —
J.P. Morgan Securities LLC	1,926,866	(1,926,866)	—	—
Morgan Stanley	2,012,164	(2,012,164)	—	—
Toronto-Dominion Bank	5,050,922	(5,050,922)	—	—
	$ 9,389,617	$ (9,389,617)	$ —	$ —
LifePath Dynamic 2035 Fund
Goldman Sachs & Co. LLC	$ 4,832,576	$ (4,832,576)	$ —	$ —
Morgan Stanley	503,642	(503,642)	—	—
State Street Bank & Trust Co.	31,683	(31,683)	—	—
Toronto-Dominion Bank	4,276,445	(4,276,445)	—	—
	$ 9,644,346	$ (9,644,346)	$ —	$ —
LifePath Dynamic 2040 Fund
Citigroup Global Markets, Inc.	$ 32,136	$ (32,136)	$ —	$ —
Goldman Sachs & Co. LLC	14,568	(14,568)	—	—
Morgan Stanley	4,035,900	(4,035,900)	—	—
State Street Bank & Trust Co.	1,541	(1,541)	—	—
Toronto-Dominion Bank	11,299,982	(11,299,982)	—	—
	$ 15,384,127	$ (15,384,127)	$ —	$ —
LifePath Dynamic 2045 Fund
Goldman Sachs & Co. LLC	$ 1,140,340	$ (1,140,340)	$ —	$ —
Morgan Stanley	4,934,911	(4,934,911)	—	—
State Street Bank & Trust Co.	163,839	(163,839)	—	—
	$ 6,239,090	$ (6,239,090)	$ —	$ —
LifePath Dynamic 2050 Fund
BNP Paribas SA	$ 376,004	$ (376,004)	$ —	$ —
Citigroup Global Markets, Inc.	2,231,524	(2,231,524)	—	—
Goldman Sachs & Co. LLC	2,927,900	(2,927,900)	—	—
J.P. Morgan Securities LLC	1,551,664	(1,551,664)	—	—
Morgan Stanley	107,120	(107,120)	—	—
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

LifePath Dynamic Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
LifePath Dynamic 2050 Fund (continued)
State Street Bank & Trust Co.	$ 385,373	$ (385,373)	$ —	$ —
Toronto-Dominion Bank	1,771,229	(1,771,229)	—	—
	$ 9,350,814	$ (9,350,814)	$ —	$ —
LifePath Dynamic 2055 Fund
Citigroup Global Markets, Inc.	$ 264,801	$ (264,801)	$ —	$ —
J.P. Morgan Securities LLC	3,607,419	(3,607,419)	—	—
Morgan Stanley	112,797	(112,797)	—	—
	$ 3,985,017	$ (3,985,017)	$ —	$ —
LifePath Dynamic 2060 Fund
BNP Paribas SA	$ 338,542	$ (338,542)	$ —	$ —
Goldman Sachs & Co. LLC	124,795	(124,795)	—	—
J.P. Morgan Securities LLC	3,144	(3,144)	—	—
Jefferies LLC	287,324	(287,324)	—	—
Morgan Stanley	84,808	(84,808)	—	—
Toronto-Dominion Bank	33,636	(33,636)	—	—
UBS AG	78,330	(78,330)	—	—
	$ 950,579	$ (950,579)	$ —	$ —
LifePath Dynamic 2065 Fund
Citigroup Global Markets, Inc.	$ 92,016	$ (92,016)	$ —	$ —
J.P. Morgan Securities LLC	315,905	(315,905)	—	—
Jefferies LLC	244,979	(244,979)	—	—
Morgan Stanley	303,436	(303,436)	—	—
	$ 956,336	$ (956,336)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of  Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
•Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds.  Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty,  each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to 0.30% of the average daily value of each Fund’s net assets.
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays each Sub-Adviser for services it provides for that portion of each Fund for which BIL and BSL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees:  The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended June 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor C	Class R	Total
LifePath Dynamic Retirement Fund	$ 136,295	$ 6,656	$ 14,201	$ 157,152
LifePath Dynamic 2025 Fund	22,819	7,496	14,323	44,638
LifePath Dynamic 2030 Fund	165,996	9,897	18,624	194,517
LifePath Dynamic 2035 Fund	38,971	14,267	15,439	68,677
LifePath Dynamic 2040 Fund	171,169	13,140	17,208	201,517
LifePath Dynamic 2045 Fund	32,487	7,112	19,580	59,179
LifePath Dynamic 2050 Fund	99,356	9,167	13,735	122,258
LifePath Dynamic 2055 Fund	25,499	5,656	10,821	41,976
LifePath Dynamic 2060 Fund	4,127	826	5,930	10,883
LifePath Dynamic 2065 Fund	4,661	4,095	1,344	10,100
Administration:  The Trust, on behalf of each Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL is entitled to receive for these administrative services an annual fee of 0.29% based on the average daily net assets of each Fund’s Institutional, Investor A and Investor C Shares, 0.04% of the average daily net assets of Class K Shares and 0.24% of the average daily net assets of Class R Shares.
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.
For the six months ended June 30, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
LifePath Dynamic Retirement Fund	$ 48,726	$ 158,102	$ 1,930	$ 17,123	$ 6,817	$ 232,698
LifePath Dynamic 2025 Fund	11,573	26,470	2,174	17,069	6,875	64,161
LifePath Dynamic 2030 Fund	66,450	192,556	2,870	27,201	8,940	298,017
LifePath Dynamic 2035 Fund	18,506	45,207	4,137	29,611	7,411	104,872
LifePath Dynamic 2040 Fund	70,749	198,556	3,811	26,117	8,260	307,493
LifePath Dynamic 2045 Fund	12,518	37,684	2,062	25,089	9,398	86,751
LifePath Dynamic 2050 Fund	28,928	115,252	2,658	19,104	6,593	172,535
LifePath Dynamic 2055 Fund	12,289	29,579	1,640	19,213	5,194	67,915
LifePath Dynamic 2060 Fund	5,877	4,788	239	7,102	2,846	20,852
LifePath Dynamic 2065 Fund	1,696	5,407	1,187	2,289	645	11,224
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended June 30, 2024, the Funds did not pay any amounts to affiliates in return for these services.

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

Other Fees:  For the six months ended June 30, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
LifePath Dynamic Retirement Fund	$ 23
LifePath Dynamic 2025 Fund	81
LifePath Dynamic 2030 Fund	184
LifePath Dynamic 2035 Fund	220
LifePath Dynamic 2040 Fund	326
LifePath Dynamic 2045 Fund	289
LifePath Dynamic 2050 Fund	751
LifePath Dynamic 2055 Fund	896
LifePath Dynamic 2060 Fund	288
LifePath Dynamic 2065 Fund	417
For the six months ended June 30, 2024, affiliates received CDSCs as follows:
Fund Name	Investor C
LifePath Dynamic Retirement Fund	$ 5
LifePath Dynamic 2025 Fund	14
LifePath Dynamic 2030 Fund	133
LifePath Dynamic 2035 Fund	247
LifePath Dynamic 2040 Fund	151
LifePath Dynamic 2045 Fund	115
LifePath Dynamic 2050 Fund	64
LifePath Dynamic 2055 Fund	20
LifePath Dynamic 2060 Fund	28
LifePath Dynamic 2065 Fund	44
Expense Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended June 30, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Dynamic Retirement Fund	$ 11,682
LifePath Dynamic 2025 Fund	10,257
LifePath Dynamic 2030 Fund	17,295
LifePath Dynamic 2035 Fund	17,363
LifePath Dynamic 2040 Fund	17,317
LifePath Dynamic 2045 Fund	13,063
LifePath Dynamic 2050 Fund	11,371
LifePath Dynamic 2055 Fund	8,925
LifePath Dynamic 2060 Fund	3,305
LifePath Dynamic 2065 Fund	1,871
The Manager and the Administrator have contractually agreed to reimburse each Fund for acquired fund fees and expenses up to a maximum amount equal to the combined investment advisory fee and administration fee of each share class through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended June 30, 2024, the amounts waived were as follows:
LifePath Dynamic Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Dynamic Retirement Fund	$ 273,586
LifePath Dynamic 2025 Fund	120,005
LifePath Dynamic 2030 Fund	370,250
LifePath Dynamic 2035 Fund	200,052
LifePath Dynamic 2040 Fund	366,038
LifePath Dynamic 2045 Fund	166,180
LifePath Dynamic 2050 Fund	222,366
LifePath Dynamic 2055 Fund	134,303
LifePath Dynamic 2060 Fund	46,346
LifePath Dynamic 2065 Fund	16,218
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

The fees and expenses of the Trust’s Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. Each of the Manager and the Administrator has contractually agreed to reimburse the Funds or provide an offsetting credit against the investment advisory fees paid by the Funds in an amount equal to these independent expenses through June 30, 2034. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended June 30, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Dynamic Retirement Fund	$ 15,356
LifePath Dynamic 2025 Fund	14,992
LifePath Dynamic 2030 Fund	15,624
LifePath Dynamic 2035 Fund	15,203
LifePath Dynamic 2040 Fund	15,596
LifePath Dynamic 2045 Fund	15,086
LifePath Dynamic 2050 Fund	15,205
LifePath Dynamic 2055 Fund	15,023
LifePath Dynamic 2060 Fund	14,720
LifePath Dynamic 2065 Fund	14,642
Securities Lending:  The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended June 30, 2024, each Fund paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
LifePath Dynamic Retirement Fund	$ 756
LifePath Dynamic 2025 Fund	741
LifePath Dynamic 2030 Fund	7,455
LifePath Dynamic 2035 Fund	4,382
LifePath Dynamic 2040 Fund	13,072
LifePath Dynamic 2045 Fund	4,552
LifePath Dynamic 2050 Fund	4,765
LifePath Dynamic 2055 Fund	771
LifePath Dynamic 2060 Fund	703
LifePath Dynamic 2065 Fund	358
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Funds did not participate in the Interfund Lending Program.

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  Each Fund may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.
7.
 PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments in the Underlying Funds and the Underlying Master Portfolios, excluding short-term securities, were as follows:
LifePath Dynamic Fund Name	Purchases	Sales
LifePath Dynamic Retirement Fund	$17,615,134	$8,682,691
LifePath Dynamic 2025 Fund	19,341,925	3,069,226
LifePath Dynamic 2030 Fund	38,510,247	15,530,874
LifePath Dynamic 2035 Fund	38,432,972	1,482,892
LifePath Dynamic 2040 Fund	38,297,077	12,958,087
LifePath Dynamic 2045 Fund	28,395,404	1,343,901
LifePath Dynamic 2050 Fund	26,407,527	2,778,251
LifePath Dynamic 2055 Fund	27,713,452	1,037,462
LifePath Dynamic 2060 Fund	14,407,549	546,241
LifePath Dynamic 2065 Fund	3,867,984	267,380
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’ s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of December 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards
LifePath Dynamic 2025 Fund	$ (4,576,086)
LifePath Dynamic 2030 Fund	(5,491,035)
LifePath Dynamic 2035 Fund	(462,192)
LifePath Dynamic 2055 Fund	(585,815)
LifePath Dynamic 2060 Fund	(504,614)
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LifePath Dynamic Retirement Fund	$ 208,276,994	$ 57,132,772	$ (9,990,398)	$ 47,142,374
LifePath Dynamic 2025 Fund	123,310,347	11,064,271	(5,787,915)	5,276,356
LifePath Dynamic 2030 Fund	344,883,255	43,332,960	(25,847,140)	17,485,820
LifePath Dynamic 2035 Fund	217,249,161	21,150,302	(5,776,781)	15,373,521
LifePath Dynamic 2040 Fund	309,181,354	63,040,508	(7,581,981)	55,458,527
LifePath Dynamic 2045 Fund	176,083,936	21,487,859	(3,346,931)	18,140,928
LifePath Dynamic 2050 Fund	199,884,161	43,345,240	(9,517,185)	33,828,055
LifePath Dynamic 2055 Fund	133,484,073	16,741,153	(1,931,135)	14,810,018
LifePath Dynamic 2060 Fund	50,192,711	5,028,173	(372,824)	4,655,349
LifePath Dynamic 2065 Fund	20,980,860	1,962,241	(198,762)	1,763,479
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

9.
BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2024, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 06/30/24		Year Ended 12/31/23
LifePath Dynamic Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic Retirement Fund
Institutional
Shares sold	137,596	$ 1,327,639	278,015	$ 2,635,748
Shares issued in reinvestment of distributions	175,837	1,659,899	286,669	2,713,716
Shares redeemed	(385,967)	(3,713,865)	(951,967)	(9,104,607)
	(72,534)	$ (726,327)	(387,283)	$ (3,755,143)
Investor A
Shares sold and automatic conversion of shares	1,122,386	$ 8,914,186	1,895,697	$ 15,109,896
Shares issued in reinvestment of distributions	859,072	6,563,312	1,343,684	10,461,102
Shares redeemed	(2,292,656)	(18,212,337)	(4,036,223)	(32,203,727)
	(311,198)	$ (2,734,839)	(796,842)	$ (6,632,729)
Investor C
Shares sold	6,011	$ 56,404	15,410	$ 143,791
Shares issued in reinvestment of distributions	7,637	69,804	10,527	97,173
Shares redeemed and automatic conversion of shares	(9,690)	(90,316)	(59,219)	(545,758)
	3,958	$ 35,892	(33,282)	$ (304,794)
Class K
Shares sold	6,683,860	$ 64,617,328	2,800,296	$ 26,486,843
Shares issued in reinvestment of distributions	576,866	5,428,303	502,458	4,734,766
Shares redeemed	(2,055,661)	(19,834,441)	(1,714,712)	(16,403,504)
	5,205,065	$ 50,211,190	1,588,042	$ 14,818,105
Class R
Shares sold	46,948	$ 445,190	110,079	$ 1,042,377
Shares issued in reinvestment of distributions	31,741	293,605	44,162	410,802
Shares redeemed	(49,620)	(474,969)	(146,826)	(1,389,579)
	29,069	$ 263,826	7,415	$ 63,600
	4,854,360	$ 47,049,742	378,050	$ 4,189,039

	Six Months Ended 06/30/24		Year Ended 12/31/23
LifePath Dynamic Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2025 Fund
Institutional
Shares sold	209,750	$ 2,768,368	191,547	$ 2,415,557
Shares issued in reinvestment of distributions	2,346	32,123	21,671	277,966
Shares redeemed	(352,615)	(4,673,810)	(159,250)	(2,006,576)
	(140,519)	$ (1,873,319)	53,968	$ 686,947
Investor A
Shares sold and automatic conversion of shares	134,821	$ 1,772,029	363,131	$ 4,544,218
Shares issued in reinvestment of distributions	6,774	91,445	50,526	640,047
Shares redeemed	(282,472)	(3,747,692)	(508,129)	(6,372,614)
	(140,877)	$ (1,884,218)	(94,472)	$ (1,188,349)
Investor C
Shares sold	16,707	$ 218,547	9,347	$ 115,059
Shares issued in reinvestment of distributions	628	8,351	3,038	38,168
Shares redeemed and automatic conversion of shares	(7,498)	(97,836)	(87,553)	(1,060,801)
	9,837	$ 129,062	(75,168)	$ (907,574)
Class K
Shares sold	3,530,671	$ 46,420,704	2,177,474	$ 27,075,745
Shares issued in reinvestment of distributions	36,978	501,048	187,269	2,375,437
Shares redeemed	(1,361,821)	(17,907,365)	(1,296,239)	(16,199,038)
	2,205,828	$ 29,014,387	1,068,504	$ 13,252,144
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/24		Year Ended 12/31/23
LifePath Dynamic Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2025 Fund (continued)
Class R
Shares sold	39,360	$ 517,504	247,865	$ 3,108,656
Shares issued in reinvestment of distributions	2,271	30,525	14,380	181,521
Shares redeemed	(54,553)	(710,668)	(129,794)	(1,607,433)
	(12,922)	$ (162,639)	132,451	$ 1,682,744
	1,921,347	$ 25,223,273	1,085,283	$ 13,525,912

	Six Months Ended 06/30/24		Year Ended 12/31/23
LifePath Dynamic Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2030 Fund
Institutional
Shares sold	409,815	$ 5,460,985	347,365	$ 4,287,178
Shares issued in reinvestment of distributions	30,287	414,624	111,467	1,406,103
Shares redeemed	(592,014)	(7,846,976)	(488,156)	(6,001,848)
	(151,912)	$ (1,971,367)	(29,324)	$ (308,567)
Investor A
Shares sold and automatic conversion of shares	971,018	$ 12,213,263	1,644,036	$ 19,093,173
Shares issued in reinvestment of distributions	105,984	1,359,780	356,520	4,225,407
Shares redeemed	(1,258,711)	(15,739,982)	(3,348,009)	(38,756,492)
	(181,709)	$ (2,166,939)	(1,347,453)	$ (15,437,912)
Investor C
Shares sold	7,872	$ 101,054	32,393	$ 388,402
Shares issued in reinvestment of distributions	1,511	19,869	3,656	44,778
Shares redeemed and automatic conversion of shares	(10,532)	(134,997)	(88,468)	(1,051,910)
	(1,149)	$ (14,074)	(52,419)	$ (618,730)
Class K
Shares sold	6,472,006	$ 86,031,121	2,885,650	$ 35,463,117
Shares issued in reinvestment of distributions	110,668	1,513,938	232,073	2,920,476
Shares redeemed	(1,673,169)	(22,494,227)	(2,174,523)	(26,800,412)
	4,909,505	$ 65,050,832	943,200	$ 11,583,181
Class R
Shares sold	102,219	$ 1,331,769	223,013	$ 2,689,170
Shares issued in reinvestment of distributions	5,910	79,074	15,224	188,238
Shares redeemed	(24,765)	(325,842)	(157,521)	(1,920,632)
	83,364	$ 1,085,001	80,716	$ 956,776
	4,658,099	$ 61,983,453	(405,280)	$ (3,825,252)

	Six Months Ended 06/30/24		Year Ended 12/31/23
LifePath Dynamic Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2035 Fund
Institutional
Shares sold	107,843	$ 1,680,835	224,460	$ 3,152,903
Shares issued in reinvestment of distributions	4,329	69,135	29,599	429,728
Shares redeemed	(457,238)	(7,032,485)	(119,635)	(1,705,934)
	(345,066)	$ (5,282,515)	134,424	$ 1,876,697
Investor A
Shares sold and automatic conversion of shares	183,212	$ 2,821,980	673,650	$ 9,432,318
Shares issued in reinvestment of distributions	15,628	247,696	58,768	849,094
Shares redeemed	(162,915)	(2,479,491)	(559,551)	(7,841,354)
	35,925	$ 590,185	172,867	$ 2,440,058

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/24		Year Ended 12/31/23
LifePath Dynamic Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2035 Fund (continued)
Investor C
Shares sold	8,976	$ 135,591	40,326	$ 560,996
Shares issued in reinvestment of distributions	1,476	22,854	4,591	65,214
Shares redeemed and automatic conversion of shares	(6,921)	(104,119)	(93,594)	(1,295,145)
	3,531	$ 54,326	(48,677)	$ (668,935)
Class K
Shares sold	4,904,413	$ 76,509,772	2,919,177	$ 41,896,280
Shares issued in reinvestment of distributions	76,897	1,251,875	209,873	3,103,167
Shares redeemed	(1,113,868)	(17,585,725)	(1,510,197)	(21,682,814)
	3,867,442	$ 60,175,922	1,618,853	$ 23,316,633
Class R
Shares sold	74,921	$ 1,147,566	159,989	$ 2,221,391
Shares issued in reinvestment of distributions	3,141	49,600	10,785	155,569
Shares redeemed	(51,427)	(799,364)	(98,304)	(1,369,491)
	26,635	$ 397,802	72,470	$ 1,007,469
	3,588,467	$ 55,935,720	1,949,937	$ 27,971,922

	Six Months Ended 06/30/24		Year Ended 12/31/23
LifePath Dynamic Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2040 Fund
Institutional
Shares sold	165,173	$ 2,844,020	309,196	$ 4,892,826
Shares issued in reinvestment of distributions	58,396	1,033,608	139,068	2,273,663
Shares redeemed	(486,727)	(8,377,002)	(314,282)	(4,953,605)
	(263,158)	$ (4,499,374)	133,982	$ 2,212,884
Investor A
Shares sold and automatic conversion of shares	979,479	$ 14,572,876	1,826,485	$ 24,922,115
Shares issued in reinvestment of distributions	239,494	3,618,750	499,155	7,016,057
Shares redeemed	(1,217,836)	(18,037,089)	(2,525,151)	(34,483,687)
	1,137	$ 154,537	(199,511)	$ (2,545,515)
Investor C
Shares sold	10,566	$ 173,390	20,006	$ 305,611
Shares issued in reinvestment of distributions	3,588	61,039	6,418	102,012
Shares redeemed and automatic conversion of shares	(19,209)	(318,147)	(18,975)	(287,639)
	(5,055)	$ (83,718)	7,449	$ 119,984
Class K
Shares sold	4,409,296	$ 76,001,686	2,040,712	$ 32,584,820
Shares issued in reinvestment of distributions	184,709	3,306,298	237,465	3,917,735
Shares redeemed	(996,716)	(17,458,779)	(1,397,520)	(22,263,693)
	3,597,289	$ 61,849,205	880,657	$ 14,238,862
Class R
Shares sold	118,310	$ 2,038,286	120,122	$ 1,858,295
Shares issued in reinvestment of distributions	10,580	183,034	16,801	269,856
Shares redeemed	(35,063)	(586,483)	(95,971)	(1,510,396)
	93,827	$ 1,634,837	40,952	$ 617,755
	3,424,040	$ 59,055,487	863,529	$ 14,643,970
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/24		Year Ended 12/31/23
LifePath Dynamic Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2045 Fund
Institutional
Shares sold	77,260	$ 1,361,693	190,350	$ 2,955,954
Shares issued in reinvestment of distributions	3,715	67,843	17,366	280,785
Shares redeemed	(295,306)	(5,131,168)	(81,842)	(1,286,598)
	(214,331)	$ (3,701,632)	125,874	$ 1,950,141
Investor A
Shares sold and automatic conversion of shares	259,770	$ 4,554,061	580,509	$ 9,067,933
Shares issued in reinvestment of distributions	15,790	286,578	42,239	680,771
Shares redeemed	(282,498)	(4,975,110)	(378,262)	(5,860,538)
	(6,938)	$ (134,471)	244,486	$ 3,888,166
Investor C
Shares sold	5,868	$ 100,026	20,069	$ 301,359
Shares issued in reinvestment of distributions	938	16,541	1,897	30,002
Shares redeemed and automatic conversion of shares	(4,237)	(71,496)	(30,897)	(455,841)
	2,569	$ 45,071	(8,931)	$ (124,480)
Class K
Shares sold	3,371,311	$ 59,192,685	1,924,906	$ 30,370,376
Shares issued in reinvestment of distributions	81,411	1,512,624	166,474	2,729,015
Shares redeemed	(702,257)	(12,509,893)	(1,094,259)	(17,316,097)
	2,750,465	$ 48,195,416	997,121	$ 15,783,294
Class R
Shares sold	62,428	$ 1,084,210	216,324	$ 3,348,505
Shares issued in reinvestment of distributions	4,974	89,681	12,013	192,713
Shares redeemed	(47,161)	(816,332)	(72,216)	(1,108,858)
	20,241	$ 357,559	156,121	$ 2,432,360
	2,552,006	$ 44,761,943	1,514,671	$ 23,929,481

	Six Months Ended 06/30/24		Year Ended 12/31/23
LifePath Dynamic Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2050 Fund
Institutional
Shares sold	87,460	$ 1,991,201	210,543	$ 4,200,745
Shares issued in reinvestment of distributions	12,735	299,403	27,579	576,837
Shares redeemed	(272,571)	(6,150,125)	(132,679)	(2,636,815)
	(172,376)	$ (3,859,521)	105,443	$ 2,140,767
Investor A
Shares sold and automatic conversion of shares	539,524	$ 12,145,718	920,168	$ 18,282,175
Shares issued in reinvestment of distributions	61,926	1,443,489	96,773	2,014,082
Shares redeemed	(468,987)	(10,494,238)	(1,063,776)	(21,074,626)
	132,463	$ 3,094,969	(46,835)	$ (778,369)
Investor C
Shares sold	8,172	$ 178,238	17,670	$ 344,989
Shares issued in reinvestment of distributions	1,515	34,301	1,844	37,794
Shares redeemed and automatic conversion of shares	(12,856)	(281,217)	(28,396)	(556,570)
	(3,169)	$ (68,678)	(8,882)	$ (173,787)
Class K
Shares sold	2,576,683	$ 57,782,710	1,267,722	$ 25,505,689
Shares issued in reinvestment of distributions	82,344	1,950,732	83,332	1,751,362
Shares redeemed	(578,493)	(13,166,367)	(955,819)	(19,131,992)
	2,080,534	$ 46,567,075	395,235	$ 8,125,059

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/24		Year Ended 12/31/23
LifePath Dynamic Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2050 Fund (continued)
Class R
Shares sold	86,092	$ 1,930,949	91,151	$ 1,812,500
Shares issued in reinvestment of distributions	4,927	113,866	5,190	107,388
Shares redeemed	(17,809)	(404,800)	(73,709)	(1,453,091)
	73,210	$ 1,640,015	22,632	$ 466,797
	2,110,662	$ 47,373,860	467,593	$ 9,780,467

	Six Months Ended 06/30/24		Year Ended 12/31/23
LifePath Dynamic Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2055 Fund
Institutional
Shares sold	84,698	$ 1,575,699	154,662	$ 2,538,132
Shares issued in reinvestment of distributions	2,210	43,327	14,954	257,365
Shares redeemed	(285,326)	(5,293,558)	(60,356)	(994,699)
	(198,418)	$ (3,674,532)	109,260	$ 1,800,798
Investor A
Shares sold and automatic conversion of shares	226,022	$ 4,225,081	408,588	$ 6,706,090
Shares issued in reinvestment of distributions	8,021	155,776	28,976	495,352
Shares redeemed	(164,654)	(3,067,778)	(372,561)	(6,086,658)
	69,389	$ 1,313,079	65,003	$ 1,114,784
Investor C
Shares sold	6,406	$ 116,272	16,886	$ 269,312
Shares issued in reinvestment of distributions	478	9,029	1,419	23,903
Shares redeemed and automatic conversion of shares	(5,118)	(88,335)	(46,675)	(749,996)
	1,766	$ 36,966	(28,370)	$ (456,781)
Class K
Shares sold	2,413,968	$ 44,917,348	1,686,696	$ 28,202,095
Shares issued in reinvestment of distributions	38,169	763,769	105,522	1,848,690
Shares redeemed	(447,991)	(8,505,318)	(683,988)	(11,405,745)
	2,004,146	$ 37,175,799	1,108,230	$ 18,645,040
Class R
Shares sold	63,357	$ 1,173,076	98,676	$ 1,603,376
Shares issued in reinvestment of distributions	1,788	34,525	5,463	93,100
Shares redeemed	(20,343)	(385,877)	(62,612)	(1,020,321)
	44,802	$ 821,724	41,527	$ 676,155
	1,921,685	$ 35,673,036	1,295,650	$ 21,779,996

	Six Months Ended 06/30/24		Year Ended 12/31/23
LifePath Dynamic Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2060 Fund
Institutional
Shares sold	96,422	$ 1,351,824	155,849	$ 1,892,126
Shares issued in reinvestment of distributions	1,387	20,281	7,102	90,656
Shares redeemed	(57,497)	(790,391)	(35,870)	(440,490)
	40,312	$ 581,714	127,081	$ 1,542,292
Investor A
Shares sold and automatic conversion of shares	92,920	$ 1,266,660	98,636	$ 1,203,003
Shares issued in reinvestment of distributions	1,173	17,071	4,621	58,834
Shares redeemed	(24,960)	(347,875)	(51,988)	(629,962)
	69,133	$ 935,856	51,269	$ 631,875
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/24		Year Ended 12/31/23
LifePath Dynamic Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2060 Fund (continued)
Investor C
Shares sold	1,589	$ 21,674	5,648	$ 67,880
Shares issued in reinvestment of distributions	48	689	185	2,364
Shares redeemed and automatic conversion of shares	(836)	(11,486)	(3,255)	(39,207)
	801	$ 10,877	2,578	$ 31,037
Class K
Shares sold	1,785,048	$ 24,361,920	907,901	$ 11,127,417
Shares issued in reinvestment of distributions	12,330	180,882	37,195	475,443
Shares redeemed	(405,098)	(5,557,797)	(421,019)	(5,116,962)
	1,392,280	$ 18,985,005	524,077	$ 6,485,898
Class R
Shares sold	44,745	$ 614,783	71,170	$ 866,152
Shares issued in reinvestment of distributions	826	11,993	3,578	45,540
Shares redeemed	(15,071)	(212,169)	(35,219)	(426,187)
	30,500	$ 414,607	39,529	$ 485,505
	1,533,026	$ 20,928,059	744,534	$ 9,176,607

	Six Months Ended 06/30/24		Year Ended 12/31/23
LifePath Dynamic Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2065 Fund
Institutional
Shares sold	31,686	$ 403,866	38,400	$ 424,724
Shares issued in reinvestment of distributions	463	6,116	1,133	13,124
Shares redeemed	(34,918)	(435,663)	(8,401)	(94,274)
	(2,769)	$ (25,681)	31,132	$ 343,574
Investor A
Shares sold and automatic conversion of shares	187,494	$ 2,362,115	136,416	$ 1,547,832
Shares issued in reinvestment of distributions	3,301	43,371	2,809	32,665
Shares redeemed	(18,730)	(236,733)	(16,601)	(182,417)
	172,065	$ 2,168,753	122,624	$ 1,398,080
Investor C
Shares sold	7,944	$ 98,447	15,355	$ 170,064
Shares issued in reinvestment of distributions	231	3,013	393	4,556
Shares redeemed and automatic conversion of shares	(9,692)	(120,073)	(6,071)	(70,822)
	(1,517)	$ (18,613)	9,677	$ 103,798
Class K
Shares sold	523,183	$ 6,562,482	345,302	$ 3,857,008
Shares issued in reinvestment of distributions	8,123	107,472	7,662	89,091
Shares redeemed	(50,618)	(647,882)	(105,491)	(1,158,097)
	480,688	$ 6,022,072	247,473	$ 2,788,002
Class R
Shares sold	545	$ 6,900	2,267	$ 24,684
Shares issued in reinvestment of distributions	31	402	83	940
Shares redeemed	(5)	(58)	(4,100)	(44,540)
	571	$ 7,244	(1,750)	$ (18,916)
	649,038	$ 8,153,775	409,156	$ 4,614,538
As of June 30, 2024, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R
LifePath Dynamic 2045 Fund	—	—	—	2,003	—
LifePath Dynamic 2055 Fund	—	—	—	2,001	2,000
LifePath Dynamic 2060 Fund	2,000	2,000	2,000	192,000	2,000

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

As of June 30, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R
LifePath Dynamic 2065 Fund	40,000	40,000	40,000	240,000	40,000
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Funds for the Funds’ allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

2024 BlackRock Semi-Annual Financial Statements

Additional Information (continued)

LifePath Dynamic Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Funds
400 Howard Street
San Francisco, CA 94105
Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds III (the “Trust”) met on April 16, 2024 (the “April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock LifePath Dynamic Retirement Fund (“LifePath Dynamic Retirement Fund”), BlackRock LifePath Dynamic 2025 Fund (“LifePath Dynamic 2025 Fund”), BlackRock LifePath Dynamic 2030 Fund (“LifePath Dynamic 2030 Fund”), BlackRock LifePath Dynamic 2035 Fund (“LifePath Dynamic 2035 Fund”), BlackRock LifePath Dynamic 2040 Fund (“LifePath Dynamic 2040 Fund”), BlackRock LifePath Dynamic 2045 Fund (“LifePath Dynamic 2045 Fund”), BlackRock LifePath Dynamic 2050 Fund (“LifePath Dynamic 2050 Fund”), BlackRock LifePath Dynamic 2055 Fund (“LifePath Dynamic 2055 Fund”), BlackRock LifePath Dynamic 2060 Fund (“LifePath Dynamic 2060 Fund”) and BlackRock LifePath Dynamic 2065 Fund (“LifePath Dynamic 2065 Fund”) (each, a “Fund” and collectively, the “Funds”) and BlackRock Fund Advisors (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements between the Manager and (a) BlackRock International Limited (“BIL”) with respect to each Fund (the “BIL Sub-Advisory Agreement”); and (b) BlackRock (Singapore) Limited (“BSL” and together with BIL, the “Sub-Advisors”) with respect to each Fund (the “BSL Sub-Advisory Agreement” and together with the BIL Sub-Advisory Agreement, the “Sub-Advisory Agreements”).  The Manager and the Sub-Advisors are referred to herein as “BlackRock.”  The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members.  The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed.  The committees of the Board similarly met throughout the year.  The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders.  BlackRock also furnished additional information to the Board in response to specific questions from the Board.  Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements.  The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations.  The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and

2024 BlackRock Semi-Annual Financial Statements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board evaluated the information available to it on a fund-by-fund basis.  The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision.  The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers.  The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund.  BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds.  In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to the Funds facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions.  The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each Fund and is shareholders.
B.  The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April Meeting.  In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2023, as compared to its Performance Peers.  Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.  In connection with its review, with respect to each Fund, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.  The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, each of LifePath Dynamic Retirement Fund, LifePath Dynamic 2030 Fund, LifePath Dynamic 2035 Fund, LifePath Dynamic 2040 Fund, LifePath Dynamic 2045 Fund, LifePath Dynamic 2050 Fund, LifePath Dynamic 2055 Fund and LifePath Dynamic 2060 Fund ranked in the first quartile against its Morningstar Category.
The Board noted that for the one-year, three-year and since-inception periods reported, LifePath Dynamic 2065 Fund ranked in the first, first and second quartiles, respectively, against its Morningstar Category.
The Board noted that for the one-, three- and five-year periods reported, LifePath Dynamic 2025 Fund ranked in the second, third and second quartiles, respectively, against its Morningstar Category. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable period.
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for each Fund, and that BlackRock has explained its rationale for this belief to the Board.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees.  The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers.  The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility.  The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund.  The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years.  The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates.  The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products.  The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.  The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms.  The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the varying fee structures for fund of funds can limit the value of advisory fee comparisons.
The Board also noted that each of Lifepath Dynamic 2060 Fund’s and LifePath Dynamic 2065 Fund’s contractual management fee rate ranked second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
The Board also noted that LifePath Dynamic Retirement Fund’s contractual management fee rate ranked second out of four funds, and that the actual management fee rate and total expense ratio ranked third out of four funds and in the first quartile, respectively, relative to the Fund’s Expense Peers.
The Board also noted that each of LifePath Dynamic 2025 Fund’s, LifePath Dynamic 2030 Fund’s, LifePath Dynamic 2035 Fund’s, LifePath Dynamic 2040 Fund’s, LifePath Dynamic 2045 Fund’s, LifePath Dynamic 2050 Fund’s and LifePath Dynamic 2055 Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the third and first quartiles, respectively, relative to the Fund’s Expense Peers.
Additionally, the Board noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Fund for certain other fees and expenses.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of the Funds increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable.  The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services.  With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent.  The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

2024 BlackRock Semi-Annual Financial Statements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, (ii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to each Fund, and (iii) the BSL Sub-Advisory Agreement between the Manager and BSL with respect to each Fund, each for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders.  In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered.  The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Glossary of Terms Used in this Report

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate

2024 BlackRock Semi-Annual Financial Statements

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

June 30, 2024
2024 Semi-Annual Financial Statements (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Index Retirement Fund
• BlackRock LifePath® Index 2025 Fund
• BlackRock LifePath® Index 2030 Fund
• BlackRock LifePath® Index 2035 Fund
• BlackRock LifePath® Index 2040 Fund
• BlackRock LifePath® Index 2045 Fund
• BlackRock LifePath® Index 2050 Fund
• BlackRock LifePath® Index 2055 Fund
• BlackRock LifePath® Index 2060 Fund
• BlackRock LifePath® Index 2065 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents
2

Derivative Financial Instruments
The LifePath Index Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the LifePath Index Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The LifePath Index Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a LifePath Index Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The LifePath Index Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Derivative Financial Instruments
3

Schedule of Investments (unaudited)
June 30, 2024
BlackRock LifePath® Index Retirement Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 39.8%
iShares Core MSCI Total International Stock ETF(b)	12,752,462	$ 861,556,333
iShares Developed Real Estate Index Fund, Class K	17,259,986	157,411,068
Large Cap Index Master Portfolio	$1,688,613,848	1,688,613,848
Master Small Cap Index Series	$152,100,500	152,100,500
		2,859,681,749
Fixed-Income Funds — 60.1%
iShares TIPS Bond ETF	5,319,965	568,065,863
iShares U.S. Intermediate Credit Bond Index Fund	63,760,520	627,403,522
iShares U.S. Intermediate Government Bond Index Fund	152,206,579	1,474,881,753
iShares U.S. Long Credit Bond Index Fund	17,859,336	161,626,991
iShares U.S. Long Government Bond Index Fund	54,788,086	435,565,280
iShares U.S. Securitized Bond Index Fund	112,647,182	1,044,239,381
		4,311,782,790

Security	Shares	Value
Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(d)	72,259,250	$ 72,280,928
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)	11,682,235	11,682,235
		83,963,163
Total Investments — 101.1% (Cost: $6,066,796,863)		7,255,427,702
Liabilities in Excess of Other Assets — (1.1)%		(79,065,059)
Net Assets — 100.0%		$ 7,176,362,643

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 17,242,242	$ 55,050,096 (a)	$ —	$ (3,682)	$ (7,728)	$ 72,280,928	72,259,250	$ 15,354 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	14,730,357	—	(3,048,122)(a)	—	—	11,682,235	11,682,235	227,210	—
iShares Core MSCI Total International Stock ETF	943,711,774	18,379,769	(138,039,009)	18,454,722	19,049,077	861,556,333	12,752,462	12,898,186	—
iShares Developed Real Estate Index Fund, Class K	170,020,579	5,206,588	(10,767,283)	(1,875,645)	(5,173,171)	157,411,068	17,259,986	1,498,298	—
iShares TIPS Bond ETF	577,576,769	33,315,154	(38,840,932)	(2,858,624)	(1,126,504)	568,065,863	5,319,965	7,890,809	—
iShares U.S. Intermediate Credit Bond Index Fund	725,951,944	18,741,995	(109,276,301)	(1,808,126)	(6,205,990)	627,403,522	63,760,520	14,290,245	—
iShares U.S. Intermediate Government Bond Index Fund	1,427,131,462	163,869,506	(99,890,816)	(3,427,123)	(12,801,276)	1,474,881,753	152,206,579	20,352,851	—
iShares U.S. Long Credit Bond Index Fund	159,548,136	22,337,145	(11,315,317)	(1,013,379)	(7,929,594)	161,626,991	17,859,336	3,975,831	—
iShares U.S. Long Government Bond Index Fund	466,063,329	31,294,998	(31,505,149)	(7,784,545)	(22,503,353)	435,565,280	54,788,086	8,553,701	—
iShares U.S. Securitized Bond Index Fund	1,123,185,653	47,500,283	(98,873,950)	(7,494,126)	(20,078,479)	1,044,239,381	112,647,182	19,358,247	—
Large Cap Index Master Portfolio	1,709,963,882	—	(236,390,410)(a)(c)	5,287,322	209,753,054	1,688,613,848	$1,688,613,848	11,668,864	—
Master Small Cap Index Series	169,246,417	—	(18,995,940)(a)(c)	5,753,391	(3,903,368)	152,100,500	$152,100,500	1,010,430	—
				$ 3,230,185	$ 149,072,668	$ 7,255,427,702		$ 101,740,026	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
4
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Index Retirement Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 1,018,967,401	$ —	$ —	$ 1,018,967,401
Fixed-Income Funds	4,311,782,790	—	—	4,311,782,790
Money Market Funds	83,963,163	—	—	83,963,163
	$5,414,713,354	$—	$—	5,414,713,354
Investments Valued at NAV(a)				1,840,714,348
				$ 7,255,427,702

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments
5

Schedule of Investments (unaudited)
June 30, 2024
BlackRock LifePath® Index 2025 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 41.5%
iShares Core MSCI Total International Stock ETF	12,474,460	$ 842,774,518
iShares Developed Real Estate Index Fund, Class K	15,831,726	144,385,337
Large Cap Index Master Portfolio	$1,603,374,772	1,603,374,772
Master Small Cap Index Series	$141,184,993	141,184,993
		2,731,719,620
Fixed-Income Funds — 58.5%
iShares TIPS Bond ETF	4,824,057	515,112,806
iShares U.S. Intermediate Credit Bond Index Fund	64,293,423	632,647,287
iShares U.S. Intermediate Government Bond Index Fund	125,610,792	1,217,168,570
iShares U.S. Long Credit Bond Index Fund	15,658,112	141,705,910
iShares U.S. Long Government Bond Index Fund	52,124,881	414,392,805
iShares U.S. Securitized Bond Index Fund	100,334,949	930,104,978
		3,851,132,356

Security	Shares	Value
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(b)	10,711,771	$ 10,711,771
Total Investments — 100.1% (Cost: $5,567,868,907)		6,593,563,747
Liabilities in Excess of Other Assets — (0.1)%		(7,113,022)
Net Assets — 100.0%		$ 6,586,450,725

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 1,224 (b)	$ —	$ (1,224)	$ —	$ —	—	$ 1,670 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	10,791,524	—	(79,753)(b)	—	—	10,711,771	10,711,771	222,253	—
iShares Core MSCI Total International Stock ETF	916,841,013	22,332,584	(133,096,306)	17,364,607	19,332,620	842,774,518	12,474,460	12,561,830	—
iShares Developed Real Estate Index Fund, Class K	154,749,575	3,059,695	(6,995,202)	(574,774)	(5,853,957)	144,385,337	15,831,726	1,380,087	—
iShares TIPS Bond ETF	507,938,406	35,973,527	(25,408,396)	(4,889,547)	1,498,816	515,112,806	4,824,057	7,110,127	—
iShares U.S. Intermediate Credit Bond Index Fund	678,953,128	55,280,545	(94,106,962)	(1,518,674)	(5,960,750)	632,647,287	64,293,423	14,171,434	—
iShares U.S. Intermediate Government Bond Index Fund	1,038,493,290	247,590,997	(57,217,362)	(1,946,849)	(9,751,506)	1,217,168,570	125,610,792	15,270,122	—
iShares U.S. Long Credit Bond Index Fund	156,807,838	7,109,087	(13,588,927)	(1,319,780)	(7,302,308)	141,705,910	15,658,112	3,820,779	—
iShares U.S. Long Government Bond Index Fund	460,577,596	22,223,679	(38,608,030)	(9,598,910)	(20,201,530)	414,392,805	52,124,881	8,467,307	—
iShares U.S. Securitized Bond Index Fund	931,476,716	69,521,401	(47,817,937)	(3,605,081)	(19,470,121)	930,104,978	100,334,949	16,656,073	—
Large Cap Index Master Portfolio	1,637,576,104	—	(242,568,454)(b)(d)	5,138,392	203,228,730	1,603,374,772	$1,603,374,772	11,316,515	—
Master Small Cap Index Series	156,302,229	—	(16,987,693)(b)(d)	5,267,415	(3,396,958)	141,184,993	$141,184,993	935,952	—
				$ 4,315,575	$ 152,123,036	$ 6,593,563,747		$ 91,914,149	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
6
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Index 2025 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 987,159,855	$ —	$ —	$ 987,159,855
Fixed-Income Funds	3,851,132,356	—	—	3,851,132,356
Money Market Funds	10,711,771	—	—	10,711,771
	$4,849,003,982	$—	$—	4,849,003,982
Investments Valued at NAV(a)				1,744,559,765
				$ 6,593,563,747

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments
7

Schedule of Investments (unaudited)
June 30, 2024
BlackRock LifePath® Index 2030 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 54.5%
iShares Core MSCI Total International Stock ETF(b)	31,414,571	$ 2,122,368,417
iShares Developed Real Estate Index Fund, Class K	33,828,392	308,514,937
Large Cap Index Master Portfolio	$3,974,070,300	3,974,070,300
Master Small Cap Index Series	$303,046,227	303,046,227
		6,707,999,881
Fixed-Income Funds — 45.4%
iShares TIPS Bond ETF	8,045,523	859,100,946
iShares U.S. Intermediate Credit Bond Index Fund	115,901,905	1,140,474,748
iShares U.S. Intermediate Government Bond Index Fund	115,000,945	1,114,359,154
iShares U.S. Long Credit Bond Index Fund	43,178,338	390,763,962
iShares U.S. Long Government Bond Index Fund	96,396,412	766,351,479
iShares U.S. Securitized Bond Index Fund	141,322,361	1,310,058,291
		5,581,108,580

Security	Shares	Value
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(d)	254,373	$ 254,449
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)	8,377,878	8,377,878
		8,632,327
Total Investments — 100.0% (Cost: $9,907,547,187)		12,297,740,788
Liabilities in Excess of Other Assets — 0.0%		(4,045,552)
Net Assets — 100.0%		$ 12,293,695,236

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 4,216,678	$ —	$ (3,946,783)(a)	$ (13,807)	$ (1,639)	$ 254,449	254,373	$ 21,478 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	26,965,384	—	(18,587,506)(a)	—	—	8,377,878	8,377,878	381,409	—
iShares Core MSCI Total International Stock ETF	2,198,895,551	54,803,942	(220,547,658)	23,960,940	65,255,642	2,122,368,417	31,414,571	31,498,619	—
iShares Developed Real Estate Index Fund, Class K	322,067,992	5,383,435	(5,525,398)	(472,754)	(12,938,338)	308,514,937	33,828,392	2,921,216	—
iShares TIPS Bond ETF	794,589,298	85,026,022	(15,079,292)	(3,091,639)	(2,343,443)	859,100,946	8,045,523	11,671,293	—
iShares U.S. Intermediate Credit Bond Index Fund	815,270,319	351,823,887	(17,236,612)	(285,803)	(9,097,043)	1,140,474,748	115,901,905	18,544,192	—
iShares U.S. Intermediate Government Bond Index Fund	1,152,014,796	54,235,431	(78,779,964)	(2,792,357)	(10,318,752)	1,114,359,154	115,000,945	16,432,370	—
iShares U.S. Long Credit Bond Index Fund	487,929,647	15,912,219	(86,044,949)	(10,722,074)	(16,310,881)	390,763,962	43,178,338	12,146,759	—
iShares U.S. Long Government Bond Index Fund	692,978,811	132,764,395	(13,473,969)	(3,311,921)	(42,605,837)	766,351,479	96,396,412	13,715,010	—
iShares U.S. Securitized Bond Index Fund	1,249,593,226	115,867,158	(24,125,062)	(1,783,674)	(29,493,357)	1,310,058,291	141,322,361	22,931,758	—
Large Cap Index Master Portfolio	3,830,413,454	—	(352,971,668)(a)(c)	12,364,413	484,264,101	3,974,070,300	$3,974,070,300	27,062,449	—
Master Small Cap Index Series	294,405,688	5,102,026 (a)(c)	—	11,157,098	(7,618,585)	303,046,227	$303,046,227	1,849,258	—
				$ 25,008,422	$ 418,791,868	$ 12,297,740,788		$ 159,175,811	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
8
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Index 2030 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,430,883,354	$ —	$ —	$ 2,430,883,354
Fixed-Income Funds	5,581,108,580	—	—	5,581,108,580
Money Market Funds	8,632,327	—	—	8,632,327
	$8,020,624,261	$—	$—	8,020,624,261
Investments Valued at NAV(a)				4,277,116,527
				$ 12,297,740,788

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments
9

Schedule of Investments (unaudited)
June 30, 2024
BlackRock LifePath® Index 2035 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 66.4%
iShares Core MSCI Total International Stock ETF(b)	30,116,587	$ 2,034,676,618
iShares Developed Real Estate Index Fund, Class K	33,208,221	302,858,973
Large Cap Index Master Portfolio	$3,748,078,729	3,748,078,729
Master Small Cap Index Series	$263,256,229	263,256,229
		6,348,870,549
Fixed-Income Funds — 33.4%
iShares TIPS Bond ETF(b)	5,335,392	569,713,158
iShares U.S. Intermediate Credit Bond Index Fund	49,897,674	490,993,108
iShares U.S. Intermediate Government Bond Index Fund	62,562,558	606,231,189
iShares U.S. Long Credit Bond Index Fund	42,118,690	381,174,141
iShares U.S. Long Government Bond Index Fund	52,872,474	420,336,168
iShares U.S. Securitized Bond Index Fund	78,816,611	730,629,984
		3,199,077,748

Security	Shares	Value
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(d)	5,401,548	$ 5,403,168
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)	21,413,506	21,413,506
		26,816,674
Total Investments — 100.1% (Cost: $7,614,915,041)		9,574,764,971
Liabilities in Excess of Other Assets — (0.1)%		(11,593,029)
Net Assets — 100.0%		$ 9,563,171,942

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,010,537	$ 4,400,080 (a)	$ —	$ (7,369)	$ (80)	$ 5,403,168	5,401,548	$ 16,581 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	30,762,070	—	(9,348,564)(a)	—	—	21,413,506	21,413,506	463,250	—
iShares Core MSCI Total International Stock ETF	1,986,745,346	110,520,392	(145,716,450)	7,960,004	75,167,326	2,034,676,618	30,116,587	29,974,462	—
iShares Developed Real Estate Index Fund, Class K	295,713,851	22,572,590	(3,179,950)	(581,200)	(11,666,318)	302,858,973	33,208,221	2,756,390	—
iShares TIPS Bond ETF	503,360,944	76,148,760	(6,377,833)	(1,311,617)	(2,107,096)	569,713,158	5,335,392	7,665,425	—
iShares U.S. Intermediate Credit Bond Index Fund	389,346,265	110,518,765	(4,366,711)	(91,073)	(4,414,138)	490,993,108	49,897,674	8,933,884	—
iShares U.S. Intermediate Government Bond Index Fund	528,775,210	88,883,345	(5,451,719)	(220,557)	(5,755,090)	606,231,189	62,562,558	7,997,488	—
iShares U.S. Long Credit Bond Index Fund	370,780,858	34,716,025	(3,575,189)	(427,767)	(20,319,786)	381,174,141	42,118,690	9,494,628	—
iShares U.S. Long Government Bond Index Fund	380,252,240	74,870,303	(9,543,728)	(2,153,214)	(23,089,433)	420,336,168	52,872,474	7,536,843	—
iShares U.S. Securitized Bond Index Fund	658,005,770	98,200,456	(8,849,120)	(660,869)	(16,066,253)	730,629,984	78,816,611	12,532,234	—
Large Cap Index Master Portfolio	3,440,282,293	—	(149,813,958)(a)(c)	11,464,306	446,146,088	3,748,078,729	$3,748,078,729	24,980,305	—
Master Small Cap Index Series	224,095,551	36,884,946 (a)(c)	—	9,711,915	(7,436,183)	263,256,229	$263,256,229	1,500,943	—
				$ 23,682,559	$ 430,459,037	$ 9,574,764,971		$ 113,852,433	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
10
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Index 2035 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,337,535,591	$ —	$ —	$ 2,337,535,591
Fixed-Income Funds	3,199,077,748	—	—	3,199,077,748
Money Market Funds	26,816,674	—	—	26,816,674
	$5,563,430,013	$—	$—	5,563,430,013
Investments Valued at NAV(a)				4,011,334,958
				$ 9,574,764,971

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments
11

Schedule of Investments (unaudited)
June 30, 2024
BlackRock LifePath® Index 2040 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 77.6%
iShares Core MSCI Total International Stock ETF(b)	45,194,712	$ 3,053,354,743
iShares Developed Real Estate Index Fund, Class K	50,237,325	458,164,400
Large Cap Index Master Portfolio	$5,589,619,418	5,589,619,418
Master Small Cap Index Series	$378,997,200	378,997,200
		9,480,135,761
Fixed-Income Funds — 22.2%
iShares TIPS Bond ETF(b)	5,192,574	554,463,052
iShares U.S. Intermediate Credit Bond Index Fund	35,992,463	354,165,832
iShares U.S. Intermediate Government Bond Index Fund	39,031,503	378,215,264
iShares U.S. Long Credit Bond Index Fund	52,441,444	474,595,067
iShares U.S. Long Government Bond Index Fund	44,438,389	353,285,190
iShares U.S. Securitized Bond Index Fund	64,525,397	598,150,434
		2,712,874,839

Security	Shares	Value
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(d)	4,973,251	$ 4,974,743
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)	26,948,416	26,948,416
		31,923,159
Total Investments — 100.1% (Cost: $9,015,086,553)		12,224,933,759
Liabilities in Excess of Other Assets — (0.1)%		(9,559,534)
Net Assets — 100.0%		$ 12,215,374,225

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 17,533,403	$ —	$ (12,526,375)(a)	$ (27,131)	$ (5,154)	$ 4,974,743	4,973,251	$ 55,750 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	29,141,565	—	(2,193,149)(a)	—	—	26,948,416	26,948,416	539,338	—
iShares Core MSCI Total International Stock ETF	2,989,440,377	134,784,218	(195,337,881)	12,332,059	112,135,970	3,053,354,743	45,194,712	45,075,608	—
iShares Developed Real Estate Index Fund, Class K	447,459,821	35,690,831	(6,505,818)	(1,020,174)	(17,460,260)	458,164,400	50,237,325	4,178,435	—
iShares TIPS Bond ETF	477,594,408	85,314,162	(5,091,066)	(1,039,949)	(2,314,503)	554,463,052	5,192,574	7,437,240	—
iShares U.S. Intermediate Credit Bond Index Fund	267,289,582	92,270,716	(2,235,797)	(53,170)	(3,105,499)	354,165,832	35,992,463	6,242,244	—
iShares U.S. Intermediate Government Bond Index Fund	293,893,372	90,088,562	(2,342,656)	(94,775)	(3,329,239)	378,215,264	39,031,503	4,611,202	—
iShares U.S. Long Credit Bond Index Fund	465,178,520	51,609,973	(16,630,913)	(1,388,712)	(24,173,801)	474,595,067	52,441,444	11,753,059	—
iShares U.S. Long Government Bond Index Fund	314,485,905	65,792,800	(6,023,019)	(1,352,304)	(19,618,192)	353,285,190	44,438,389	6,233,981	—
iShares U.S. Securitized Bond Index Fund	535,612,041	81,453,998	(5,256,142)	(390,949)	(13,268,514)	598,150,434	64,525,397	10,217,675	—
Large Cap Index Master Portfolio	5,153,013,693	—	(245,515,924)(a)(c)	17,084,389	665,037,260	5,589,619,418	$5,589,619,418	37,241,822	—
Master Small Cap Index Series	297,642,374	79,531,979 (a)(c)	—	13,658,316	(11,835,469)	378,997,200	$378,997,200	2,040,552	—
				$ 37,707,600	$ 682,062,599	$ 12,224,933,759		$ 135,626,906	$ —

(a)	Represents net amount purchased (sold).
12
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Index 2040 Fund

(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,511,519,143	$ —	$ —	$ 3,511,519,143
Fixed-Income Funds	2,712,874,839	—	—	2,712,874,839
Money Market Funds	31,923,159	—	—	31,923,159
	$6,256,317,141	$—	$—	6,256,317,141
Investments Valued at NAV(a)				5,968,616,618
				$ 12,224,933,759

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments
13

Schedule of Investments (unaudited)
June 30, 2024
BlackRock LifePath® Index 2045 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 88.0%
iShares Core MSCI Total International Stock ETF	35,379,319	$ 2,390,226,792
iShares Developed Real Estate Index Fund, Class K	39,494,625	360,190,984
Large Cap Index Master Portfolio	$4,341,500,887	4,341,500,887
Master Small Cap Index Series	$291,484,426	291,484,426
		7,383,403,089
Fixed-Income Funds — 11.8%
iShares TIPS Bond ETF	2,266,901	242,059,689
iShares U.S. Intermediate Credit Bond Index Fund	5,880,168	57,860,848
iShares U.S. Intermediate Government Bond Index Fund	4,582,634	44,405,720
iShares U.S. Long Credit Bond Index Fund	37,449,377	338,916,861
iShares U.S. Long Government Bond Index Fund	12,273,096	97,571,116
iShares U.S. Securitized Bond Index Fund	22,239,240	206,157,758
		986,971,992

Security	Shares	Value
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(b)	20,895,861	$ 20,895,861
Total Investments — 100.1% (Cost: $6,212,628,332)		8,391,270,942
Liabilities in Excess of Other Assets — (0.1)%		(5,004,599)
Net Assets — 100.0%		$ 8,386,266,343

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 6,868,742	$ —	$ (6,848,293)(b)	$ (20,457)	$ 8	$ —	—	$ 31,608 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	18,889,377	2,006,484 (b)	—	—	—	20,895,861	20,895,861	421,758	—
iShares Core MSCI Total International Stock ETF	2,250,547,431	166,498,527	(122,241,003)	3,706,998	91,714,839	2,390,226,792	35,379,319	35,337,421	—
iShares Developed Real Estate Index Fund, Class K	333,488,900	42,716,292	(2,497,325)	(509,637)	(13,007,246)	360,190,984	39,494,625	3,235,869	—
iShares TIPS Bond ETF	197,081,625	47,972,345	(1,634,190)	(345,901)	(1,014,190)	242,059,689	2,266,901	3,164,644	—
iShares U.S. Intermediate Credit Bond Index Fund	28,720,000	29,809,212	(325,992)	(7,027)	(335,345)	57,860,848	5,880,168	751,325	—
iShares U.S. Intermediate Government Bond Index Fund	14,112,667	30,740,045	(238,672)	(3,989)	(204,331)	44,405,720	4,582,634	355,903	—
iShares U.S. Long Credit Bond Index Fund	329,927,491	29,719,594	(2,380,900)	(284,872)	(18,064,452)	338,916,861	37,449,377	8,437,535	—
iShares U.S. Long Government Bond Index Fund	64,671,133	38,239,819	(628,697)	(152,863)	(4,558,276)	97,571,116	12,273,096	1,492,857	—
iShares U.S. Securitized Bond Index Fund	169,443,881	42,529,464	(1,454,463)	(117,727)	(4,243,397)	206,157,758	22,239,240	3,367,814	—
Large Cap Index Master Portfolio	3,866,914,226	—	(46,708,624)(b)(d)	13,115,050	508,180,235	4,341,500,887	$4,341,500,887	28,541,629	—
Master Small Cap Index Series	202,484,078	88,152,228 (b)(d)	—	10,158,227	(9,310,107)	291,484,426	$291,484,426	1,454,366	—
				$ 25,537,802	$ 549,157,738	$ 8,391,270,942		$ 86,592,729	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

14
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Index 2045 Fund

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,750,417,776	$ —	$ —	$ 2,750,417,776
Fixed-Income Funds	986,971,992	—	—	986,971,992
Money Market Funds	20,895,861	—	—	20,895,861
	$3,758,285,629	$—	$—	3,758,285,629
Investments Valued at NAV(a)				4,632,985,313
				$ 8,391,270,942

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments
15

Schedule of Investments (unaudited)
June 30, 2024
BlackRock LifePath® Index 2050 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 95.4%
iShares Core MSCI Total International Stock ETF(b)	40,419,350	$ 2,730,731,286
iShares Developed Real Estate Index Fund, Class K	41,714,604	380,437,193
Large Cap Index Master Portfolio	$4,945,081,630	4,945,081,630
Master Small Cap Index Series	$330,421,031	330,421,031
		8,386,671,140
Fixed-Income Funds — 4.4%
iShares TIPS Bond ETF(b)	1,049,459	112,061,232
iShares U.S. Long Credit Bond Index Fund	29,347,252	265,592,627
iShares U.S. Long Government Bond Index Fund	1,737,422	13,812,507
		391,466,366

Security	Shares	Value
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(d)	43,781,852	$ 43,794,986
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)	21,383,701	21,383,701
		65,178,687
Total Investments — 100.5% (Cost: $6,388,903,069)		8,843,316,193
Liabilities in Excess of Other Assets — (0.5)%		(48,253,647)
Net Assets — 100.0%		$ 8,795,062,546

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,769,472	$ 42,045,785 (a)	$ —	$ (16,028)	$ (4,243)	$ 43,794,986	43,781,852	$ 22,690 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	19,180,803	2,202,898 (a)	—	—	—	21,383,701	21,383,701	435,591	—
iShares Core MSCI Total International Stock ETF	2,548,319,527	218,553,548	(143,967,011)	3,723,363	104,101,859	2,730,731,286	40,419,350	40,116,490	—
iShares Developed Real Estate Index Fund, Class K	347,817,462	50,132,596	(3,454,429)	(644,310)	(13,414,126)	380,437,193	41,714,604	3,385,704	—
iShares TIPS Bond ETF	83,610,452	30,598,201	(1,552,813)	(318,163)	(276,445)	112,061,232	1,049,459	1,375,233	—
iShares U.S. Long Credit Bond Index Fund	214,684,913	70,356,287	(6,704,331)	(591,132)	(12,153,110)	265,592,627	29,347,252	5,981,399	—
iShares U.S. Long Government Bond Index Fund	7,353,312	7,095,583	(107,409)	(25,441)	(503,538)	13,812,507	1,737,422	171,897	—
Large Cap Index Master Portfolio	4,365,601,299	—	(9,061,114)(a)(c)	14,819,395	573,722,050	4,945,081,630	$4,945,081,630	32,196,287	—
Master Small Cap Index Series	220,419,348	109,497,972 (a)(c)	—	11,317,766	(10,814,055)	330,421,031	$330,421,031	1,601,541	—
				$ 28,265,450	$ 640,658,392	$ 8,843,316,193		$ 85,286,832	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
16
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Index 2050 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,111,168,479	$ —	$ —	$ 3,111,168,479
Fixed-Income Funds	391,466,366	—	—	391,466,366
Money Market Funds	65,178,687	—	—	65,178,687
	$3,567,813,532	$—	$—	3,567,813,532
Investments Valued at NAV(a)				5,275,502,661
				$ 8,843,316,193

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments
17

Schedule of Investments (unaudited)
June 30, 2024
BlackRock LifePath® Index 2055 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 98.5%
iShares Core MSCI Total International Stock ETF	27,379,764	$ 1,849,776,855
iShares Developed Real Estate Index Fund, Class K	27,253,440	248,551,370
Large Cap Index Master Portfolio	$3,345,627,335	3,345,627,335
Master Small Cap Index Series	$222,811,558	222,811,558
		5,666,767,118
Fixed-Income Funds — 1.3%
iShares TIPS Bond ETF	176,764	18,874,860
iShares U.S. Long Credit Bond Index Fund	6,314,893	57,149,780
		76,024,640

Security	Shares	Value
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(b)	14,423,887	$ 14,423,887
Total Investments — 100.0% (Cost: $4,290,625,731)		5,757,215,645
Liabilities in Excess of Other Assets — 0.0%		(2,629,299)
Net Assets — 100.0%		$ 5,754,586,346

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 474 (b)	$ —	$ (474)	$ —	$ —	—	$ 667 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	9,994,833	4,429,054 (b)	—	—	—	14,423,887	14,423,887	293,839	—
iShares Core MSCI Total International Stock ETF	1,678,566,464	193,264,595	(94,377,072)	(1,548,931)	73,871,799	1,849,776,855	27,379,764	27,084,026	—
iShares Developed Real Estate Index Fund, Class K	220,563,126	38,749,353	(1,848,831)	(368,411)	(8,543,867)	248,551,370	27,253,440	2,197,122	—
iShares TIPS Bond ETF	14,929,071	4,924,586	(877,532)	(165,319)	64,054	18,874,860	176,764	246,005	—
iShares U.S. Long Credit Bond Index Fund	38,389,336	23,611,424	(2,316,502)	(192,438)	(2,342,040)	57,149,780	6,314,893	1,175,642	—
Large Cap Index Master Portfolio	2,878,081,887	74,546,029 (b)(d)	—	9,934,582	383,064,837	3,345,627,335	$3,345,627,335	21,527,862	—
Master Small Cap Index Series	143,368,915	79,163,260 (b)(d)	—	7,614,679	(7,335,296)	222,811,558	$222,811,558	1,066,223	—
				$ 15,273,688	$ 438,779,487	$ 5,757,215,645		$ 53,591,386	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,098,328,225	$ —	$ —	$ 2,098,328,225
18
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Index 2055 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Fixed-Income Funds	$ 76,024,640	$ —	$ —	$ 76,024,640
Money Market Funds	14,423,887	—	—	14,423,887
	$2,188,776,752	$—	$—	2,188,776,752
Investments Valued at NAV(a)				3,568,438,893
				$ 5,757,215,645

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments
19

Schedule of Investments (unaudited)
June 30, 2024
BlackRock LifePath® Index 2060 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 98.8%
iShares Core MSCI Total International Stock ETF(b)	15,533,752	$ 1,049,460,285
iShares Developed Real Estate Index Fund, Class K	15,332,381	139,831,311
Large Cap Index Master Portfolio	$1,897,621,657	1,897,621,657
Master Small Cap Index Series	$126,119,241	126,119,241
		3,213,032,494
Fixed-Income Funds — 1.0%
iShares TIPS Bond ETF	49,596	5,295,861
iShares U.S. Long Credit Bond Index Fund	3,075,333	27,831,765
		33,127,626

Security	Shares	Value
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(d)	928,594	$ 928,873
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)	8,771,302	8,771,302
		9,700,175
Total Investments — 100.1% (Cost: $2,583,784,884)		3,255,860,295
Liabilities in Excess of Other Assets — (0.1)%		(3,355,286)
Net Assets — 100.0%		$ 3,252,505,009

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 9,219,336	$ —	$ (8,284,429)(a)	$ (6,078)	$ 44	$ 928,873	928,594	$ 8,101 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	5,240,870	3,530,432 (a)	—	—	—	8,771,302	8,771,302	190,914	—
iShares Core MSCI Total International Stock ETF	895,236,530	154,849,039	(40,343,973)	(1,471,692)	41,190,381	1,049,460,285	15,533,752	15,257,692	—
iShares Developed Real Estate Index Fund, Class K	119,026,419	25,953,323	(413,465)	(90,445)	(4,644,521)	139,831,311	15,332,381	1,205,440	—
iShares TIPS Bond ETF	3,803,856	1,526,793	(13,524)	(2,864)	(18,400)	5,295,861	49,596	65,135	—
iShares U.S. Long Credit Bond Index Fund	24,010,756	5,284,210	(82,886)	(9,917)	(1,370,398)	27,831,765	3,075,333	654,710	—
Large Cap Index Master Portfolio	1,540,066,537	141,217,665 (a)(c)	—	5,507,917	210,829,538	1,897,621,657	$1,897,621,657	11,873,500	—
Master Small Cap Index Series	76,711,374	49,292,501 (a)(c)	—	4,298,026	(4,182,660)	126,119,241	$126,119,241	586,836	—
				$ 8,224,947	$ 241,803,984	$ 3,255,860,295		$ 29,842,328	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 1,189,291,596	$ —	$ —	$ 1,189,291,596
20
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Index 2060 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Fixed-Income Funds	$ 33,127,626	$ —	$ —	$ 33,127,626
Money Market Funds	9,700,175	—	—	9,700,175
	$1,232,119,397	$—	$—	1,232,119,397
Investments Valued at NAV(a)				2,023,740,898
				$ 3,255,860,295

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments
21

Schedule of Investments (unaudited)
June 30, 2024
BlackRock LifePath® Index 2065 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 98.7%
iShares Core MSCI Total International Stock ETF	3,609,605	$ 243,864,914
iShares Developed Real Estate Index Fund, Class K	3,580,635	32,655,395
Large Cap Index Master Portfolio	$441,294,861	441,294,861
Master Small Cap Index Series	$29,452,352	29,452,352
		747,267,522
Fixed-Income Funds — 1.0%
iShares TIPS Bond ETF	7,880	841,426
iShares U.S. Long Credit Bond Index Fund	745,912	6,750,505
		7,591,931

Security	Shares	Value
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(b)	1,504,283	$ 1,504,283
Total Investments — 99.9% (Cost: $635,553,231)		756,363,736
Other Assets Less Liabilities — 0.1%		384,210
Net Assets — 100.0%		$ 756,747,946

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 4,465,231	$ —	$ (4,465,234)(b)	$ (16)	$ 19	$ —	—	$ 182 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,099,192	405,091 (b)	—	—	—	1,504,283	1,504,283	52,806	—
iShares Core MSCI Total International Stock ETF	184,503,335	58,863,917	(8,086,887)	(469,031)	9,053,580	243,864,914	3,609,605	3,503,451	—
iShares Developed Real Estate Index Fund, Class K	24,472,199	9,126,514	—	—	(943,318)	32,655,395	3,580,635	266,582	—
iShares TIPS Bond ETF	651,604	193,933	—	—	(4,111)	841,426	7,880	11,170	—
iShares U.S. Long Credit Bond Index Fund	5,006,516	2,041,217	—	—	(297,228)	6,750,505	745,912	146,565	—
Large Cap Index Master Portfolio	317,978,282	75,894,157 (b)(d)	—	1,226,535	46,195,887	441,294,861	$441,294,861	2,608,132	—
Master Small Cap Index Series	15,784,288	13,615,541 (b)(d)	—	1,005,327	(952,804)	29,452,352	$29,452,352	131,578	—
				$ 1,762,815	$ 53,052,025	$ 756,363,736		$ 6,720,466	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 276,520,309	$ —	$ —	$ 276,520,309
22
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
BlackRock LifePath® Index 2065 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Fixed-Income Funds	$ 7,591,931	$ —	$ —	$ 7,591,931
Money Market Funds	1,504,283	—	—	1,504,283
	$285,616,523	$—	$—	285,616,523
Investments Valued at NAV(a)				470,747,213
				$ 756,363,736

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments
23

Statements of Assets and Liabilities (unaudited)
June 30, 2024

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2025 Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 7,255,427,702	$ 6,593,563,747	$ 12,297,740,788	$ 9,574,764,971
Cash	—	—	—	1,474
Receivables:
Investments sold	46,386,260	117,611,459	174,689,524	71,490,155
Securities lending income — affiliated	2,364	—	905	599
Capital shares sold	2,167,536	3,010,695	7,000,105	4,475,068
Dividends — affiliated	9,535,457	8,531,902	12,574,798	7,115,463
Total assets	7,313,519,319	6,722,717,803	12,492,006,120	9,657,847,730
LIABILITIES
Collateral on securities loaned	72,288,160	—	253,299	5,409,700
Payables:
Investments purchased	57,775,226	127,795,522	189,645,434	82,093,269
Administration fees	325,736	224,725	496,735	320,034
Capital shares redeemed	6,133,560	7,998,428	7,247,623	6,636,638
Income dividend distributions	68,454	70,066	90,126	71,343
Investment advisory fees	94,254	82,189	109,175	54,624
Trustees’ and Officer’s fees	13,148	11,559	19,555	14,074
Professional fees	51,343	52,121	50,332	45,058
Service fees	406,795	32,468	398,605	31,048
Total liabilities	137,156,676	136,267,078	198,310,884	94,675,788
Commitments and contingent liabilities
NET ASSETS	$ 7,176,362,643	$ 6,586,450,725	$ 12,293,695,236	$ 9,563,171,942
NET ASSETS CONSIST OF
Paid-in capital	$ 5,714,878,442	$ 5,351,287,142	$ 9,626,156,780	$ 7,500,654,075
Accumulated earnings	1,461,484,201	1,235,163,583	2,667,538,456	2,062,517,867
NET ASSETS	$ 7,176,362,643	$ 6,586,450,725	$ 12,293,695,236	$ 9,563,171,942
(a) Investments, at cost—affiliated	$6,066,796,863	$5,567,868,907	$9,907,547,187	$7,614,915,041
(b) Securities loaned, at value	$70,985,292	$—	$248,013	$5,279,792
24
2024 BlackRock Semi-Annual Financial Statements

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2024

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2025 Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund
NET ASSET VALUE
Institutional
Net assets	$ 367,020,135	$ 190,290,981	$ 580,187,754	$ 234,104,709
Shares outstanding	26,784,741	12,296,121	34,353,615	12,614,874
Net asset value	$ 13.70	$ 15.48	$ 16.89	$ 18.56
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor A
Net assets	$ 127,115,216	$ 59,009,525	$ 146,387,998	$ 89,191,698
Shares outstanding	9,298,526	3,822,007	8,679,549	4,824,565
Net asset value	$ 13.67	$ 15.44	$ 16.87	$ 18.49
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor P
Net assets	$ 1,835,939,070	$ 99,084,444	$ 1,795,764,754	$ 62,766,962
Shares outstanding	134,446,238	6,433,933	106,570,132	3,403,045
Net asset value	$ 13.66	$ 15.40	$ 16.85	$ 18.44
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class K
Net assets	$ 4,846,288,222	$ 6,238,065,775	$ 9,771,354,730	$ 9,177,108,573
Shares outstanding	353,822,491	402,815,082	579,002,633	494,874,218
Net asset value	$ 13.70	$ 15.49	$ 16.88	$ 18.54
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Statements of Assets and Liabilities
25

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2024

	BlackRock LifePath® Index 2040 Fund	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 12,224,933,759	$ 8,391,270,942	$ 8,843,316,193	$ 5,757,215,645
Cash	—	—	1,335	—
Receivables:
Investments sold	101,636,074	77,660,292	68,318,130	38,839,586
Securities lending income — affiliated	1,154	—	1,297	127
Capital shares sold	8,713,871	7,132,849	7,071,860	5,606,044
Dividends — affiliated	6,032,743	2,264,555	1,038,198	251,851
Total assets	12,341,317,601	8,478,328,638	8,919,747,013	5,801,913,253
LIABILITIES
Collateral on securities loaned	4,991,856	—	43,814,660	—
Payables:
Investments purchased	114,012,457	86,598,542	75,452,384	42,845,610
Administration fees	491,828	278,562	314,950	191,577
Capital shares redeemed	5,895,153	5,031,326	4,839,833	4,180,344
Income dividend distributions	83,400	64,672	54,937	33,516
Investment advisory fees	41,474	15,601	16,055	11,946
Trustees’ and Officer’s fees	17,923	11,673	12,201	7,778
Professional fees	51,141	40,140	39,923	39,068
Service fees	358,144	21,779	139,524	17,068
Total liabilities	125,943,376	92,062,295	124,684,467	47,326,907
Commitments and contingent liabilities
NET ASSETS	$ 12,215,374,225	$ 8,386,266,343	$ 8,795,062,546	$ 5,754,586,346
NET ASSETS CONSIST OF
Paid-in capital	$ 8,963,572,245	$ 6,273,170,802	$ 6,420,814,731	$ 4,342,119,160
Accumulated earnings	3,251,801,980	2,113,095,541	2,374,247,815	1,412,467,186
NET ASSETS	$ 12,215,374,225	$ 8,386,266,343	$ 8,795,062,546	$ 5,754,586,346
(a) Investments, at cost—affiliated	$9,015,086,553	$6,212,628,332	$6,388,903,069	$4,290,625,731
(b) Securities loaned, at value	$4,884,080	$—	$42,869,396	$—
26
2024 BlackRock Semi-Annual Financial Statements

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2024

	BlackRock LifePath® Index 2040 Fund	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund
NET ASSET VALUE
Institutional
Net assets	$ 746,018,421	$ 196,831,020	$ 199,154,057	$ 171,357,186
Shares outstanding	37,301,581	9,133,887	8,836,496	7,363,276
Net asset value	$ 20.00	$ 21.55	$ 22.54	$ 23.27
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor A
Net assets	$ 118,058,283	$ 77,299,385	$ 92,429,895	$ 69,114,875
Shares outstanding	5,921,826	3,599,816	4,117,092	2,980,677
Net asset value	$ 19.94	$ 21.47	$ 22.45	$ 23.19
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor P
Net assets	$ 1,645,125,903	$ 27,977,464	$ 596,971,580	$ 14,847,419
Shares outstanding	82,596,820	1,305,674	26,614,564	641,263
Net asset value	$ 19.92	$ 21.43	$ 22.43	$ 23.15
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class K
Net assets	$ 9,706,171,618	$ 8,084,158,474	$ 7,906,507,014	$ 5,499,266,866
Shares outstanding	485,283,634	374,712,466	350,786,685	236,188,362
Net asset value	$ 20.00	$ 21.57	$ 22.54	$ 23.28
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Statements of Assets and Liabilities
27

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2024

	BlackRock LifePath® Index 2060 Fund	BlackRock LifePath® Index 2065 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 3,255,860,295	$ 756,363,736
Receivables:
Investments sold	20,685,871	4,151,066
Securities lending income — affiliated	104	—
Capital shares sold	5,555,033	2,146,202
Dividends — affiliated	130,517	31,326
Total assets	3,282,231,820	762,692,330
LIABILITIES
Collateral on securities loaned	931,500	—
Payables:
Investments purchased	25,753,928	5,280,591
Administration fees	105,733	23,182
Capital shares redeemed	2,872,906	613,827
Income dividend distributions	1,938	31
Investment advisory fees	7,253	1,690
Trustees’ and Officer’s fees	4,517	1,206
Professional fees	40,374	21,345
Service fees	8,662	2,512
Total liabilities	29,726,811	5,944,384
Commitments and contingent liabilities
NET ASSETS	$ 3,252,505,009	$ 756,747,946
NET ASSETS CONSIST OF
Paid-in capital	$ 2,609,820,941	$ 650,467,462
Accumulated earnings	642,684,068	106,280,484
NET ASSETS	$ 3,252,505,009	$ 756,747,946
(a) Investments, at cost—affiliated	$2,583,784,884	$635,553,231
(b) Securities loaned, at value	$912,060	$—
28
2024 BlackRock Semi-Annual Financial Statements

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2024

	BlackRock LifePath® Index 2060 Fund	BlackRock LifePath® Index 2065 Fund
NET ASSET VALUE
Institutional
Net assets	$ 73,711,982	$ 29,795,277
Shares outstanding	3,548,018	2,040,750
Net asset value	$ 20.78	$ 14.60
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Investor A
Net assets	$ 24,095,019	$ 3,663,400
Shares outstanding	1,164,016	251,475
Net asset value	$ 20.70	$ 14.57
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Investor P
Net assets	$ 20,104,120	$ 9,507,325
Shares outstanding	972,165	652,864
Net asset value	$ 20.68	$ 14.56
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Class K
Net assets	$ 3,134,593,888	$ 713,781,944
Shares outstanding	150,791,709	48,870,498
Net asset value	$ 20.79	$ 14.61
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
See notes to financial statements.
Statements of Assets and Liabilities
29

Statements of Operations (unaudited)
Six Months Ended June 30, 2024

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2025 Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund
INVESTMENT INCOME
Dividends — affiliated	$89,045,378	$79,660,012	$130,242,626	$87,354,604
Interest — unaffiliated	1,477	547	5,048	1,640
Securities lending income — affiliated — net	15,354	1,670	21,478	16,581
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	12,356,787	11,943,744	28,197,984	25,833,028
Interest — affiliated	614,437	591,874	1,378,977	1,254,004
Expenses	(299,632)	(290,612)	(682,958)	(622,055)
Fees waived	7,702	7,461	17,704	16,271
Total investment income	101,741,503	91,914,696	159,180,859	113,854,073
EXPENSES
Service — class specific	2,470,563	219,528	2,429,351	220,484
Administration — class specific	2,033,997	1,404,075	3,020,745	1,924,908
Investment advisory	1,810,831	1,640,947	2,993,639	2,281,450
Trustees and Officer	28,822	26,062	44,092	33,609
Professional	11,472	11,468	11,474	11,468
Miscellaneous	4,142	4,320	5,637	4,135
Total expenses	6,359,827	3,306,400	8,504,938	4,476,054
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(1,281,016)	(1,191,856)	(2,425,722)	(2,026,733)
Total expenses after fees waived and/or reimbursed	5,078,811	2,114,544	6,079,216	2,449,321
Net investment income	96,662,692	89,800,152	153,101,643	111,404,752
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(7,810,528)	(6,090,232)	1,486,911	2,506,338
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	11,040,713	10,405,807	23,521,511	21,176,221
	3,230,185	4,315,575	25,008,422	23,682,559
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(56,777,018)	(47,708,736)	(57,853,648)	(8,250,868)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	205,849,686	199,831,772	476,645,516	438,709,905
	149,072,668	152,123,036	418,791,868	430,459,037
Net realized and unrealized gain	152,302,853	156,438,611	443,800,290	454,141,596
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$248,965,545	$246,238,763	$596,901,933	$565,546,348
See notes to financial statements.
30
2024 BlackRock Semi-Annual Financial Statements

Statements of Operations (unaudited) (continued)
Six Months Ended June 30, 2024

	BlackRock LifePath® Index 2040 Fund	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund
INVESTMENT INCOME
Dividends — affiliated	$96,288,782	$56,565,126	$51,466,314	$30,996,634
Interest — unaffiliated	445	9	2,860	5
Securities lending income — affiliated — net	55,750	31,608	22,690	667
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	38,325,265	29,265,041	32,973,803	22,042,449
Interest — affiliated	1,848,040	1,404,324	1,578,552	1,055,542
Expenses	(914,940)	(691,688)	(775,115)	(517,707)
Fees waived	24,009	18,318	20,588	13,801
Total investment income	135,627,351	86,592,738	85,289,692	53,591,391
EXPENSES
Administration — class specific	2,947,705	1,660,250	1,869,009	1,133,058
Investment advisory	2,915,116	1,976,335	2,063,282	1,336,904
Service — class specific	2,181,030	166,087	860,142	120,496
Trustees and Officer	42,182	29,093	30,295	20,493
Professional	11,474	11,468	11,474	11,468
Miscellaneous	4,156	4,155	4,182	3,634
Total expenses	8,101,663	3,847,388	4,838,384	2,626,053
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(2,750,405)	(1,943,487)	(2,030,801)	(1,312,346)
Total expenses after fees waived and/or reimbursed	5,351,258	1,903,901	2,807,583	1,313,707
Net investment income	130,276,093	84,688,837	82,482,109	52,277,684
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	6,964,895	2,264,525	2,128,289	(2,275,573)
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	30,742,705	23,273,277	26,137,161	17,549,261
	37,707,600	25,537,802	28,265,450	15,273,688
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	28,860,808	50,287,610	77,750,397	63,049,946
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	653,201,791	498,870,128	562,907,995	375,729,541
	682,062,599	549,157,738	640,658,392	438,779,487
Net realized and unrealized gain	719,770,199	574,695,540	668,923,842	454,053,175
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$850,046,292	$659,384,377	$751,405,951	$506,330,859
See notes to financial statements.
Statements of Operations
31

Statements of Operations (unaudited) (continued)
Six Months Ended June 30, 2024

	BlackRock LifePath® Index 2060 Fund	BlackRock LifePath® Index 2065 Fund
INVESTMENT INCOME
Dividends — affiliated	$17,373,891	$3,980,574
Interest — unaffiliated	282	229
Securities lending income — affiliated — net	8,101	182
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	12,155,283	2,672,100
Interest — affiliated	581,631	128,524
Expenses	(284,203)	(62,624)
Fees waived	7,625	1,710
Total investment income	29,842,610	6,720,695
EXPENSES
Investment advisory	736,161	161,574
Administration — class specific	617,010	138,415
Service — class specific	57,450	14,507
Trustees and Officer	12,463	5,045
Professional	11,474	11,474
Miscellaneous	2,240	2,134
Total expenses	1,436,798	333,149
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(725,985)	(170,534)
Total expenses after fees waived and/or reimbursed	710,813	162,615
Net investment income	29,131,797	6,558,080
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(1,580,996)	(469,047)
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	9,805,943	2,231,862
	8,224,947	1,762,815
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	35,157,106	7,808,942
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	206,646,878	45,243,083
	241,803,984	53,052,025
Net realized and unrealized gain	250,028,931	54,814,840
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$279,160,728	$61,372,920
See notes to financial statements.
32
2024 BlackRock Semi-Annual Financial Statements

Statements of Changes in Net Assets

	BlackRock LifePath® Index Retirement Fund		BlackRock LifePath® Index 2025 Fund
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$96,662,692	$191,768,687	$89,800,152	$170,573,344
Net realized gain (loss)	3,230,185	(30,629,404)	4,315,575	(27,645,582)
Net change in unrealized appreciation (depreciation)	149,072,668	624,594,815	152,123,036	588,054,139
Net increase in net assets resulting from operations	248,965,545	785,734,098	246,238,763	730,981,901
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(72,774)	(10,223,948)	(33,342)	(5,123,462)
Investor A	(25,260)	(3,848,742)	(10,361)	(2,330,354)
Investor P	(365,295)	(45,864,323)	(17,429)	(2,229,345)
Class K	(961,853)	(134,241,176)	(1,093,572)	(162,510,198)
Decrease in net assets resulting from distributions to shareholders	(1,425,182)	(194,178,189)	(1,154,704)	(172,193,359)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(546,933,502)	(292,939,095)	(303,290,655)	124,607,650
NET ASSETS
Total increase (decrease) in net assets	(299,393,139)	298,616,814	(58,206,596)	683,396,192
Beginning of period	7,475,755,782	7,177,138,968	6,644,657,321	5,961,261,129
End of period	$7,176,362,643	$7,475,755,782	$6,586,450,725	$6,644,657,321

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
33

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Index 2030 Fund		BlackRock LifePath® Index 2035 Fund
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$153,101,643	$284,887,271	$111,404,752	$200,274,783
Net realized gain (loss)	25,008,422	(20,480,527)	23,682,559	(34,633,923)
Net change in unrealized appreciation (depreciation)	418,791,868	1,221,224,290	430,459,037	1,023,059,855
Net increase in net assets resulting from operations	596,901,933	1,485,631,034	565,546,348	1,188,700,715
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(89,029)	(13,993,241)	(28,345)	(5,060,258)
Investor A	(22,519)	(4,228,293)	(10,838)	(2,787,538)
Investor P	(276,365)	(40,531,735)	(7,646)	(1,112,467)
Class K	(1,501,124)	(229,373,478)	(1,113,148)	(193,568,281)
Decrease in net assets resulting from distributions to shareholders	(1,889,037)	(288,126,747)	(1,159,977)	(202,528,544)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(152,269,042)	583,146,361	215,851,948	1,001,777,744
NET ASSETS
Total increase in net assets	442,743,854	1,780,650,648	780,238,319	1,987,949,915
Beginning of period	11,850,951,382	10,070,300,734	8,782,933,623	6,794,983,708
End of period	$12,293,695,236	$11,850,951,382	$9,563,171,942	$8,782,933,623

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
34
2024 BlackRock Semi-Annual Financial Statements

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Index 2040 Fund		BlackRock LifePath® Index 2045 Fund
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$130,276,093	$244,720,033	$84,688,837	$155,531,950
Net realized gain (loss)	37,707,600	(26,258,451)	25,537,802	(33,763,505)
Net change in unrealized appreciation (depreciation)	682,062,599	1,476,990,041	549,157,738	1,058,526,845
Net increase in net assets resulting from operations	850,046,292	1,695,451,623	659,384,377	1,180,295,290
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(109,784)	(16,023,854)	(25,110)	(3,883,846)
Investor A	(17,430)	(3,179,228)	(9,888)	(2,323,774)
Investor P	(243,157)	(32,550,636)	(3,591)	(413,015)
Class K	(1,428,051)	(196,216,726)	(1,030,860)	(150,872,423)
Decrease in net assets resulting from distributions to shareholders	(1,798,422)	(247,970,444)	(1,069,449)	(157,493,058)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	120,523,683	962,192,598	264,224,520	1,006,740,812
NET ASSETS
Total increase in net assets	968,771,553	2,409,673,777	922,539,448	2,029,543,044
Beginning of period	11,246,602,672	8,836,928,895	7,463,726,895	5,434,183,851
End of period	$12,215,374,225	$11,246,602,672	$8,386,266,343	$7,463,726,895

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
35

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Index 2050 Fund		BlackRock LifePath® Index 2055 Fund
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$82,482,109	$153,897,993	$52,277,684	$95,250,522
Net realized gain (loss)	28,265,450	(40,475,685)	15,273,688	(27,725,933)
Net change in unrealized appreciation (depreciation)	640,658,392	1,165,710,483	438,779,487	738,219,372
Net increase in net assets resulting from operations	751,405,951	1,279,132,791	506,330,859	805,743,961
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(24,787)	(3,702,022)	(18,018)	(3,025,753)
Investor A	(11,551)	(2,286,356)	(7,300)	(1,609,664)
Investor P	(74,767)	(10,347,919)	(1,586)	(196,417)
Class K	(984,604)	(139,758,220)	(578,955)	(91,608,848)
Decrease in net assets resulting from distributions to shareholders	(1,095,709)	(156,094,517)	(605,859)	(96,440,682)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	249,273,273	1,074,339,524	265,305,744	904,445,659
NET ASSETS
Total increase in net assets	999,583,515	2,197,377,798	771,030,744	1,613,748,938
Beginning of period	7,795,479,031	5,598,101,233	4,983,555,602	3,369,806,664
End of period	$8,795,062,546	$7,795,479,031	$5,754,586,346	$4,983,555,602

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
36
2024 BlackRock Semi-Annual Financial Statements

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Index 2060 Fund		BlackRock LifePath® Index 2065 Fund
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$29,131,797	$48,977,849	$6,558,080	$9,415,819
Net realized gain (loss)	8,224,947	(16,143,848)	1,762,815	(3,460,208)
Net change in unrealized appreciation (depreciation)	241,803,984	376,174,688	53,052,025	71,341,029
Net increase in net assets resulting from operations	279,160,728	409,008,689	61,372,920	77,296,640
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(769)	(1,174,119)	(26)	(376,163)
Investor A	(253)	(467,483)	(3)	(40,465)
Investor P	(211)	(264,158)	(9)	(117,538)
Class K	(32,694)	(47,430,629)	(634)	(8,949,590)
Decrease in net assets resulting from distributions to shareholders	(33,927)	(49,336,389)	(672)	(9,483,756)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	308,281,625	715,605,350	145,219,173	232,390,864
NET ASSETS
Total increase in net assets	587,408,426	1,075,277,650	206,591,421	300,203,748
Beginning of period	2,665,096,583	1,589,818,933	550,156,525	249,952,777
End of period	$3,252,505,009	$2,665,096,583	$756,747,946	$550,156,525

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
37

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$13.24	$12.20	$14.79	$14.24	$13.05	$11.55
Net investment income(a)	0.18	0.34	0.31	0.31	0.26	0.37
Net realized and unrealized gain (loss)	0.28	1.05	(2.57)	0.66	1.30	1.44
Net increase (decrease) from investment operations	0.46	1.39	(2.26)	0.97	1.56	1.81
Distributions(b)
From net investment income	(0.00)(c)	(0.35)	(0.31)	(0.31)	(0.27)	(0.30)
From net realized gain	—	—	(0.02)	(0.11)	(0.10)	(0.01)
Total distributions	—	(0.35)	(0.33)	(0.42)	(0.37)	(0.31)
Net asset value, end of period	$13.70	$13.24	$12.20	$14.79	$14.24	$13.05
Total Return(d)
Based on net asset value	3.49%(e)	11.49%	(15.31)%	6.86%	12.16%	15.84%
Ratios to Average Net Assets(f)
Total expenses	0.15%(g)	0.15%	0.16%	0.17%	0.18%	0.17%(h)
Total expenses after fees waived and/or reimbursed	0.11%(g)	0.11%	0.11%	0.11%	0.11%	0.12%(h)
Net investment income	2.71%(g)	2.67%	2.35%	2.11%	1.98%	2.92%
Supplemental Data
Net assets, end of period (000)	$367,020	$375,484	$380,959	$533,068	$546,055	$532,913
Portfolio turnover rate	5%(i)	16%(i)	71%(i)	9%(i)	20%(j)	13%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.17% and 0.12%, respectively.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
38
2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)
	Investor A
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$13.23	$12.19	$14.77	$14.22	$13.04	$11.54
Net investment income(a)	0.16	0.30	0.27	0.27	0.23	0.34
Net realized and unrealized gain (loss)	0.28	1.05	(2.55)	0.67	1.29	1.45
Net increase (decrease) from investment operations	0.44	1.35	(2.28)	0.94	1.52	1.79
Distributions(b)
From net investment income	(0.00)(c)	(0.31)	(0.28)	(0.28)	(0.24)	(0.28)
From net realized gain	—	—	(0.02)	(0.11)	(0.10)	(0.01)
Total distributions	—	(0.31)	(0.30)	(0.39)	(0.34)	(0.29)
Net asset value, end of period	$13.67	$13.23	$12.19	$14.77	$14.22	$13.04
Total Return(d)
Based on net asset value	3.35%(e)	11.22%	(15.48)%	6.60%	11.81%	15.60%
Ratios to Average Net Assets(f)
Total expenses	0.40%(g)	0.40%	0.41%	0.42%	0.43%	0.47%(h)
Total expenses after fees waived and/or reimbursed	0.36%(g)	0.36%	0.36%	0.36%	0.36%	0.37%(h)
Net investment income	2.42%(g)	2.40%	2.10%	1.85%	1.72%	2.67%
Supplemental Data
Net assets, end of period (000)	$127,115	$148,579	$171,553	$232,876	$256,714	$306,254
Portfolio turnover rate	5%(i)	16%(i)	71%(i)	9%(i)	20%(j)	13%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.47% and 0.37%, respectively.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
Financial Highlights
39

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)
	Investor P
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$13.21	$12.18	$14.76	$14.21	$13.02	$11.53
Net investment income(a)	0.16	0.31	0.27	0.27	0.23	0.34
Net realized and unrealized gain (loss)	0.29	1.03	(2.55)	0.67	1.30	1.43
Net increase (decrease) from investment operations	0.45	1.34	(2.28)	0.94	1.53	1.77
Distributions(b)
From net investment income	(0.00)(c)	(0.31)	(0.28)	(0.28)	(0.24)	(0.27)
From net realized gain	—	—	(0.02)	(0.11)	(0.10)	(0.01)
Total distributions	—	(0.31)	(0.30)	(0.39)	(0.34)	(0.28)
Net asset value, end of period	$13.66	$13.21	$12.18	$14.76	$14.21	$13.02
Total Return(d)
Based on net asset value	3.43%(e)	11.15%	(15.49)%	6.61%	11.90%	15.52%
Ratios to Average Net Assets(f)
Total expenses	0.40%(g)	0.40%	0.41%	0.42%	0.43%	0.42%(h)
Total expenses after fees waived and/or reimbursed	0.36%(g)	0.36%	0.36%	0.36%	0.36%	0.37%(h)
Net investment income	2.46%(g)	2.42%	2.11%	1.86%	1.73%	2.67%
Supplemental Data
Net assets, end of period (000)	$1,835,939	$1,882,404	$1,912,268	$2,580,045	$2,590,635	$2,547,420
Portfolio turnover rate	5%(i)	16%(i)	71%(i)	9%(i)	20%(j)	13%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.41% and 0.37%, respectively.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
40
2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)
	Class K
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$13.23	$12.20	$14.78	$14.23	$13.04	$11.54
Net investment income(a)	0.18	0.35	0.32	0.32	0.27	0.38
Net realized and unrealized gain (loss)	0.29	1.03	(2.56)	0.66	1.30	1.44
Net increase (decrease) from investment operations	0.47	1.38	(2.24)	0.98	1.57	1.82
Distributions(b)
From net investment income	(0.00)(c)	(0.35)	(0.32)	(0.32)	(0.28)	(0.31)
From net realized gain	—	—	(0.02)	(0.11)	(0.10)	(0.01)
Total distributions	—	(0.35)	(0.34)	(0.43)	(0.38)	(0.32)
Net asset value, end of period	$13.70	$13.23	$12.20	$14.78	$14.23	$13.04
Total Return(d)
Based on net asset value	3.57%(e)	11.47%	(15.20)%	6.92%	12.22%	15.90%
Ratios to Average Net Assets(f)
Total expenses	0.10%(g)	0.10%	0.11%	0.12%	0.12%	0.11%(h)
Total expenses after fees waived and/or reimbursed	0.06%(g)	0.06%	0.06%	0.06%	0.06%	0.07%(h)
Net investment income	2.75%(g)	2.73%	2.43%	2.17%	2.03%	2.96%
Supplemental Data
Net assets, end of period (000)	$4,846,288	$5,069,289	$4,712,358	$5,739,227	$5,307,443	$4,462,412
Portfolio turnover rate	5%(i)	16%(i)	71%(i)	9%(i)	20%(j)	13%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.11% and 0.07%, respectively.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
Financial Highlights
41

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2025 Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$14.92	$13.64	$16.61	$15.64	$14.24	$12.35
Net investment income(a)	0.20	0.38	0.34	0.35	0.28	0.37
Net realized and unrealized gain (loss)	0.36	1.29	(2.96)	1.03	1.46	1.94
Net increase (decrease) from investment operations	0.56	1.67	(2.62)	1.38	1.74	2.31
Distributions(b)
From net investment income	(0.00)(c)	(0.39)	(0.34)	(0.34)	(0.28)	(0.36)
From net realized gain	—	—	(0.01)	(0.07)	(0.06)	(0.06)
Total distributions	—	(0.39)	(0.35)	(0.41)	(0.34)	(0.42)
Net asset value, end of period	$15.48	$14.92	$13.64	$16.61	$15.64	$14.24
Total Return(d)
Based on net asset value	3.77%(e)	12.34%	(15.81)%	8.89%	12.44%	18.84%
Ratios to Average Net Assets(f)
Total expenses	0.15%(g)	0.15%	0.16%	0.17%	0.17%	0.16%
Total expenses after fees waived and/or reimbursed	0.11%(g)	0.11%	0.11%	0.11%	0.10%	0.11%
Net investment income	2.70%(g)	2.67%	2.35%	2.12%	1.94%	2.69%
Supplemental Data
Net assets, end of period (000)	$190,291	$193,923	$183,575	$227,070	$220,702	$189,202
Portfolio turnover rate	7%(h)	16%(h)	64%(h)	11%(h)	16%(i)	11%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
42
2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2025 Fund (continued)
	Investor A
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$14.90	$13.62	$16.58	$15.62	$14.22	$12.33
Net investment income(a)	0.17	0.34	0.30	0.30	0.24	0.32
Net realized and unrealized gain (loss)	0.37	1.29	(2.95)	1.03	1.47	1.96
Net increase (decrease) from investment operations	0.54	1.63	(2.65)	1.33	1.71	2.28
Distributions(b)
From net investment income	(0.00)(c)	(0.35)	(0.30)	(0.30)	(0.25)	(0.33)
From net realized gain	—	—	(0.01)	(0.07)	(0.06)	(0.06)
Total distributions	—	(0.35)	(0.31)	(0.37)	(0.31)	(0.39)
Net asset value, end of period	$15.44	$14.90	$13.62	$16.58	$15.62	$14.22
Total Return(d)
Based on net asset value	3.64%(e)	12.07%	(16.01)%	8.55%	12.18%	18.59%
Ratios to Average Net Assets(f)
Total expenses	0.40%(g)	0.40%	0.41%	0.42%	0.41%	0.42%
Total expenses after fees waived and/or reimbursed	0.36%(g)	0.36%	0.36%	0.36%	0.35%	0.36%
Net investment income	2.32%(g)	2.39%	2.07%	1.84%	1.69%	2.37%
Supplemental Data
Net assets, end of period (000)	$59,010	$89,103	$105,643	$148,954	$167,418	$157,606
Portfolio turnover rate	7%(h)	16%(h)	64%(h)	11%(h)	16%(i)	11%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
Financial Highlights
43

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2025 Fund (continued)
	Investor P
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$14.86	$13.59	$16.55	$15.59	$14.20	$12.32
Net investment income(a)	0.18	0.34	0.31	0.31	0.24	0.35
Net realized and unrealized gain (loss)	0.36	1.28	(2.96)	1.03	1.46	1.93
Net increase (decrease) from investment operations	0.54	1.62	(2.65)	1.34	1.70	2.28
Distributions(b)
From net investment income	(0.00)(c)	(0.35)	(0.30)	(0.31)	(0.25)	(0.34)
From net realized gain	—	—	(0.01)	(0.07)	(0.06)	(0.06)
Total distributions	—	(0.35)	(0.31)	(0.38)	(0.31)	(0.40)
Net asset value, end of period	$15.40	$14.86	$13.59	$16.55	$15.59	$14.20
Total Return(d)
Based on net asset value	3.65%(e)	12.04%	(16.03)%	8.60%	12.15%	18.60%
Ratios to Average Net Assets(f)
Total expenses	0.40%(g)	0.40%	0.41%	0.42%	0.42%	0.41%
Total expenses after fees waived and/or reimbursed	0.36%(g)	0.36%	0.36%	0.36%	0.35%	0.36%
Net investment income	2.46%(g)	2.42%	2.11%	1.93%	1.72%	2.59%
Supplemental Data
Net assets, end of period (000)	$99,084	$96,241	$87,150	$100,306	$63,916	$34,190
Portfolio turnover rate	7%(h)	16%(h)	64%(h)	11%(h)	16%(i)	11%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
44
2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2025 Fund (continued)
	Class K
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$14.92	$13.64	$16.61	$15.64	$14.25	$12.35
Net investment income(a)	0.21	0.39	0.35	0.36	0.29	0.36
Net realized and unrealized gain (loss)	0.36	1.28	(2.96)	1.03	1.45	1.97
Net increase (decrease) from investment operations	0.57	1.67	(2.61)	1.39	1.74	2.33
Distributions(b)
From net investment income	(0.00)(c)	(0.39)	(0.35)	(0.35)	(0.29)	(0.37)
From net realized gain	—	—	(0.01)	(0.07)	(0.06)	(0.06)
Total distributions	—	(0.39)	(0.36)	(0.42)	(0.35)	(0.43)
Net asset value, end of period	$15.49	$14.92	$13.64	$16.61	$15.64	$14.25
Total Return(d)
Based on net asset value	3.84%(e)	12.40%	(15.77)%	8.94%	12.42%	18.98%
Ratios to Average Net Assets(f)
Total expenses	0.10%(g)	0.10%	0.11%	0.12%	0.12%	0.10%
Total expenses after fees waived and/or reimbursed	0.06%(g)	0.06%	0.06%	0.06%	0.05%	0.06%
Net investment income	2.75%(g)	2.73%	2.41%	2.19%	2.00%	2.68%
Supplemental Data
Net assets, end of period (000)	$6,238,066	$6,265,390	$5,584,893	$6,505,877	$5,458,799	$4,134,270
Portfolio turnover rate	7%(h)	16%(h)	64%(h)	11%(h)	16%(i)	11%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
Financial Highlights
45

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$16.08	$14.40	$17.68	$16.30	$14.72	$12.57
Net investment income(a)	0.21	0.40	0.35	0.37	0.28	0.37
Net realized and unrealized gain (loss)	0.60	1.68	(3.27)	1.47	1.60	2.25
Net increase (decrease) from investment operations	0.81	2.08	(2.92)	1.84	1.88	2.62
Distributions(b)
From net investment income	(0.00)(c)	(0.40)	(0.34)	(0.37)	(0.28)	(0.38)
From net realized gain	—	—	(0.02)	(0.09)	(0.02)	(0.09)
Total distributions	—	(0.40)	(0.36)	(0.46)	(0.30)	(0.47)
Net asset value, end of period	$16.89	$16.08	$14.40	$17.68	$16.30	$14.72
Total Return(d)
Based on net asset value	5.05%(e)	14.58%	(16.49)%	11.35%	13.05%	21.00%
Ratios to Average Net Assets(f)
Total expenses	0.15%(g)	0.15%	0.16%	0.16%	0.16%	0.17%
Total expenses after fees waived and/or reimbursed	0.11%(g)	0.11%	0.11%	0.10%	0.10%	0.11%
Net investment income	2.56%(g)	2.60%	2.26%	2.14%	1.91%	2.66%
Supplemental Data
Net assets, end of period (000)	$580,188	$555,486	$504,974	$661,550	$610,774	$561,902
Portfolio turnover rate	7%(h)	10%(h)	50%(h)	9%(h)	14%(i)	14%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
46
2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)
	Investor A
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$16.08	$14.40	$17.68	$16.29	$14.72	$12.56
Net investment income(a)	0.18	0.35	0.31	0.32	0.24	0.33
Net realized and unrealized gain (loss)	0.61	1.69	(3.27)	1.48	1.60	2.26
Net increase (decrease) from investment operations	0.79	2.04	(2.96)	1.80	1.84	2.59
Distributions(b)
From net investment income	(0.00)(c)	(0.36)	(0.30)	(0.32)	(0.25)	(0.34)
From net realized gain	—	—	(0.02)	(0.09)	(0.02)	(0.09)
Total distributions	—	(0.36)	(0.32)	(0.41)	(0.27)	(0.43)
Net asset value, end of period	$16.87	$16.08	$14.40	$17.68	$16.29	$14.72
Total Return(d)
Based on net asset value	4.93%(e)	14.29%	(16.71)%	11.13%	12.70%	20.81%
Ratios to Average Net Assets(f)
Total expenses	0.40%(g)	0.40%	0.41%	0.41%	0.42%	0.47%
Total expenses after fees waived and/or reimbursed	0.36%(g)	0.36%	0.35%	0.35%	0.35%	0.36%
Net investment income	2.22%(g)	2.33%	1.99%	1.85%	1.65%	2.36%
Supplemental Data
Net assets, end of period (000)	$146,388	$175,082	$180,699	$235,293	$251,040	$343,033
Portfolio turnover rate	7%(h)	10%(h)	50%(h)	9%(h)	14%(i)	14%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
Financial Highlights
47

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)
	Investor P
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$16.06	$14.39	$17.66	$16.28	$14.71	$12.56
Net investment income(a)	0.19	0.36	0.31	0.32	0.24	0.33
Net realized and unrealized gain (loss)	0.60	1.67	(3.26)	1.47	1.60	2.25
Net increase (decrease) from investment operations	0.79	2.03	(2.95)	1.79	1.84	2.58
Distributions(b)
From net investment income	(0.00)(c)	(0.36)	(0.30)	(0.32)	(0.25)	(0.34)
From net realized gain	—	—	(0.02)	(0.09)	(0.02)	(0.09)
Total distributions	—	(0.36)	(0.32)	(0.41)	(0.27)	(0.43)
Net asset value, end of period	$16.85	$16.06	$14.39	$17.66	$16.28	$14.71
Total Return(d)
Based on net asset value	4.94%(e)	14.23%	(16.68)%	11.08%	12.70%	20.72%
Ratios to Average Net Assets(f)
Total expenses	0.40%(g)	0.40%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.36%(g)	0.36%	0.35%	0.35%	0.35%	0.36%
Net investment income	2.30%(g)	2.35%	2.00%	1.88%	1.66%	2.35%
Supplemental Data
Net assets, end of period (000)	$1,795,765	$1,791,479	$1,683,132	$2,196,216	$2,104,701	$2,003,430
Portfolio turnover rate	7%(h)	10%(h)	50%(h)	9%(h)	14%(i)	14%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
48
2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)
	Class K
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$16.06	$14.39	$17.66	$16.28	$14.71	$12.56
Net investment income(a)	0.21	0.41	0.36	0.38	0.29	0.38
Net realized and unrealized gain (loss)	0.61	1.67	(3.26)	1.47	1.59	2.25
Net increase (decrease) from investment operations	0.82	2.08	(2.90)	1.85	1.88	2.63
Distributions(b)
From net investment income	(0.00)(c)	(0.41)	(0.35)	(0.38)	(0.29)	(0.39)
From net realized gain	—	—	(0.02)	(0.09)	(0.02)	(0.09)
Total distributions	—	(0.41)	(0.37)	(0.47)	(0.31)	(0.48)
Net asset value, end of period	$16.88	$16.06	$14.39	$17.66	$16.28	$14.71
Total Return(d)
Based on net asset value	5.12%(e)	14.57%	(16.41)%	11.42%	13.05%	21.08%
Ratios to Average Net Assets(f)
Total expenses	0.10%(g)	0.10%	0.11%	0.11%	0.11%	0.10%
Total expenses after fees waived and/or reimbursed	0.06%(g)	0.06%	0.06%	0.05%	0.05%	0.06%
Net investment income	2.61%(g)	2.67%	2.34%	2.22%	1.97%	2.70%
Supplemental Data
Net assets, end of period (000)	$9,771,355	$9,328,904	$7,701,495	$8,345,340	$6,511,647	$4,892,278
Portfolio turnover rate	7%(h)	10%(h)	50%(h)	9%(h)	14%(i)	14%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
Financial Highlights
49

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$17.46	$15.36	$18.96	$17.07	$15.33	$12.88
Net investment income(a)	0.21	0.41	0.36	0.40	0.28	0.40
Net realized and unrealized gain (loss)	0.89	2.10	(3.59)	1.94	1.76	2.55
Net increase (decrease) from investment operations	1.10	2.51	(3.23)	2.34	2.04	2.95
Distributions(b)
From net investment income	(0.00)(c)	(0.41)	(0.35)	(0.39)	(0.28)	(0.39)
From net realized gain	—	—	(0.02)	(0.06)	(0.02)	(0.11)
Total distributions	—	(0.41)	(0.37)	(0.45)	(0.30)	(0.50)
Net asset value, end of period	$18.56	$17.46	$15.36	$18.96	$17.07	$15.33
Total Return(d)
Based on net asset value	6.31%(e)	16.51%	(17.06)%	13.78%	13.58%	23.08%
Ratios to Average Net Assets(f)
Total expenses	0.15%(g)	0.16%	0.16%	0.16%	0.16%	0.15%
Total expenses after fees waived and/or reimbursed	0.11%(g)	0.11%	0.10%	0.10%	0.10%	0.10%
Net investment income	2.40%(g)	2.53%	2.18%	2.17%	1.89%	2.73%
Supplemental Data
Net assets, end of period (000)	$234,105	$210,653	$176,179	$197,919	$164,602	$148,827
Portfolio turnover rate	5%(h)	8%(h)	39%(h)	9%(h)	10%(i)	13%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
50
2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)
	Investor A
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$17.42	$15.32	$18.91	$17.03	$15.29	$12.85
Net investment income(a)	0.17	0.37	0.31	0.34	0.25	0.35
Net realized and unrealized gain (loss)	0.90	2.10	(3.57)	1.94	1.76	2.56
Net increase (decrease) from investment operations	1.07	2.47	(3.26)	2.28	2.01	2.91
Distributions(b)
From net investment income	(0.00)(c)	(0.37)	(0.31)	(0.34)	(0.25)	(0.36)
From net realized gain	—	—	(0.02)	(0.06)	(0.02)	(0.11)
Total distributions	—	(0.37)	(0.33)	(0.40)	(0.27)	(0.47)
Net asset value, end of period	$18.49	$17.42	$15.32	$18.91	$17.03	$15.29
Total Return(d)
Based on net asset value	6.16%(e)	16.26%	(17.27)%	13.46%	13.34%	22.77%
Ratios to Average Net Assets(f)
Total expenses	0.40%(g)	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.36%(g)	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.94%(g)	2.26%	1.91%	1.83%	1.64%	2.45%
Supplemental Data
Net assets, end of period (000)	$89,192	$128,043	$119,861	$154,072	$168,305	$158,773
Portfolio turnover rate	5%(h)	8%(h)	39%(h)	9%(h)	10%(i)	13%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
Financial Highlights
51

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)
	Investor P
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$17.38	$15.28	$18.88	$17.00	$15.27	$12.84
Net investment income(a)	0.19	0.38	0.32	0.37	0.26	0.42
Net realized and unrealized gain (loss)	0.87	2.09	(3.59)	1.92	1.74	2.49
Net increase (decrease) from investment operations	1.06	2.47	(3.27)	2.29	2.00	2.91
Distributions(b)
From net investment income	(0.00)(c)	(0.37)	(0.31)	(0.35)	(0.25)	(0.37)
From net realized gain	—	—	(0.02)	(0.06)	(0.02)	(0.11)
Total distributions	—	(0.37)	(0.33)	(0.41)	(0.27)	(0.48)
Net asset value, end of period	$18.44	$17.38	$15.28	$18.88	$17.00	$15.27
Total Return(d)
Based on net asset value	6.11%(e)	16.31%	(17.34)%	13.52%	13.32%	22.79%
Ratios to Average Net Assets(f)
Total expenses	0.40%(g)	0.41%	0.41%	0.41%	0.41%	0.43%
Total expenses after fees waived and/or reimbursed	0.36%(g)	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.17%(g)	2.30%	1.95%	2.02%	1.72%	2.85%
Supplemental Data
Net assets, end of period (000)	$62,767	$52,819	$41,439	$42,291	$24,416	$12,054
Portfolio turnover rate	5%(h)	8%(h)	39%(h)	9%(h)	10%(i)	13%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
52
2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)
	Class K
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$17.44	$15.34	$18.95	$17.06	$15.31	$12.87
Net investment income(a)	0.22	0.42	0.37	0.41	0.30	0.40
Net realized and unrealized gain (loss)	0.88	2.10	(3.60)	1.94	1.76	2.55
Net increase (decrease) from investment operations	1.10	2.52	(3.23)	2.35	2.06	2.95
Distributions(b)
From net investment income	(0.00)(c)	(0.42)	(0.36)	(0.40)	(0.29)	(0.40)
From net realized gain	—	—	(0.02)	(0.06)	(0.02)	(0.11)
Total distributions	—	(0.42)	(0.38)	(0.46)	(0.31)	(0.51)
Net asset value, end of period	$18.54	$17.44	$15.34	$18.95	$17.06	$15.31
Total Return(d)
Based on net asset value	6.32%(e)	16.59%	(17.07)%	13.84%	13.72%	23.08%
Ratios to Average Net Assets(f)
Total expenses	0.10%(g)	0.11%	0.11%	0.11%	0.11%	0.09%
Total expenses after fees waived and/or reimbursed	0.06%(g)	0.06%	0.05%	0.05%	0.05%	0.05%
Net investment income	2.45%(g)	2.60%	2.24%	2.24%	1.97%	2.74%
Supplemental Data
Net assets, end of period (000)	$9,177,109	$8,391,419	$6,457,504	$6,914,380	$5,157,576	$3,758,092
Portfolio turnover rate	5%(h)	8%(h)	39%(h)	9%(h)	10%(i)	13%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
Financial Highlights
53

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$18.61	$16.08	$19.99	$17.66	$15.78	$13.07
Net investment income(a)	0.21	0.42	0.35	0.41	0.29	0.40
Net realized and unrealized gain (loss)	1.18	2.53	(3.89)	2.40	1.89	2.84
Net increase (decrease) from investment operations	1.39	2.95	(3.54)	2.81	2.18	3.24
Distributions(b)
From net investment income	(0.00)(c)	(0.42)	(0.35)	(0.41)	(0.29)	(0.42)
From net realized gain	—	—	(0.02)	(0.07)	(0.01)	(0.11)
Total distributions	—	(0.42)	(0.37)	(0.48)	(0.30)	(0.53)
Net asset value, end of period	$20.00	$18.61	$16.08	$19.99	$17.66	$15.78
Total Return(d)
Based on net asset value	7.49%(e)	18.52%	(17.70)%	15.99%	14.04%	24.95%
Ratios to Average Net Assets(f)
Total expenses	0.16%(g)	0.16%	0.16%	0.16%	0.16%	0.17%
Total expenses after fees waived and/or reimbursed	0.11%(g)	0.11%	0.10%	0.10%	0.10%	0.10%
Net investment income	2.23%(g)	2.44%	2.05%	2.14%	1.87%	2.67%
Supplemental Data
Net assets, end of period (000)	$746,018	$707,256	$592,121	$733,350	$646,477	$577,303
Portfolio turnover rate	5%(h)	7%(h)	29%(h)	7%(h)	9%(i)	14%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
54
2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)
	Investor A
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$18.57	$16.05	$19.95	$17.63	$15.75	$13.05
Net investment income(a)	0.17	0.38	0.30	0.35	0.25	0.36
Net realized and unrealized gain (loss)	1.20	2.52	(3.88)	2.40	1.89	2.83
Net increase (decrease) from investment operations	1.37	2.90	(3.58)	2.75	2.14	3.19
Distributions(b)
From net investment income	(0.00)(c)	(0.38)	(0.30)	(0.36)	(0.25)	(0.38)
From net realized gain	—	—	(0.02)	(0.07)	(0.01)	(0.11)
Total distributions	—	(0.38)	(0.32)	(0.43)	(0.26)	(0.49)
Net asset value, end of period	$19.94	$18.57	$16.05	$19.95	$17.63	$15.75
Total Return(d)
Based on net asset value	7.39%(e)	18.20%	(17.90)%	15.67%	13.78%	24.62%
Ratios to Average Net Assets(f)
Total expenses	0.41%(g)	0.41%	0.41%	0.41%	0.42%	0.45%
Total expenses after fees waived and/or reimbursed	0.36%(g)	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.81%(g)	2.17%	1.77%	1.84%	1.61%	2.45%
Supplemental Data
Net assets, end of period (000)	$118,058	$147,637	$138,977	$179,444	$176,175	$240,112
Portfolio turnover rate	5%(h)	7%(h)	29%(h)	7%(h)	9%(i)	14%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
Financial Highlights
55

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)
	Investor P
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$18.56	$16.04	$19.94	$17.61	$15.74	$13.04
Net investment income(a)	0.19	0.38	0.31	0.36	0.25	0.35
Net realized and unrealized gain (loss)	1.17	2.52	(3.89)	2.40	1.88	2.84
Net increase (decrease) from investment operations	1.36	2.90	(3.58)	2.76	2.13	3.19
Distributions(b)
From net investment income	(0.00)(c)	(0.38)	(0.30)	(0.36)	(0.25)	(0.38)
From net realized gain	—	—	(0.02)	(0.07)	(0.01)	(0.11)
Total distributions	—	(0.38)	(0.32)	(0.43)	(0.26)	(0.49)
Net asset value, end of period	$19.92	$18.56	$16.04	$19.94	$17.61	$15.74
Total Return(d)
Based on net asset value	7.34%(e)	18.21%	(17.91)%	15.75%	13.73%	24.63%
Ratios to Average Net Assets(f)
Total expenses	0.41%(g)	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.36%(g)	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.97%(g)	2.18%	1.79%	1.89%	1.62%	2.39%
Supplemental Data
Net assets, end of period (000)	$1,645,126	$1,580,926	$1,411,638	$1,794,746	$1,621,834	$1,499,042
Portfolio turnover rate	5%(h)	7%(h)	29%(h)	7%(h)	9%(i)	14%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
56
2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)
	Class K
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$18.61	$16.08	$19.99	$17.66	$15.78	$13.07
Net investment income(a)	0.22	0.43	0.36	0.43	0.30	0.41
Net realized and unrealized gain (loss)	1.17	2.53	(3.90)	2.39	1.88	2.84
Net increase (decrease) from investment operations	1.39	2.96	(3.54)	2.82	2.18	3.25
Distributions(b)
From net investment income	(0.00)(c)	(0.43)	(0.35)	(0.42)	(0.29)	(0.43)
From net realized gain	—	—	(0.02)	(0.07)	(0.01)	(0.11)
Total distributions	—	(0.43)	(0.37)	(0.49)	(0.30)	(0.54)
Net asset value, end of period	$20.00	$18.61	$16.08	$19.99	$17.66	$15.78
Total Return(d)
Based on net asset value	7.49%(e)	18.58%	(17.65)%	16.05%	14.10%	25.01%
Ratios to Average Net Assets(f)
Total expenses	0.11%(g)	0.11%	0.11%	0.11%	0.11%	0.09%
Total expenses after fees waived and/or reimbursed	0.06%(g)	0.06%	0.05%	0.05%	0.05%	0.05%
Net investment income	2.29%(g)	2.51%	2.13%	2.23%	1.95%	2.77%
Supplemental Data
Net assets, end of period (000)	$9,706,172	$8,810,783	$6,694,192	$7,084,966	$5,352,212	$3,849,265
Portfolio turnover rate	5%(h)	7%(h)	29%(h)	7%(h)	9%(i)	14%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
Financial Highlights
57

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$19.85	$16.89	$21.04	$18.29	$16.25	$13.33
Net investment income(a)	0.22	0.43	0.35	0.43	0.29	0.42
Net realized and unrealized gain (loss)	1.48	2.96	(4.16)	2.81	2.05	3.04
Net increase (decrease) from investment operations	1.70	3.39	(3.81)	3.24	2.34	3.46
Distributions(b)
From net investment income	(0.00)(c)	(0.43)	(0.34)	(0.43)	(0.29)	(0.43)
From net realized gain	—	—	(0.00)(c)	(0.06)	(0.01)	(0.11)
Total distributions	—	(0.43)	(0.34)	(0.49)	(0.30)	(0.54)
Net asset value, end of period	$21.55	$19.85	$16.89	$21.04	$18.29	$16.25
Total Return(d)
Based on net asset value	8.58%(e)	20.24%	(18.10)%	17.76%	14.67%	26.14%
Ratios to Average Net Assets(f)
Total expenses	0.16%(g)	0.16%	0.16%	0.16%	0.16%	0.15%
Total expenses after fees waived and/or reimbursed	0.11%(g)	0.11%	0.10%	0.10%	0.10%	0.10%
Net investment income	2.11%(g)	2.35%	1.94%	2.16%	1.87%	2.78%
Supplemental Data
Net assets, end of period (000)	$196,831	$171,849	$146,616	$159,947	$132,688	$116,727
Portfolio turnover rate	4%(h)	6%(h)	16%(h)	7%(h)	7%(i)	12%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index
Master Portfolio.

See notes to financial statements.
58
2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)
	Investor A
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$19.80	$16.85	$20.99	$18.25	$16.22	$13.30
Net investment income(a)	0.16	0.39	0.30	0.36	0.25	0.39
Net realized and unrealized gain (loss)	1.51	2.95	(4.15)	2.81	2.04	3.03
Net increase (decrease) from investment operations	1.67	3.34	(3.85)	3.17	2.29	3.42
Distributions(b)
From net investment income	(0.00)(c)	(0.39)	(0.29)	(0.37)	(0.25)	(0.39)
From net realized gain	—	—	(0.00)(c)	(0.06)	(0.01)	(0.11)
Total distributions	—	(0.39)	(0.29)	(0.43)	(0.26)	(0.50)
Net asset value, end of period	$21.47	$19.80	$16.85	$20.99	$18.25	$16.22
Total Return(d)
Based on net asset value	8.45%(e)	19.93%	(18.31)%	17.44%	14.35%	25.91%
Ratios to Average Net Assets(f)
Total expenses	0.41%(g)	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.36%(g)	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.55%(g)	2.11%	1.68%	1.81%	1.62%	2.56%
Supplemental Data
Net assets, end of period (000)	$77,299	$115,975	$102,379	$121,865	$129,106	$120,718
Portfolio turnover rate	4%(h)	6%(h)	16%(h)	7%(h)	7%(i)	12%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index
Master Portfolio.

See notes to financial statements.
Financial Highlights
59

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)
	Investor P
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$19.76	$16.81	$20.95	$18.22	$16.20	$13.29
Net investment income(a)	0.19	0.40	0.31	0.40	0.28	0.44
Net realized and unrealized gain (loss)	1.48	2.94	(4.15)	2.77	2.01	2.98
Net increase (decrease) from investment operations	1.67	3.34	(3.84)	3.17	2.29	3.42
Distributions(b)
From net investment income	(0.00)(c)	(0.39)	(0.30)	(0.38)	(0.26)	(0.40)
From net realized gain	—	—	(0.00)(c)	(0.06)	(0.01)	(0.11)
Total distributions	—	(0.39)	(0.30)	(0.44)	(0.27)	(0.51)
Net asset value, end of period	$21.43	$19.76	$16.81	$20.95	$18.22	$16.20
Total Return(d)
Based on net asset value	8.47%(e)	20.00%	(18.33)%	17.44%	14.34%	25.91%
Ratios to Average Net Assets(f)
Total expenses	0.41%(g)	0.41%	0.41%	0.41%	0.41%	0.49%
Total expenses after fees waived and/or reimbursed	0.36%(g)	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.87%(g)	2.19%	1.75%	1.98%	1.75%	2.87%
Supplemental Data
Net assets, end of period (000)	$27,977	$23,549	$14,413	$12,722	$8,154	$3,376
Portfolio turnover rate	4%(h)	6%(h)	16%(h)	7%(h)	7%(i)	12%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index
Master Portfolio.

See notes to financial statements.
60
2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)
	Class K
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$19.86	$16.90	$21.05	$18.30	$16.27	$13.34
Net investment income(a)	0.22	0.45	0.36	0.45	0.31	0.42
Net realized and unrealized gain (loss)	1.49	2.95	(4.16)	2.80	2.03	3.06
Net increase (decrease) from investment operations	1.71	3.40	(3.80)	3.25	2.34	3.48
Distributions(b)
From net investment income	(0.00)(c)	(0.44)	(0.35)	(0.44)	(0.30)	(0.44)
From net realized gain	—	—	(0.00)(c)	(0.06)	(0.01)	(0.11)
Total distributions	—	(0.44)	(0.35)	(0.50)	(0.31)	(0.55)
Net asset value, end of period	$21.57	$19.86	$16.90	$21.05	$18.30	$16.27
Total Return(d)
Based on net asset value	8.62%(e)	20.29%	(18.05)%	17.81%	14.64%	26.25%
Ratios to Average Net Assets(f)
Total expenses	0.11%(g)	0.11%	0.11%	0.11%	0.11%	0.09%
Total expenses after fees waived and/or reimbursed	0.06%(g)	0.06%	0.05%	0.05%	0.05%	0.05%
Net investment income	2.15%(g)	2.44%	1.99%	2.24%	1.96%	2.80%
Supplemental Data
Net assets, end of period (000)	$8,084,158	$7,152,354	$5,170,776	$5,476,173	$3,948,559	$2,720,014
Portfolio turnover rate	4%(h)	6%(h)	16%(h)	7%(h)	7%(i)	12%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index
Master Portfolio.

See notes to financial statements.
Financial Highlights
61

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$20.59	$17.36	$21.69	$18.68	$16.55	$13.51
Net investment income(a)	0.21	0.43	0.34	0.44	0.30	0.43
Net realized and unrealized gain (loss)	1.74	3.23	(4.32)	3.04	2.13	3.15
Net increase (decrease) from investment operations	1.95	3.66	(3.98)	3.48	2.43	3.58
Distributions(b)
From net investment income	(0.00)(c)	(0.43)	(0.32)	(0.43)	(0.29)	(0.44)
From net realized gain	—	—	(0.03)	(0.04)	(0.01)	(0.10)
Total distributions	—	(0.43)	(0.35)	(0.47)	(0.30)	(0.54)
Net asset value, end of period	$22.54	$20.59	$17.36	$21.69	$18.68	$16.55
Total Return(d)
Based on net asset value	9.48%(e)	21.23%	(18.32)%	18.69%	14.98%	26.71%
Ratios to Average Net Assets(f)
Total expenses	0.16%(g)	0.16%	0.16%	0.16%	0.16%	0.15%
Total expenses after fees waived and/or reimbursed	0.11%(g)	0.11%	0.10%	0.10%	0.10%	0.10%
Net investment income	1.98%(g)	2.28%	1.82%	2.14%	1.88%	2.78%
Supplemental Data
Net assets, end of period (000)	$199,154	$174,129	$132,970	$161,630	$132,633	$111,105
Portfolio turnover rate	5%(h)	5%(h)	11%(h)	6%(h)	6%(i)	12%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
62
2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)
	Investor A
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$20.54	$17.31	$21.63	$18.63	$16.51	$13.48
Net investment income(a)	0.16	0.38	0.29	0.37	0.26	0.39
Net realized and unrealized gain (loss)	1.75	3.23	(4.30)	3.04	2.12	3.14
Net increase (decrease) from investment operations	1.91	3.61	(4.01)	3.41	2.38	3.53
Distributions(b)
From net investment income	(0.00)(c)	(0.38)	(0.28)	(0.37)	(0.25)	(0.40)
From net realized gain	—	—	(0.03)	(0.04)	(0.01)	(0.10)
Total distributions	—	(0.38)	(0.31)	(0.41)	(0.26)	(0.50)
Net asset value, end of period	$22.45	$20.54	$17.31	$21.63	$18.63	$16.51
Total Return(d)
Based on net asset value	9.31%(e)	21.00%	(18.54)%	18.38%	14.67%	26.40%
Ratios to Average Net Assets(f)
Total expenses	0.41%(g)	0.41%	0.41%	0.41%	0.41%	0.44%
Total expenses after fees waived and/or reimbursed	0.36%(g)	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.49%(g)	2.02%	1.56%	1.81%	1.62%	2.53%
Supplemental Data
Net assets, end of period (000)	$92,430	$117,251	$102,124	$119,705	$112,240	$138,397
Portfolio turnover rate	5%(h)	5%(h)	11%(h)	6%(h)	6%(i)	12%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
Financial Highlights
63

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)
	Investor P
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$20.52	$17.30	$21.61	$18.62	$16.50	$13.47
Net investment income(a)	0.18	0.38	0.29	0.38	0.26	0.37
Net realized and unrealized gain (loss)	1.73	3.22	(4.29)	3.02	2.12	3.16
Net increase (decrease) from investment operations	1.91	3.60	(4.00)	3.40	2.38	3.53
Distributions(b)
From net investment income	(0.00)(c)	(0.38)	(0.28)	(0.37)	(0.25)	(0.40)
From net realized gain	—	—	(0.03)	(0.04)	(0.01)	(0.10)
Total distributions	—	(0.38)	(0.31)	(0.41)	(0.26)	(0.50)
Net asset value, end of period	$22.43	$20.52	$17.30	$21.61	$18.62	$16.50
Total Return(d)
Based on net asset value	9.32%(e)	20.95%	(18.51)%	18.35%	14.67%	26.40%
Ratios to Average Net Assets(f)
Total expenses	0.41%(g)	0.41%	0.41%	0.41%	0.41%	0.42%
Total expenses after fees waived and/or reimbursed	0.36%(g)	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.71%(g)	2.02%	1.55%	1.87%	1.62%	2.41%
Supplemental Data
Net assets, end of period (000)	$596,972	$557,747	$470,795	$592,827	$522,176	$473,345
Portfolio turnover rate	5%(h)	5%(h)	11%(h)	6%(h)	6%(i)	12%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
64
2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)
	Class K
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$20.59	$17.35	$21.69	$18.68	$16.55	$13.51
Net investment income(a)	0.22	0.45	0.35	0.46	0.31	0.43
Net realized and unrealized gain (loss)	1.73	3.23	(4.33)	3.03	2.13	3.16
Net increase (decrease) from investment operations	1.95	3.68	(3.98)	3.49	2.44	3.59
Distributions(b)
From net investment income	(0.00)(c)	(0.44)	(0.33)	(0.44)	(0.30)	(0.45)
From net realized gain	—	—	(0.03)	(0.04)	(0.01)	(0.10)
Total distributions	—	(0.44)	(0.36)	(0.48)	(0.31)	(0.55)
Net asset value, end of period	$22.54	$20.59	$17.35	$21.69	$18.68	$16.55
Total Return(d)
Based on net asset value	9.48%(e)	21.36%	(18.33)%	18.75%	15.04%	26.77%
Ratios to Average Net Assets(f)
Total expenses	0.11%(g)	0.11%	0.11%	0.11%	0.11%	0.09%
Total expenses after fees waived and/or reimbursed	0.06%(g)	0.06%	0.05%	0.05%	0.05%	0.05%
Net investment income	2.03%(g)	2.35%	1.88%	2.23%	1.97%	2.81%
Supplemental Data
Net assets, end of period (000)	$7,906,507	$6,946,353	$4,892,212	$4,988,085	$3,567,402	$2,388,475
Portfolio turnover rate	5%(h)	5%(h)	11%(h)	6%(h)	6%(i)	12%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
Financial Highlights
65

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$21.19	$17.80	$22.24	$19.12	$16.93	$13.77
Net investment income(a)	0.21	0.44	0.34	0.46	0.31	0.42
Net realized and unrealized gain (loss)	1.87	3.38	(4.43)	3.11	2.19	3.24
Net increase (decrease) from investment operations	2.08	3.82	(4.09)	3.57	2.50	3.66
Distributions(b)
From net investment income	(0.00)(c)	(0.43)	(0.33)	(0.43)	(0.30)	(0.44)
From net realized gain	—	—	(0.02)	(0.02)	(0.01)	(0.06)
Total distributions	—	(0.43)	(0.35)	(0.45)	(0.31)	(0.50)
Net asset value, end of period	$23.27	$21.19	$17.80	$22.24	$19.12	$16.93
Total Return(d)
Based on net asset value	9.83%(e)	21.61%	(18.38)%	18.76%	15.03%	26.75%
Ratios to Average Net Assets(f)
Total expenses	0.16%(g)	0.16%	0.16%	0.16%	0.16%	0.16%
Total expenses after fees waived and/or reimbursed	0.11%(g)	0.11%	0.10%	0.10%	0.09%	0.09%
Net investment income	1.92%(g)	2.25%	1.79%	2.15%	1.89%	2.70%
Supplemental Data
Net assets, end of period (000)	$171,357	$144,447	$111,511	$114,774	$89,290	$76,250
Portfolio turnover rate	4%(h)	4%(h)	10%(h)	6%(h)	6%(i)	12%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
66
2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)
	Investor A
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$21.14	$17.76	$22.19	$19.07	$16.89	$13.74
Net investment income(a)	0.16	0.39	0.29	0.38	0.26	0.40
Net realized and unrealized gain (loss)	1.89	3.37	(4.42)	3.14	2.19	3.22
Net increase (decrease) from investment operations	2.05	3.76	(4.13)	3.52	2.45	3.62
Distributions(b)
From net investment income	(0.00)(c)	(0.38)	(0.28)	(0.38)	(0.26)	(0.41)
From net realized gain	—	—	(0.02)	(0.02)	(0.01)	(0.06)
Total distributions	—	(0.38)	(0.30)	(0.40)	(0.27)	(0.47)
Net asset value, end of period	$23.19	$21.14	$17.76	$22.19	$19.07	$16.89
Total Return(d)
Based on net asset value	9.71%(e)	21.31%	(18.59)%	18.51%	14.72%	26.46%
Ratios to Average Net Assets(f)
Total expenses	0.41%(g)	0.41%	0.41%	0.41%	0.41%	0.43%
Total expenses after fees waived and/or reimbursed	0.36%(g)	0.36%	0.35%	0.35%	0.34%	0.34%
Net investment income	1.43%(g)	1.98%	1.53%	1.82%	1.61%	2.57%
Supplemental Data
Net assets, end of period (000)	$69,115	$85,659	$72,842	$84,965	$78,100	$78,919
Portfolio turnover rate	4%(h)	4%(h)	10%(h)	6%(h)	6%(i)	12%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
Financial Highlights
67

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)
	Investor P
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$21.10	$17.74	$22.16	$19.05	$16.88	$13.73
Net investment income(a)	0.19	0.39	0.29	0.42	0.28	0.47
Net realized and unrealized gain (loss)	1.86	3.36	(4.41)	3.09	2.16	3.15
Net increase (decrease) from investment operations	2.05	3.75	(4.12)	3.51	2.44	3.62
Distributions(b)
From net investment income	(0.00)(c)	(0.39)	(0.28)	(0.38)	(0.26)	(0.41)
From net realized gain	—	—	(0.02)	(0.02)	(0.01)	(0.06)
Total distributions	—	(0.39)	(0.30)	(0.40)	(0.27)	(0.47)
Net asset value, end of period	$23.15	$21.10	$17.74	$22.16	$19.05	$16.88
Total Return(d)
Based on net asset value	9.73%(e)	21.23%	(18.55)%	18.50%	14.69%	26.54%
Ratios to Average Net Assets(f)
Total expenses	0.41%(g)	0.41%	0.41%	0.41%	0.42%	0.59%
Total expenses after fees waived and/or reimbursed	0.36%(g)	0.36%	0.35%	0.35%	0.34%	0.34%
Net investment income	1.71%(g)	2.01%	1.56%	1.97%	1.74%	2.99%
Supplemental Data
Net assets, end of period (000)	$14,847	$11,623	$7,427	$6,407	$3,826	$1,866
Portfolio turnover rate	4%(h)	4%(h)	10%(h)	6%(h)	6%(i)	12%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
68
2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)
	Class K
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$21.19	$17.81	$22.25	$19.12	$16.94	$13.77
Net investment income(a)	0.22	0.45	0.35	0.48	0.32	0.45
Net realized and unrealized gain (loss)	1.87	3.37	(4.44)	3.11	2.18	3.23
Net increase (decrease) from investment operations	2.09	3.82	(4.09)	3.59	2.50	3.68
Distributions(b)
From net investment income	(0.00)(c)	(0.44)	(0.33)	(0.44)	(0.31)	(0.45)
From net realized gain	—	—	(0.02)	(0.02)	(0.01)	(0.06)
Total distributions	—	(0.44)	(0.35)	(0.46)	(0.32)	(0.51)
Net asset value, end of period	$23.28	$21.19	$17.81	$22.25	$19.12	$16.94
Total Return(d)
Based on net asset value	9.87%(e)	21.60%	(18.33)%	18.87%	15.02%	26.89%
Ratios to Average Net Assets(f)
Total expenses	0.11%(g)	0.11%	0.11%	0.11%	0.11%	0.09%
Total expenses after fees waived and/or reimbursed	0.06%(g)	0.06%	0.05%	0.05%	0.04%	0.04%
Net investment income	1.97%(g)	2.32%	1.85%	2.24%	1.98%	2.86%
Supplemental Data
Net assets, end of period (000)	$5,499,267	$4,741,826	$3,178,027	$3,128,153	$2,124,200	$1,344,554
Portfolio turnover rate	4%(h)	4%(h)	10%(h)	6%(h)	6%(i)	12%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
Financial Highlights
69

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$18.91	$15.88	$19.82	$17.02	$15.06	$12.19
Net investment income(a)	0.19	0.40	0.31	0.42	0.29	0.44
Net realized and unrealized gain (loss)	1.68	3.01	(3.96)	2.77	1.93	2.80
Net increase (decrease) from investment operations	1.87	3.41	(3.65)	3.19	2.22	3.24
Distributions from net investment income(b)	(0.00)(c)	(0.38)	(0.29)	(0.39)	(0.26)	(0.37)
Net asset value, end of period	$20.78	$18.91	$15.88	$19.82	$17.02	$15.06
Total Return(d)
Based on net asset value	9.89%(e)	21.61%	(18.42)%	18.81%	15.02%	26.78%
Ratios to Average Net Assets(f)
Total expenses	0.16%(g)	0.16%	0.16%	0.16%	0.18%	0.29%
Total expenses after fees waived and/or reimbursed	0.11%(g)	0.11%	0.10%	0.10%	0.09%	0.09%
Net investment income	1.95%(g)	2.28%	1.81%	2.23%	1.96%	3.11%
Supplemental Data
Net assets, end of period (000)	$73,712	$58,804	$37,045	$38,667	$22,343	$11,132
Portfolio turnover rate	3%(h)	3%(h)	9%(h)	6%(h)	6%(i)	11%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
70
2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)
	Investor A
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$18.87	$15.85	$19.77	$16.98	$15.03	$12.17
Net investment income(a)	0.14	0.35	0.25	0.35	0.25	0.37
Net realized and unrealized gain (loss)	1.69	3.01	(3.93)	2.78	1.93	2.83
Net increase (decrease) from investment operations	1.83	3.36	(3.68)	3.13	2.18	3.20
Distributions from net investment income(b)	(0.00)(c)	(0.34)	(0.24)	(0.34)	(0.23)	(0.34)
Net asset value, end of period	$20.70	$18.87	$15.85	$19.77	$16.98	$15.03
Total Return(d)
Based on net asset value	9.70%(e)	21.30%	(18.58)%	18.50%	14.71%	26.46%
Ratios to Average Net Assets(f)
Total expenses	0.41%(g)	0.41%	0.41%	0.41%	0.44%	0.57%
Total expenses after fees waived and/or reimbursed	0.36%(g)	0.36%	0.35%	0.35%	0.34%	0.34%
Net investment income	1.46%(g)	2.02%	1.50%	1.88%	1.71%	2.66%
Supplemental Data
Net assets, end of period (000)	$24,095	$27,943	$18,405	$20,045	$14,564	$11,358
Portfolio turnover rate	3%(h)	3%(h)	9%(h)	6%(h)	6%(i)	11%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
Financial Highlights
71

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)
	Investor P
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$18.85	$15.84	$19.76	$16.97	$15.03	$12.17
Net investment income(a)	0.17	0.35	0.26	0.38	0.25	0.42
Net realized and unrealized gain (loss)	1.66	3.00	(3.93)	2.75	1.92	2.79
Net increase (decrease) from investment operations	1.83	3.35	(3.67)	3.13	2.17	3.21
Distributions from net investment income(b)	(0.00)(c)	(0.34)	(0.25)	(0.34)	(0.23)	(0.35)
Net asset value, end of period	$20.68	$18.85	$15.84	$19.76	$16.97	$15.03
Total Return(d)
Based on net asset value	9.71%(e)	21.26%	(18.57)%	18.53%	14.65%	26.51%
Ratios to Average Net Assets(f)
Total expenses	0.41%(g)	0.41%	0.41%	0.41%	0.44%	0.65%
Total expenses after fees waived and/or reimbursed	0.36%(g)	0.36%	0.35%	0.35%	0.34%	0.34%
Net investment income	1.72%(g)	2.04%	1.57%	1.99%	1.74%	2.97%
Supplemental Data
Net assets, end of period (000)	$20,104	$15,926	$9,663	$7,993	$4,675	$2,039
Portfolio turnover rate	3%(h)	3%(h)	9%(h)	6%(h)	6%(i)	11%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
72
2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)
	Class K
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$18.92	$15.89	$19.82	$17.03	$15.07	$12.19
Net investment income(a)	0.20	0.41	0.31	0.43	0.29	0.42
Net realized and unrealized gain (loss)	1.67	3.01	(3.94)	2.76	1.94	2.84
Net increase (decrease) from investment operations	1.87	3.42	(3.63)	3.19	2.23	3.26
Distributions from net investment income(b)	(0.00)(c)	(0.39)	(0.30)	(0.40)	(0.27)	(0.38)
Net asset value, end of period	$20.79	$18.92	$15.89	$19.82	$17.03	$15.07
Total Return(d)
Based on net asset value	9.88%(e)	21.66%	(18.32)%	18.80%	15.06%	26.92%
Ratios to Average Net Assets(f)
Total expenses	0.11%(g)	0.11%	0.11%	0.11%	0.13%	0.15%
Total expenses after fees waived and/or reimbursed	0.06%(g)	0.06%	0.05%	0.05%	0.04%	0.04%
Net investment income	1.99%(g)	2.35%	1.87%	2.28%	2.02%	2.98%
Supplemental Data
Net assets, end of period (000)	$3,134,594	$2,562,424	$1,524,706	$1,283,329	$769,397	$386,113
Portfolio turnover rate	3%(h)	3%(h)	9%(h)	6%(h)	6%(i)	11%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex
U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.
Financial Highlights
73

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Period from 10/30/19(a) to 12/31/19

Net asset value, beginning of period	$13.29	$11.16	$13.90	$11.92	$10.48	$10.00
Net investment income(b)	0.14	0.29	0.22	0.33	0.23	0.11
Net realized and unrealized gain (loss)	1.17	2.10	(2.77)	1.90	1.36	0.46
Net increase (decrease) from investment operations	1.31	2.39	(2.55)	2.23	1.59	0.57
Distributions from net investment income(c)	(0.00)(d)	(0.26)	(0.19)	(0.25)	(0.15)	(0.09)
Net asset value, end of period	$14.60	$13.29	$11.16	$13.90	$11.92	$10.48
Total Return(e)
Based on net asset value	9.86%(f)	21.57%	(18.30)%	18.74%	15.43%	5.71%(f)
Ratios to Average Net Assets(g)
Total expenses	0.17%(h)	0.17%	0.17%	0.21%	0.50%	13.00%(h)(i)
Total expenses after fees waived and/or reimbursed	0.11%(h)	0.11%	0.10%	0.09%	0.08%	0.11%(h)
Net investment income	2.02%(h)	2.37%	1.89%	2.50%	2.23%	6.26%(h)
Supplemental Data
Net assets, end of period (000)	$29,795	$20,102	$10,487	$6,545	$1,360	$52
Portfolio turnover rate	3%(j)	3%(j)	8%(j)	9%(j)	48%(k)	1%(l)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 44.41%.
(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond
Index Master Portfolio.

See notes to financial statements.
74
2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)
	Investor A
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Period from 10/30/19(a) to 12/31/19

Net asset value, beginning of period	$13.28	$11.15	$13.90	$11.92	$10.48	$10.00
Net investment income(b)	0.12	0.27	0.19	0.28	0.22	0.11
Net realized and unrealized gain (loss)	1.17	2.10	(2.77)	1.92	1.35	0.46
Net increase (decrease) from investment operations	1.29	2.37	(2.58)	2.20	1.57	0.57
Distributions from net investment income(c)	(0.00)(d)	(0.24)	(0.17)	(0.22)	(0.13)	(0.09)
Net asset value, end of period	$14.57	$13.28	$11.15	$13.90	$11.92	$10.48
Total Return(e)
Based on net asset value	9.71%(f)	21.33%	(18.56)%	18.48%	15.14%	5.67%(f)
Ratios to Average Net Assets(g)
Total expenses	0.42%(h)	0.42%	0.42%	0.46%	2.02%	13.24%(h)(i)
Total expenses after fees waived and/or reimbursed	0.36%(h)	0.36%	0.35%	0.34%	0.34%	0.36%(h)
Net investment income	1.69%(h)	2.24%	1.61%	2.08%	2.10%	6.03%(h)
Supplemental Data
Net assets, end of period (000)	$3,663	$2,930	$1,068	$523	$123	$53
Portfolio turnover rate	3%(j)	3%(j)	8%(j)	9%(j)	48%(k)	1%(l)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 44.60%.
(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond
Index Master Portfolio.

See notes to financial statements.
Financial Highlights
75

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)
	Investor P
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Period from 10/30/19(a) to 12/31/19

Net asset value, beginning of period	$13.27	$11.15	$13.89	$11.91	$10.48	$10.00
Net investment income(b)	0.12	0.25	0.19	0.36	0.20	0.11
Net realized and unrealized gain (loss)	1.17	2.10	(2.76)	1.84	1.36	0.46
Net increase (decrease) from investment operations	1.29	2.35	(2.57)	2.20	1.56	0.57
Distributions from net investment income(c)	(0.00)(d)	(0.23)	(0.17)	(0.22)	(0.13)	(0.09)
Net asset value, end of period	$14.56	$13.27	$11.15	$13.89	$11.91	$10.48
Total Return(e)
Based on net asset value	9.72%(f)	21.21%	(18.51)%	18.52%	15.12%	5.67%(f)
Ratios to Average Net Assets(g)
Total expenses	0.42%(h)	0.42%	0.42%	0.46%	1.00%	13.25%(h)(i)
Total expenses after fees waived and/or reimbursed	0.36%(h)	0.36%	0.35%	0.34%	0.33%	0.36%(h)
Net investment income	1.71%(h)	2.06%	1.61%	2.68%	1.86%	6.01%(h)
Supplemental Data
Net assets, end of period (000)	$9,507	$7,200	$4,283	$3,022	$532	$52
Portfolio turnover rate	3%(j)	3%(j)	8%(j)	9%(j)	48%(k)	1%(l)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 44.67%.
(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond
Index Master Portfolio.

See notes to financial statements.
76
2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)
	Class K
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Period from 10/30/19(a) to 12/31/19

Net asset value, beginning of period	$13.29	$11.16	$13.91	$11.92	$10.48	$10.00
Net investment income(b)	0.14	0.30	0.22	0.36	0.24	0.12
Net realized and unrealized gain (loss)	1.18	2.10	(2.77)	1.88	1.36	0.45
Net increase (decrease) from investment operations	1.32	2.40	(2.55)	2.24	1.60	0.57
Distributions from net investment income(c)	(0.00)(d)	(0.27)	(0.20)	(0.25)	(0.16)	(0.09)
Net asset value, end of period	$14.61	$13.29	$11.16	$13.91	$11.92	$10.48
Total Return(e)
Based on net asset value	9.93%(f)	21.62%	(18.32)%	18.87%	15.47%	5.72%(f)
Ratios to Average Net Assets(g)
Total expenses	0.12%(h)	0.12%	0.12%	0.16%	0.79%	11.12%(h)(i)
Total expenses after fees waived and/or reimbursed	0.06%(h)	0.06%	0.05%	0.04%	0.03%	0.06%(h)
Net investment income	2.04%(h)	2.44%	1.92%	2.67%	2.32%	7.08%(h)
Supplemental Data
Net assets, end of period (000)	$713,782	$519,925	$234,115	$123,833	$23,104	$1,940
Portfolio turnover rate	3%(j)	3%(j)	8%(j)	9%(j)	48%(k)	1%(l)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 35.79%.
(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)
Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond
Index Master Portfolio.

See notes to financial statements.
Financial Highlights
77

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Index Retirement Fund	LifePath Index Retirement Fund	Diversified
BlackRock LifePath® Index 2025 Fund	LifePath Index 2025 Fund	Diversified
BlackRock LifePath® Index 2030 Fund	LifePath Index 2030 Fund	Diversified
BlackRock LifePath® Index 2035 Fund	LifePath Index 2035 Fund	Diversified
BlackRock LifePath® Index 2040 Fund	LifePath Index 2040 Fund	Diversified
BlackRock LifePath® Index 2045 Fund	LifePath Index 2045 Fund	Diversified
BlackRock LifePath® Index 2050 Fund	LifePath Index 2050 Fund	Diversified
BlackRock LifePath® Index 2055 Fund	LifePath Index 2055 Fund	Diversified
BlackRock LifePath® Index 2060 Fund	LifePath Index 2060 Fund	Diversified
BlackRock LifePath® Index 2065 Fund	LifePath Index 2065 Fund	Diversified
As of period end, the investment of LifePath Index Retirement Fund, LifePath Index 2025 Fund, LifePath Index 2030 Fund, LifePath Index 2035 Fund, LifePath Index 2040 Fund, LifePath Index 2045 Fund, LifePath Index 2050 Fund, LifePath Index 2055 Fund, LifePath Index 2060 Fund and LifePath Index 2065 Fund in Large Cap Index Master Portfolio represented 23.5%, 24.3%, 32.3%, 39.2%, 45.8%, 51.7%, 56.2%, 58.1%, 58.3% and 58.3%, respectively, of net assets. As such, financial statements of Large Cap Index Master Portfolio, including the Schedules of Investments, should be read in conjunction with each respective Fund’s financial statements. Large Cap Index Master Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at sec.gov.
The Funds will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds. The Funds may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.
The value of a Fund’s investment in Large Cap Index Master Portfolio and Master Small Cap Index Series reflects that Fund’s proportionate interest in the net assets of that master portfolio. As of period end, the Funds held interests in Underlying Master Portfolios as follows:
Fund Name	Large Cap Index Master Portfolio	Master Small Cap Index Series
LifePath Index Retirement Fund	5.1%	3.1%
LifePath Index 2025 Fund	4.9	2.8
LifePath Index 2030 Fund	12.1	6.1
LifePath Index 2035 Fund	11.4	5.3
LifePath Index 2040 Fund	17.0	7.6
LifePath Index 2045 Fund	13.2	5.8
LifePath Index 2050 Fund	15.0	6.6
LifePath Index 2055 Fund	10.2	4.5
LifePath Index 2060 Fund	5.8	2.5
LifePath Index 2065 Fund	1.3	0.6
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A and Investor P Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None
Investor P Shares	Yes	No(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
On May 16, 2024, the Board of Trustees of LifePath Index 2025 Fund and the Board of Trustees of LifePath Index Retirement Fund each approved the reorganization of LifePath Index 2025 Fund into LifePath Index Retirement Fund. The reorganization is expected to occur during the fourth quarter of 2024 and does not require shareholder approval.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
78
2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Each Fund records daily its proportionate share of the Large Cap Index Master Portfolio and Master Small Cap Index Series income, expenses and realized and unrealized gains and losses.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  Distributions from net investment income are declared and paid quarterly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of each Fund (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•The Funds record their proportionate investment in the Underlying Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Underlying Master Portfolios.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Notes to Financial Statements
79

Notes to Financial Statements (unaudited) (continued)

•Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of  June 30, 2024, certain investments of the Funds were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the  Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements  of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
LifePath Index Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
LifePath Index Retirement Fund
Goldman Sachs & Co. LLC	$ 70,985,292	$ (70,985,292)	$ —	$ —
LifePath Index 2030 Fund
BNP Paribas SA	$ 248,013	$ (248,013)	$ —	$ —
LifePath Index 2035 Fund
BNP Paribas SA	$ 3,267,468	$ (3,267,468)	$ —	$ —
BofA Securities, Inc.	1,174,580	(1,174,580)	—	—
Morgan Stanley	466,164	(466,164)	—	—
UBS AG	371,580	(371,580)	—	—
	$ 5,279,792	$ (5,279,792)	$ —	$ —
LifePath Index 2040 Fund
Morgan Stanley	$ 3,965,772	$ (3,965,772)	$ —	$ —
Wells Fargo Bank N.A.	918,308	(918,308)	—	—
	$ 4,884,080	$ (4,884,080)	$ —	$ —
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2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

LifePath Index Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
LifePath Index 2050 Fund
BNP Paribas SA	$ 455,916	$ (455,916)	$ —	$ —
BofA Securities, Inc.	14,308,520	(14,308,520)	—	—
Goldman Sachs & Co. LLC	9,539,472	(9,539,472)	—	—
J.P. Morgan Securities LLC	20,268	(20,268)	—	—
Morgan Stanley	16,248,180	(16,248,180)	—	—
RBC Capital Markets LLC	2,297,040	(2,297,040)	—	—
	$ 42,869,396	$ (42,869,396)	$ —	$ —
LifePath Index 2060 Fund
Barclays Capital, Inc.	$ 912,060	$ (912,060)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with BFA, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to 0.05% of the average daily value of each Fund’s net assets.
Service Fees:  The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of each Fund’s Investor A and Investor P Shares.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the six months ended June 30, 2024, the following table shows the class specific service fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor P	Total
LifePath Index Retirement Fund	$ 175,273	$ 2,295,290	$ 2,470,563
LifePath Index 2025 Fund	99,536	119,992	219,528
LifePath Index 2030 Fund	210,277	2,219,074	2,429,351
LifePath Index 2035 Fund	150,441	70,043	220,484
LifePath Index 2040 Fund	178,281	2,002,749	2,181,030
LifePath Index 2045 Fund	133,972	32,115	166,087
LifePath Index 2050 Fund	143,138	717,004	860,142
LifePath Index 2055 Fund	104,109	16,387	120,496
LifePath Index 2060 Fund	35,536	21,914	57,450
LifePath Index 2065 Fund	3,972	10,535	14,507
Administration:  The Trust, on behalf of each Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL is entitled to receive for these administrative services an annual fee of 0.09% based on the average daily net assets of each Fund’s Institutional, Investor A and Investor P Shares and 0.04% of the average daily net assets of each Fund’s Class K Shares.
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.
Notes to Financial Statements
81

Notes to Financial Statements (unaudited) (continued)

For the six months ended June 30, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor P	Class K	Total
LifePath Index Retirement Fund	$ 164,195	$ 63,099	$ 826,304	$ 980,399	$ 2,033,997
LifePath Index 2025 Fund	85,341	35,833	43,197	1,239,704	1,404,075
LifePath Index 2030 Fund	251,935	75,700	798,866	1,894,244	3,020,745
LifePath Index 2035 Fund	100,173	54,159	25,215	1,745,361	1,924,908
LifePath Index 2040 Fund	322,932	64,181	720,990	1,839,602	2,947,705
LifePath Index 2045 Fund	82,737	48,230	11,561	1,517,722	1,660,250
LifePath Index 2050 Fund	83,439	51,530	258,121	1,475,919	1,869,009
LifePath Index 2055 Fund	70,983	37,479	5,900	1,018,696	1,133,058
LifePath Index 2060 Fund	29,864	12,793	7,889	566,464	617,010
LifePath Index 2065 Fund	11,257	1,430	3,793	121,935	138,415
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended June 30, 2024, the Funds did not pay any amounts to affiliates in return for these services.
Other Fees:  For the six months ended June 30, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor P Shares as follows:
Fund Name	Investor P
LifePath Index Retirement Fund	$ 30,481
LifePath Index 2025 Fund	7,972
LifePath Index 2030 Fund	45,847
LifePath Index 2035 Fund	8,289
LifePath Index 2040 Fund	51,345
LifePath Index 2045 Fund	4,020
LifePath Index 2050 Fund	25,239
LifePath Index 2055 Fund	3,577
LifePath Index 2060 Fund	3,704
LifePath Index 2065 Fund	2,816
For the six months ended June 30, 2024, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor P
LifePath Index Retirement Fund	$ —	$ 25
LifePath Index 2025 Fund	—	21
LifePath Index 2030 Fund	—	393
LifePath Index 2045 Fund	132	359
LifePath Index 2050 Fund	—	3
Expense Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to BFA indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended June 30, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Index Retirement Fund	$ 3,801
LifePath Index 2025 Fund	3,728
LifePath Index 2030 Fund	6,403
LifePath Index 2035 Fund	7,753
LifePath Index 2040 Fund	9,040
LifePath Index 2045 Fund	7,080
LifePath Index 2050 Fund	7,312
LifePath Index 2055 Fund	4,941
LifePath Index 2060 Fund	3,215
LifePath Index 2065 Fund	893
The Manager and the Administrator have contractually agreed to reimburse each Fund for acquired fund fees and expenses up to a maximum amount equal to the combined investment advisory fee and administration fee of each share class through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority
82
2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended June 30, 2024, the amounts waived were as follows:
LifePath Index Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Index Retirement Fund	$ 1,236,921
LifePath Index 2025 Fund	1,150,598
LifePath Index 2030 Fund	2,363,753
LifePath Index 2035 Fund	1,973,903
LifePath Index 2040 Fund	2,687,709
LifePath Index 2045 Fund	1,895,846
LifePath Index 2050 Fund	1,981,720
LifePath Index 2055 Fund	1,275,444
LifePath Index 2060 Fund	698,833
LifePath Index 2065 Fund	153,122
The fees and expenses of the Funds’ Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. Each of BAL and BFA has contractually agreed to reimburse the Funds or provide an offsetting credit for such independent expenses through June 30, 2034. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended June 30, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Index Retirement Fund	$ 40,294
LifePath Index 2025 Fund	37,530
LifePath Index 2030 Fund	55,566
LifePath Index 2035 Fund	45,077
LifePath Index 2040 Fund	53,656
LifePath Index 2045 Fund	40,561
LifePath Index 2050 Fund	41,769
LifePath Index 2055 Fund	31,961
LifePath Index 2060 Fund	23,937
LifePath Index 2065 Fund	16,519
Securities Lending:  The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended June 30, 2024, each Fund paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
LifePath Index Retirement Fund	$ 6,076
LifePath Index 2025 Fund	705
LifePath Index 2030 Fund	9,025
LifePath Index 2035 Fund	6,841
LifePath Index 2040 Fund	23,239
LifePath Index 2045 Fund	13,291
LifePath Index 2050 Fund	9,497
LifePath Index 2055 Fund	273
Notes to Financial Statements
83

Notes to Financial Statements (unaudited) (continued)

Fund Name	Amounts
LifePath Index 2060 Fund	$ 3,376
LifePath Index 2065 Fund	70
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  Each Fund may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.
6.
 PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments in the Underlying Funds and the Underlying Master Portfolios, excluding short-term securities, were as follows:
LifePath Index Fund Name	Purchases	Sales
LifePath Index Retirement Fund	$354,796,937	$820,299,389
LifePath Index 2025 Fund	483,662,956	708,882,187
LifePath Index 2030 Fund	855,845,638	877,183,515
LifePath Index 2035 Fund	770,768,385	480,590,683
LifePath Index 2040 Fund	822,562,765	630,073,235
LifePath Index 2045 Fund	663,194,997	354,871,796
LifePath Index 2050 Fund	669,202,858	381,613,606
LifePath Index 2055 Fund	521,132,129	228,886,905
LifePath Index 2060 Fund	416,238,123	91,428,776
LifePath Index 2065 Fund	165,791,123	16,882,442
7.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’ s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
84
2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

As of December 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards
LifePath Index Retirement Fund	$ (10,861,701)
LifePath Index 2025 Fund	(52,549,894)
LifePath Index 2030 Fund	(57,811,832)
LifePath Index 2035 Fund	(54,739,328)
LifePath Index 2040 Fund	(50,087,438)
LifePath Index 2045 Fund	(58,379,615)
LifePath Index 2050 Fund	(30,643,841)
LifePath Index 2055 Fund	(18,947,009)
LifePath Index 2060 Fund	(20,389,316)
LifePath Index 2065 Fund	(17,156,303)
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LifePath Index Retirement Fund	$ 5,875,546,147	$ 1,581,265,042	$ (201,383,487)	$ 1,379,881,555
LifePath Index 2025 Fund	5,415,193,119	1,368,347,903	(189,977,275)	1,178,370,628
LifePath Index 2030 Fund	9,761,664,442	2,851,251,882	(315,175,536)	2,536,076,346
LifePath Index 2035 Fund	7,606,254,430	2,149,390,778	(180,880,237)	1,968,510,541
LifePath Index 2040 Fund	9,099,252,271	3,379,059,661	(253,378,173)	3,125,681,488
LifePath Index 2045 Fund	6,332,251,898	2,240,422,296	(181,403,252)	2,059,019,044
LifePath Index 2050 Fund	6,549,416,481	2,478,643,702	(184,743,990)	2,293,899,712
LifePath Index 2055 Fund	4,393,380,736	1,475,120,783	(111,285,874)	1,363,834,909
LifePath Index 2060 Fund	2,630,216,601	676,588,562	(50,944,868)	625,643,694
LifePath Index 2065 Fund	641,248,305	121,485,575	(6,370,144)	115,115,431
8.
BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2024, the Funds did not borrow under the credit agreement.
9.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Notes to Financial Statements
85

Notes to Financial Statements (unaudited) (continued)

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 06/30/24		Year Ended 12/31/23
LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index Retirement Fund
Institutional
Shares sold	1,193,357	$ 15,979,855	3,593,886	$ 45,806,759
Shares issued in reinvestment of distributions	5,312	72,774	798,536	10,223,795
Shares redeemed	(2,773,634)	(37,040,274)	(7,250,471)	(92,452,592)
	(1,574,965)	$ (20,987,645)	(2,858,049)	$ (36,422,038)
Investor A
Shares sold	773,444	$ 10,374,305	1,935,874	$ 24,569,018
Shares issued in reinvestment of distributions	1,837	25,115	299,399	3,828,940
Shares redeemed	(2,711,253)	(36,545,836)	(5,075,154)	(64,407,913)
	(1,935,972)	$ (26,146,416)	(2,839,881)	$ (36,009,955)
Investor P
Shares sold	2,119,711	$ 28,248,786	4,472,481	$ 56,637,601
Shares issued in reinvestment of distributions	26,736	365,206	3,588,477	45,854,100
Shares redeemed	(10,186,773)	(135,932,966)	(22,609,173)	(285,928,107)
	(8,040,326)	$ (107,318,974)	(14,548,215)	$ (183,436,406)
Class K
Shares sold	29,814,812	$ 397,961,371	76,456,518	$ 969,874,080
Shares issued in reinvestment of distributions	70,081	960,112	10,475,396	134,045,376
Shares redeemed	(59,193,992)	(791,401,950)	(90,199,922)	(1,140,990,152)
	(29,309,099)	$ (392,480,467)	(3,268,008)	$ (37,070,696)
	(40,860,362)	$ (546,933,502)	(23,514,153)	$ (292,939,095)

	Six Months Ended 06/30/24		Year Ended 12/31/23
LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2025 Fund
Institutional
Shares sold	797,816	$ 12,020,159	3,107,129	$ 44,306,587
Shares issued in reinvestment of distributions	2,154	33,342	355,633	5,123,462
Shares redeemed	(1,504,556)	(22,685,640)	(3,923,166)	(56,180,832)
	(704,586)	$ (10,632,139)	(460,404)	$ (6,750,783)
Investor A
Shares sold	394,556	$ 5,947,696	941,666	$ 13,429,144
Shares issued in reinvestment of distributions	671	10,361	161,978	2,330,021
Shares redeemed	(2,553,316)	(38,936,005)	(2,878,939)	(41,231,113)
	(2,158,089)	$ (32,977,948)	(1,775,295)	$ (25,471,948)
86
2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/24		Year Ended 12/31/23
LifePath Index Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2025 Fund (continued)
Investor P
Shares sold	468,686	$ 7,072,198	999,217	$ 14,126,700
Shares issued in reinvestment of distributions	1,129	17,389	154,852	2,224,108
Shares redeemed	(511,412)	(7,684,779)	(1,091,506)	(15,436,033)
	(41,597)	$ (595,192)	62,563	$ 914,775
Class K
Shares sold	36,501,145	$ 549,737,741	83,332,155	$ 1,189,501,710
Shares issued in reinvestment of distributions	70,578	1,093,259	11,269,208	162,412,334
Shares redeemed	(53,612,681)	(809,916,376)	(84,105,295)	(1,195,998,438)
	(17,040,958)	$ (259,085,376)	10,496,068	$ 155,915,606
	(19,945,230)	$ (303,290,655)	8,322,932	$ 124,607,650

	Six Months Ended 06/30/24		Year Ended 12/31/23
LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2030 Fund
Institutional
Shares sold	2,229,953	$ 36,453,414	4,524,763	$ 68,914,528
Shares issued in reinvestment of distributions	5,271	89,025	904,928	13,988,352
Shares redeemed	(2,429,579)	(39,578,997)	(5,946,756)	(91,059,743)
	(194,355)	$ (3,036,558)	(517,065)	$ (8,156,863)
Investor A
Shares sold	1,431,531	$ 23,599,710	2,344,132	$ 35,633,205
Shares issued in reinvestment of distributions	1,332	22,471	272,895	4,219,197
Shares redeemed	(3,643,663)	(60,630,314)	(4,276,237)	(65,424,169)
	(2,210,800)	$ (37,008,133)	(1,659,210)	$ (25,571,767)
Investor P
Shares sold	2,291,130	$ 37,480,839	4,550,836	$ 68,966,535
Shares issued in reinvestment of distributions	16,399	276,328	2,621,949	40,526,492
Shares redeemed	(7,270,198)	(118,916,070)	(12,631,230)	(191,444,157)
	(4,962,669)	$ (81,158,903)	(5,458,445)	$ (81,951,130)
Class K
Shares sold	53,377,378	$ 871,997,199	119,698,908	$ 1,823,567,071
Shares issued in reinvestment of distributions	88,906	1,500,734	14,843,032	229,328,596
Shares redeemed	(55,240,361)	(904,563,381)	(89,072,733)	(1,354,069,546)
	(1,774,077)	$ (31,065,448)	45,469,207	$ 698,826,121
	(9,141,901)	$ (152,269,042)	37,834,487	$ 583,146,361

	Six Months Ended 06/30/24		Year Ended 12/31/23
LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2035 Fund
Institutional
Shares sold	1,622,889	$ 28,849,681	3,310,253	$ 54,068,654
Shares issued in reinvestment of distributions	1,527	28,345	302,321	5,060,245
Shares redeemed	(1,073,405)	(19,184,628)	(3,021,852)	(49,926,404)
	551,011	$ 9,693,398	590,722	$ 9,202,495
Investor A
Shares sold	762,323	$ 13,590,168	1,457,962	$ 23,828,977
Shares issued in reinvestment of distributions	586	10,838	166,817	2,787,538
Shares redeemed	(3,290,299)	(60,083,176)	(2,098,152)	(34,334,597)
	(2,527,390)	$ (46,482,170)	(473,373)	$ (7,718,082)
Notes to Financial Statements
87

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/24		Year Ended 12/31/23
LifePath Index Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2035 Fund (continued)
Investor P
Shares sold	565,543	$ 10,132,097	831,859	$ 13,521,688
Shares issued in reinvestment of distributions	413	7,615	66,359	1,107,224
Shares redeemed	(202,608)	(3,580,234)	(569,752)	(9,317,251)
	363,348	$ 6,559,478	328,466	$ 5,311,661
Class K
Shares sold	53,155,912	$ 950,065,168	108,784,884	$ 1,784,933,880
Shares issued in reinvestment of distributions	60,012	1,112,617	11,566,640	193,519,098
Shares redeemed	(39,378,507)	(705,096,543)	(60,244,577)	(983,471,308)
	13,837,417	$ 246,081,242	60,106,947	$ 994,981,670
	12,224,386	$ 215,851,948	60,552,762	$ 1,001,777,744

	Six Months Ended 06/30/24		Year Ended 12/31/23
LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2040 Fund
Institutional
Shares sold	2,023,789	$ 38,769,790	4,862,690	$ 84,258,270
Shares issued in reinvestment of distributions	5,472	109,427	899,014	15,996,190
Shares redeemed	(2,734,529)	(52,163,771)	(4,572,993)	(79,752,144)
	(705,268)	$ (13,284,554)	1,188,711	$ 20,502,316
Investor A
Shares sold	1,028,589	$ 19,827,530	1,889,229	$ 32,606,768
Shares issued in reinvestment of distributions	872	17,379	178,319	3,169,460
Shares redeemed	(3,056,428)	(60,050,092)	(2,776,310)	(48,393,513)
	(2,026,967)	$ (40,205,183)	(708,762)	$ (12,617,285)
Investor P
Shares sold	1,877,483	$ 35,997,535	3,953,121	$ 68,183,320
Shares issued in reinvestment of distributions	12,205	243,117	1,832,361	32,545,427
Shares redeemed	(4,493,230)	(86,294,354)	(8,604,068)	(148,259,925)
	(2,603,542)	$ (50,053,702)	(2,818,586)	$ (47,531,178)
Class K
Shares sold	47,479,904	$ 910,689,215	98,973,568	$ 1,719,084,057
Shares issued in reinvestment of distributions	71,371	1,427,411	11,025,421	196,199,501
Shares redeemed	(35,827,183)	(688,049,504)	(52,756,920)	(913,444,813)
	11,724,092	$ 224,067,122	57,242,069	$ 1,001,838,745
	6,388,315	$ 120,523,683	54,903,432	$ 962,192,598

	Six Months Ended 06/30/24		Year Ended 12/31/23
LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2045 Fund
Institutional
Shares sold	1,136,773	$ 23,332,962	2,626,659	$ 47,822,547
Shares issued in reinvestment of distributions	1,165	25,110	205,207	3,883,846
Shares redeemed	(663,132)	(13,638,857)	(2,855,628)	(52,855,798)
	474,806	$ 9,719,215	(23,762)	$ (1,149,405)
Investor A
Shares sold	560,574	$ 11,574,195	1,350,124	$ 24,634,820
Shares issued in reinvestment of distributions	460	9,888	122,793	2,323,751
Shares redeemed	(2,818,098)	(59,628,638)	(1,692,416)	(31,126,686)
	(2,257,064)	$ (48,044,555)	(219,499)	$ (4,168,115)
88
2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/24		Year Ended 12/31/23
LifePath Index Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2045 Fund (continued)
Investor P
Shares sold	195,070	$ 3,995,384	458,431	$ 8,326,925
Shares issued in reinvestment of distributions	166	3,554	21,530	407,826
Shares redeemed	(81,402)	(1,674,693)	(145,296)	(2,598,778)
	113,834	$ 2,324,245	334,665	$ 6,135,973
Class K
Shares sold	42,537,180	$ 876,226,511	83,903,890	$ 1,547,101,175
Shares issued in reinvestment of distributions	47,782	1,030,648	7,953,679	150,858,532
Shares redeemed	(27,937,117)	(577,031,544)	(37,758,481)	(692,037,348)
	14,647,845	$ 300,225,615	54,099,088	$ 1,005,922,359
	12,979,421	$ 264,224,520	54,190,492	$ 1,006,740,812

	Six Months Ended 06/30/24		Year Ended 12/31/23
LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2050 Fund
Institutional
Shares sold	1,148,175	$ 24,536,134	2,727,572	$ 51,532,783
Shares issued in reinvestment of distributions	1,099	24,787	188,467	3,702,022
Shares redeemed	(768,219)	(16,364,231)	(2,122,096)	(40,941,679)
	381,055	$ 8,196,690	793,943	$ 14,293,126
Investor A
Shares sold	686,528	$ 14,740,977	1,358,536	$ 25,671,327
Shares issued in reinvestment of distributions	513	11,521	116,256	2,281,677
Shares redeemed	(2,278,490)	(50,391,908)	(1,665,321)	(31,888,529)
	(1,591,449)	$ (35,639,410)	(190,529)	$ (3,935,525)
Investor P
Shares sold	912,469	$ 19,485,532	1,890,512	$ 35,588,809
Shares issued in reinvestment of distributions	3,332	74,730	527,481	10,342,903
Shares redeemed	(1,480,500)	(31,648,247)	(2,457,773)	(46,177,645)
	(564,699)	$ (12,087,985)	(39,780)	$ (245,933)
Class K
Shares sold	38,761,052	$ 832,298,801	82,915,378	$ 1,578,978,177
Shares issued in reinvestment of distributions	43,671	984,341	7,112,887	139,749,307
Shares redeemed	(25,382,574)	(544,479,164)	(34,592,915)	(654,499,628)
	13,422,149	$ 288,803,978	55,435,350	$ 1,064,227,856
	11,647,056	$ 249,273,273	55,998,984	$ 1,074,339,524

	Six Months Ended 06/30/24		Year Ended 12/31/23
LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2055 Fund
Institutional
Shares sold	1,227,946	$ 27,052,704	2,282,942	$ 44,185,997
Shares issued in reinvestment of distributions	774	18,018	149,648	3,025,754
Shares redeemed	(683,351)	(15,078,620)	(1,878,248)	(37,491,546)
	545,369	$ 11,992,102	554,342	$ 9,720,205
Investor A
Shares sold	567,388	$ 12,519,581	1,332,795	$ 25,957,038
Shares issued in reinvestment of distributions	315	7,299	79,611	1,609,459
Shares redeemed	(1,639,745)	(37,211,713)	(1,460,605)	(28,739,909)
	(1,072,042)	$ (24,684,833)	(48,199)	$ (1,173,412)
Notes to Financial Statements
89

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/24		Year Ended 12/31/23
LifePath Index Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2055 Fund (continued)
Investor P
Shares sold	143,479	$ 3,186,898	227,294	$ 4,395,722
Shares issued in reinvestment of distributions	67	1,555	9,473	191,473
Shares redeemed	(53,028)	(1,168,457)	(104,739)	(2,037,435)
	90,518	$ 2,019,996	132,028	$ 2,549,760
Class K
Shares sold	31,229,103	$ 691,950,862	64,206,328	$ 1,257,787,277
Shares issued in reinvestment of distributions	24,868	578,917	4,527,115	91,604,149
Shares redeemed	(18,825,219)	(416,551,300)	(23,448,540)	(456,042,320)
	12,428,752	$ 275,978,479	45,284,903	$ 893,349,106
	11,992,597	$ 265,305,744	45,923,074	$ 904,445,659

	Six Months Ended 06/30/24		Year Ended 12/31/23
LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2060 Fund
Institutional
Shares sold	883,506	$ 17,367,772	1,510,482	$ 26,120,779
Shares issued in reinvestment of distributions	37	768	64,968	1,173,994
Shares redeemed	(444,918)	(8,738,106)	(798,216)	(14,329,544)
	438,625	$ 8,630,434	777,234	$ 12,965,229
Investor A
Shares sold	228,494	$ 4,497,437	584,345	$ 10,149,244
Shares issued in reinvestment of distributions	12	251	25,839	467,225
Shares redeemed	(545,610)	(11,138,690)	(290,312)	(5,057,412)
	(317,104)	$ (6,641,002)	319,872	$ 5,559,057
Investor P
Shares sold	235,852	$ 4,670,122	300,295	$ 5,253,478
Shares issued in reinvestment of distributions	10	207	14,338	259,231
Shares redeemed	(108,687)	(2,115,308)	(79,828)	(1,389,770)
	127,175	$ 2,555,021	234,805	$ 4,122,939
Class K
Shares sold	26,833,005	$ 531,152,031	52,187,751	$ 911,661,500
Shares issued in reinvestment of distributions	1,572	32,682	2,620,965	47,426,211
Shares redeemed	(11,493,135)	(227,447,541)	(15,316,436)	(266,129,586)
	15,341,442	$ 303,737,172	39,492,280	$ 692,958,125
	15,590,138	$ 308,281,625	40,824,191	$ 715,605,350

	Six Months Ended 06/30/24		Year Ended 12/31/23
LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2065 Fund
Institutional
Shares sold	661,086	$ 9,187,239	889,800	$ 10,769,155
Shares issued in reinvestment of distributions	2	26	29,468	374,850
Shares redeemed	(132,886)	(1,850,363)	(346,489)	(4,309,092)
	528,202	$ 7,336,902	572,779	$ 6,834,913
Investor A
Shares sold	73,727	$ 1,028,852	147,856	$ 1,830,576
Shares issued in reinvestment of distributions	—	—	3,066	39,286
Shares redeemed	(42,950)	(596,816)	(25,944)	(320,301)
	30,777	$ 432,036	124,978	$ 1,549,561
90
2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/24		Year Ended 12/31/23
LifePath Index Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2065 Fund (continued)
Investor P
Shares sold	184,930	$ 2,580,512	242,668	$ 2,958,718
Shares issued in reinvestment of distributions	1	8	9,145	116,372
Shares redeemed	(74,520)	(1,048,136)	(93,571)	(1,177,040)
	110,411	$ 1,532,384	158,242	$ 1,898,050
Class K
Shares sold	14,096,906	$ 196,558,301	21,899,500	$ 267,708,432
Shares issued in reinvestment of distributions	43	633	700,627	8,926,637
Shares redeemed	(4,343,001)	(60,641,083)	(4,460,339)	(54,526,729)
	9,753,948	$ 135,917,851	18,139,788	$ 222,108,340
	10,423,338	$ 145,219,173	18,995,787	$ 232,390,864
As of June 30, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Institutional	Investor A	Investor P	Class K
LifePath Index Retirement Fund	—	—	32,483	—
LifePath Index 2025 Fund	—	—	14,948	—
LifePath Index 2030 Fund	—	—	14,524	—
LifePath Index 2035 Fund	—	—	14,025	—
LifePath Index 2040 Fund	—	—	13,661	—
LifePath Index 2045 Fund	—	—	13,289	—
LifePath Index 2050 Fund	—	—	13,072	—
LifePath Index 2055 Fund	—	—	12,821	—
LifePath Index 2060 Fund	—	—	14,482	—
LifePath Index 2065 Fund	5,000	5,000	5,000	85,000
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
91

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Funds for the Funds’ allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
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2024 BlackRock Semi-Annual Financial Statements

Additional Information (continued)

LifePath Index Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Funds
400 Howard Street
San Francisco, CA 94105
Additional Information
93

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds III (the “Trust”) met on April 16, 2024 (the “April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock LifePath Index Retirement Fund (“LifePath Index Retirement Fund”), BlackRock LifePath Index 2025 Fund (“LifePath Index 2025 Fund”), BlackRock LifePath Index 2030 Fund (“LifePath Index 2030 Fund”), BlackRock LifePath Index 2035 Fund (“LifePath Index 2035 Fund”), BlackRock LifePath Index 2040 Fund (“LifePath Index 2040 Fund”), BlackRock LifePath Index 2045 Fund (“LifePath Index 2045 Fund”), BlackRock LifePath Index 2050 Fund (“LifePath Index 2050 Fund”), BlackRock LifePath Index 2055 Fund (“LifePath Index 2055 Fund”), BlackRock LifePath Index 2060 Fund (“LifePath Index 2060 Fund”) and BlackRock LifePath Index 2065 Fund (“LifePath Index 2065 Fund”) (each, a “Fund” and collectively, the “Funds”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), each Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members.  The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed.  The committees of the Board similarly met throughout the year.  The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders.  BlackRock also furnished additional information to the Board in response to specific questions from the Board.  Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement.  The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations.  The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings.  The Board noted the willingness of BlackRock’s personnel to
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2024 BlackRock Semi-Annual Financial Statements

Disclosure of Investment Advisory Agreement (continued)

engage in open, candid discussions with the Board.  The Board evaluated the information available to it on a fund-by-fund basis.  The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision.  The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund.  Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable.  The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers.  The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund.  BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds.  In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April Meeting.  In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2023, as compared to its Performance Peers.  Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.  In connection with its review, with respect to each Fund, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.  The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, each of LifePath Index 2050 Fund, LifePath Index 2055 Fund and LifePath Index 2060 Fund ranked in the first quartile against its Morningstar Category.
The Board noted that for each of the one-year, three-year and since-inception periods reported, LifePath Index 2065 Fund ranked in the first quartile against its Morningstar Category.
The Board noted that for the one-, three- and five-year periods reported, LifePath Index 2045 Fund ranked in the first, first, and second quartiles, respectively, against its Morningstar Category.
The Board noted that for the one-, three- and five-year periods reported, LifePath Index Retirement Fund ranked in the first, third and first quartiles, respectively, against its Morningstar Category. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable period.
The Board noted that for each of the one-, three- and five-year periods reported, LifePath Index 2040 Fund ranked in the second quartile against its Morningstar Category.
The Board noted that for the one-, three- and five-year periods reported, LifePath Index 2035 Fund ranked in the second, third and third quartiles, respectively, against its Morningstar Category. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable periods.
The Board noted that for each of the one-, three- and five-year periods reported, LifePath Index 2030 Fund ranked in the third quartile against its Morningstar Category. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable periods.
Disclosure of Investment Advisory Agreement
95

Disclosure of Investment Advisory Agreement (continued)

The Board noted that for the one-, three- and five-year periods reported, LifePath Index 2025 Fund ranked in the third, fourth and third quartiles, respectively, against its Morningstar Category. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable periods.
The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for each Fund, and that BlackRock has explained its rationale for this belief to the Board.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees.  The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers.  The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility.  The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years.  The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products.  The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.  The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms.  The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the varying fee structures for fund of funds can limit the value of management fee comparisons.
The Board also noted that each of LifePath Index Retirement Fund’s, LifePath Index 2025 Fund’s and LifePath Index 2065 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the pertinent Fund’s Expense Peers.
The Board also noted that each of LifePath Index 2055 Fund’s and LifePath Index 2060 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the third and first quartiles, respectively, relative to the pertinent Fund’s Expense Peers.
The Board also noted that LifePath Index 2030 Fund’s, LifePath Index 2040 Fund’s, LifePath Index 2045 Fund’s and LifePath Index 2050 Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the pertinent Fund’s Expense Peers.
The Board also noted that LifePath Index 2035 Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the third and first quartiles, respectively, relative to the Fund’s Expense Peers.
Additionally, the Board noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Fund for certain other fees and expenses.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable.  The Board considered the each Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the
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2024 BlackRock Semi-Annual Financial Statements

Disclosure of Investment Advisory Agreement (continued)

Funds, including for administrative, distribution, securities lending and cash management services.  With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent.  The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and, in the best interest of each Fund and its shareholders.  In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered.  The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement
97

Glossary of Terms Used in this Report

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
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2024 BlackRock Semi-Annual Financial Statements

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7
Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7
Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 –	Exhibits attached hereto
(a)(1) Code of Ethics – Not applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrants have duly caused this report to be signed on their behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrants and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: August 22, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds III

Date: August 22, 2024